As filed with the Securities and Exchange Commission on May 2, 2007

Registration No. 333-89661; 811-09645

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☐

Post-Effective Amendment No. 49	☒

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 50	☒
(Check appropriate box or boxes)

COLUMBIA FUNDS SERIES TRUST

(Exact Name of Registrant as specified in Charter)

One Financial Center

Boston, MA 02111

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 321-7854

James R. Bordewick, Jr.

c/o Columbia Management Group

100 Federal Street

Boston, MA 02110

(Name and Address of Agent for Service)

With copies to:

Robert M. Kurucza, Esq.

Marco E. Adelfio, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Ave., N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to Rule 485(b), or
☒	60 days after filing pursuant to Rule 485(a), or
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to Rule 485(b), or
☐	on (date) pursuant to Rule 485(a).
☐	on (date) pursuant to paragraph(a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The Registrant is filing this Post-Effective Amendment No. 49 under the 1933 Act and Post-Effective Amendment No. 50 under the 1940 Act to the Registration Statement on Form N-1A for Columbia Funds Series Trust (the “Trust”) in order to effect certain material and non-material changes for certain Funds of the Trust.

Columbia Management®

Columbia Funds Class A, Class B, Class C and Class R Shares Prospectus
Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Large Cap Value Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Large Cap Value Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective
[Chess Piece Icon]	Principal Investment Strategies
[Caution Sign Icon]	Principal Risks
[Stock Graph Icon]	Performance Information
[Calculator Icon]	Fees and Expenses
[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

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Columbia Large Cap Value Fund

FUNDimensions ™

Columbia Large Cap Value Fund

Investment Objective:	Long-term capital appreciation

Investment Style:	Value

Benchmark:	Russell 1000 Value Index

Ticker Symbols:	Class A: NVLEX Class B: NVLNX Class C: NVALX Class R: CVURX

Principal Risks:	Management risk Market risk Value investment strategy risk Foreign securities risk Real estate investment trusts risk

FUNDamentals ™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Equity funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

FUNDamentals ™

What is value investing?

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes true value is and therefore have potential to increase in value.

[Arrow Icon] Investment Objective

The Fund seeks long-term capital appreciation.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in equity securities of companies whose market capitalizations are in the range of the companies in the Russell 1000 Value Index at the time of purchase (between $X and $X as of [                        ]), that the Advisor believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Advisor combines fundamental and quantitative analysis with risk management to identify value opportunities and construct the Fund’s portfolio. The Advisor looks at, among other things:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

•	a company’s current operating margins relative to its historic range and future potential.

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor, if the Advisor believes that there is deterioration in the issuer’s fundamental prospects, if other investments are more attractive, or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

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Columbia Large Cap Value Fund

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Value Investment Strategy Risk – The Fund’s value style investment strategy attempts to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Thus, value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s prospects is wrong, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for an extended period of time.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls, and that foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

Real Estate Investment Trusts Risk – The Fund invests in real estate investment trusts (REITs), which involve certain risks. REITs are entities which either own properties or make construction or mortgage loans, and also may include operating or finance companies. The prices of REIT shares are affected by changes in the value of the underlying property owned by the REIT. In addition, certain of the risks associated with general real estate ownership apply to a Fund’s REIT investment, including risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

6

Columbia Large Cap Value Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Large Cap Value Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B, Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Russell 1000 Value Index, an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the index as a whole. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years (a)
Class A shares returns before taxes	[ ]%	[ ]%	[ ]%
Class A shares returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Class A shares returns after taxes on distributions and sale of Fund shares	[ ]%	[ ]%	[ ]%
Class B shares returns before taxes	[ ]%	[ ]%	[ ]%
Class C shares returns before taxes	[ ]%	[ ]%	[ ]%
Class R shares returns before taxes	[ ]%	[ ]%	[ ]%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B, Class C and Class R shares are December 6, 1989, June 7, 1993, June 17, 1992 and January 23, 2006, respectively. The return for the index shown is from [    ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

8

Columbia Large Cap Value Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

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Columbia Large Cap Value Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[ ]%	[ ]%	[ ]%	[ ]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[ ]% (a)	[ ]% (b)	[ ]% (c)	[ ]%

Annual Fund Operating Expenses (d) (deducted from the Fund’s assets)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Management fees (e)	[ ]%	[ ]%	[ ]%	[ ]%
Distribution (Rule 12b-1) and service fees	[ ]%	[ ]%	[ ]%	[ ]%
Other expenses (f)	[ ]%	[ ]%	[ ]%	[ ]%
Total annual Fund operating expenses	[ ]%	[ ]%	[ ]%	[ ]%
Fee waivers and/or reimbursements (g)	[ ]%	[ ]%	[ ]%	[ ]%
Total net expenses (h)	[ ]%	[ ]%	[ ]%	[ ]%

(a)
(b)
(c)
(d)
(e)
(f)
(g)
(h)

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Columbia Large Cap Value Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Class B Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Assuming complete redemption of shares at the end of the period	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Assuming no redemption	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Class C Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Assuming complete redemption of shares at the end of the period	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Assuming no redemption	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Class R Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Columbia Large Cap Value Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

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Columbia Large Cap Value Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short term capital gains to shareholders, which are generally taxable at higher rates than long term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

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Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee, as a % of Average Daily Net Assets

Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[ ]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

14

Management of the Fund

Portfolio Managers

The Advisor’s Value Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Value Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Lori Ensinger

Service with the Fund since August 2001

Investment experience since 1983

Columbia Management Portfolio Manager since 2001; Zurich Scudder Investments – Directed investment strategy for all institutional assets (1999-2001).

David Hoffman

Service with the Fund since April 2004

Investment experience since 1986

Columbia Management Portfolio Manager since 2001; Zurich Scudder Investments – Vice President (1999-2001).

Noah Pertucci

Service with the Fund since February 2002

Investment experience since 1993

Columbia Management Portfolio Manager since 2002; Zurich Scudder Investments – Associate Product Specialist/Portfolio Manager (2000-2001).

Diane Sobin

Service with the Fund since August 2001

Investment experience since 1983

Columbia Management Portfolio Manager since 2001; Zurich Scudder Investments – Portfolio Manager (1999-2001).

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Large Cap Value Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

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Management of the Fund

[Caution Hand Icon] Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution. As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently

17

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers four classes of shares in this Prospectus: Class A, Class B, Class C and Class R shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B, Class C and Class R shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)	none

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase	none

Conversion Features	none	convert to Class A shares eight years after purchase	none	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges and commissions compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. Sales charges and commissions are intended to provide incentives for selling and/or servicing agents to provide these services on an ongoing basis.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/ or servicing agents as a % of the offering price
$ 0 – $ 49,999	5.75%	6.10%	5.00%
$ 50,000 – $ 99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$ 1,000,000 or more	0.00%	0.00%	1.00	% (c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

21

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month in which they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

22

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

23

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

24

Choosing a Share Class

Distribution (Rule 12b-1) and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

	Distribution (Rule 12b-1) Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25	%(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%
Class R	0.50	%(b)	—	(b)	0.50	%(b)

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.
(b)

The Fund’s Class R shares pay a distribution (Rule 12b-1) fee pursuant to the Fund’s distribution (Rule 12b-1) plan for Class R shares. The Fund does not have a shareholder servicing plan for Class R shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

25

Choosing a Share Class

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

26

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	- (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Fund. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

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Buying, Selling and Exchanging Shares

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

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Buying, Selling and Exchanging Shares

Small Account Policy—Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund

30

Buying, Selling and Exchanging Shares

may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan administrator for more information about investing in Class R shares.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts, or health savings accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B, Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

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Buying, Selling and Exchanging Shares

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

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Buying, Selling and Exchanging Shares

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

34

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on a quarterly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

35

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

36

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Value Fund – Class A Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

37

Financial Highlights

Columbia Large Cap Value Fund – Class B Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

38

Financial Highlights

Columbia Large Cap Value Fund – Class C Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

39

Financial Highlights

Columbia Large Cap Value Fund – Class R Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

40

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Large Cap Value Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Hypothetical Fees and Expenses

Columbia Large Cap Value Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1

2

3

4

5

6

7

8

9

10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Large Cap Value Fund – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1

2

3

4

5

6

7

8

9

10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Hypothetical Fees and Expenses

Columbia Large Cap Value Fund – Class R Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

43

Columbia Large Cap Value Fund

For More Information

You’ll find more information about Columbia Large Cap Value Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007

Columbia Large Cap Value Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not
approved or disapproved these securities or determined if
this Prospectus is truthful or complete. Any representation
to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Large Cap Value Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective

[Chess Piece Icon]	Principal Investment Strategies

[Caution Sign Icon]	Principal Risks

[Stock Graph Icon]	Performance Information

[Calculator Icon]	Fees and Expenses

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Large Cap Value Fund

FUNDimensions ™

Columbia Large Cap Value Fund

Investment Objective:	Long-term capital appreciation
Investment Style:	Value
Benchmark:	Russell 1000 Value Index
Ticker Symbols:	Class Z: NVLUX
Principal Risks:	Management risk
Market risk
Value investment strategy risk
Foreign securities risk
Real estate investment trusts risk

FUNDamentals ™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Equity funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

FUNDamentals ™

What is value investing?

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes true value is and therefore have potential to increase in value.

[Arrow Icon] Investment Objective

The Fund seeks long-term capital appreciation.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in equity securities of companies whose market capitalizations are in the range of the companies in the Russell 1000 Value Index at the time of purchase (between $X and $X as of [            ]), that the Advisor believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Advisor combines fundamental and quantitative analysis with risk management to identify value opportunities and construct the Fund’s portfolio. The Advisor looks at, among other things:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

•	a company’s current operating margins relative to its historic range and future potential.

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor, if the Advisor believes that there is deterioration in the issuer’s fundamental prospects, if other investments are more attractive, or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Large Cap Value Fund

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Value Investment Strategy Risk – The Fund’s value style investment strategy attempts to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Thus, value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s prospects is wrong, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for an extended period of time.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls, and that foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

Real Estate Investment Trusts Risk – The Fund invests in real estate investment trusts (REITs), which involve certain risks. REITs are entities which either own properties or make construction or mortgage loans, and also may include operating or finance companies. The prices of REIT shares are affected by changes in the value of the underlying property owned by the REIT. In addition, certain of the risks associated with general real estate ownership apply to a Fund’s REIT investment, including risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

6

Columbia Large Cap Value Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ] quarter [ ]:	[ ]%
Worst:	[ ] quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Large Cap Value Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Russell 1000 Value Index, an unmanaged index which measures the performance of the largest U.S. companies based on total market capitalization, with lower price-to-book ratios and forecasted growth rates relative to the index as a whole. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	[ ]%	[ ]%	[ ]%

Class Z shares returns after taxes on distributions	[ ]%	[ ]%	[ ]%

Class Z shares returns after taxes on distributions and sale of Fund shares	[ ]%	[ ]%	[ ]%

Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

(a)	The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is September 19, 1989. The return for the index shown is from [ ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

8

Columbia Large Cap Value Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Large Cap Value Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares

Management fees (b)	[ ]%

Other expenses (c)	[ ]%

Total annual Fund operating expenses	[ ]%

Fee waivers and/or reimbursements (d)	[ ]%

Total net expenses (e)	[ ]%

(a)
(b)
(c)
(d)
(e)

10

Columbia Large Cap Value Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Large Cap Value Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

12

Columbia Large Cap Value Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short term capital gains to shareholders, which are generally taxable at higher rates than long term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

13

Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee,

as a % of Average Daily Net Assets

Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[ ]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

14

Management of the Fund

Portfolio Managers

The Advisor’s Value Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Value Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Lori Ensinger

Service with the Fund since August 2001

Investment experience since 1983

Columbia Management Portfolio Manager since 2001; Zurich Scudder Investments – Directed investment strategy for all institutional assets (1999-2001).

David Hoffman

Service with the Fund since April 2004

Investment experience since 1986

Columbia Management Portfolio Manager since 2001; Zurich Scudder Investments – Vice President (1999-2001).

Noah Pertucci

Service with the Fund since February 2002

Investment experience since 1993

Columbia Management Portfolio Manager since 2002; Zurich Scudder Investments – Associate Product Specialist/Portfolio Manager (2000-2001).

Diane Sobin

Service with the Fund since August 2001

Investment experience since 1983

Columbia Management Portfolio Manager since 2001; Zurich Scudder Investments – Portfolio Manager (1999 – 2001).

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets
Columbia Large Cap Value Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

[Caution Hand Icon] Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution. As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently

17

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	- (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

22

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

23

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

24

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

26

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

27

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

28

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on a quarterly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

30

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Value Fund – Class Z Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

32

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Large Cap Value Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1

2

3

4

5

6

7

8

9

10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Columbia Large Cap Value Fund

For More Information

You’ll find more information about Columbia Large Cap Value Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class A, Class B, Class C and Class R Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007

Columbia Mid Cap Value Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not
approved or disapproved these securities or determined if
this Prospectus is truthful or complete. Any representation
to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Mid Cap Value Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

[Arrow Icon]	Investment Objective

[Chess Piece Icon]	Principal Investment Strategies

[Caution Sign Icon]	Principal Risks

[Stock Graph Icon]	Performance Information

[Calculator Icon]	Fees and Expenses

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Mid Cap Value Fund

FUNDimensions ™

Columbia Mid Cap Value Fund

Investment Objective:	Long-term capital appreciation
Investment Style:	Value
Benchmark:	Russell Midcap Value Index
Ticker Symbols:	Class A: CMUAX Class B: CMUBX Class C: CMUCX Class R: CMVRX
Principal Risks:	Management risk
Market risk
Value investment strategy risk
Smaller company securities risk
Foreign securities risk
Real estate investment trusts risk

FUNDamentals ™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Equity funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

FUNDamentals ™

What is value investing?

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes true value is and therefore have potential to increase in value.

[Arrow Icon] Investment Objective

The Fund seeks long-term capital appreciation.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in equity securities of U.S. companies whose market capitalizations are in the range of the companies in the Russell Midcap Value Index at the time of purchase (between $X and $X as of             ), that the Advisor believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Advisor combines fundamental and quantitative analysis with risk management to identify value opportunities and construct the Fund’s portfolio. The Advisor looks at, among other things:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

•	a company’s current operating margins relative to its historic range and future potential.

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor, if the Advisor believes that there is deterioration in the issuer’s fundamental prospects, if other investments are more attractive, or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Mid Cap Value Fund

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Value Investment Strategy Risk – The Fund’s value style investment strategy attempts to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Thus, value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s prospects is wrong, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for an extended period of time.

Smaller Company Securities Risk – The Fund invests in securities of small- or mid-capitalization companies (“smaller companies”). These securities may have a higher potential for gains than securities of large-capitalization companies but also carry more risk for the Fund. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and markets. These companies are also more likely than larger companies to have limited product lines and operating histories and to depend heavily on small management teams. Their securities may trade less frequently and in smaller volumes and may fluctuate more sharply in price than securities of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls, and that foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

6

Columbia Mid Cap Value Fund

Real Estate Investment Trusts Risk – The Fund invests in real estate investment trusts (REITs), which involve certain risks. REITs are entities which either own properties or make construction or mortgage loans, and also may include operating or finance companies. The prices of REIT shares are affected by changes in the value of the underlying property owned by the REIT. In addition, certain of the risks associated with general real estate ownership apply to a Fund’s REIT investment, including risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

7

Columbia Mid Cap Value Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Mid Cap Value Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B, Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Russell Midcap Value Index, an unmanaged index which measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values relative to the index as a whole. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Since inception(a)

Class A shares returns before taxes	[ ]%	[ ]%	[ ]%

Class A shares returns after taxes on distributions	[ ]%	[ ]%	[ ]%

Class A shares returns after taxes on distributions and sale of Fund shares	[ ]%	[ ]%	[ ]%

Class B shares returns before taxes	[ ]%	[ ]%	[ ]%

Class C shares returns before taxes	[ ]%	[ ]%	[ ]%

Class R shares returns before taxes	[ ]%	[ ]%	[ ]%

Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B, Class C and Class R shares are November 20, 2001, November 20, 2001, November 20, 2001 and January 23, 2006, respectively. The return for the index shown is from November 20, 2001.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia Mid Cap Value Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia Mid Cap Value Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price	[ ]%	[ ]%	[ ]%	[ ]%

Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[ ]% (a)	[ ]% (b)	[ ]% (c)	[ ]%

Annual Fund Operating Expenses (d) (deducted from the Fund’s assets)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares

Management fees (e)	[ ]%	[ ]%	[ ]%	[ ]%

Distribution (Rule 12b-1) and service fees	[ ]%	[ ]%	[ ]%	[ ]%

Other expenses (f)	[ ]%	[ ]%	[ ]%	[ ]%

Total annual Fund operating expenses	[ ]%	[ ]%	[ ]%	[ ]%

Fee waivers and/or reimbursements (g)	[ ]%	[ ]%	[ ]%	[ ]%

Total net expenses (h)	[ ]%	[ ]%	[ ]%	[ ]%

(a)
(b)
(c)
(d)
(e)
(f)
(g)
(h)

11

Columbia Mid Cap Value Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Class B Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Assuming complete redemption of shares at the end of the period	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Assuming no redemption	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Class C Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Assuming complete redemption of shares at the end of the period	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Assuming no redemption	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Class R Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Mid Cap Value Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

13

Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee, as a % of Average Daily Net Assets

Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[ ]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

14

Management of the Fund

Portfolio Managers

The Advisor’s Value Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Value Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Lori Ensinger

Service with the Fund since November 2001

Investment experience since 1983

Columbia Management Portfolio Manager since 2001; Zurich Scudder Investments – Directed investment strategy for all institutional assets (1999-2001).

David Hoffman

Service with the Fund since April 2004

Investment experience since 1986

Columbia Management Portfolio Manager since 2001; Zurich Scudder Investments – Vice President (1999-2001).

Noah Pertucci

Service with the Fund since February 2002

Investment experience since 1993

Columbia Management Portfolio Manager since 2002; Zurich Scudder Investments – Associate Product Specialist/Portfolio Manager (2000-2001).

Diane Sobin

Service with the Fund since November 2001

Investment experience since 1983

Columbia Management Portfolio Manager since 2001; Zurich Scudder Investments – Portfolio Manager (1999-2001).

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Mid Cap Value Fund	[ ]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

[Caution Other Roles and Relationships of Hand Icon] Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently

17

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers four classes of shares in this Prospectus: Class A, Class B, Class C and Class R shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B, Class C and Class R shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares	Class R Shares

Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)	none

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase	none

Conversion Features	none	convert to Class A shares eight years after purchase	none	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges and commissions compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. Sales charges and commissions are intended to provide incentives for selling and/or servicing agents to provide these services on an ongoing basis.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00% (c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

21

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month in which they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

22

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

23

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

24

Choosing a Share Class

Distribution (Rule 12b-1) and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

	Distribution (Rule 12b-1) Fee		Service Fee		Combined Total
Class A	–	(a)	–	(a)	0.25	%(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%
Class R	0.50	%(b)	–	(b)	0.50	%(b)

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.
(b)

The Fund’s Class R shares pay a distribution (Rule 12b-1) fee pursuant to the Fund’s distribution (Rule 12b-1) plan for Class R shares. The Fund does not have a shareholder servicing plan for Class R shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

25

Choosing a Share Class

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

26

Buying, Selling and Exchanging

Shares Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	- (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Fund. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

28

Buying, Selling and Exchanging Shares

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

29

Buying, Selling and Exchanging Shares

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

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These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan administrator for more information about investing in Class R shares.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts, or health savings accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B, Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

32

Buying, Selling and Exchanging Shares

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement.

If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

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Buying, Selling and Exchanging Shares

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on a quarterly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

35

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

36

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Mid Cap Value Fund – Class A Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

37

Financial Highlights

Columbia Mid Cap Value Fund – Class B Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

38

Financial Highlights

Columbia Mid Cap Value Fund – Class C Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

39

Financial Highlights

Columbia Mid Cap Value Fund – Class R Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

40

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Mid Cap Value Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Hypothetical Fees and Expenses

Columbia Mid Cap Value Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1

2

3

4

5

6

7

8

9

10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Large Cap Value Fund – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1

2

3

4

5

6

7

8

9

10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Hypothetical Fees and Expenses

Columbia Mid Cap Value Fund – Class R Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

43

Columbia Mid Cap Value Fund

For More Information

You’ll find more information about Columbia Mid Cap Value Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007

Columbia Mid Cap Value Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Mid Cap Value Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•        investment objective,

•        principal investment strategies and risks,

•        year-to-year performance information,

•        fees and expenses, and

•        a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•        a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•        a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•        how to buy, sell and exchange shares of the Fund, and

•        how you will receive your investment proceeds.

The Prospectus also includes:

•        information about how federal and other taxes may affect your investment,

•        highlights of the Fund’s financial information, and

•        hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•        “FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•        a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•        graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective
[Chess Piece Icon]	Principal Investment Strategies
[Caution Sign Icon]	Principal Risks
[Stock Graph Icon]	Performance Information
[Calculator Icon]	Fees and Expenses
[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Mid Cap Value Fund

FUNDimensions ™

Columbia Mid Cap Value Fund

Investment Objective:	Long-term capital appreciation

Investment Style:	Value

Benchmark:	Russell Midcap Value Index

Ticker Symbols:	Class Z: NAMAX

Principal Risks:	Management risk

Market risk

Value investment strategy risk

Smaller company securities risk

Foreign securities risk

Real estate investment trusts risk

FUNDamentals ™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Equity funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

FUNDamentals ™

What is value investing?

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes true value is and therefore have potential to increase in value.

[Arrow Icon] Investment Objective

The Fund seeks long-term capital appreciation.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in equity securities of U.S. companies whose market capitalizations are in the range of the companies in the Russell Midcap Value Index at the time of purchase (between $X and $X as of             ), that the Advisor believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Advisor combines fundamental and quantitative analysis with risk management to identify value opportunities and construct the Fund’s portfolio. The Advisor looks at, among other things:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

•	a company’s current operating margins relative to its historic range and future potential.

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor, if the Advisor believes that there is deterioration in the issuer’s fundamental prospects, if other investments are more attractive, or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Mid Cap Value Fund

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Value Investment Strategy Risk – The Fund’s value style investment strategy attempts to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Thus, value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s prospects is wrong, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for an extended period of time.

Smaller Company Securities Risk – The Fund invests in securities of small- or mid-capitalization companies (“smaller companies”). These securities may have a higher potential for gains than securities of large-capitalization companies but also carry more risk for the Fund. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and markets. These companies are also more likely than larger companies to have limited product lines and operating histories and to depend heavily on small management teams. Their securities may trade less frequently and in smaller volumes and may fluctuate more sharply in price than securities of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls, and that foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

6

Columbia Mid Cap Value Fund

Real Estate Investment Trusts Risk – The Fund invests in real estate investment trusts (REITs), which involve certain risks. REITs are entities which either own properties or make construction or mortgage loans, and also may include operating or finance companies. The prices of REIT shares are affected by changes in the value of the underlying property owned by the REIT. In addition, certain of the risks associated with general real estate ownership apply to a Fund’s REIT investment, including risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

7

Columbia Mid Cap Value Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Mid Cap Value Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Russell Midcap Value Index, an unmanaged index which measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values relative to the index as a whole. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years(a)
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Russell Midcap Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is November 20, 2001. The return for the index shown is from November 20, 2001.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia Mid Cap Value Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia Mid Cap Value Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses (c)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)

(b)

(c)

(d)

(e)

11

Columbia Mid Cap Value Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Class Z Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Mid Cap Value Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

13

Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee, as a % of Average Daily Net Assets

Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[ ]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

14

Management of the Fund

Portfolio Managers

The Advisor’s Value Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Value Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Lori Ensinger

Service with the Fund since November 2001

Investment experience since 1983

Columbia Management Portfolio Manager since 2001; Zurich Scudder Investments – Directed Investment Strategy for all Institutional Assets (1999-2001).

David Hoffman

Service with the Fund since April 2004

Investment experience since 1986

Columbia Management Portfolio Manager since 2001; Zurich Scudder Investments – Vice President (1999-2001).

Noah Pertucci

Service with the Fund since February 2002

Investment experience since 1993

Columbia Management Portfolio Manager since 2002; Zurich Scudder Investments – Associate Product Specialist/Portfolio Manager (2000-2001).

Diane Sobin

Service with the Fund since November 2001

Investment experience since 1983

Columbia Management Portfolio Manager since 2001; Zurich Scudder Investments – Portfolio Manager (1999 – 2001).

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Mid Cap Value Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

[Caution Hand Icon] Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution. As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently

17

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares

Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class)
- (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

22

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

23

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

24

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders. Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

26

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

27

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

28

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on a quarterly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

30

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Mid Cap Value Fund – Class Z Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations

Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

32

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Mid Cap Value Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Columbia Mid Cap Value Fund

For More Information

You’ll find more information about Columbia Mid Cap Value Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:    800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds Class A, Class B, Class C and Class R Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007

Columbia Small Cap Value Fund II

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this
NOT BANK GUARANTEED	MAY LOSE VALUE	Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Small Cap Value Fund II (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective
[Chess Piece Icon]	Principal Investment Strategies
[Caution Sign Icon]	Principal Risks
[Stock Graph Icon]	Performance Information
[Calculator Icon]	Fees and Expenses
[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Small Cap Value Fund II

FUNDimensions ™

Columbia Small Cap Value Fund II

Investment Objective:	Long-term capital appreciation
Investment Style:	Value
Benchmark:	Russell 2000 Value Index
Ticker Symbols:	Class A: COVAX Class B: COVBX Class C: COVCX Class R: CCTRX
Principal Risks:	Management risk
Market risk
Value investment strategy risk Smaller company securities risk
Foreign securities risk
Real estate investment trusts risk

FUNDamentals ™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Equity funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

FUNDamentals ™

What is value investing?

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes true value is and therefore have potential to increase in value.

[Arrow Icon] Investment Objective

The Fund seeks long-term capital appreciation.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in equity securities of U.S. companies whose market capitalizations are in the range of the companies in the Russell 2000 Value Index at the time of purchase (between $X and $X as of             ), that the Advisor believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Advisor combines fundamental and quantitative analysis with risk management to identify value opportunities and construct the Fund’s portfolio. The Advisor looks at, among other things:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

•	a company’s current operating margins relative to its historic range and future potential.

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor, if the Advisor believes that there is deterioration in the issuer’s fundamental prospects, if other investments are more attractive, or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Small Cap Value Fund II

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Value Investment Strategy Risk – The Fund’s value style investment strategy attempts to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Thus, value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s prospects is wrong, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for an extended period of time.

Smaller Company Securities Risk – The Fund invests in securities of small- or mid-capitalization companies (“smaller companies”). These securities may have a higher potential for gains than securities of large-capitalization companies but also carry more risk for the Fund. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and markets. These companies are also more likely than larger companies to have limited product lines and operating histories and to depend heavily on small management teams. Their securities may trade less frequently and in smaller volumes and may fluctuate more sharply in price than securities of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls, and that foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

6

Columbia Small Cap Value Fund II

Real Estate Investment Trusts Risk – The Fund invests in real estate investment trusts (REITs), which involve certain risks. REITs are entities which either own properties or make construction or mortgage loans, and also may include operating or finance companies. The prices of REIT shares are affected by changes in the value of the underlying property owned by the REIT. In addition, certain of the risks associated with general real estate ownership apply to a Fund’s REIT investment, including risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

7

Columbia Small Cap Value Fund II

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Small Cap Value Fund II

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B, Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Russell 2000 Value Index, an unmanaged index which measures the performance of those securities in the Russell 2000 Index with lower price-to-book ratios and forecasted growth rates relative to the index as a whole. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Since inception(a)

Class A shares returns before taxes	[ ]%	[ ]%	[ ]%

Class A shares returns after taxes on distributions	[ ]%	[ ]%	[ ]%

Class A shares returns after taxes on distributions and sale of Fund shares	[ ]%	[ ]%	[ ]%

Class B shares returns before taxes	[ ]%	[ ]%	[ ]%

Class C shares returns before taxes	[ ]%	[ ]%	[ ]%

Class R shares returns before taxes	[ ]%	[ ]%	[ ]%

Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B, Class C and Class R shares are May 1, 2002, May 1, 2002, May 1, 2002 and January 23, 2006, respectively. The return for the index shown is from May 1, 2002.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia Small Cap Value Fund II

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia Small Cap Value Fund II

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]% (a)	[	]% (b)	[	]% (c)	[	]%

Annual Fund Operating Expenses (d) (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Management fees (e)	[	]%	[	]%	[	]%	[	]%
Distribution (Rule 12b-1) and service fees	[	]%	[	]%	[	]%	[	]%
Other expenses (f)	[	]%	[	]%	[	]%	[	]%
Total annual Fund operating expenses	[	]%	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (g)	[	]%	[	]%	[	]%	[	]%
Total net expenses (h)	[	]%	[	]%	[	]%	[	]%

(a)
(b)
(c)
(d)
(e)
(f)
(g)
(h)

11

Columbia Small Cap Value Fund II

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class R Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Small Cap Value Fund II

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

13

Columbia Small Cap Value Fund II

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short term capital gains to shareholders, which are generally taxable at higher rates than long term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

14

Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee, as a % of Average Daily Net Assets

Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[ ]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

15

Management of the Fund

Portfolio Managers

The Advisor’s Value Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Value Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Jarl Ginsberg

Service with the Fund since February 2003

Investment experience since 1987

Columbia Management Portfolio Manager since 2003; BlackRock Inc. – Co-Manager and Analyst (1999-2002).

Christian Stadlinger

Service with the Fund since April 2002

Investment experience since 1989

Columbia Management Portfolio Manager since 2002; BlackRock Inc. – Portfolio Manager (1996-2002).

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Small Cap Value Fund II	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

[Caution Hand Icon] Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution. As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently

18

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers four classes of shares in this Prospectus: Class A, Class B, Class C and Class R shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B, Class C and Class R shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.
Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)	none
Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none	none
Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase	none
Conversion Features	none	convert to Class A shares eight years after purchase	none	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges and commissions compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. Sales charges and commissions are intended to provide incentives for selling and/or servicing agents to provide these services on an ongoing basis.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	% (c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

22

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month in which they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution (Rule 12b-1) and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees
	Distribution (Rule 12b-1) Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25	%(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%
Class R	0.50	%(b)	—	(b)	0.50	%(b)

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.
(b)

The Fund’s Class R shares pay a distribution (Rule 12b-1) fee pursuant to the Fund’s distribution (Rule 12b-1) plan for Class R shares. The Fund does not have a shareholder servicing plan for Class R shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	- (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Fund. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

29

Buying, Selling and Exchanging Shares

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

30

Buying, Selling and Exchanging Shares

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund

31

Buying, Selling and Exchanging Shares

may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

32

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan administrator for more information about investing in Class R shares.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts, or health savings accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B, Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

33

Buying, Selling and Exchanging Shares

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement.

If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

34

Buying, Selling and Exchanging Shares

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

35

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Small Cap Value Fund II – Class A Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations

Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

38

Financial Highlights

Columbia Small Cap Value Fund II – Class B Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations

Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

39

Financial Highlights

Columbia Small Cap Value Fund II – Class C Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations

Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

40

Financial Highlights

Columbia Small Cap Value Fund II – Class R Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations

Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

41

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Small Cap Value Fund II – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Hypothetical Fees and Expenses

Columbia Small Cap Value Fund II – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Small Cap Value Fund II – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

43

Hypothetical Fees and Expenses

Columbia Small Cap Value Fund II – Class R Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

44

Columbia Small Cap Value Fund II

For More Information

You’ll find more information about Columbia Small Cap Value Fund II and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007

Columbia Small Cap Value Fund II

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Small Cap Value Fund II (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective
[Chess Piece Icon]	Principal Investment Strategies
[Caution Sign Icon]	Principal Risks
[Stock Graph Icon]	Performance Information
[Calculator Icon]	Fees and Expenses
[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

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Columbia Small Cap Value Fund II

FUNDimensions ™

Columbia Small Cap Value Fund II

Investment Objective:	Long-term capital appreciation
Investment Style:	Value
Benchmark:	Russell 2000 Value Index
Ticker Symbols:	Class Z: NSVAX
Principal Risks:	Management risk
Market risk
Value investment strategy risk
Smaller company securities risk
Foreign securities risk
Real estate investment trusts risk

FUNDamentals ™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Equity funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

FUNDamentals ™

What is value investing?

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes true value is and therefore have potential to increase in value.

[Arrow Icon] Investment Objective

The Fund seeks long-term capital appreciation.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in equity securities of U.S. companies whose market capitalizations are in the range of the companies in the Russell 2000 Value Index at the time of purchase (between $X and $X as of             ), that the Advisor believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Advisor combines fundamental and quantitative analysis with risk management to identify value opportunities and construct the Fund’s portfolio. The Advisor looks at, among other things:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

•	a company’s current operating margins relative to its historic range and future potential.

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor, if the Advisor believes that there is deterioration in the issuer’s fundamental prospects, if other investments are more attractive, or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

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Columbia Small Cap Value Fund II

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Value Investment Strategy Risk – The Fund’s value style investment strategy attempts to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Thus, value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s prospects is wrong, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for an extended period of time.

Smaller Company Securities Risk – The Fund invests in securities of small- or mid-capitalization companies (“smaller companies”). These securities may have a higher potential for gains than securities of large-capitalization companies but also carry more risk for the Fund. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and markets. These companies are also more likely than larger companies to have limited product lines and operating histories and to depend heavily on small management teams. Their securities may trade less frequently and in smaller volumes and may fluctuate more sharply in price than securities of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls, and that foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

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Columbia Small Cap Value Fund II

Real Estate Investment Trusts Risk – The Fund invests in real estate investment trusts (REITs), which involve certain risks. REITs are entities which either own properties or make construction or mortgage loans, and also may include operating or finance companies. The prices of REIT shares are affected by changes in the value of the underlying property owned by the REIT. In addition, certain of the risks associated with general real estate ownership apply to a Fund’s REIT investment, including risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

7

Columbia Small Cap Value Fund II

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Small Cap Value Fund II

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Russell 2000 Value Index, an unmanaged index which measures the performance of those securities in the Russell 2000 Index with lower price-to-book ratios and forecasted growth rates relative to the index as a whole. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years(a)
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)	The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is May 1, 2002. The return for the index shown is from May 1, 2002.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia Small Cap Value Fund II

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

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Columbia Small Cap Value Fund II

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[ ]%
Other expenses (c)	[ ]%
Total annual Fund operating expenses	[ ]%
Fee waivers and/or reimbursements (d)	[ ]%
Total net expenses (e)	[ ]%

(a)

(b)

(c)

(d)

(e)

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Columbia Small Cap Value Fund II

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Class Z Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Small Cap Value Fund II

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

13

Columbia Small Cap Value Fund II

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short term capital gains to shareholders, which are generally taxable at higher rates than long term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

14

Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee, as a % of Average Daily Net Assets

Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[ ]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

15

Management of the Fund

Portfolio Managers

The Advisor’s Value Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Value Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Jarl Ginsberg

Service with the Fund since February 2003

Investment experience since 1987

Columbia Management Portfolio Manager since 2003; BlackRock Inc. – Co-Manager and Analyst (1998-2002).

Christian Stadlinger

Service with the Fund since April 2002

Investment experience since 1989

Columbia Management Portfolio Manager since 2002; BlackRock Inc. – Portfolio Manager (1996-2002).

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Small Cap Value Fund II	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

[Caution Hand Icon] Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution. As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently

18

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	- (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

23

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

24

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

25

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

26

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

27

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

28

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

29

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

30

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Small Cap Value Fund II – Class Z Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations

Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Small Cap Value Fund II – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Columbia Small Cap Value Fund II

For More Information

You’ll find more information about Columbia Small Cap Value Fund II and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class A and Class B Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007

Columbia Large Cap Index Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this
NOT BANK GUARANTEED	MAY LOSE VALUE	Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Large Cap Index Fund (the Fund), which is one of the index funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

•	Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective

[Chess Piece Icon]	Principal Investment Strategies

[Caution Sign Icon]	Principal Risks

[Stock Graph Icon]	Performance Information

[Calculator Icon]	Fees and Expenses

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Large Cap Index Fund

FUNDimensions ™

Columbia Large Cap Index Fund

Investment Objective:	Total return that corresponds to the total return of the S&P 500 Index, before fees and expenses
Investment Style:	Index
Benchmark:	S&P 500 Index
Ticker Symbols:	Class A: NEIAX Class B: CLIBX
Principal Risks:	Management risk
Market risk
Index risk
Derivatives risk

FUNDamentals ™

Index Funds

Index funds use a “passive” or “indexing” investment approach, which attempts to duplicate the performance of a specific market index, such as the S&P 500 Index, before fees and expenses. Index funds typically seek to match the industry and risk characteristics of a specific stock market index by investing primarily in the equity securities that comprise that index. Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Index funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

[Arrow Icon] Investment Objective

The Fund seeks total return that corresponds to the total return of the Standard & Poor’s (S&P) 500 Index, before fees and expenses.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in common stocks that comprise the S&P 500 Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P 500 Index.

Different common stocks have different weightings in the S&P 500 Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P 500 Index, the Advisor attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P 500 Index. The Fund may buy shares of Bank of America Corporation, an affiliate of the Advisor, which is currently included in the S&P 500 Index, subject to certain restrictions.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P 500 Index and the Fund’s investment results, before fees and expenses. The Fund’s ability to track the S&P 500 Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P 500 Index, changes in the number of shares issued by the companies represented in the S&P 500 Index, and by the timing and amount of shareholder purchases and redemptions.

The Advisor may sell a stock when the stock’s percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Large Cap Index Fund

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Index Risk – The Fund’s value generally will rise and fall with the performance of its targeted index. Because the Fund is designed to track its index, the Fund has limited ability to offset declines in the index in that the Fund will seek to match the performance of this index even when the value of the index is falling. Also, the Fund’s performance will not track its targeted index’s performance exactly. Unlike the index, the Fund incurs administrative expenses and transaction costs in trading securities. The composition of the index and the securities held by the Fund also may diverge. In addition, the timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to deviate from the “fully invested” index.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. Also, the Fund’s use of derivatives to leverage risk may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

6

Columbia Large Cap Index Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Large Cap Index Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B shares, but it does not show that class’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the S&P 500 Index, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years (a)
Class A shares returns before taxes	[ ]%	[ ]%	[ ]%
Class A shares returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Class A shares returns after taxes on distributions and sale of Fund shares	[ ]%	[ ]%	[ ]%
Class B shares returns before taxes	[ ]%	[ ]%	[ ]%
S&P 500 Index (b) (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A and Class B shares are October 10, 1995 and September 23, 2005, respectively. The return for the index shown is from October 10, 1995.

(b)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

8

Columbia Large Cap Index Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A and Class B shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Large Cap Index Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class B Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[ ]%	[ ]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[ ]% (a)	[ ]% (b)

Annual Fund Operating Expenses (c) (deducted from the Fund’s assets)

	Class A Shares	Class B Shares

Management fees (d)	[ ]%	[ ]%
Distribution (Rule 12b-1) and service fees	[ ]%	[ ]%
Other expenses (e)	[ ]%	[ ]%
Total annual Fund operating expenses	[ ]%	[ ]%
Fee waivers and/or reimbursements (f)	[ ]%	[ ]%
Total net expenses (g)	[ ]%	[ ]%

(a)
(b)
(c)
(d)
(e)
(f)
(g)

10

Columbia Large Cap Index Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A or Class B shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [        ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years

Class A Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Class B Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Assuming complete redemption of shares at the end of the period	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Assuming no redemption	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Large Cap Index Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

12

Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee,

as a % of Average Daily Net Assets

Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[ ]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

13

Management of the Fund

Portfolio Managers

Vikram Kuriyan of the Advisor is the portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Vikram Kuriyan

Service with the Fund since January 2000

Investment experience since 1986

Columbia Management Portfolio Manager since 2000.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Large Cap Index Fund            [    ]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

14

Management of the Fund

[Caution Hand Icon] Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently

16

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

17

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers two classes of shares in this Prospectus: Class A and Class B shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A and Class B shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares (a)
Eligible Investors and Minimum Initial Investments (b)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.

Investment Limits	none	up to $50,000 (based on aggregate account value) (c)

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years

(a)	Class B shares of the Fund are only available for purchase by current shareholders of the Fund. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Share Class Closing.
(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(c)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

Choosing a Share Class

Sales Charges and Commissions

Sales charges and commissions compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. Sales charges and commissions are intended to provide incentives for selling and/or servicing agents to provide these services on an ongoing basis.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00% (c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

19

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell your Class B shares.

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

20

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month in which they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

21

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and

Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

22

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A or Class B shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

23

Choosing a Share Class

Distribution (Rule 12b-1) and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

	Distribution (Rule 12b-1) Fee	Service Fee	Combined Total
Class A	–(a)	–(a)	0.25%(a)
Class B	0.75%	0.25%	1.00%

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

24

Choosing a Share Class

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates. The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

25

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

26

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

27

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

28

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

29

Buying, Selling and Exchanging Shares

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

30

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Share Class Closing

The Fund is no longer accepting investments from new investors in Class B shares. Class B shares of the Fund are available for purchase by current shareholders of the Fund.

Buying Shares

Eligible Investors

Class A and Class B shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class B shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A and Class B shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A or Class B shares bought through omnibus accounts, wrap accounts, or health savings accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A or Class B shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A or Class B shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A or Class B shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

31

Buying, Selling and Exchanging Shares

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A or Class B shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A or Class B shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A and/or Class B shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A or Class B shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia

Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

32

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A and/or Class B shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

33

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

34

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

35

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Index Fund – Class A Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002

Net Asset Value, Beginning of Period

Income from Investment Operations

Net Investment Income/(Loss) (a)

Net Realized and Unrealized Gain/(Loss) on Investments

Total Increase/(Decrease) in Net Asset Value from Investment Operations

Distributions

Dividends from Net Investment Income

Distributions from Net Realized Capital Gains

Total Dividends and Distributions

Net Asset Value, End of Period

Total Return (b)

Ratios/Supplemental Data

Net Assets, End of Period (in 000’s) (c)

Ratio of Total Expenses to Average Net Assets

Ratio of Net Investment Income/(Loss) to Average Net Assets

Portfolio Turnover Rate

Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

36

Financial Highlights

Columbia Large Cap Index Fund – Class B Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002

Net Asset Value, Beginning of Period

Income from Investment Operations
Net Investment Income/(Loss)(a)
Net Realized and Unrealized Gain/(Loss) on Investments

Total Increase/(Decrease) in Net Asset Value from Investment Operations

Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains

Total Dividends and Distributions

Net Asset Value, End of Period

Total Return(b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s)(c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

37

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Large Cap Index Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

38

Hypothetical Fees and Expenses

Columbia Large Cap Index Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

39

Columbia Large Cap Index Fund

For More Information

You’ll find more information about Columbia Large Cap Index Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds Class Z Shares Prospectus
Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Large Cap Index Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not
approved or disapproved these securities or determined if
this Prospectus is truthful or complete. Any representation
to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Large Cap Index Fund (the Fund), which is one of the index funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and
•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

•	Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and
•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective

[Chess Piece Icon]	Principal Investment Strategies

[Caution Sign Icon]	Principal Risks

[Stock Graph Icon]	Performance Information

[Calculator Icon]	Fees and Expenses

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Large Cap Index Fund	5

Investment Objective	5

Principal Investment Strategies	5

Principal Risks	6

Performance Information	7

Fees and Expenses	9

Additional Investment Strategies and Policies	12

Management of the Fund	13

Primary Service Providers	13

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest	15

Certain Legal Matters	16

About Class Z Shares	18

Description of the Share Class	18

Financial Intermediary Compensation	19

Buying, Selling and Exchanging Shares	20

Share Price Determination	20

Transaction Rules and Policies	21

Opening an Account and Placing Orders	25

Distributions and Taxes	29

Financial Highlights	31

Hypothetical Fees and Expenses	32

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Large Cap Index Fund

FUNDimensions ™

Columbia Large Cap Index Fund

Investment Objective:	Total return that corresponds to the total return of the S&P 500 Index, before fees and expenses

Investment Style:	Index

Benchmark:	S&P 500 Index

Ticker Symbols:	Class Z: NINDX

Principal Risks:	Management risk Market risk Index risk Derivatives risk

FUNDamentals ™

Index Funds

Index funds use a “passive” or “indexing” investment approach, which attempts to duplicate the performance of a specific market index, such as the S&P 500 Index, before fees and expenses. Index funds typically seek to match the industry and risk characteristics of a specific stock market index by investing primarily in the equity securities that comprise that index. Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Index funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

[Arrow Icon] Investment Objective

The Fund seeks total return that corresponds to the total return of the Standard & Poor’s (S&P) 500 Index, before fees and expenses.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in common stocks that comprise the S&P 500 Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P 500 Index.

Different common stocks have different weightings in the S&P 500 Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P 500 Index, the Advisor attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P 500 Index. The Fund may buy shares of Bank of America Corporation, an affiliate of the Advisor, which is currently included in the S&P 500 Index, subject to certain restrictions.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P 500 Index and the Fund’s investment results, before fees and expenses. The Fund’s ability to track the S&P 500 Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P 500 Index, changes in the number of shares issued by the companies represented in the S&P 500 Index, and by the timing and amount of shareholder purchases and redemptions.

The Advisor may sell a stock when the stock’s percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Large Cap Index Fund

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Index Risk – The Fund’s value generally will rise and fall with the performance of its targeted index. Because the Fund is designed to track its index, the Fund has limited ability to offset declines in the index in that the Fund will seek to match the performance of this index even when the value of the index is falling. Also, the Fund’s performance will not track its targeted index’s performance exactly. Unlike the index, the Fund incurs administrative expenses and transaction costs in trading securities. The composition of the index and the securities held by the Fund also may diverge. In addition, the timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to deviate from the “fully invested” index.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. Also, the Fund’s use of derivatives to leverage risk may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

6

Columbia Large Cap Index Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

* Year-to-date return as of [Date]: [            ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Large Cap Index Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the S&P 500 Index, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years (a)
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
S&P 500 Index (b)
(reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)	The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is December 15, 1993. The return for the index shown is from [ ].
(b)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

8

Columbia Large Cap Index Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Large Cap Index Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses (c)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)
(b)
(c)
(d)
(e)

10

Columbia Large Cap Index Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Large Cap Index Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

12

Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee, as a % of Average Daily Net Assets

Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[ ]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

13

Management of the Fund

Portfolio Managers

Vikram Kuriyan of the Advisor is the portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Vikram Kuriyan

Service with the Fund since January 2000

Investment experience since 1986

Columbia Management Portfolio Manager since 2000.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Large Cap Index Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

14

Management of the Fund

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently

16

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

17

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

18

About Class Z Shares

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

19

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	- (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

20

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

21

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

22

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

23

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

24

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

25

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

26

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

27

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

28

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

29

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

30

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Index Fund – Class Z Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002

Net Asset Value, Beginning of Period

Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations

Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions

Net Asset Value, End of Period

Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

31

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Large Cap Index Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1

2

3

4

5

6

7

8

9

10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

32

Columbia Large Cap Index Fund

For More Information

You’ll find more information about Columbia Large Cap Index Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds Class A Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007

Columbia Mid Cap Index Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not
approved or disapproved these securities or determined if
this Prospectus is truthful or complete. Any representation
to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Mid Cap Index Fund (the Fund), which is one of the index funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class A shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide
[Arrow Icon]	Investment Objective

[Chess Piece Icon]	Principal Investment Strategies

[Caution Sign Icon]	Principal Risks

[Stock Graph Icon]	Performance Information

[Calculator Icon]	Fees and Expenses

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

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Columbia Mid Cap Index Fund

FUNDimensions ™

Columbia Mid Cap Index Fund

Investment Objective:	Total return that corresponds to the total return of the S&P MidCap 400 Index, before fees and expenses
Investment Style:	Index

Benchmark:	S&P MidCap 400 Index

Ticker Symbols:	Class A: NTIAX

Principal Risks:	Management risk

Market risk

Index risk

Smaller company securities risk

Derivatives risk

FUNDamentals ™

Index Funds

Index funds use a “passive” or “indexing” investment approach, which attempts to duplicate the performance of a specific market index, such as the S&P 500 Index, before fees and expenses. Index funds typically seek to match the industry and risk characteristics of a specific stock market index by investing primarily in the equity securities that comprise that index. Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Index funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

[Arrow Icon] Investment Objective

The Fund seeks total return that corresponds to the total return of the Standard & Poor’s (S&P) MidCap 400 Index, before fees and expenses.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in common stocks that comprise the S&P MidCap 400 Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P MidCap 400 Index.

Different common stocks have different weightings in the S&P MidCap 400 Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P MidCap 400 Index, the Advisor attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P MidCap 400 Index.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P MidCap 400 Index and the Fund’s investment results, before fees and expenses. The Fund’s ability to track the S&P MidCap 400 Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P MidCap 400 Index, changes in the number of shares issued by the companies represented in the S&P MidCap 400 Index, and by the timing and amount of shareholder purchases and redemptions.

The Advisor may sell a stock when the stock’s percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

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Columbia Mid Cap Index Fund

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Index Risk – The Fund’s value generally will rise and fall with the performance of its targeted index. Because the Fund is designed to track its index, the Fund has limited ability to offset declines in the index in that the Fund will seek to match the performance of this index even when the value of the index is falling. Also, the Fund’s performance will not track its targeted index’s performance exactly. Unlike the index, the Fund incurs administrative expenses and transaction costs in trading securities. The composition of the index and the securities held by the Fund also may diverge. In addition, the timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to deviate from the “fully invested” index.

Smaller Company Securities Risk – The Fund invests in securities of small- or mid-capitalization companies (“smaller companies”). These securities may have a higher potential for gains than securities of large-capitalization companies but also carry more risk for the Fund. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and markets. These companies are also more likely than larger companies to have limited product lines and operating histories and to depend heavily on small management teams. Their securities may trade less frequently and in smaller volumes and may fluctuate more sharply in price than securities of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. Also, the Fund’s use of derivatives to leverage risk may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities,

6

Columbia Mid Cap Index Fund

commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

7

Columbia Mid Cap Index Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period
Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Mid Cap Index Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the S&P MidCap 400 Index, an unmanaged index of 400 common stocks, weighted by market value. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Since inception (a)
Class A shares returns before taxes	[ ]%	[ ]%	[ ]%

Class A shares returns after taxes on distributions	[ ]%	[ ]%	[ ]%

Class A shares returns after taxes on distributions and sale of Fund shares	[ ]%	[ ]%	[ ]%

S&P MidCap 400 Index (b) (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class A shares is May 31, 2000. The return for the index shown is from May 31, 2000.

(b)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia Mid Cap Index Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors. See About Class A Shares – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia Mid Cap Index Fund

Shareholder Fees (paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]%(a)

Annual Fund Operating Expenses (b) (deducted from the Fund’s assets)

Class A Shares
Management fees (c)	[	]%
Distribution (Rule 12b-1) and service fees	[	]%
Other expenses (d)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (e)	[	]%
Total net expenses (f)	[	]%

(a)
(b)
(c)
(d)
(e)
(f)

11

Columbia Mid Cap Index Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Mid Cap Index Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

13

Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee, as a % of Average Daily Net Assets

Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[ ]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

14

Management of the Fund

Portfolio Managers

Vikram Kuriyan of the Advisor is the portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Vikram Kuriyan

Service with the Fund since January 2000

Investment experience since 1986

Columbia Management Portfolio Manager since 2000.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Mid Cap Index Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates
– Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently

17

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

18

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class A Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and the share class is available to the general public for investment.

Investment Limits	none

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase

Conversion Features	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class A Shares

Sales Charges and Commissions

Sales charges and commissions compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. Sales charges and commissions are intended to provide incentives for selling and/or servicing agents to provide these services on an ongoing basis.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See About Class A Shares – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See About Class A Shares – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00% (c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

20

About Class A Shares

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

21

About Class A Shares

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and

Account Value Aggregation

For purposes of obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

22

About Class A Shares

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

23

About Class A Shares

Distribution (Rule 12b-1) and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

	Distribution (Rule 12b-1) Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25	%(a)

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

24

About Class A Shares

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

25

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV	=	(Value of assets of the share class) -(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

26

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

27

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the

28

Buying, Selling and Exchanging Shares

right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account

29

Buying, Selling and Exchanging Shares

arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

30

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A shares are available to the general public for investment. Once you have opened an account, you can buy Class A shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A shares bought through omnibus accounts, wrap accounts, or health savings accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

31

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

32

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

33

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

34

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

35

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Mid Cap Index Fund – Class A Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period

Income from Investment Operations
Net Investment Income/(Loss)(a)
Net Realized and Unrealized Gain/(Loss) on Investments

Total Increase/(Decrease) in Net Asset Value from Investment Operations

Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains

Total Dividends and Distributions

Net Asset Value, End of Period

Total Return(b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s)(c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

36

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Mid Cap Index Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1

2

3

4

5

6

7

8

9

10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

37

Columbia Mid Cap Index Fund

For More Information

You’ll find more information about Columbia Mid Cap Index Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007

Columbia Mid Cap Index Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Mid Cap Index Fund (the Fund), which is one of the index funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective

[Chess Piece Icon]	Principal Investment Strategies

[Caution Sign Icon]	Principal Risks

[Stock Graph Icon]	Performance Information

[Calculator Icon]	Fees and Expenses

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Mid Cap Index Fund

FUNDimensions ™

Columbia Mid Cap Index Fund

Investment Objective:	Total return that corresponds to the total return of the S&P MidCap 400 Index, before fees and expenses

Investment Style:	Index

Benchmark:	S&P MidCap 400 Index

Ticker Symbols:	Class Z: NMPAX

Principal Risks:	Management risk Market risk Index risk Smaller company securities risk Derivatives risk

FUNDamentals ™

Index Funds

Index funds use a “passive” or “indexing” investment approach, which attempts to duplicate the performance of a specific market index, such as the S&P 500 Index, before fees and expenses. Index funds typically seek to match the industry and risk characteristics of a specific stock market index by investing primarily in the equity securities that comprise that index. Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Index funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

[Arrow Icon] Investment Objective

The Fund seeks total return that corresponds to the total return of the Standard & Poor’s (S&P) MidCap 400 Index, before fees and expenses.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in common stocks that comprise the S&P MidCap 400 Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P MidCap 400 Index.

Different common stocks have different weightings in the S&P MidCap 400 Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P MidCap 400 Index, the Advisor attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P MidCap 400 Index.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P MidCap 400 Index and the Fund’s investment results, before fees and expenses. The Fund’s ability to track the S&P MidCap 400 Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P MidCap 400 Index, changes in the number of shares issued by the companies represented in the S&P MidCap 400 Index, and by the timing and amount of shareholder purchases and redemptions.

The Advisor may sell a stock when the stock’s percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

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Columbia Mid Cap Index Fund

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Index Risk – The Fund’s value generally will rise and fall with the performance of its targeted index. Because the Fund is designed to track its index, the Fund has limited ability to offset declines in the index in that the Fund will seek to match the performance of this index even when the value of the index is falling. Also, the Fund’s performance will not track its targeted index’s performance exactly. Unlike the index, the Fund incurs administrative expenses and transaction costs in trading securities. The composition of the index and the securities held by the Fund also may diverge. In addition, the timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to deviate from the “fully invested” index.

Smaller Company Securities Risk – The Fund invests in securities of small- or mid-capitalization companies (“smaller companies”). These securities may have a higher potential for gains than securities of large-capitalization companies but also carry more risk for the Fund. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and markets. These companies are also more likely than larger companies to have limited product lines and operating histories and to depend heavily on small management teams. Their securities may trade less frequently and in smaller volumes and may fluctuate more sharply in price than securities of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. Also, the Fund’s use of derivatives to leverage risk may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities,

6

Columbia Mid Cap Index Fund

commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

7

Columbia Mid Cap Index Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Mid Cap Index Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the S&P MidCap 400 Index, an unmanaged index of 400 common stocks, weighted by market value. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Since inception (a)
Class Z shares returns before taxes	[ ]%	[ ]%	[ ]%
Class Z shares returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[ ]%	[ ]%	[ ]%
S&P MidCap 400 Index (b) (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is November 20, 2001. The return for the index shown is from November 20, 2001.

(b)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia Mid Cap Index Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

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Columbia Mid Cap Index Fund

Shareholder Fees (paid directly from your investment)
Class Z Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)
Class Z Shares

Management fees (b)	[ ]%
Other expenses (c)	[ ]%
Total annual Fund operating expenses	[ ]%
Fee waivers and/or reimbursements (d)	[ ]%
Total net expenses (e)	[ ]%

(a)
(b)
(c)
(d)
(e)

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Columbia Mid Cap Index Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Columbia Mid Cap Index Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

13

Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee, as a % of Average Daily Net Assets
Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[	]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

14

Management of the Fund

Portfolio Managers

Vikram Kuriyan of the Advisor is the portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Vikram Kuriyan

Service with the Fund since January 2000

Investment experience since 1986

Columbia Management Portfolio Manager since 2000.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets
Columbia Mid Cap Index Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

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Management of the Fund

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates
– Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;
•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;
•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;
•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;
•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution. As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently

17

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class)
- (Liabilities of the share class)
Number of outstanding shares of the class
The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

22

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year. Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

23

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

24

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any helath savings account sponsored by a third party platform including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

26

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

27

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

28

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

30

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Mid Cap Index Fund – Class Z Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period

Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

32

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Mid Cap Index Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1

2

3

4

5

6

7

8

9

10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Columbia Mid Cap Index Fund

For More Information

You’ll find more information about Columbia Mid Cap Index Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class A Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007

Columbia Small Cap Index Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Small Cap Index Fund (the Fund), which is one of the index funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class A shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective

[Chess Piece Icon]	Principal Investment Strategies

[Caution Sign Icon]	Principal Risks

[Stock Graph Icon]	Performance Information

[Calculator Icon]	Fees and Expenses

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Small Cap Index Fund

FUNDimensions ™

Columbia Small Cap Index Fund

Investment Objective:	Total return that corresponds to the total return of the S&P SmallCap 600 Index, before fees and expenses
Investment Style:	Index
Benchmark:	S&P SmallCap 600 Index
Ticker Symbols:	Class A: NMSAX
Principal Risks:	Management risk
Market risk
Index risk
Smaller company securities risk
Derivatives risk

FUNDamentals ™

Index Funds

Index funds use a “passive” or “indexing” investment approach, which attempts to duplicate the performance of a specific market index, such as the S&P 500 Index, before fees and expenses. Index funds typically seek to match the industry and risk characteristics of a specific stock market index by investing primarily in the equity securities that comprise that index. Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Index funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

[Arrow Icon] Investment Objective

The Fund seeks total return that corresponds to the total return of the Standard & Poor’s (S&P) SmallCap 600 Index, before fees and expenses.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in common stocks that comprise the S&P SmallCap 600 Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P SmallCap 600 Index.

Different common stocks have different weightings in the S&P SmallCap 600 Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P SmallCap 600 Index, the Advisor attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P SmallCap 600 Index.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P SmallCap 600 Index and the Fund’s investment results, before fees and expenses. The Fund’s ability to track the S&P SmallCap 600 Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P SmallCap 600 Index, changes in the number of shares issued by the companies represented in the S&P SmallCap 600 Index, and by the timing and amount of shareholder purchases and redemptions.

The Advisor may sell a stock when the stock’s percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Small Cap Index Fund

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Index Risk – The Fund’s value generally will rise and fall with the performance of its targeted index. Because the Fund is designed to track its index, the Fund has limited ability to offset declines in the index in that the Fund will seek to match the performance of this index even when the value of the index is falling. Also, the Fund’s performance will not track its targeted index’s performance exactly. Unlike the index, the Fund incurs administrative expenses and transaction costs in trading securities. The composition of the index and the securities held by the Fund also may diverge. In addition, the timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to deviate from the “fully invested” index.

Smaller Company Securities Risk – The Fund invests in securities of small- or mid-capitalization companies (“smaller companies”). These securities may have a higher potential for gains than securities of large-capitalization companies but also carry more risk for the Fund. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and markets. These companies are also more likely than larger companies to have limited product lines and operating histories and to depend heavily on small management teams. Their securities may trade less frequently and in smaller volumes and may fluctuate more sharply in price than securities of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. Also, the Fund’s use of derivatives to leverage risk may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities,

6

Columbia Small Cap Index Fund

commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

7

Columbia Small Cap Index Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

* Year-to-date return as of [Date]: [    ]%

Best and Worst Quarterly Returns During this Period
Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Small Cap Index Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the S&P SmallCap 600 Index, an unmanaged index of 600 common stocks, weighted by market value. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years (a)

Class A shares returns before taxes	[ ]%	[ ]%	[ ]%

Class A shares returns after taxes on distributions	[ ]%	[ ]%	[ ]%

Class A shares returns after taxes on distributions and sale of Fund shares	[ ]%	[ ]%	[ ]%

S&P SmallCap 600 Index (b) (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class A shares is October 15, 1996. The return for the index shown is from October 15, 1996.

(b)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia Small Cap Index Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors. See About Class A Shares – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia Small Cap Index Fund

Shareholder Fees (paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%

Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]%(a)

Annual Fund Operating Expenses (b) (deducted from the Fund’s assets)

Class A Shares

Management fees (c)	[ ]%

Distribution (Rule 12b-1) and service fees	[ ]%

Other expenses (d)	[ ]%

Total annual Fund operating expenses	[ ]%

Fee waivers and/or reimbursements (e)	[ ]%

Total net expenses (f)	[ ]%

(a)
(b)
(c)
(d)
(e)
(f)

11

Columbia Small Cap Index Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Small Cap Index Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

13

Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee, as a % of Average Daily Net Assets

Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[ ]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

14

Management of the Fund

Portfolio Managers

Vikram Kuriyan of the Advisor is the portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Vikram Kuriyan

Service with the Fund since January 2000

Investment experience since 1986

Columbia Management Portfolio Manager since 2000.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Small Cap Index Fund	[ ]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

[Caution Hand Icon] Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution. As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently

17

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

18

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class A Shares

Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and the share class is available to the general public for investment.

Investment Limits	none

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase

Conversion Features	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class A Shares

Sales Charges and Commissions

Sales charges and commissions compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. Sales charges and commissions are intended to provide incentives for selling and/or servicing agents to provide these services on an ongoing basis.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See About Class A Shares – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See About Class A Shares – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$ 0 – $ 49,999	5.75%	6.10%	5.00%
$ 50,000 – $ 99,999	4.50%	4.71%	4.00%
$ 100,000 – $249,999	3.50%	3.63%	3.00%
$ 250,000 – $499,999	2.50%	2.56%	2.25%
$ 500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00% (c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

20

About Class A Shares

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

21

About Class A Shares

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and

Account Value Aggregation

For purposes of obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

22

About Class A Shares

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

23

About Class A Shares

Distribution (Rule 12b-1) and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

	Distribution (Rule 12b-1) Fee	Service Fee	Combined Total
Class A	–(a)	–(a)	0.25%(a)

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

24

About Class A Shares

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates. The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

25

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)

(Value of assets of the share class)
NAV =	- (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

26

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

27

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the

28

Buying, Selling and Exchanging Shares

right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account

29

Buying, Selling and Exchanging Shares

arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

30

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A shares are available to the general public for investment. Once you have opened an account, you can buy Class A shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A shares bought through omnibus accounts, wrap accounts, or health savings accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

31

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

32

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

33

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

34

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

35

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Small Cap Index Fund – Class A Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

36

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Small Cap Index Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1

2

3

4

5

6

7

8

9

10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

37

Columbia Small Cap Index Fund

For More Information

You’ll find more information about Columbia Small Cap Index Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds Class Z Shares Prospectus

Advised by Columbia Management Advisors, LLC		July 1, 2007 Columbia Small Cap Index Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Small Cap Index Fund (the Fund), which is one of the index funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

•	Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective
[Chess Piece Icon]	Principal Investment Strategies
[Caution Sign Icon]	Principal Risks
[Stock Graph Icon]	Performance Information
[Calculator Icon]	Fees and Expenses
[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Small Cap Index Fund

FUNDimensions ™

Columbia Small Cap Index Fund

Investment Objective:	Total return that corresponds to the total return of the S&P SmallCap 600 Index, before fees and expenses

Investment Style:	Index

Benchmark:	S&P SmallCap 600 Index

Ticker Symbols:	Class Z: NMSCX

Principal Risks:	Management risk Market risk Index risk Smaller company securities risk Derivatives risk

FUNDamentals ™

Index Funds

Index funds use a “passive” or “indexing” investment approach, which attempts to duplicate the performance of a specific market index, such as the S&P 500 Index, before fees and expenses. Index funds typically seek to match the industry and risk characteristics of a specific stock market index by investing primarily in the equity securities that comprise that index. Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Index funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

[Arrow Icon] Investment Objective

The Fund seeks total return that corresponds to the total return of the Standard & Poor’s (S&P) SmallCap 600 Index, before fees and expenses.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in common stocks that comprise the S&P SmallCap 600 Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P SmallCap 600 Index.

Different common stocks have different weightings in the S&P SmallCap 600 Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P SmallCap 600 Index, the Advisor attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P SmallCap 600 Index.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P SmallCap 600 Index and the Fund’s investment results, before fees and expenses. The Fund’s ability to track the S&P SmallCap 600 Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P SmallCap 600 Index, changes in the number of shares issued by the companies represented in the S&P SmallCap 600 Index, and by the timing and amount of shareholder purchases and redemptions.

The Advisor may sell a stock when the stock’s percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Small Cap Index Fund

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Index Risk – The Fund’s value generally will rise and fall with the performance of its targeted index. Because the Fund is designed to track its index, the Fund has limited ability to offset declines in the index in that the Fund will seek to match the performance of this index even when the value of the index is falling. Also, the Fund’s performance will not track its targeted index’s performance exactly. Unlike the index, the Fund incurs administrative expenses and transaction costs in trading securities. The composition of the index and the securities held by the Fund also may diverge. In addition, the timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to deviate from the “fully invested” index.

Smaller Company Securities Risk – The Fund invests in securities of small- or mid-capitalization companies (“smaller companies”). These securities may have a higher potential for gains than securities of large-capitalization companies but also carry more risk for the Fund. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and markets. These companies are also more likely than larger companies to have limited product lines and operating histories and to depend heavily on small management teams. Their securities may trade less frequently and in smaller volumes and may fluctuate more sharply in price than securities of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. Also, the Fund’s use of derivatives to leverage risk may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities,

6

Columbia Small Cap Index Fund

commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

7

Columbia Small Cap Index Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]	quarter	[	]:	[	]%
Worst:	[ ]	quarter	[	]:	[	]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Small Cap Index Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the S&P SmallCap 600 Index, an unmanaged index of 600 common stocks, weighted by market value. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years (a)
Class Z shares returns before taxes	[ ]%	[ ]%	[ ]%

Class Z shares returns after taxes on distributions	[ ]%	[ ]%	[ ]%

Class Z shares returns after taxes on distributions and sale of Fund shares	[ ]%	[ ]%	[ ]%

S&P SmallCap 600 Index (b) (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is October 15, 1996. The return for the index shown is from October 15, 1996.

(b)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia Small Cap Index Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia Small Cap Index Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A

Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares

Management fees (b)	[ ]%

Other expenses (c)	[ ]%

Total annual Fund operating expenses	[ ]%

Fee waivers and/or reimbursements (d)	[ ]%

Total net expenses (e)	[ ]%

(a)
(b)
(c)
(d)
(e)

11

Columbia Small Cap Index Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Small Cap Index Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

13

Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee, as a % of Average Daily Net Assets

Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[ ]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

14

Management of the Fund

Portfolio Managers

Vikram Kuriyan of the Advisor is the portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Vikram Kuriyan

Service with the Fund since January 2000

Investment experience since 1986

Columbia Management Portfolio Manager since 2000.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Small Cap Index Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution. As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently

17

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares

Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV =	- (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

22

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

23

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures).

The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

24

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

26

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

27

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

28

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

30

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Small Cap Index Fund – Class Z Shares
	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized
Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset
Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period

Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net
Assets without Waivers and/or Expense
Reimbursements

(a)
(b)
(c)

32

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Small Cap Index Fund – Class Z Shares
Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1

2

3

4

5

6

7

8

9

10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Columbia Small Cap Index Fund

For More Information

You’ll find more information about Columbia Small Cap Index Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds Class A and Class R Shares Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Large Cap Enhanced Core Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Large Cap Enhanced Core Fund (the Fund), which is one of the index funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective

[Chess Piece Icon]	Principal Investment Strategies

[Caution Sign Icon]	Principal Risks

[Stock Graph Icon]	Performance Information

[Calculator Icon]	Fees and Expenses

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Large Cap Enhanced Core Fund

FUNDimensions ™

Columbia Large Cap Enhanced Core Fund

Investment Objective:	Total return that exceeds the total return of the S&P 500 Index, before fees and expenses
Investment Style:	Index
Benchmark:	S&P 500 Index
Ticker Symbols:	Class A: NMIAX Class R: CCERX
Principal Risks:	Management risk Market risk Index risk Derivatives risk Frequent trading risk

FUNDamentals ™

What is an enhanced core fund?

An enhanced core fund seeks to deliver the industry and risk characteristics of its benchmark with the benefits of relatively low costs and active investment management.

With an enhanced core fund, the portfolio manager may take advantage of individual asset selection from a variety of instruments that are expected to generate returns in excess of the S&P 500 Index.

There is no assurance that active management will result in a higher return than the index.

[Arrow Icon] Investment Objective

The Fund seeks total return that exceeds the total return of the Standard & Poor’s (S&P) 500 Index, before fees and expenses.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in common stocks that comprise the S&P 500 Index, convertible securities that are convertible into stocks included in that index, and other derivatives whose returns are closely equivalent to the returns of the S&P 500 Index or its components. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

The Advisor attempts to maintain a portfolio that generally matches the risk characteristics of the S&P 500 Index. The Advisor will vary the number and percentages of the Fund’s holdings in attempting to provide higher returns than the S&P 500 Index and to reduce the risk of underperforming such index over time.

The Advisor uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a wide variety of factors which include, among others, value measures, growth measures, price momentum and earnings momentum. Investments are selected with the intention of increasing return relative to the S&P 500 Index and/or reducing portfolio volatility relative to the S&P 500 Index.

The Advisor may sell a stock when it believes other stocks in the index or other investments are more attractive, when the stock is removed from the index, or for other reasons.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Large Cap Enhanced Core Fund

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Index Risk – The Fund’s value generally will rise and fall with the performance of its targeted index. Because the Fund is designed to track its index, the Fund has limited ability to offset declines in the index in that the Fund will seek to match the performance of this index even when the value of the index is falling. Also, the Fund’s performance will not track its targeted index’s performance exactly. Unlike the index, the Fund incurs administrative expenses and transaction costs in trading securities. The composition of the index and the securities held by the Fund also may diverge. In addition, the timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to deviate from the “fully invested” index.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. Also, the Fund’s use of derivatives to leverage risk may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

Frequent Trading Risk – The Fund’s investment strategy may involve the frequent trading of portfolio securities. Frequent trading of investments usually increases the possibility that the Fund will produce short-term capital gains. These gains are generally taxable at higher rates than long-term capital gains for federal income tax purposes. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

6

Columbia Large Cap Enhanced Core Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Large Cap Enhanced Core Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class R shares, but it does not show that class’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the S&P 500 Index, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years (a)
Class A shares returns before taxes	[ ]	%	[ ]	%	[ ]	%
Class A shares returns after taxes on distributions	[ ]	%	[ ]	%	[ ]	%
Class A shares returns after taxes on distributions and sale of Fund shares	[ ]	%	[ ]	%	[ ]	%
Class R shares returns before taxes	[ ]	%	[ ]	%	[ ]	%
S&P 500 Index (b) (reflects no deductions for fees, expenses or taxes)	[ ]	%	[ ]	%	[ ]	%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A and Class R shares are July 31, 1996 and January 23, 2006, respectively. The return for the index shown is from [    ].

(b)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

8

Columbia Large Cap Enhanced Core Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A and Class R shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Large Cap Enhanced Core Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[ ]	%	[ ]	%

Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[ ]	% (a)	[ ]	%

Annual Fund Operating Expenses (b) (deducted from the Fund’s assets)
	Class A Shares		Class R Shares

Management fees (c)	[ ]	%	[ ]	%

Distribution (Rule 12b-1) and service fees	[ ]	%	[ ]	%

Other expenses (d)	[ ]	%	[ ]	%

Total annual Fund operating expenses	[ ]	%	[ ]	%

Fee waivers and/or reimbursements (e)	[ ]	%	[ ]	%

Total net expenses (f)	[ ]	%	[ ]	%

(a)

(b)

(c)

(d)

(e)

(f)

10

Columbia Large Cap Enhanced Core Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A or Class R shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]
Class R Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Large Cap Enhanced Core Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

12

Columbia Large Cap Enhanced Core Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short term capital gains to shareholders, which are generally taxable at higher rates than long term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

13

Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee,

as a % of Average Daily Net Assets

Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[ ]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

14

Management of the Fund

Portfolio Managers

Vikram Kuriyan of the Advisor is the portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Vikram Kuriyan

Service with the Fund since January 2000

Investment experience since 1986

Columbia Management Portfolio Manager since 2000.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Large Cap Enhanced Core Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

[Caution	Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest
Hand Icon]

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution. As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently

17

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers two classes of shares in this Prospectus: Class A and Class R shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A and Class R shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class R Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and the share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.

Investment Limits	none	none

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	none

Conversion Features	none	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges and commissions compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. Sales charges and commissions are intended to provide incentives for selling and/or servicing agents to provide these services on an ongoing basis.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$ 0 – $49,999	5.75%	6.10%	5.00%
$ 50,000 – $99,999	4.50%	4.71%	4.00%
$ 100,000 – $249,999	3.50%	3.63%	3.00%
$ 250,000 – $499,999	2.50%	2.56%	2.25%
$ 500,000 – $999,999	2.00%	2.04%	1.75%
$ 1,000,000 or more	0.00%	0.00%	1.00	% (c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

21

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

22

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

23

Choosing a Share Class

Distribution (Rule 12b-1) and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

	Distribution (Rule 12b-1) Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25	%(a)
Class R	0.50	%(b)	—	(b)	0.50	%(b)

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.
(b)

The Fund’s Class R shares pay a distribution (Rule 12b-1) fee pursuant to the Fund’s distribution (Rule 12b-1) plan for Class R shares. The Fund does not have a shareholder servicing plan for Class R shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

24

Choosing a Share Class

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

25

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	- (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

26

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Fund. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

27

Buying, Selling and Exchanging Shares

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

28

Buying, Selling and Exchanging Shares

Small Account Policy—Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund

29

Buying, Selling and Exchanging Shares

may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

30

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A shares are available to the general public for investment. Once you have opened an account, you can buy Class A shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan administrator for more information about investing in Class R shares.

Minimum Initial Investments

The minimum initial investment for Class A shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A shares bought through omnibus accounts, wrap accounts, or health savings accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

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Buying, Selling and Exchanging Shares

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

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Buying, Selling and Exchanging Shares

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

34

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

35

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Enhanced Core Fund – Class A Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Financial Highlights

Columbia Large Cap Enhanced Core Fund – Class R Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Large Cap Enhanced Core Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1

2

3

4

5

6

7

8

9

10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

38

Hypothetical Fees and Expenses

Columbia Large Cap Enhanced Core Fund – Class R Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1

2

3

4

5

6

7

8

9

10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

39

Columbia Large Cap Enhanced Core Fund

For More Information

You’ll find more information about Columbia Large Cap Enhanced Core Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:  Columbia Funds

c/o Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds Class Z Shares Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007

Columbia Large Cap Enhanced Core Fund

NOT FDIC-INSURED	NOT BANK ISSUED

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Large Cap Enhanced Core Fund (the Fund), which is one of the index funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.
This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective

[Chess Piece Icon]	Principal Investment Strategies

[Caution Sign Icon]	Principal Risks

[Stock Graph Icon]	Performance Information

[Calculator Icon]	Fees and Expenses

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Large Cap Enhanced Core Fund

FUNDimensions ™

Columbia Large Cap Enhanced Core Fund

Investment Objective:	Total return that exceeds the total return of the S&P 500 Index, before fees and expenses
Investment Style:	Index
Benchmark:	S&P 500 Index
Ticker Symbols:	Class Z: NMIMX
Principal Risks:	Management risk Market risk Index risk Derivatives risk Frequent trading risk

FUNDamentals ™

What is an enhanced core fund?

An enhanced core fund seeks to deliver the industry and risk characteristics of its benchmark with the benefits of relatively low costs and active investment management.

With an enhanced core fund, the portfolio manager may take advantage of individual asset selection from a variety of instruments that are expected to generate returns in excess of the S&P 500 Index.

There is no assurance that active management will result in a higher return than the index.

[Arrow Icon] Investment Objective

The Fund seeks total return that exceeds the total return of the Standard & Poor’s (S&P) 500 Index, before fees and expenses.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in common stocks that comprise the S&P 500 Index, convertible securities that are convertible into stocks included in that index, and other derivatives whose returns are closely equivalent to the returns of the S&P 500 Index or its components. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

The Advisor attempts to maintain a portfolio that generally matches the risk characteristics of the S&P 500 Index. The Advisor will vary the number and percentages of the Fund’s holdings in attempting to provide higher returns than the S&P 500 Index and to reduce the risk of underperforming such index over time.

The Advisor uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a wide variety of factors which may include, among others, value measures, growth measures, price momentum and earnings momentum. Investments are selected with the intention of increasing return relative to the S&P 500 Index and/or reducing portfolio volatility relative to the S&P 500 Index.

The Advisor may sell a stock when it believes other stocks in the index or other investments are more attractive, when the stock is removed from the index, or for other reasons.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Large Cap Enhanced Core Fund

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Index Risk – The Fund’s value generally will rise and fall with the performance of its targeted index. Because the Fund is designed to track its index, the Fund has limited ability to offset declines in the index in that the Fund will seek to match the performance of this index even when the value of the index is falling. Also, the Fund’s performance will not track its targeted index’s performance exactly. Unlike the index, the Fund incurs administrative expenses and transaction costs in trading securities. The composition of the index and the securities held by the Fund also may diverge. In addition, the timing and magnitude of cash inflows from investors buying Fund shares could create large balances of uninvested cash such that the Fund may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Fund’s performance to deviate from the “fully invested” index.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the S&P 500 Index). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. Also, the Fund’s use of derivatives to leverage risk may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

Frequent Trading Risk – The Fund’s investment strategy may involve the frequent trading of portfolio securities. Frequent trading of investments usually increases the possibility that the Fund will produce short-term capital gains. These gains are generally taxable at higher rates than long-term capital gains for federal income tax purposes. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

6

Columbia Large Cap Enhanced Core Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

7

Columbia Large Cap Enhanced Core Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the S&P 500 Index, an unmanaged index of 500 widely held common stocks, weighted by market capitalization. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years (a)
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
S&P 500 Index (b) (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is July 31, 1996. The return for the index shown is from July 31, 1996.

(b)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

8

Columbia Large Cap Enhanced Core Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

9

Columbia Large Cap Enhanced Core Fund

Shareholder Fees (paid directly from your investment)
Class Z Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)
Class Z Shares
Management fees (b)	[	]%
Other expenses (c)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)
(b)
(c)
(d)
(e)

10

Columbia Large Cap Enhanced Core Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Class Z Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

11

Columbia Large Cap Enhanced Core Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

12

Columbia Large Cap Enhanced Core Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short term capital gains to shareholders, which are generally taxable at higher rates than long term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

13

Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee, as a % of Average Daily Net Assets

Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[ ]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

14

Management of the Fund

Portfolio Managers

Vikram Kuriyan of the Advisor is the portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Vikram Kuriyan

Service with the Fund since January 2000

Investment experience since 1986

Columbia Management Portfolio Manager since 2000.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Large Cap Enhanced Core Fund	[ ]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates
– Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently

17

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares

Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	- (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

22

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

23

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

24

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

26

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

27

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

28

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

30

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Enhanced Core Fund – Class Z Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period

Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

32

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Large Cap Enhanced Core Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1

2

3

4

5

6

7

8

9

10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Columbia Large Cap Enhanced Core Fund

For More Information

You’ll find more information about Columbia Large Cap Enhanced Core Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds Class A, Class B and Class C Shares Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Convertible Securities Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Convertible Securities Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective

[Chess Piece Icon]	Principal Investment Strategies

[Caution Sign Icon]	Principal Risks

[Stock Graph Icon]	Performance Information

[Calculator Icon]	Fees and Expenses

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Convertible Securities Fund

FUNDimensions ™

Columbia Convertible Securities Fund

Investment Objective:	Total return, consisting of long-term capital appreciation and current income
Investment Style:	Blended Equity
Benchmark:	Merrill Lynch All Convertibles All Qualities Index
Ticker Symbols:	Class A: PACIX Class B: NCVBX Class C: PHIKX
Principal Risks:	Management risk
Market risk
Convertible securities risk
Interest rate risk
Credit risk
Short sales risk
Foreign securities risk

FUNDamentals ™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Equity funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

[Arrow Icon] Investment Objective

The Fund seeks total return, consisting of long-term capital appreciation and current income.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in convertible securities. The Fund may invest up to 15% of total assets in Eurodollar convertible securities and up to 20% of total assets in foreign securities. The Fund also may invest in other equity securities.

The Advisor looks for opportunities to participate in the potential growth of underlying common stocks, while seeking to earn income that is generally higher than the income those stocks provide. The Fund may sell common stocks short against positions in which the Fund has directly invested in convertible securities with no more than 10% of its assets.

The Advisor considers a number of factors to identify investment opportunities and construct the Fund’s portfolio, including, among others:

•	the financial characteristics of the issuer, including its earnings trends, financial strength, revenue outlook and potential for long-term growth.

•	the characteristics of the security, including its conversion feature.

The Advisor tries to limit conversion costs and generally sells securities when they take on the trading characteristics of the underlying common stock. The Advisor also may convert securities to common shares when it believes it’s appropriate to do so.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Convertible Securities Fund

FUNDamentals ™

What are convertible securities?

Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate. The common stock it converts to is called the “underlying” common stock.

Convertible securities typically:

•	have higher income potential than the underlying common stock,

•	are affected less by changes in the stock market than the underlying common stock, and

•	have the potential to change in value if the value of the underlying common stock changes.

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Convertible Securities Risk – The Fund invests in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). The issuer may call for a convertible security to be redeemed or converted after a particular date and under certain circumstances (including a specified price) established upon issue. Any of these transactions could affect the Fund’s ability to meet its investment objective. The market values of convertible securities also tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

Interest Rate Risk – The Fund is subject to interest rate risk as it invests in fixed income securities. In general, if prevailing interest rates rise, the prices of fixed income securities will tend to fall, and if interest rates fall, the prices of fixed income securities will tend to rise. Changes in the value of a fixed income security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for fixed income securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most fixed income securities, but is generally not viewed as a risk for U.S. Government obligations. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it becomes due.

6

Columbia Convertible Securities Fund

Short Sales Risk – The Fund engages in short selling. In order to short sell a common stock, the Fund must borrow, buy or already hold the security to make delivery to the counterparty. If the Fund borrows the security, it then is obligated to replace the security by purchasing it at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold short by the Fund. Therefore, the Fund bears the risk that the price of the security at the time of replacement has not moved in the direction that was originally predicted. In addition, short sales could potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Fund can mitigate any such losses by replacing the securities sold short. There also is a risk that the Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur to the security underlying the short position that makes the short position worthless or lose value.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls, and that foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

7

Columbia Convertible Securities Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter[ ]:	[ ]%
Worst:	[ ]quarter[ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Convertible Securities Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Merrill Lynch All Convertibles All Qualities Index, an unmanaged index that measures the performance of all U.S. dollar-denominated convertible securities of issuers not currently in bankruptcy. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years (a)
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
Merrill Lynch All Convertibles All Qualities Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are September 25, 1987, July 15, 1998 and October 21, 1996, respectively. The return for the index shown is from December 31, 1995.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia Convertible Securities Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia Convertible Securities Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price	[ ]	%	[ ]	%	[ ]	%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[ ]	% (a)	[ ]	% (b)	[ ]	% (c)

Annual Fund Operating Expenses (d) (deducted from the Fund’s assets)
	Class A Shares		Class B Shares		Class C Shares
Management fees (e)	[ ]	%	[ ]	%	[ ]	%
Distribution (Rule 12b-1) and service fees	[ ]	%	[ ]	%	[ ]	%
Other expenses (f)	[ ]	%	[ ]	%	[ ]	%
Total annual Fund operating expenses	[ ]	%	[ ]	%	[ ]	%
Fee waivers and/or reimbursements (g)	[ ]	%	[ ]	%	[ ]	%
Total net expenses (h)	[ ]	%	[ ]	%	[ ]	%

(a)
(b)
(c)
(d)
(e)
(f)
(g)
(h)

11

Columbia Convertible Securities Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [        ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Convertible Securities Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

13

Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee, as a % of Average Daily Net Assets

Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[ ]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

14

Management of the Fund

Portfolio Managers

The Advisor’s Income Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Value Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Richard Dahlberg

Service with the Fund since May 2004

Investment experience since 1960

Columbia Management Portfolio Manager since 2003; Grantham, Mayo & Van Otterloo – Portfolio Manager (2001-2002); Pioneer Investment Management – Head of Value Strategies (1998-2001).

Yanfang (Emma) Yan

Service with the Fund since July 2001

Investment experience since 1994

Columbia Management Portfolio Manager since 2001 (Income Strategies Team Lead Portfolio Manager since March 2006); Putnam Investments – Vice President (1998-2001).

Yan Jin

Service with the Fund since March 2006

Investment experience since 1998

Columbia Management associated since 2002; Lincoln Investment Management, Inc. – Assistant Vice President and Risk Analyst (1998-2002).

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Convertible Securities Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently

17

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this Prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares(a)	Class B Shares(a)	Class C Shares(a)
Eligible Investors and Minimum Initial Investments (b)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.

Investment Limits	none	up to $50,000 (based on aggregate account value) (c)	up to $1,000,000 (per transaction)

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

(a)

With limited exceptions, the Fund will no longer accept new investors at the time that the Fund’s total assets under management reach $2 billion. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Fund Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(c)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges and commissions compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. Sales charges and commissions are intended to provide incentives for selling and/or servicing agents to provide these services on an ongoing basis.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 –$49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	% (c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

21

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month in which they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

22

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

23

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

24

Choosing a Share Class

Distribution (Rule 12b-1) and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

	Distribution (Rule 12b-1) Fee	Service Fee	Combined Total
Class A	— (a)	— (a)	0.25	%(a)
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

25

Choosing a Share Class

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

26

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	- (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

28

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

29

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

30

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

31

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Fund Closing

With limited exceptions, the Fund will no longer accept new investors at the time that the Fund’s total assets under management reach $2 billion. Following the closing date, any investors that maintain an investment in the Fund will continue to be able to purchase additional shares of the Fund; however, in the event that an order to purchase shares is received after the closing date from a potential investor that does not already hold shares of the Fund, the order will be refused and any money that the Fund has received will be returned to the investor or their selling agent, as appropriate. Retirement plans and certain investment funds managed by the Advisor that currently offer or employ the Fund as an investment option will continue to be able to purchase or offer shares of the Fund after the closing date.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

32

Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

33

Buying, Selling and Exchanging Shares

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

34

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on a quarterly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

35

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

36

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Convertible Securities Fund – Class A Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period

Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

37

Financial Highlights

Columbia Convertible Securities Fund – Class B Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period

Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

38

Financial Highlights

Columbia Convertible Securities Fund – Class C Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period

Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

39

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Convertible Securities Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1

2

3

4

5

6

7

8

9

10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

40

Hypothetical Fees and Expenses

Columbia Convertible Securities Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1

2

3

4

5

6

7

8

9

10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Convertible Securities Fund – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1

2

3

4

5

6

7

8

9

10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Columbia Convertible Securities Fund

For More Information

You’ll find more information about Columbia Convertible Securities Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds Class Z Shares Prospectus

Advised by Columbia Management Advisors, LLC		July 1, 2007 Columbia Convertible Securities Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not
approved or disapproved these securities or determined if
this Prospectus is truthful or complete. Any representation
to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Convertible Securities Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective

[Chess Piece Icon]	Principal Investment Strategies

[Caution Sign Icon]	Principal Risks

[Stock Graph Icon]	Performance Information

[Calculator Icon]	Fees and Expenses

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Convertible Securities Fund

FUNDimensions ™

Columbia Convertible Securities Fund

Investment Objective:	Total return, consisting of long-term capital appreciation and current income

Investment Style:	Blended

Benchmark:	Merrill Lynch All Convertibles All Qualities Index

Ticker Symbols:	Class Z: NCIAX

Principal Risks:	Management risk
Market risk
Convertible securities risk
Interest rate risk
Credit risk
Short sales risk
Foreign securities risk

FUNDamentals ™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Equity funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

[Arrow Icon] Investment Objective

The Fund seeks total return, consisting of long-term capital appreciation and current income.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in convertible securities. The Fund may invest up to 15% of total assets in Eurodollar convertible securities and up to 20% of total assets in foreign securities. The Fund also may invest in other equity securities.

The Advisor looks for opportunities to participate in the potential growth of underlying common stocks, while seeking to earn income that is generally higher than the income those stocks provide. The Fund may sell common stocks short against positions in which the Fund has directly invested in convertible securities with no more than 10% of its assets.

The Advisor considers a number of factors to identify investment opportunities and construct the Fund’s portfolio, including, among others:

•	the financial characteristics of the issuer, including its earnings trends, financial strength, revenue outlook and potential for long-term growth.

•	the characteristics of the security, including its conversion feature.

The Advisor tries to limit conversion costs and generally sells securities when they take on the trading characteristics of the underlying common stock. The Advisor also may convert securities to common shares when it believes it’s appropriate to do so.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Convertible Securities Fund

FUNDamentals ™

What are convertible securities?

Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate. The common stock it converts to is called the “underlying” common stock.

Convertible securities typically:

•	have higher income potential than the underlying common stock,

•	are affected less by changes in the stock market than the underlying common stock, and

•	have the potential to change in value if the value of the underlying common stock changes.

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Convertible Securities Risk – The Fund invests in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). The issuer may call for a convertible security to be redeemed or converted after a particular date and under certain circumstances (including a specified price) established upon issue. Any of these transactions could affect the Fund’s ability to meet its investment objective. The market values of convertible securities also tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

Interest Rate Risk – The Fund is subject to interest rate risk as it invests in fixed income securities. In general, if prevailing interest rates rise, the prices of fixed income securities will tend to fall, and if interest rates fall, the prices of fixed income securities will tend to rise. Changes in the value of a fixed income security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for fixed income securities with longer maturities.

Credit Risk – The Fund is subject to credit risk, which applies to most fixed income securities, but is generally not viewed as a risk for U.S. Government obligations. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it becomes due.

6

Columbia Convertible Securities Fund

Short Sales Risk – The Fund engages in short selling. In order to short sell a common stock, the Fund must borrow, buy or already hold the security to make delivery to the counterparty. If the Fund borrows the security, it then is obligated to replace the security by purchasing it at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold short by the Fund. Therefore, the Fund bears the risk that the price of the security at the time of replacement has not moved in the direction that was originally predicted. In addition, short sales could potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Fund can mitigate any such losses by replacing the securities sold short. There also is a risk that the Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur to the security underlying the short position that makes the short position worthless or lose value.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls, and that foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

7

Columbia Convertible Securities Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Convertible Securities Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Merrill Lynch All Convertibles All Qualities Index, an unmanaged index that measures the performance of all U.S. dollar-denominated convertible securities of issuers not currently in bankruptcy. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Since inception(a)
Class Z shares returns before taxes	[ ]%	[ ]%	[ ]%
Class Z shares returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[ ]%	[ ]%	[ ]%
Merrill Lynch All Convertibles All Qualities Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is May 21, 1999. The return for the index shown is from May 31, 1999.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia Convertible Securities Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia Convertible Securities Fund

Shareholder Fees (paid directly from your investment)
Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[ ]%
Other expenses (c)	[ ]%
Total annual Fund operating expenses	[ ]%
Fee waivers and/or reimbursements (d)	[ ]%
Total net expenses (e)	[ ]%

(a)
(b)
(c)
(d)
(e)

11

Columbia Convertible Securities Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$ [ ]	$ [ ]	$ [ ]	$ [ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Convertible Securities Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

13

Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee, as a % of Average Daily Net Assets

Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[ ]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

14

Management of the Fund

Portfolio Managers

The Advisor’s Income Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio managers on the Value Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Richard Dahlberg

Service with the Fund since May 2004

Investment experience since 1960

Columbia Management Portfolio Manager since 2003; Grantham, Mayo & Van Otterloo – Portfolio Manager (2001-2002); Pioneer Investment Management – Head of Value Strategies (1998-2001).

Yan Jin

Service with the Fund since March 2006

Investment experience since 1998

Columbia Management associated since 2002; Lincoln Investment Management, Inc. – Assistant Vice President and Risk Analyst (1998-2002).

Yanfang (Emma) Yan

Service with the Fund since July 2001

Investment Experience since 1994

Columbia Management Portfolio Manager since 2001 (Income Strategies Team Lead Portfolio Manager since March 2006); Putnam Investments – Vice President (1998-2001).

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Convertible Securities Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

[Caution Hand Icon] Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently

17

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares

Eligible Investors and Minimum Initial Investments(a)	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

(a)

With limited exceptions, the Fund will no longer accept new investors at the time that the Fund’s total assets under management reach $2 billion. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Fund Closing for more details.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	- (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

22

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

23

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

24

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Fund Closing

With limited exceptions, the Fund will no longer accept new investors at the time that the Fund’s total assets under management reach $2 billion. Following the closing date, any investors that maintain an investment in the Fund will continue to be able to purchase additional shares of the Fund; however, in the event that an order to purchase shares is received after the closing date from a potential investor that does not already hold shares of the Fund, the order will be refused and any money that the Fund has received will be returned to the investor or their selling agent, as appropriate. Retirement plans and certain investment funds managed by the Advisor that currently offer or employ the Fund as an investment option will continue to be able to purchase or offer shares of the Fund after the closing date.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

26

Buying, Selling and Exchanging Shares

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

27

Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

28

Buying, Selling and Exchanging Shares

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on a quarterly basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

30

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Convertible Securities Fund – Class Z Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments

Total Increase/(Decrease) in Net Asset Value from Investment Operations

Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains

Total Dividends and Distributions

Net Asset Value, End of Period

Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

32

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Convertible Securities Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Columbia Convertible Securities Fund

For More Information

You’ll find more information about Columbia Convertible Securities Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds Class A, Class B, Class C and Class R Shares Prospectus

Advised by Columbia Management Advisors, LLC		July 1, 2007 Columbia Marsico 21st Century Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not
approved or disapproved these securities or determined if
this Prospectus is truthful or complete. Any representation
to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Marsico 21st Century Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective

[Chess Piece Icon]	Principal Investment Strategies

[Caution Sign Icon]	Principal Risks

[Stock Graph Icon]	Performance Information

[Calculator Icon]	Fees and Expenses

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

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Columbia Marsico 21st Century Fund

FUNDimensions ™

Columbia Marsico 21st Century Fund

Investment Objective:	Long-term growth of capital

Investment Style:	Growth

Benchmark:	Russell 3000 Index

Ticker Symbols:	Class A: NMTAX Class B: NMTBX Class C: NMYCX Class R: CMTRX

Principal Risks:	Management risk
Market risk
Growth investment strategy risk
Smaller company securities risk
Foreign securities risk
Emerging market securities risk
Frequent trading risk
Derivatives risk

FUNDamentals ™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Equity funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

FUNDamentals ™

Multi-Cap Funds

Multi-cap funds invest in companies of any capitalization size, which include small-, medium- and large-capitalization companies. For instance, a fund may invest in large, established and well-known U.S. and foreign companies, as well as small, new and relatively unknown companies that are believed to have the potential to grow significantly.

[Arrow Icon] Investment Objective

The Fund seeks long-term growth of capital.

[Chess Icon] Principal Investment Strategies

The Fund is an aggressive growth fund that invests primarily in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the Advisor is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest without limit in foreign securities, including in emerging market securities. The Fund also may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the Fund’s portfolio also may include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The Advisor has engaged an investment sub-advisor – Marsico Capital Management, LLC (Marsico) – which manages the Fund on a day-to-day basis, although the Advisor retains ultimate responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

5

Columbia Marsico 21st Century Fund

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell investments in portfolio companies if, in the opinion of Marsico, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

FUNDamentals ™

Focused Funds

Focused funds generally hold fewer investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when one of their investments performs well, or relatively lower returns when an investment performs poorly.

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Growth Investment Strategy Risk – The Fund’s growth style investment strategy attempts to identify companies whose earnings may grow or are growing faster than inflation and the economy. Thus, growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In addition, growth stocks may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for an extended period of time.

6

Columbia Marsico 21st Century Fund

Smaller Company Securities Risk – The Fund invests in securities of small- or mid-capitalization companies (“smaller companies”). These securities may have a higher potential for gains than securities of large-capitalization companies but also carry more risk for the Fund. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and markets. These companies are also more likely than larger companies to have limited product lines and operating histories and to depend heavily on small management teams. Their securities may trade less frequently and in smaller volumes and may fluctuate more sharply in price than securities of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls, and that foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

Emerging Market Securities Risk – The Fund invests in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These securities may have greater exposure to the risks of investing in foreign securities, as described under “Foreign Securities Risk.” In particular, these countries may experience instability resulting from rapid social, political and economic development. Their securities markets may be less developed and more thinly traded and their economies less mature. As such, emerging market securities can be more volatile than securities in more developed markets. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

Frequent Trading Risk – The Fund’s investment strategy may involve the frequent trading of portfolio securities. Frequent trading of investments usually increases the possibility that the Fund will produce short-term capital gains. These gains are generally taxable at higher rates than long-term capital gains for federal income tax purposes. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the Standard & Poor’s (S&P) 500 Index(a)). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. Also, the Fund’s use of derivatives to leverage risk may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its

7

Columbia Marsico 21st Century Fund

ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

8

Columbia Marsico 21st Century Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Marsico 21st Century Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B, Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Russell 3000 Index, an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Since inception(a)
Class A shares returns before taxes	[ ]%	[ ]%	[ ]%
Class A shares returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Class A shares returns after taxes on distributions and sale of Fund shares	[ ]%	[ ]%	[ ]%
Class B shares returns before taxes	[ ]%	[ ]%	[ ]%
Class C shares returns before taxes	[ ]%	[ ]%	[ ]%
Class R shares returns before taxes	[ ]%	[ ]%	[ ]%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B, Class C and Class R shares are April 10, 2000, April 10, 2000, April 10, 2000 and January 23, 2006, respectively. The return for the index shown is from [            ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

10

Columbia Marsico 21st Century Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

11

Columbia Marsico 21st Century Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[ ]%	[ ]%	[ ]%	[ ]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[ ]% (a)	[ ]% (b)	[ ]% (c)	[ ]%

Annual Fund Operating Expenses (d) (deducted from the Fund’s assets)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Management fees (e)	[ ]%	[ ]%	[ ]%	[ ]%
Distribution (Rule 12b-1) and service fees	[ ]%	[ ]%	[ ]%	[ ]%
Other expenses (f)	[ ]%	[ ]%	[ ]%	[ ]%
Total annual Fund operating expenses	[ ]%	[ ]%	[ ]%	[ ]%
Fee waivers and/or reimbursements (g)	[ ]%	[ ]%	[ ]%	[ ]%
Total net expenses (h)	[ ]%	[ ]%	[ ]%	[ ]%

(a)
(b)
(c)
(d)
(e)
(f)
(g)
(h)

12

Columbia Marsico 21st Century Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year		3 years		5 years		10 years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class B Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming complete redemption of shares at the end of the period	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming no redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming complete redemption of shares at the end of the period	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Assuming no redemption	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class R Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Marsico 21st Century Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

14

Columbia Marsico 21st Century Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short term capital gains to shareholders, which are generally taxable at higher rates than long term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee, as a % of Average Daily Net Assets

Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[ ]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

The Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

Marsico Capital Management, LLC

Marsico is the Fund’s investment sub-advisor. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico was organized in 1997 as a registered investment advisor. Marsico is an indirect, wholly owned subsidiary of Bank of America. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico provides investment services to mutual funds and private accounts, and as of December 31, 2006, had approximately $84 billion in assets under management.

16

Management of the Fund

Marsico Portfolio Managers

Corydon J. Gilchrist, CFA, is the Marsico portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Corydon J. Gilchrist, CFA

Service with the Fund since February 2003

Investment experience since [                    ]

Prior to joining Marsico in May of 2000, Mr. Gilchrist spent four years as an international portfolio manager and analyst at Invista Capital Management, where he served on a committee that managed several international equity funds.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Marsico 21st Century Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

[Caution Hand Icon] Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently

19

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

20

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers four classes of shares in this Prospectus: Class A, Class B, Class C and Class R shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B, Class C and Class R shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)	none

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase	none

Conversion Features	none	convert to Class A shares eight years after purchase	none	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

Choosing a Share Class

Sales Charges and Commissions

Sales charges and commissions compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. Sales charges and commissions are intended to provide incentives for selling and/or servicing agents to provide these services on an ongoing basis.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	% (c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

22

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)

$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC

One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

23

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month in which they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

24

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

25

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

26

Choosing a Share Class

Distribution (Rule 12b-1) and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

	Distribution (Rule 12b-1) Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25	%(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%
Class R	0.50	%(b)	—	(b)	0.50	%(b)

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.
(b)

The Fund’s Class R shares pay a distribution (Rule 12b-1) fee pursuant to the Fund’s distribution (Rule 12b-1) plan for Class R shares. The Fund does not have a shareholder servicing plan for Class R shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

27

Choosing a Share Class

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

28

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	- (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

29

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Fund. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

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Buying, Selling and Exchanging Shares

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

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Buying, Selling and Exchanging Shares

Small Account Policy—Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund

32

Buying, Selling and Exchanging Shares

may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

33

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan administrator for more information about investing in Class R shares.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts, or health savings accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B, Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

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Buying, Selling and Exchanging Shares

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

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Buying, Selling and Exchanging Shares

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

36

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

37

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

38

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Marsico 21st Century Fund – Class A Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period

Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments

Total Increase/(Decrease) in Net Asset Value from Investment Operations

Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains

Total Dividends and Distributions

Net Asset Value, End of Period

Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

39

Financial Highlights

Columbia Marsico 21st Century Fund – Class B Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period

Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments

Total Increase/(Decrease) in Net Asset Value from Investment Operations

Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains

Total Dividends and Distributions

Net Asset Value, End of Period

Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

40

Financial Highlights

Columbia Marsico 21st Century Fund – Class C Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period

Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments

Total Increase/(Decrease) in Net Asset Value from Investment Operations

Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains

Total Dividends and Distributions

Net Asset Value, End of Period

Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

41

Financial Highlights

Columbia Marsico 21st Century Fund – Class R Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period

Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments

Total Increase/(Decrease) in Net Asset Value from Investment Operations

Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains

Total Dividends and Distributions

Net Asset Value, End of Period

Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

42

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Marsico 21st Century Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

43

Hypothetical Fees and Expenses

Columbia Marsico 21st Century Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Marsico 21st Century Fund – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

44

Hypothetical Fees and Expenses

Columbia Marsico 21st Century Fund – Class R Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

45

Columbia Marsico 21st Century Fund

For More Information

You’ll find more information about Columbia Marsico 21st Century Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail: Columbia Funds

c/o Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds Class Z Shares Prospectus

Advised by Columbia Management Advisors, LLC		July 1, 2007 Columbia Marsico 21st Century Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not
approved or disapproved these securities or determined if
this Prospectus is truthful or complete. Any representation
to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Marsico 21st Century Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective

[Chess Piece Icon]	Principal Investment Strategies

[Caution Sign Icon]	Principal Risks

[Stock Graph Icon]	Performance Information

[Calculator Icon]	Fees and Expenses

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Marsico 21st Century Fund

FUNDimensions ™

Columbia Marsico 21st Century Fund

Investment Objective:	Long-term growth of capital
Investment Style:	Growth
Benchmark:	Russell 3000 Index
Ticker Symbols:	Class Z: NMYAX
Principal Risks:	Management risk
Market risk
Growth investment strategy risk
Smaller company securities risk
Foreign securities risk
Emerging market securities risk
Frequent trading risk
Derivatives risk

FUNDamentals ™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk.

Equity funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio, and

•	are not looking for a regular stream of income.

FUNDamentals ™

Multi-Cap Funds

Multi-cap funds invest in companies of any capitalization size, which include small-, medium- and large-capitalization companies. For instance, a fund may invest in large, established and well-known U.S. and foreign companies, as well as small, new and relatively unknown companies that are believed to have the potential to grow significantly.

[Arrow Icon] Investment Objective

The Fund seeks long-term growth of capital.

[Chess Icon] Principal Investment Strategies

The Fund is an aggressive growth fund that invests primarily in equity securities of companies of any capitalization size and generally will hold a core position of between 35 and 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the Advisor is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest without limit in foreign securities, including in emerging market securities. The Fund also may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the Fund’s portfolio also may include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The Advisor has engaged an investment sub-advisor – Marsico Capital Management, LLC (Marsico) – which manages the Fund on a day-to-day basis, although the Advisor retains ultimate responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

5

Columbia Marsico 21st Century Fund

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell investments in portfolio companies if, in the opinion of Marsico, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

FUNDamentals ™

Focused Funds

Focused funds generally hold fewer investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when one of their investments performs well, or relatively lower returns when an investment performs poorly.

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Growth Investment Strategy Risk – The Fund’s growth style investment strategy attempts to identify companies whose earnings may grow or are growing faster than inflation and the economy. Thus, growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In addition, growth stocks may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for an extended period of time.

6

Columbia Marsico 21st Century Fund

Smaller Company Securities Risk – The Fund invests in securities of small- or mid-capitalization companies (“smaller companies”). These securities may have a higher potential for gains than securities of large-capitalization companies but also carry more risk for the Fund. Smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and markets. These companies are also more likely than larger companies to have limited product lines and operating histories and to depend heavily on small management teams. Their securities may trade less frequently and in smaller volumes and may fluctuate more sharply in price than securities of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls, and that foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

Emerging Market Securities Risk – The Fund invests in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These securities may have greater exposure to the risks of investing in foreign securities, as described under “Foreign Securities Risk.” In particular, these countries may experience instability resulting from rapid social, political and economic development. Their securities markets may be less developed and more thinly traded and their economies less mature. As such, emerging market securities can be more volatile than securities in more developed markets. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

Frequent Trading Risk – The Fund’s investment strategy may involve the frequent trading of portfolio securities. Frequent trading of investments usually increases the possibility that the Fund will produce short-term capital gains. These gains are generally taxable at higher rates than long-term capital gains for federal income tax purposes. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the Standard & Poor’s (S&P) 500 Index(a)). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. Also, the Fund’s use of derivatives to leverage risk may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its

7

Columbia Marsico 21st Century Fund

ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

8

Columbia Marsico 21st Century Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Marsico 21st Century Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Russell 3000 Index, an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Since inception(a)
Class Z shares returns before taxes	[ ]%	[ ]%	[ ]%
Class Z shares returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[ ]%	[ ]%	[ ]%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is April 10, 2000. The return for the index shown is from April 10, 2000.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

10

Columbia Marsico 21st Century Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

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Columbia Marsico 21st Century Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (a) (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)	[	]%
Other expenses (c)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (d)	[	]%
Total net expenses (e)	[	]%

(a)
(b)
(c)
(d)
(e)

12

Columbia Marsico 21st Century Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [        ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Marsico 21st Century Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

14

Columbia Marsico 21st Century Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short term capital gains to shareholders, which are generally taxable at higher rates than long term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee, as a % of Average Daily Net Assets

Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[	]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

The Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

Marsico Capital Management, LLC

Marsico is the Fund’s investment sub-advisor. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico was organized in 1997 as a registered investment advisor. Marsico is an indirect, wholly owned subsidiary of Bank of America. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico provides investment services to mutual funds and private accounts, and as of December 31, 2006, had approximately $84 billion in assets under management.

16

Management of the Fund

Marsico Portfolio Managers

Corydon J. Gilchrist, CFA, is the Marsico portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Corydon J. Gilchrist, CFA

Service with the Fund since February 2003

Investment experience since [            ]

Prior to joining Marsico in May of 2000, Mr. Gilchrist spent four years as an international portfolio manager and analyst at Invista Capital Management, where he served on a committee that managed several international equity funds.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Marsico 21st Century Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

[Caution Hand Icon] Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution. As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently

19

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

20

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

About Class Z Shares

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

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Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

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Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

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Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

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Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

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Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

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Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

32

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

33

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Marsico 21st Century Fund – Class Z Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

34

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Marsico 21st Century Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

35

Columbia Marsico 21st Century Fund

For More Information

You’ll find more information about Columbia Marsico 21st Century Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds Class A, Class B and Class C Shares Prospectus

Advised by Columbia Management Advisors, LLC		July 1, 2007 Columbia Global Value Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not
approved or disapproved these securities or determined if
this Prospectus is truthful or complete. Any representation
to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Global Value Fund (the Fund), which is one of the international/global equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective

[Chess Piece Icon]	Principal Investment Strategies

[Caution Sign Icon]	Principal Risks

[Stock Graph Icon]	Performance Information

[Calculator Icon]	Fees and Expenses

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Global Value Fund

FUNDimensions ™

Columbia Global Value Fund

Investment Objective:	Long-term capital appreciation by investing primarily in equity securities of domestic and foreign issuers, including issuers in emerging market countries

Investment Style:	Value

Benchmark:	MSCI World Index

Ticker Symbols:	Class A: NVVAX Class B: NGLBX Class C: NCGLX

Principal Risks:	Management risk

Market risk

Value investment strategy risk

Foreign securities risk

Emerging market securities risk

FUNDamentals ™

Global Equity Funds

Global equity funds invest in equity securities of both domestic and foreign companies. Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities in particular involve special risks not associated with investing in the U.S. stock market.

Global equity funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio,

•	are not looking for a regular stream of income, and

•	are prepared to accept the risks associated with foreign securities.

FUNDamentals ™

Foreign Securities

Foreign securities include debt, equity or derivative securities determined on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange, the source of its revenue or other factors.

[Arrow Icon] Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in equity securities of domestic and foreign issuers, including issuers in emerging market countries.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of domestic and foreign companies that have market capitalizations of more than $1 billion at the time of investment and that are believed to be undervalued. The Fund typically invests in at least three countries, including the United States, at any one time. The Fund primarily invests in equity securities and may, with respect to its foreign investments, invest directly in foreign equity securities and/or depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

To help manage risk, the Fund has the following limits on its investments, which are applied at the time an investment is made. The Fund:

•	normally will invest no more than 5% of total assets in a single security.
•

may not invest more than the greater of (i) 20% of total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI World Index (limited to less than 25% of total assets in a single industry, other than U.S. Government securities).

•	generally may not invest more than 20% of total assets in emerging market countries.

The Advisor has engaged an investment sub-advisor – Brandes Investment Partners, L.P. (“Brandes”) – which manages the Fund on a day-to-day basis, although the Advisor retains ultimate responsibility for the management of the Fund. Brandes uses the “Graham and Dodd” value approach to managing the Fund. Brandes invests in a company when its current price appears to be below what Brandes views as its “true” long-term – or intrinsic – value.

Brandes uses fundamental analysis to determine intrinsic value, and will look at, among other factors, a company’s earnings, book value, cash flow, capital structure, and management record, as well as its industry and position within that industry. This analysis includes a review of

5

Columbia Global Value Fund

company reports, filings with the SEC, computer databases, industry publications, general and business publications, brokerage firm research reports and other information sources, as well as interviews with company management.

Brandes may sell a security when its price reaches a target set by Brandes, when Brandes believes other investments are more attractive, or for other reasons.

FUNDamentals ™

What is the Graham and Dodd approach to investing?

Benjamin Graham is widely regarded as the founder of this classic value approach to investing and a pioneer in modern security analysis. In his 1934 book, Security Analysis, co-written by David Dodd, Graham introduced the idea that stocks should be chosen by identifying the “true” long-term – or intrinsic – value of a company based on measurable data. Benjamin Graham and David Dodd have never had any affiliation with the Fund.

Brandes follows this approach, looking at each stock as though it’s a business that’s for sale. By buying stocks at what it believes are favorable prices, Brandes looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines.

FUNDamentals ™

What is value investing?

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes true value is and therefore have potential to increase in value.

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Value Investment Strategy Risk – The Fund’s value style investment strategy attempts to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Thus, value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s prospects is wrong, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for an extended period of time.

6

Columbia Global Value Fund

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls, and that foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

Emerging Market Securities Risk – The Fund invests in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These securities may have greater exposure to the risks of investing in foreign securities as described under “Foreign Securities Risk.” In particular, these countries may experience instability resulting from rapid social, political and economic development. Their securities markets may be less developed and more thinly traded and their economies less mature. As such, emerging market securities can be more volatile than securities in more developed markets. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

7

Columbia Global Value Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]quarter [ ]:	[ ]%
Worst:	[ ]quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Global Value Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the MSCI World Index, an unmanaged, capitalization weighted index that measures the performance of securities listed on exchanges in the major European and Asian countries, Australia and the United States. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		Since inception(a)
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
MSCI World Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class A, Class B and Class C shares is April 16, 2001. The return for the index shown is from April 16, 2001.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

9

Columbia Global Value Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

10

Columbia Global Value Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]% (a)	[	]% (b)	[	]% (c)
Redemption fee, as a % of total redemption proceeds	2.00	% (d)	2.00	% (d)	2.00	% (d)

Annual Fund Operating Expenses (e) (deducted from the Fund’s assets)
	Class A Shares		Class B Shares		Class C Shares
Management fees (f)	[	]%	[	]%	[	]%
Distribution (Rule 12b-1) and service fees	[	]%	[	]%	[	]%
Other expenses (g)	[	]%	[	]%	[	]%
Total annual Fund operating expenses	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (h)	[	]%	[	]%	[	]%
Total net expenses (i)	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)	This redemption fee may apply to shares that are redeemed (either by sale or exchange) within 60 days of purchase. See Choosing a Share Class – Redemption Fees for details.
(e)
(f)
(g)
(h)
(i)

11

Columbia Global Value Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [                    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Global Value Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

13

Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee, as a % of Average Daily Net Assets

Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[ ]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

The Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

Brandes Investment Partners, L.P.

Founded in 1974 and located at 11988 El Camino Real, Suite 500, San Diego, California 92130, Brandes is a registered investment advisor. As of [            ], Brandes had approximately $[            ]billion in assets under management. Brandes uses a value-oriented approach to managing global investments, seeking to build wealth by buying high quality, undervalued stocks.

14

Management of the Fund

Brandes Portfolio Managers

Brandes’s Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund. Information about the eight voting members of Brandes’s Large Cap Investment Committee that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Glenn R. Carlson, CFA

Service with the Fund since inception Investment experience since 1983

Mr. Carlson has served as Chief Executive Officer of Brandes since 2004. Prior to 2004 he served as Co-Chief Executive Officer of Brandes, and from 1996 to 2002 he served as a Managing Partner at Brandes.

Brent V. Woods, CFA

Service with the Fund since inception Investment experience since 1995

Mr. Woods has served as Managing Director of Investments at Brandes since 2002. From 1998 to 2002 he served as a Managing Partner at Brandes.

William Pickering, CFA

Service with the Fund since inception Investment experience since 1983

Mr. Pickering has served as a Director of Investments at Brandes since 1998.

Keith Colestock, CFA

Service with the Fund since inception Investment experience since 1990

Mr. Colestock has served as a Director of Investments at Brandes since 2004, and from 2001 to 2004 he served as a Senior Research Analyst at Brandes.

Amelia Maccoun Morris, CFA

Service with the Fund since inception Investment experience since 1988

Ms. Maccoun Morris has served as a Director of Investments at Brandes since 2004. From 1998 to 2004 she served as a Senior Research Analyst at Brandes.

Douglas C. Edman, CFA

Service with the Fund since inception Investment experience since 1990

Mr. Edman has served as a Director of Investments at Brandes since 2004. From 2000 to 2004 he served as a Senior Research Analyst at Brandes.

W. James Brown, CFA

Service with the Fund since inception Investment experience since 1984

Mr. Brown has served as a Director of Investments at Brandes since 2004. Prior to 2004 he served as a Senior Research Analyst at Brandes.

Brent Fredberg

Service with the Fund since 2005 Investment experience since 1994

Mr. Fredberg has served as a Senior Research Analyst at Brandes since 2003, and he served as an Analyst at Brandes from 1999 to 2003.

15

Management of the Fund

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets
Columbia Global Value Fund	[ ]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

[Caution Hand Icon] Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution. As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG Sun America Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently

18

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this Prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares(a)	Class B Shares(a)	Class C Shares(a)

Eligible Investors and Minimum Initial Investments (b)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.

Investment Limits	none	up to $50,000 (based on aggregate account value) (c)	up to $1,000,000 (per transaction)

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase

(a)

Subject to certain limited exceptions, the Fund is no longer accepting new investments from current or prospective investors. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Fund Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(c)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges and commissions compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. Sales charges and commissions are intended to provide incentives for selling and/or servicing agents to provide these services on an ongoing basis.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule
Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	% (c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule
Purchase Amount	Commission Level (as a % of net asset value per share)

$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule
Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

22

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month in which they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

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Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

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Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution (Rule 12b-1) and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

	Distribution (Rule 12b-1) Fee	Service Fee	Combined Total
Class A	— (a)	— (a)	0.25	%(a)
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Redemption Fees

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The international/global equity funds in the Columbia Funds Family assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, Columbia Funds generally applies a first-in, first-out approach. For shares of a Fund that you acquired by exchange, the period you held shares of another Fund prior to the exchange will not be considered in determining whether the redemption fee applies. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and Columbia Funds has received proper notification of your qualification. We will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify Columbia Funds that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

•	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner;

•

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing and money purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, except where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts;

•

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds);

•

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices;

•

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders;

•	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor;

•	shares that were bought with reinvested distributions;

•	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature or similar affiliated or unaffiliated automated plans; and

•

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 .

Columbia Funds also has the discretion to waive the 2.00% redemption fee if a Fund is in jeopardy of failing the 90% income test proscribed by the Internal Revenue Code which must be met to maintain its registered investment company (RIC) status or otherwise losing its RIC qualification for tax purposes.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, please see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with

27

Choosing a Share Class

the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of these financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time periods.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

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Choosing a Share Class

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

29

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	—(Liabilities of the share class)

Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

30

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

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Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to

32

Buying, Selling and Exchanging Shares

your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

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Buying, Selling and Exchanging Shares

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

34

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Fund Closing

Shares of Columbia Global Value Fund currently may only be purchased through reinvestment of dividends and distributions; by certain qualified retirement plans on behalf of plan participants; and by investors who purchase shares through accounts established with certain investment advisors or financial planners, including certain wrap fee accounts.

The Fund is also open to investments by certain institutional and separately managed account (SMA) investors that are pre-existing clients of Brandes; the Fund is open to these investors to the extent that they may reinvest the proceeds of their existing accounts in shares of the Fund, and then existing Fund closure rules apply. In addition, the Fund is open to investments by the Trustees of Columbia Funds Series Trust; employees of the Advisor, Brandes or their affiliates, including their immediate family members; and Bank of America and Brandes retirement plans.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts, or health savings accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

35

Buying, Selling and Exchanging Shares

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

36

Buying, Selling and Exchanging Shares

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

38

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Because it is an international/global equity fund, if in a taxable year more than half of the Fund’s assets consist of foreign securities, and the Fund makes a special election, you will generally be required to treat your proportionate amount of foreign income taxes paid by the Fund as foreign income taxes paid directly by you; generally you will be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

39

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Global Value Fund – Class A Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

40

Financial Highlights

Columbia Global Value Fund – Class B Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

41

Financial Highlights

Columbia Global Value Fund – Class C Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

42

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Global Value Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

43

Hypothetical Fees and Expenses

Columbia Global Value Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Global Value Fund – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses
Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

44

Columbia Global Value Fund

For More Information

You’ll find more information about Columbia Global Value Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007

Columbia Global Value Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Global Value Fund (the Fund), which is one of the international/global equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective

[Chess Piece Icon]	Principal Investment Strategies

[Caution Sign Icon]	Principal Risks

[Stock Graph Icon]	Performance Information

[Calculator Icon]	Fees and Expenses

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Global Value Fund

FUNDimensions ™

Columbia Global Value Fund

Investment Objective:	Long-term capital appreciation by investing primarily in equity securities of domestic and foreign issuers, including issuers in emerging market countries

Investment Style:	Value

Benchmark:	MSCI World Index

Ticker Symbols:	Class Z: NVPAX

Principal Risks:	Management risk

Market risk

Value investment strategy risk

Foreign securities risk

Emerging market securities risk

FUNDamentals ™

Global Equity Funds

Global equity funds invest in equity securities of both domestic and foreign companies. Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities in particular involve special risks not associated with investing in the U.S. stock market.

Global equity funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio,

•	are not looking for a regular stream of income, and

•	are prepared to accept the risks associated with foreign securities.

FUNDamentals ™

Foreign Securities

Foreign securities include debt, equity or derivative securities determined on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

[Arrow Icon] Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in equity securities of domestic and foreign issuers, including issuers in emerging market countries.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of domestic and foreign companies that have market capitalizations of more than $1 billion at the time of investment and that are believed to be undervalued. The Fund typically invests in at least three countries, including the United States, at any one time. The Fund primarily invests in equity securities and may, with respect to its foreign investments, invest directly in foreign equity securities and/or depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

To help manage risk, the Fund has the following limits on its investments, which are applied at the time an investment is made. The Fund:

•	normally will invest no more than 5% of total assets in a single security.

•

may not invest more than the greater of (i) 20% of total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI World Index (limited to less than 25% of total assets in a single industry, other than U.S. Government securities).

•	generally may not invest more than 20% of total assets in emerging market countries.

The Advisor has engaged an investment sub-advisor – Brandes Investment Partners, L.P. (“Brandes”) – which manages the Fund on a day-to-day basis, although the Advisor retains ultimate responsibility for the management of the Fund. Brandes uses the “Graham and Dodd” value approach to managing the Fund. Brandes invests in a company when its current price appears to be below what Brandes views as its “true” long-term – or intrinsic – value.

Brandes uses fundamental analysis to determine intrinsic value, and will look at, among other factors, a company’s earnings, book value, cash flow, capital structure, and management record, as well as its industry and position within that industry. This analysis includes a review of

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Columbia Global Value Fund

company reports, filings with the SEC, computer databases, industry publications, general and business publications, brokerage firm research reports and other information sources, as well as interviews with company management.

Brandes may sell a security when its price reaches a target set by Brandes, when Brandes believes other investments are more attractive, or for other reasons.

FUNDamentals ™

What is the Graham and Dodd approach to investing?

Benjamin Graham is widely regarded as the founder of this classic value approach to investing and a pioneer in modern security analysis. In his 1934 book, Security Analysis, co-written by David Dodd, Graham introduced the idea that stocks should be chosen by identifying the “true” long-term – or intrinsic – value of a company based on measurable data. Benjamin Graham and David Dodd have never had any affiliation with the Fund.

Brandes follows this approach, looking at each stock as though it’s a business that’s for sale. By buying stocks at what it believes are favorable prices, Brandes looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines.

FUNDamentals ™

What is value investing?

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes true value is and therefore have potential to increase in value.

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Value Investment Strategy Risk – The Fund’s value style investment strategy attempts to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Thus, value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s prospects is wrong, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for an extended period of time.

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Columbia Global Value Fund

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls, and that foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

Emerging Market Securities Risk – The Fund invests in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These securities may have greater exposure to the risks of investing in foreign securities as described under “Foreign Securities Risk.” In particular, these countries may experience instability resulting from rapid social, political and economic development. Their securities markets may be less developed and more thinly traded and their economies less mature. As such, emerging market securities can be more volatile than securities in more developed markets. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

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Columbia Global Value Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]	quarter [ ]:	[ ]%
Worst:	[ ]	quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Global Value Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the MSCI World Index, an unmanaged, capitalization weighted index that measures the performance of securities listed on exchanges in the major European and Asian countries, Australia and the United States. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Since inception(a)

Class Z shares returns before taxes	[ ]%	[ ]%	[ ]%

Class Z shares returns after taxes on distributions	[ ]%	[ ]%	[ ]%

Class Z shares returns after taxes on distributions and sale of Fund shares	[ ]%	[ ]%	[ ]%

MSCI World Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is April 16, 2001. The return for the index shown is from April 16, 2001.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

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Columbia Global Value Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

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Columbia Global Value Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A
Redemption fee, as a % of total redemption proceeds	2.00% (a)

Annual Fund Operating Expenses (b) (deducted from the Fund’s assets)

Class Z Shares
Management fees (c)	[ ]%
Other expenses (d)	[ ]%
Total annual Fund operating expenses	[ ]%
Fee waivers and/or reimbursements (e)	[ ]%
Total net expenses (f)	[ ]%

(a)	This redemption fee may apply to shares that are redeemed (either by sale or exchange) within 60 days of purchase. See About Class Z Shares – Redemption Fees for details.
(b)
(c)
(d)
(e)
(f)

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Columbia Global Value Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Columbia Global Value Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

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Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee, as a % of Average Daily Net Assets
Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[ ]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

The Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

Brandes Investment Partners, L.P.

Founded in 1974 and located at 11988 El Camino Real, Suite 500, San Diego, California 92130, Brandes is a registered investment advisor. As of [            ], Brandes had approximately $[        ]billion in assets under management. Brandes uses a value-oriented approach to managing global investments, seeking to build wealth by buying high quality, undervalued stocks.

14

Management of the Fund

Brandes Portfolio Managers

Brandes’s Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Fund. Information about the eight voting members of Brandes’s Large Cap Investment Committee that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Glenn R. Carlson, CFA

Service with the Fund since inception

Investment experience since 1983

Mr. Carlson has served as Chief Executive Officer of Brandes since 2004. Prior to 2004 he served as Co-Chief Executive Officer of Brandes, and from 1996 to 2002 he served as a Managing Partner at Brandes.

Brent V. Woods, CFA

Service with the Fund since inception

Investment experience since 1995

Mr. Woods has served as Managing Director of Investments at Brandes since 2002. From 1998 to 2002 he served as a Managing Partner at Brandes.

William Pickering, CFA

Service with the Fund since inception

Investment experience since 1983

Mr. Pickering has served as a Director of Investments at Brandes since 1998.

Keith Colestock, CFA

Service with the Fund since inception

Investment experience since 1990

Mr. Colestock has served as a Director of Investments at Brandes since 2004, and from 2001 to 2004 he served as a Senior Research Analyst at Brandes.

Amelia Maccoun Morris, CFA

Service with the Fund since inception

Investment experience since 1988

Ms. Maccoun Morris has served as a Director of Investments at Brandes since 2004. From 1998 to 2004 she served as a Senior Research Analyst at Brandes.

Douglas C. Edman, CFA

Service with the Fund since inception

Investment experience since 1990

Mr. Edman has served as a Director of Investments at Brandes since 2004. From 2000 to 2004 he served as a Senior Research Analyst at Brandes.

W. James Brown, CFA

Service with the Fund since inception

Investment experience since 1984

Mr. Brown has served as a Director of Investments at Brandes since 2004. Prior to 2004 he served as a Senior Research Analyst at Brandes.

Brent Fredberg

Service with the Fund since 2005

Investment experience since 1994

Mr. Fredberg has served as a Senior Research Analyst at Brandes since 2003, and he served as an Analyst at Brandes from 1999 to 2003.

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Management of the Fund

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets
Columbia Global Value Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

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Management of the Fund

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

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Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently

18

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares

Eligible Investors and Minimum Initial Investments(a)	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

(a)

Subject to certain limited exceptions, the Fund is no longer accepting new investments from current or prospective investors. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Fund Closing for more details.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Redemption Fees

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The international/global equity funds in the Columbia Funds Family assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, Columbia Funds generally applies a first-in, first-out approach. For shares of a Fund that you acquired by exchange, the period you held shares of another Fund prior to the exchange will not be considered in determining whether the redemption fee applies. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and Columbia Funds has received proper notification of your qualification. We will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify Columbia Funds that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

•	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner;

•

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing and money purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, except where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts;

•

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds);

•

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices;

•

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders;

•	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor;

•	shares that were bought with reinvested distributions;

•	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature or similar affiliated or unaffiliated automated plans; and

•

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 .

Columbia Funds also has the discretion to waive the 2.00% redemption fee if a Fund is in jeopardy of failing the 90% income test proscribed by the Internal Revenue Code which must be met to maintain its registered investment company (RIC) status or otherwise losing its RIC qualification for tax purposes.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, please see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with

21

Choosing a Share Class

the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of these financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time periods.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

22

About Class Z Shares

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

23

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	- (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

24

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

25

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

26

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

27

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

28

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Fund Closing

Shares of Columbia Global Value Fund currently may only be purchased through reinvestment of dividends and distributions; by certain qualified retirement plans on behalf of plan participants; and by investors who purchase shares through accounts established with certain investment advisors or financial planners, including certain wrap fee accounts.

The Fund is also open to investments by certain institutional and separately managed account (SMA) investors that are pre-existing clients of Brandes; the Fund is open to these investors to the extent that they may reinvest the proceeds of their existing accounts in shares of the Fund, and then existing Fund closure rules apply. In addition, the Fund is open to investments by the Trustees of Columbia Funds Series Trust; employees of the Advisor, Brandes or their affiliates, including their immediate family members; and Bank of America and Brandes retirement plans.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

29

Buying, Selling and Exchanging Shares

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

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Buying, Selling and Exchanging Shares

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

33

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Because it is an international/global equity fund, if in a taxable year more than half of the Fund’s assets consist of foreign securities, and the Fund makes a special election, you will generally be required to treat your proportionate amount of foreign income taxes paid by the Fund as foreign income taxes paid directly by you; generally you will be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Global Value Fund – Class Z Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

35

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Global Value Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

36

Columbia Global Value Fund

For More Information

You’ll find more information about Columbia Global Value Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds

Class A, Class B, Class C and Class R Shares

Prospectus

Advised by Columbia Management Advisors, LLC		July 1, 2007

Columbia Multi-Advisor International Equity Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Multi-Advisor International Equity Fund (the Fund), which is one of the international/global equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective

[Chess Piece Icon]	Principal Investment Strategies

[Caution Sign Icon]	Principal Risks

[Stock Graph Icon]	Performance Information

[Calculator Icon]	Fees and Expenses
[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Multi-Advisor International Equity Fund

FUNDimensions ™

Columbia Multi-Advisor International Equity Fund

Investment Objective:	Long-term growth of capital by in vesting primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries
Investment Style:	Growth
Benchmark:	MSCI EAFE Index
Ticker Symbols:	Class A: NIIAX Class B: NIENX Class C: NITRX Class R: CIERX
Principal Risks:	Management risk
Market risk
Growth investment strategy risk
Value investment strategy risk
Foreign securities risk
Emerging market securities risk
Derivatives risk
Convertible securities risk
Real estate investment trusts risk

FUNDamentals ™

International Equity Funds

International equity funds invest primarily in equity securities of companies outside of the United States.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market.

International equity funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio,

•	are not looking for a regular stream of income, and

•	are prepared to accept the risks associated with foreign securities.

[Arrow Icon] Investment Objective

The Fund seeks long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in equity securities of established companies located in at least three countries other than the United States. The Fund invests in countries, including emerging market countries, and in companies that are believed to have the potential for growth or are believed to be undervalued. The Fund invests primarily in equity securities which may include equity interests in foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar and to hedge against changes in foreign currency exchange rates.

The Fund is a “multi-manager” fund. The Advisor has engaged two different sub-advisors – Marsico Capital Management, LLC (Marsico) and Causeway Capital Management LLC (Causeway) – who manage the Fund on a day-to-day basis, although the Advisor retains ultimate responsibility for the management of the Fund. Each of Marsico and Causeway is responsible for managing approximately one-half of the Fund’s assets and has different, but complementary, investment styles:

•

Marsico combines “top-down” macroeconomic analysis with “bottom-up” stock selection that focuses primarily on investing in securities with earnings growth potential that may not be realized by other investors.

•

Causeway uses a “bottom-up” analysis and a disciplined value approach. Causeway seeks to invest in companies that it believes are currently undervalued by the market. Causeway makes investment decisions based on the following factors: low price-to-earnings ratios relative to the sector, high yields in dividends and share repurchases, low price-to-book value ratios and low price-to-cash flow ratios relative to the market; and financial strength.

5

Columbia Multi-Advisor International Equity Fund

Marsico or Causeway may sell a security when the security’s price reaches a target set by them, if they believe that there is deterioration in the company’s financial situation, if they believe that other investments are more attractive, or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

FUNDamentals ™

Foreign Securities

Foreign securities include debt, equity or derivative securities determined on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

FUNDamentals ™

Emerging Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America or Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Growth Investment Strategy Risk – The Fund’s growth style investment strategy attempts to identify companies whose earnings may grow or are growing faster than inflation and the economy. Thus, growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In addition, growth stocks may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for an extended period of time.

Value Investment Strategy Risk – The Fund’s value style investment strategy attempts to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Thus, value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s prospects is wrong, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for an extended period of time.

6

Columbia Multi-Advisor International Equity Fund

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls, and that foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

Emerging Market Securities Risk – The Fund invests in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These securities may have greater exposure to the risks of investing in foreign securities, as described under “Foreign Securities Risk.” In particular, these countries may experience instability resulting from rapid social, political and economic development. Their securities markets may be less developed and more thinly traded and their economies less mature. As such, emerging market securities can be more volatile than securities in more developed markets. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the Standard & Poor’s (S&P) 500 Index(a)). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. Also, the Fund’s use of derivatives to leverage risk may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

7

Columbia Multi-Advisor International Equity Fund

Convertible Securities Risk – The Fund invests in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). The issuer may call for a convertible security to be redeemed or converted after a particular date and under certain circumstances (including a specified price) established upon issue. Any of these transactions could affect the Fund’s ability to meet its investment objective. The market values of convertible securities also tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

Real Estate Investment Trusts Risk – The Fund invests in real estate investment trusts (REITs), which involve certain risks. REITs are entities which either own properties or make construction or mortgage loans, and also may include operating or finance companies. The prices of REIT shares are affected by changes in the value of the underlying property owned by the REIT. In addition, certain of the risks associated with general real estate ownership apply to a Fund’s REIT investment, including risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

8

Columbia Multi-Advisor International Equity Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]	quarter [ ]:	[ ]%
Worst:	[ ]	quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Multi-Advisor International Equity Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B, Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the MSCI EAFE Index, an unmanaged, capitalization weighted index that measures the performance of companies in developed markets outside of the United States and Canada, including European, Australasian and Far Eastern markets. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years (a)

Class A shares returns before taxes	[ ]%	[ ]%	[ ]%

Class A shares returns after taxes on distributions	[ ]%	[ ]%	[ ]%

Class A shares returns after taxes on distributions and sale of Fund shares	[ ]%	[ ]%	[ ]%

Class B shares returns before taxes	[ ]%	[ ]%	[ ]%

Class C shares returns before taxes	[ ]%	[ ]%	[ ]%

Class R shares returns before taxes	[ ]%	[ ]%	[ ]%

MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B, Class C and Class R shares are June 3, 1992, June 7, 1993, June 17, 1992 and January 23, 2006, respectively. The return for the index shown is from June 3, 1992.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

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Columbia Multi-Advisor International Equity Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

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Columbia Multi-Advisor International Equity Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[ ]%	[ ]%	[ ]%	[ ]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[ ]% (a)	[ ]% (b)	[ ]% (c)	[ ]%
Redemption fee, as a % of total redemption proceeds	2.00% (d)	2.00% (d)	2.00% (d)	2.00% (d)

Annual Fund Operating Expenses (e) (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Management fees (f)	[	]%	[	]%	[	]%	[	]%
Distribution (Rule 12b-1) and service fees	[	]%	[	]%	[	]%	[	]%
Other expenses (g)	[	]%	[	]%	[	]%	[	]%
Total annual Fund operating expenses	[	]%	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (h)	[	]%	[	]%	[	]%	[	]%
Total net expenses (i)	[	]%	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)	This redemption fee may apply to shares that are redeemed (either by sale or exchange) within 60 days of purchase. See Choosing a Share Class – Redemption Fees for details.
(e)
(f)
(g)
(h)
(i)

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Columbia Multi-Advisor International Equity Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class R Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Multi-Advisor International Equity Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

14

Columbia Multi-Advisor International Equity Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short term capital gains to shareholders, which are generally taxable at higher rates than long term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee,

as a % of Average Daily Net Assets

Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[	]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

The Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

16

Management of the Fund

Marsico Capital Management, LLC

Marsico is one of the Fund’s two investment sub-advisors. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico was organized in 1997 as a registered investment advisor. Marsico is an indirect, wholly owned subsidiary of Bank of America. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico provides investment services to mutual funds and private accounts, and as of December 31, 2006, had approximately $84 billion in assets under management.

Marsico Portfolio Managers

James G. Gendelman is the Marsico portfolio manager responsible for making the day-to-day investment decisions for Marsico’s portion of the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

James G. Gendelman

Service with the Fund since July 2000

Investment experience since [            ]

Prior to joining Marsico in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co.

Causeway Capital Management LLC

Causeway is one of the Fund’s two investment sub-advisors. Located at 11111 Santa Monica Boulevard, Suite 1550, Los Angeles, California 90025, and founded in 2001, Causeway is a registered investment advisor and is majority-owned by its employees. As of [            ], Causeway had approximately $[            ] billion in assets under management.

Causeway Portfolio Managers

Causeway’s portfolio management team is responsible for making the day-to-day investment decisions for Causeway’s portion of the Fund. Information about the portfolio managers on Causeway’s team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Sarah H. Ketterer

Service with the Fund since May 2004

Investment experience since 1986

Prior to co-founding Causeway in June 2001, where she is the Chief Executive Officer, Ms. Ketterer had been with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. since 1996, where she was a Managing Director and co-head of the International and Global Value Equity Team in Los Angeles.

Harry W. Hartford

Service with the Fund since May 2004

Investment experience since 1984

Prior to co-founding Causeway in June 2001, where he is the President, Mr. Hartford had been with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. since 1996, where he was a Managing Director and co-head of the International and Global Value Equity Team in Los Angeles.

James A. Doyle

Service with the Fund since May 2004

Investment experience since 1993

Prior to joining Causeway in June 2001, where he is a Director, Mr. Doyle had been with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. since 1997, where he was a Vice President and the head of investment research for the International and Global Value Equity Team in Los Angeles.

Jonathan P. Eng

Service with the Fund since May 2004

Investment experience since 1992

Prior to joining Causeway in July 2001, where he is a Vice President, Mr. Eng had been with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. since 1997, where he was an equity research associate for the International and Global Value Equity Team in Los Angeles and London.

Kevin V. Durkin

Service with the Fund since May 2006

Investment experience since 1995

Prior to joining Causeway in June 2001, where he is a Vice President, Mr. Durkin had been with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. since 1999, where he was an equity research associate for the International and Global Value Equity Team in Los Angeles.

17

Management of the Fund

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Multi-Advisor International Equity Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

18

Management of the Fund

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

19

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently

20

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

21

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers four classes of shares in this Prospectus: Class A, Class B, Class C and Class R shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B, Class C and Class R shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)	none

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase	none

Conversion Features	none	convert to Class A shares eight years after purchase	none	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

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Choosing a Share Class

Sales Charges and Commissions

Sales charges and commissions compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. Sales charges and commissions are intended to provide incentives for selling and/or servicing agents to provide these services on an ongoing basis.

FUNDamentals ™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00% (c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

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Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)

For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million. Class B and Class C Shares – Sales Charges

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

24

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month in which they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

25

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals ™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

26

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

27

Choosing a Share Class

Distribution (Rule 12b-1) and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

	Distribution (Rule 12b-1) Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25	%(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%
Class R	0.50	%(b)	—	(b)	0.50	%(b)

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.
(b)

The Fund’s Class R shares pay a distribution (Rule 12b-1) fee pursuant to the Fund’s distribution (Rule 12b-1) plan for Class R shares. The Fund does not have a shareholder servicing plan for Class R shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

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Choosing a Share Class

Redemption Fees

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The international/global equity funds in the Columbia Funds Family assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, Columbia Funds generally applies a first-in, first-out approach. For shares of a Fund that you acquired by exchange, the period you held shares of another Fund prior to the exchange will not be considered in determining whether the redemption fee applies. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and Columbia Funds has received proper notification of your qualification. We will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify Columbia Funds that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

•	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner;

•

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing and money purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, except where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts;

•

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds);

•

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices;

•

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders;

•	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor;

•	shares that were bought with reinvested distributions;

•	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature or similar affiliated or unaffiliated automated plans; and

•

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 .

Columbia Funds also has the discretion to waive the 2.00% redemption fee if a Fund is in jeopardy of failing the 90% income test proscribed by the Internal Revenue Code which must be met to maintain its registered investment company (RIC) status or otherwise losing its RIC qualification for tax purposes.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, please see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with

29

Choosing a Share Class

the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of these financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time periods.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

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Choosing a Share Class

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	- (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

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Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Fund. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

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Buying, Selling and Exchanging Shares

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

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Buying, Selling and Exchanging Shares

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund

35

Buying, Selling and Exchanging Shares

may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders. Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan administrator for more information about investing in Class R shares.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts, or health savings accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B, Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

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Buying, Selling and Exchanging Shares

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

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Buying, Selling and Exchanging Shares

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

39

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

40

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Because it is an international/global equity fund, if in a taxable year more than half of the Fund’s assets consist of foreign securities, and the Fund makes a special election, you will generally be required to treat your proportionate amount of foreign income taxes paid by the Fund as foreign income taxes paid directly by you; generally you will be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

41

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Multi-Advisor International Equity Fund – Class A Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

42

Financial Highlights

Columbia Multi-Advisor International Equity Fund – Class B Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

43

Financial Highlights

Columbia Multi-Advisor International Equity Fund – Class C Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

44

Financial Highlights

Columbia Multi-Advisor International Equity Fund – Class R Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

45

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Multi-Advisor International Equity Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

46

Hypothetical Fees and Expenses

Columbia Multi-Advisor International Equity Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Multi-Advisor International Equity Fund – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

47

Hypothetical Fees and Expenses

Columbia Multi-Advisor International Equity Fund – Class R Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

48

Columbia Multi-Advisor International Equity Fund

For More Information

You’ll find more information about Columbia Multi-Advisor International Equity Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds
Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007

Columbia Multi-Advisor International Equity Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Multi-Advisor International Equity Fund (the Fund), which is one of the international/global equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective

[Chess Piece Icon]	Principal Investment Strategies

[Caution Sign Icon]	Principal Risks

[Stock Graph Icon]	Performance Information

[Calculator Icon]	Fees and Expenses

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Multi-Advisor International Equity Fund

FUNDimensions ™

Columbia Multi-Advisor International Equity Fund

Investment Objective:	Long-term growth of capital by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries
Investment Style:	Growth
Benchmark:	MSCI EAFE Index
Ticker Symbols:	Class Z: NIEQX
Principal Risks:	Management risk
Market risk
Growth investment strategy risk
Value investment strategy risk
Foreign securities risk
Emerging market securities risk
Derivatives risk
Convertible securities risk
Real estate investment trusts risk

FUNDamentals ™

International Equity Funds

International equity funds invest primarily in equity securities of companies outside of the United States.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market.

International equity funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio,

•	are not looking for a regular stream of income, and

•	are prepared to accept the risks associated with foreign securities.

[Arrow Icon] Investment Objective

The Fund seeks long-term capital growth by investing primarily in equity securities of non-United States companies in Europe, Australia, the Far East and other regions, including developing countries.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of net assets in equity securities of established companies located in at least three countries other than the United States. The Fund invests in countries, including emerging market countries, and in companies that are believed to have the potential for growth or are believed to be undervalued. The Fund invests primarily in equity securities which may include equity interests in foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar and to hedge against changes in foreign currency exchange rates.

The Fund is a “multi-manager” fund. The Advisor has engaged two different sub-advisors – Marsico Capital Management, LLC (Marsico) and Causeway Capital Management LLC (Causeway) – who manage the Fund on a day-to-day basis, although the Advisor retains ultimate responsibility for the management of the Fund. Each of Marsico and Causeway is responsible for managing approximately one-half of the Fund’s assets and has different, but complementary, investment styles:

•

Marsico combines “top-down” macroeconomic analysis with “bottom-up” stock selection that focuses primarily on investing in securities with earnings growth potential that may not be realized by other investors.

•

Causeway uses a “bottom-up” analysis and a disciplined value approach. Causeway seeks to invest in companies that it believes are currently undervalued by the market. Causeway makes investment decisions based on the following factors: low price-to-earnings ratios relative to the sector, high yields in dividends and share repurchases, low price-to-book value ratios and low price-to-cash flow ratios relative to the market; and financial strength.

5

Columbia Multi-Advisor International Equity Fund

Marsico or Causeway may sell a security when the security’s price reaches a target set by them, if they believe that there is deterioration in the company’s financial situation, if they believe that other investments are more attractive, or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

FUNDamentals ™

Foreign Securities

Foreign securities include debt, equity or derivative securities determined on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

FUNDamentals ™

Emerging Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America or Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Growth Investment Strategy Risk – The Fund’s growth style investment strategy attempts to identify companies whose earnings may grow or are growing faster than inflation and the economy. Thus, growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In addition, growth stocks may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for an extended period of time.

Value Investment Strategy Risk – The Fund’s value style investment strategy attempts to identify companies whose stocks may be undervalued, with the expectation that they will rise in value. Thus, value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in turn, potentially undervalued. If the assessment of a company’s prospects is wrong, the price of the company’s stock may fall, or may not approach the value placed on it. There is also a risk that it may take longer than expected for the value of these investments to rise. In addition, value stocks may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for an extended period of time.

6

Columbia Multi-Advisor International Equity Fund

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls, and that foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

Emerging Market Securities Risk – The Fund invests in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These securities may have greater exposure to the risks of investing in foreign securities, as described under “Foreign Securities Risk.” In particular, these countries may experience instability resulting from rapid social, political and economic development. Their securities markets may be less developed and more thinly traded and their economies less mature. As such, emerging market securities can be more volatile than securities in more developed markets. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the Standard & Poor’s (S&P) 500 Index(a)). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. Also, the Fund’s use of derivatives to leverage risk may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

7

Columbia Multi-Advisor International Equity Fund

Convertible Securities Risk – The Fund invests in convertible securities, which are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). The issuer may call for a convertible security to be redeemed or converted after a particular date and under certain circumstances (including a specified price) established upon issue. Any of these transactions could affect the Fund’s ability to meet its investment objective. The market values of convertible securities also tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

Real Estate Investment Trusts Risk – The Fund invests in real estate investment trusts (REITs), which involve certain risks. REITs are entities which either own properties or make construction or mortgage loans, and also may include operating or finance companies. The prices of REIT shares are affected by changes in the value of the underlying property owned by the REIT. In addition, certain of the risks associated with general real estate ownership apply to a Fund’s REIT investment, including risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

8

Columbia Multi-Advisor International Equity Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]	quarter [ ]:	[ ]%
Worst:	[ ]	quarter [ ]:	[ ]%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Multi-Advisor International Equity Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the MSCI EAFE Index, an unmanaged, capitalization weighted index that measures the performance of companies in developed markets outside of the United States and Canada, including European, Australasian and Far Eastern markets. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)

Class Z shares returns before taxes	[ ]%	[ ]%	[ ]%

Class Z shares returns after taxes on distributions	[ ]%	[ ]%	[ ]%

Class Z shares returns after taxes on distributions and sale of Fund shares	[ ]%	[ ]%	[ ]%

MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

(a)	The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is December 2, 1991. The return for the index shown is from [ ].

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

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Columbia Multi-Advisor International Equity Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

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Columbia Multi-Advisor International Equity Fund

Shareholder Fees (paid directly from your investment)
Class Z Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A

Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A

Redemption fee, as a % of total redemption proceeds	2.00% (a)

Annual Fund Operating Expenses (b) (deducted from the Fund’s assets)
Class Z Shares

Management fees (c)	[ ]%

Other expenses (d)	[ ]%

Total annual Fund operating expenses	[ ]%

Fee waivers and/or reimbursements (e)	[ ]%

Total net expenses (f)	[ ]%

(a)	This redemption fee may apply to shares that are redeemed (either by sale or exchange) within 60 days of purchase. See About Class Z Shares – Redemption Fees for details.
(b)
(c)
(d)
(e)
(f)

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Columbia Multi-Advisor International Equity Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Columbia Multi-Advisor International Equity Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

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Columbia Multi-Advisor International Equity Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short term capital gains to shareholders, which are generally taxable at higher rates than long term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

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Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee, as a % of Average Daily Net Assets
Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[ ]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

The Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

16

Management of the Fund

Marsico Capital Management, LLC

Marsico is one of the Fund’s two investment sub-advisors. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico was organized in 1997 as a registered investment advisor. Marsico is an indirect, wholly owned subsidiary of Bank of America. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico provides investment services to mutual funds and private accounts, and as of December 31, 2006, had approximately $84 billion in assets under management.

Marsico Portfolio Managers

James G. Gendelman is the Marsico portfolio manager responsible for making the day-to-day investment decisions for Marsico’s portion of the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

James G. Gendelman

Service with the Fund since July 2000

Investment experience since [            ]

Prior to joining Marsico in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co.

Causeway Capital Management LLC

Causeway is one of the Fund’s two investment sub-advisors. Located at 11111 Santa Monica Boulevard, Suite 1550, Los Angeles, California 90025, and founded in 2001, Causeway is a registered investment advisor and is majority-owned by its employees. As of [            ], Causeway had approximately $[            ] billion in assets under management.

Causeway Portfolio Managers

Causeway’s portfolio management team is responsible for making the day-to-day investment decisions for Causeway’s portion of the Fund. Information about the portfolio managers on Causeway’s team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Sarah H. Ketterer

Service with the Fund since May 2004

Investment experience since 1986

Prior to co-founding Causeway in June 2001, where she is the Chief Executive Officer, Ms. Ketterer had been with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. since 1996, where she was a Managing Director and co-head of the International and Global Value Equity Team in Los Angeles.

Harry W. Hartford

Service with the Fund since May 2004

Investment experience since 1984

Prior to co-founding Causeway in June 2001, where he is the President, Mr. Hartford had been with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. since 1996, where he was a Managing Director and co-head of the International and Global Value Equity Team in Los Angeles.

James A. Doyle

Service with the Fund since May 2004

Investment experience since 1993

Prior to joining Causeway in June 2001, where he is a Director, Mr. Doyle had been with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. since 1997, where he was a Vice President and the head of investment research for the International and Global Value Equity Team in Los Angeles.

Jonathan P. Eng

Service with the Fund since May 2004

Investment experience since 1992

Prior to joining Causeway in July 2001, where he is a Vice President, Mr. Eng had been with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. since 1997, where he was an equity research associate for the International and Global Value Equity Team in Los Angeles and London.

Kevin V. Durkin

Service with the Fund since May 2006

Investment experience since 1995

Prior to joining Causeway in June 2001, where he is a Vice President, Mr. Durkin had been with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. since 1999, where he was an equity research associate for the International and Global Value Equity Team in Los Angeles.

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Management of the Fund

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets
Columbia Multi-Advisor International Equity Fund	[	]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

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Management of the Fund

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

19

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution. As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently

20

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

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About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares

Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals ™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

22

About Class Z Shares

Redemption Fees

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The international/global equity funds in the Columbia Funds Family assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, Columbia Funds generally applies a first-in, first-out approach. For shares of a Fund that you acquired by exchange, the period you held shares of another Fund prior to the exchange will not be considered in determining whether the redemption fee applies. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and Columbia Funds has received proper notification of your qualification. We will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify Columbia Funds that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

•	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner;

•

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing and money purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, except where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts;

•

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds);

•

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices;

•

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders;

•	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor;

•	shares that were bought with reinvested distributions;

•	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature or similar affiliated or unaffiliated automated plans; and

•

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 .

Columbia Funds also has the discretion to waive the 2.00% redemption fee if a Fund is in jeopardy of failing the 90% income test proscribed by the Internal Revenue Code which must be met to maintain its registered investment company (RIC) status or otherwise losing its RIC qualification for tax purposes.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, please see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with

23

Choosing a Share Class

the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of these financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time periods.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

24

About Class Z Shares

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

25

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals ™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	- (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

26

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals ™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

27

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

28

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

29

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

30

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

31

Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

32

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

33

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

34

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

35

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Because it is an international/global equity fund, if in a taxable year more than half of the Fund’s assets consist of foreign securities, and the Fund makes a special election, you will generally be required to treat your proportionate amount of foreign income taxes paid by the Fund as foreign income taxes paid directly by you; generally you will be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals ™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

36

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Multi-Advisor International Equity Fund – Class Z Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002

Net Asset Value, Beginning of Period

Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations

Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions

Net Asset Value, End of Period

Total Return (b)

Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

37

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Multi-Advisor International Equity Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)

1
2
3
4
5
6
7
8
9
10

    Total Gain After Fees and Expenses

    Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

38

Columbia Multi-Advisor International Equity Fund

For More Information

You’ll find more information about Columbia Multi-Advisor International Equity Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
.	c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds Class A, Class B, Class C and Class R Shares Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Marsico International Opportunities Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Marsico International Opportunities Fund (the Fund), which is one of the international/global equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a summary of the Fund’s various share classes.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamental™ sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective

[Chess Piece Icon]	Principal Investment Strategies

[Caution Sign Icon]	Principal Risks

[Stock Graph Icon]	Performance Information

[Calculator Icon]	Fees and Expenses

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Marsico International Opportunities Fund

FUNDimensions™

Columbia Marsico International Opportunities Fund

Investment Objective:	Long-term growth of capital
Investment Style:	Growth
Benchmark:	MSCI EAFE Index
Ticker Symbols:	Class A: MAIOX Class B: MBIOX Class C: MCIOX Class R: CMORX
Principal Risks:	Management risk
Market risk
Growth investment strategy risk
Foreign securities risk
Emerging market securities risk
Derivatives risk
Frequent trading risk

FUNDamentals™

International Equity Funds

International equity funds invest primarily in equity securities of companies outside of the United States.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market.

International equity funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio,

•	are not looking for a regular stream of income, and

•	are prepared to accept the risks associated with foreign securities.

FUNDamentals™

Focused Funds

Focused funds generally hold fewer investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when one of their investments performs well, or relatively lower returns when an investment performs poorly.

[Arrow Icon] Investment Objective

The Fund seeks long-term growth of capital.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 65% of total assets in common stocks of foreign companies. The Fund may invest in companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States and generally holds a core position of 35 to 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest in common stocks of companies operating in emerging market countries. Some issuers or securities in the Fund’s portfolio may be based in or economically tied to the United States.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the Fund’s portfolio also may include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The Advisor has engaged an investment sub-advisor – Marsico Capital Management, LLC (Marsico) – which manages the Fund on a day-to-day basis, although the Advisor retains ultimate responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico also may examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability

5

Columbia Marsico International Opportunities Fund

of financial trends observed. As a result of the “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell investments in portfolio companies if, in the opinion of Marsico, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities determined on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

FUNDamentals™

Emerging Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America or Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

6

Columbia Marsico International Opportunities Fund

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Growth Investment Strategy Risk – The Fund’s growth style investment strategy attempts to identify companies whose earnings may grow or are growing faster than inflation and the economy. Thus, growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In addition, growth stocks may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for an extended period of time.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls, and that foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

Emerging Market Securities Risk – The Fund invests in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These securities may have greater exposure to the risks of investing in foreign securities, as described under “Foreign Securities Risk.” In particular, these countries may experience instability resulting from rapid social, political and economic development. Their securities markets may be less developed and more thinly traded and their economies less mature. As such, emerging market securities can be more volatile than securities in more developed markets. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

7

Columbia Marsico International Opportunities Fund

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the Standard & Poor’s (S&P) 500 Index(a)). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. Also, the Fund’s use of derivatives to leverage risk may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

Frequent Trading Risk – The Fund’s investment strategy may involve the frequent trading of portfolio securities. Frequent trading of investments usually increases the possibility that the Fund will produce short-term capital gains. These gains are generally taxable at higher rates than long-term capital gains for federal income tax purposes. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

8

Columbia Marsico International Opportunities Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ]	quarter	[ ]:	[ ]%
Worst:	[ ]	quarter	[ ]:	[ ]%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Marsico International Opportunities Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B, Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the MSCI EAFE Index, an unmanaged, capitalization weighted index that measures the performance of companies in developed markets outside of the United States and Canada, including European, Australasian and Far Eastern markets. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		Since inception(a)
Class A shares returns before taxes	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class A shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
Class B shares returns before taxes	[	]%	[	]%	[	]%
Class C shares returns before taxes	[	]%	[	]%	[	]%
Class R shares returns before taxes	[	]%	[	]%	[	]%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)	The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B, Class C and Class R shares are August 1, 2000, August 1, 2000, August 1, 2000 and January 23, 2006, respectively. The return for the index shown is from August 1, 2000.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

10

Columbia Marsico International Opportunities Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for more information.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

11

Columbia Marsico International Opportunities Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	[	]%	[	]%	[	]%	[	]%
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	[	]% (a)	[	]% (b)	[	]% (c)	[	]%
Redemption fee, as a % of total redemption proceeds	2.00	% (d)	2.00	% (d)	2.00	% (d)	2.00	% (d)

Annual Fund Operating Expenses (e) (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Management fees (f)	[	]%	[	]%	[	]%	[	]%
Distribution (Rule 12b-1) and service fees	[	]%	[	]%	[	]%	[	]%
Other expenses (g)	[	]%	[	]%	[	]%	[	]%
Total annual Fund operating expenses	[	]%	[	]%	[	]%	[	]%
Fee waivers and/or reimbursements (h)	[	]%	[	]%	[	]%	[	]%
Total net expenses (i)	[	]%	[	]%	[	]%	[	]%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and sell them within one year of buying them. See Choosing a Share Class for details.
(b)	This charge decreases over time. See Choosing a Share Class for details.
(c)	This charge applies to investors who buy Class C shares and sell them within one year of buying them. See Choosing a Share Class for details.
(d)	This redemption fee may apply to shares that are redeemed (either by sale or exchange) within 60 days of purchase. See Choosing a Share Class – Redemption Fees for details.
(e)
(f)
(g)
(h)
(i)

12

Columbia Marsico International Opportunities Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year,

•	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [    ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]
Assuming complete redemption of shares at the end of the period	$	[	]	$	[	]	$	[	]	$	[	]
Assuming no redemption	$	[	]	$	[	]	$	[	]	$	[	]
Class R Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Marsico International Opportunities Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment

Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

14

Columbia Marsico International Opportunities Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short term capital gains to shareholders, which are generally taxable at higher rates than long term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee, as a % of Average Daily Net Assets

Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[ ]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

The Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

Marsico Capital Management, LLC

Marsico is the Fund’s investment sub-advisor. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico was organized in 1997 as a registered investment advisor. Marsico is an indirect, wholly owned subsidiary of Bank of America. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico provides investment services to mutual funds and private accounts, and as of December 31, 2006, had approximately $84 billion in assets under management.

16

Management of the Fund

Marsico Portfolio Managers

James G. Gendelman is the Marsico portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

James G. Gendelman

Service with the Fund since August 2000

Investment experience since [            ]

Prior to joining Marsico in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Marsico International Opportunities Fund	[ ]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution. As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently

19

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

20

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers four classes of shares in this Prospectus: Class A, Class B, Class C and Class R shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B, Class C and Class R shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500, and each share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.

Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000 (per transaction)	none

Front-End Sales Charges	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none	none

Contingent Deferred Sales Charges (CDSCs)	none, except a 1.00% CDSC applies to certain investments of $1 million but less than $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase	none

Conversion Features	none	convert to Class A shares eight years after purchase	none	none

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.
(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $49,999. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $49,999 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to the front-end sales charge that generally applies to Class A shares.

FUNDamentals™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

Choosing a Share Class

Sales Charges and Commissions

Sales charges and commissions compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and maintaining and servicing the shares held in your account. Sales charges and commissions are intended to provide incentives for selling and/or servicing agents to provide these services on an ongoing basis.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought (a)	Sales charge as a % of the offering price (b)	Sales charge as a % of the net amount invested (b)	Amount retained or paid by selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	% (c)(d)

(a)	Purchase amounts are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases of $0 up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed when a CDSC is deducted if the shares are sold within twelve months from the time they were bought.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $2,999,999, including those in amounts of less than $1 million that are coded as commission eligible trades.

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Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you sell those shares within one year of buying them.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you sell them within one year of buying them.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested dividends.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee based program.

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares of up to 5.75% of the offering price per share. The commission is paid by reducing the amount of your investment in the Fund by the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999 (a)	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

(a)	For certain group retirement plans, selling and/or servicing agents will receive a 1.00% commission from the Distributor on all purchases of less than $3 million.

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B and Class C shares, but you may pay a CDSC when you sell your Class B or Class C shares.

The CDSC on Class B and Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

23

Choosing a Share Class

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month in which they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the sales charge or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution (Rule 12b-1) plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution (Rule 12b-1) and Service Fees for details.

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

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Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. The first breakpoint discount will be applied when your total purchases reach $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

•	individual accounts,

•	joint accounts,

•	certain IRA accounts,

•	certain health savings accounts,

•	certain trusts, and

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfer to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R shares accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares).

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Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into other Columbia Funds, as well as investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid the application of a CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan and in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary and tax-related sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund can change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

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Choosing a Share Class

Distribution (Rule 12b-1) and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution (Rule 12b-1) and shareholder servicing plans which set the distribution (Rule 12b-1) and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution (Rule 12b-1) and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

	Distribution (Rule 12b-1) Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25	%(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%
Class R	0.50	%(b)	—	(b)	0.50	%(b)

(a)	The Fund’s Class A shares pay a combined distribution (Rule 12b-1) and service fee pursuant to the Fund’s combined distribution (Rule 12b-1) shareholder servicing plan for Class A shares.
(b)

The Fund’s Class R shares pay a distribution (Rule 12b-1) fee pursuant to the Fund’s distribution (Rule 12b-1) plan for Class R shares. The Fund does not have a shareholder servicing plan for Class R shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution (Rule 12b-1) and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge other fees for providing services to your account, which may be different from those described here.

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Choosing a Share Class

Redemption Fees

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The international/global equity funds in the Columbia Funds Family assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, Columbia Funds generally applies a first-in, first-out approach. For shares of a Fund that you acquired by exchange, the period you held shares of another Fund prior to the exchange will not be considered in determining whether the redemption fee applies. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and Columbia Funds has received proper notification of your qualification. We will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify Columbia Funds that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

•	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner;

•

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing and money purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, except where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts;

•

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds);

•

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices;

•

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders;

•	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor;

•	shares that were bought with reinvested distributions;

•	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature or similar affiliated or unaffiliated automated plans; and

•

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 .

Columbia Funds also has the discretion to waive the 2.00% redemption fee if a Fund is in jeopardy of failing the 90% income test proscribed by the Internal Revenue Code which must be met to maintain its registered investment company (RIC) status or otherwise losing its RIC qualification for tax purposes.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, please see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with

28

Choosing a Share Class

the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of these financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time periods.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

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Choosing a Share Class

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

30

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	-(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

31

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Fund. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

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Buying, Selling and Exchanging Shares

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

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Buying, Selling and Exchanging Shares

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund

34

Buying, Selling and Exchanging Shares

may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

35

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan administrator for more information about investing in Class R shares.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts, or health savings accounts. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

•	You buy Class B, Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

36

Buying, Selling and Exchanging Shares

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be

Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

37

Buying, Selling and Exchanging Shares

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

•	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. The rules described below for making exchanges apply to systematic exchanges.

38

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

39

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Because it is an international/global equity fund, if in a taxable year more than half of the Fund’s assets consist of foreign securities, and the Fund makes a special election, you will generally be required to treat your proportionate amount of foreign income taxes paid by the Fund as foreign income taxes paid directly by you; generally you will be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

40

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Marsico International Opportunities Fund – Class A Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

41

Financial Highlights

Columbia Marsico International Opportunities Fund – Class B Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

42

Financial Highlights

Columbia Marsico International Opportunities Fund – Class C Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

43

Financial Highlights

Columbia Marsico International Opportunities Fund – Class R Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002
Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

44

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Marsico International Opportunities Fund – Class A Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

45

Hypothetical Fees and Expenses

Columbia Marsico International Opportunities Fund – Class B Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Marsico International Opportunities Fund – Class C Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

46

Hypothetical Fees and Expenses

Columbia Marsico International Opportunities Fund – Class R Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Marsico International Opportunities Fund

For More Information

You’ll find more information about Columbia Marsico International Opportunities Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

Columbia Funds Class Z Shares Prospectus

Advised by Columbia Management Advisors, LLC	July 1, 2007 Columbia Marsico International Opportunities Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in the Prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This Prospectus tells you about Columbia Marsico International Opportunities Fund (the Fund), which is one of the international/global equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The Prospectus first summarizes the key characteristics of the Fund, including:

•	investment objective,

•	principal investment strategies and risks,

•	year-to-year performance information,

•	fees and expenses, and

•	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

•	a discussion of the Fund’s primary service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

•	a description of the Fund’s Class Z shares.

Later sections of the Prospectus talk about the details of investing in the Fund, including:

•	how to buy, sell and exchange shares of the Fund, and

•	how you will receive your investment proceeds.

The Prospectus also includes:

•	information about how federal and other taxes may affect your investment,

•	highlights of the Fund’s financial information, and

•	hypothetical fee and expense data that shows the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this Prospectus, including:

•	“FUNDamentals ™” sections that provide simple explanations of key terms, concepts and some basics of mutual fund investing,

•	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

•	graphic icons which are defined in the guide below.

Icons Guide

[Arrow Icon]	Investment Objective

[Chess Piece Icon]	Principal Investment Strategies

[Caution Sign Icon]	Principal Risks

[Stock Graph Icon]	Performance Information

[Calculator Icon]	Fees and Expenses

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates

For More Information

You can contact Columbia Funds:

•	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02226-8081.

•	by telephone at 800.345.6611.

•	by email at serviceinquiries@columbia management.com or online at www.columbiafunds.com.

•	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which is available online and includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov/investor/pubs.

3

Columbia Management Group, LLC

The Fund is sponsored by the Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund, but retains ultimate responsibility for the Fund, subject to oversight by the Fund’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

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Columbia Marsico International Opportunities Fund

FUNDimensions ™

Columbia Marsico International Opportunities Fund

Investment Objective:	Long-term growth of capital
Investment Style:	Growth
Benchmark:	MSCI EAFE Index
Ticker Symbols:	Class Z: NMOAX
Principal Risks:	Management risk
Market risk
Growth investment strategy risk
Foreign securities risk
Emerging market securities risk
Derivatives risk
Frequent trading risk

FUNDamentals™

International Equity Funds

International equity funds invest primarily in equity securities of companies outside of the United States.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market.

International equity funds may be a suitable investment for you if you:

•	have longer term investment goals,

•	maintain a diversified investment portfolio,

•	are not looking for a regular stream of income, and

•	are prepared to accept the risks associated with foreign securities.

FUNDamentals™

Focused Funds

Focused funds generally hold fewer investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when one of their investments performs well, or relatively lower returns when an investment performs poorly.

[Arrow Icon] Investment Objective

The Fund seeks long-term growth of capital.

[Chess Icon] Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 65% of total assets in common stocks of foreign companies. The Fund may invest in companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States and generally holds a core position of 35 to 50 common stocks. The number of securities held by the Fund may occasionally exceed this range at times such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest in common stocks of companies operating in emerging market countries. Some issuers or securities in the Fund’s portfolio may be based in or economically tied to the United States.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar and to hedge against changes in foreign currency exchange rates.

The core investments of the Fund generally may include established companies and securities that offer long-term growth potential. However, the Fund’s portfolio also may include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The Advisor has engaged an investment sub-advisor – Marsico Capital Management, LLC (Marsico) – which manages the Fund on a day-to-day basis, although the Advisor retains ultimate responsibility for the management of the Fund. In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macroeconomic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico also may examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability

5

Columbia Marsico International Opportunities Fund

of financial trends observed. As a result of the “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell investments in portfolio companies if, in the opinion of Marsico, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities determined on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

FUNDamentals™

Emerging Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America or Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

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Columbia Marsico International Opportunities Fund

[Caution Sign Icon] Principal Risks

Management Risk – The Fund is subject to management risk as the Advisor’s investment decisions may produce losses or cause the Fund to underperform relevant benchmarks and/or other mutual funds with similar investment objectives.

Market Risk – The Fund is subject to market risk, which refers to the possibility that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security prices may fall because of factors affecting individual companies, sectors or industries, or the markets as a whole, reducing the value of your investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market prices of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and changes in the companies that issue the securities, among other things. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In general, equity securities tend to have greater price volatility than fixed income securities.

Growth Investment Strategy Risk – The Fund’s growth style investment strategy attempts to identify companies whose earnings may grow or are growing faster than inflation and the economy. Thus, growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. In addition, growth stocks may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for an extended period of time.

Foreign Securities Risk – The Fund invests in foreign securities and, as such, is subject to special risks as compared to a fund that invests in securities of only U.S. issuers. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls, and that foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

Emerging Market Securities Risk – The Fund invests in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These securities may have greater exposure to the risks of investing in foreign securities, as described under “Foreign Securities Risk.” In particular, these countries may experience instability resulting from rapid social, political and economic development. Their securities markets may be less developed and more thinly traded and their economies less mature. As such, emerging market securities can be more volatile than securities in more developed markets. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some countries may experience long periods of high inflation or rapid changes in inflation rates.

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Columbia Marsico International Opportunities Fund

Derivatives Risk – The Fund uses derivatives, which are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), or market indices (such as the Standard & Poor’s (S&P) 500 Index(a)). More common derivative types include futures and option contracts. The Fund’s use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. Also, the Fund’s use of derivatives to leverage risk may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

Frequent Trading Risk – The Fund’s investment strategy may involve the frequent trading of portfolio securities. Frequent trading of investments usually increases the possibility that the Fund will produce short-term capital gains. These gains are generally taxable at higher rates than long-term capital gains for federal income tax purposes. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

There is no assurance that the Fund will achieve its investment objective. For additional information on these and other risks, please refer to the SAI.

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

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Columbia Marsico International Opportunities Fund

[Stock Graph Icon] Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how it will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, and would be lower if they did.

*	Year-to-date return as of [Date]: [ ]%

Best and Worst Quarterly Returns During this Period

Best:	[ ] quarter	[ ]:	[ ]%
Worst:	[ ] quarter	[ ]:	[ ]%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

•	management of fund holdings,

•	market conditions,

•	fund expenses, and

•	flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Marsico International Opportunities Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the MSCI EAFE Index, an unmanaged, capitalization weighted index that measures the performance of companies in developed markets outside of the United States and Canada, including European, Australasian and Far Eastern markets. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		Since inception(a)
Class Z shares returns before taxes	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions	[	]%	[	]%	[	]%
Class Z shares returns after taxes on distributions and sale of Fund shares	[	]%	[	]%	[	]%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%

(a)

The Fund’s annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class Z shares is August 1, 2000. The return for the index shown is from August 1, 2000.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table are not relevant if you are a tax-exempt shareholder or you hold your shares in a tax-advantaged account such as a 401(k) plan or IRA.

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Columbia Marsico International Opportunities Fund

[Calculator Icon] Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of expenses:

•	shareholder expenses that you pay directly (sales charges), and

•	annual operating expenses that are deducted from the Fund’s assets.

Annual operating expenses include:

•

management fees, which are paid out of the Fund’s assets to the Advisor, the Administrator and other affiliates of Bank of America as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

•

any applicable distribution (Rule 12b-1) and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes.

•

other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described here.

Total net expenses are actual expenses paid by the Fund after any fee waivers or expense limitations, and are expressed as a percentage of the Fund’s average net assets.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table. See, for example, the discussion of how portfolio transaction costs can affect the Fund in Additional Investment Strategies and Policies.

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Columbia Marsico International Opportunities Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on purchases, as a % of the lower of the original purchase price or net asset value	N/A
Redemption fee, as a % of total redemption proceeds	2.00	%(a)

Annual Fund Operating Expenses (b) (deducted from the Fund’s assets)

Class Z Shares
Management fees (c)	[	]%
Other expenses (d)	[	]%
Total annual Fund operating expenses	[	]%
Fee waivers and/or reimbursements (e)	[	]%
Total net expenses (f)	[	]%

(a)	This redemption fee may apply to shares that are redeemed (either by sale or exchange) within 60 days of purchase. See About Class Z Shares – Redemption Fees for details.
(b)
(c)
(d)
(e)
(f)

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Columbia Marsico International Opportunities Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund,

•	you sell all of your shares at the end of those periods,

•	you reinvest all dividends and distributions in the Fund,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on [            ], they are only reflected in the first year of the 3, 5 and 10 year examples.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year			3 years			5 years			10 years
Class Z Shares	$	[	]	$	[	]	$	[	]	$	[	]

Remember this is an example only. It should not be considered to be representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Columbia Marsico International Opportunities Fund

Additional Investment Strategies and Policies

The following section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and provides more detail about some additional risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval. Shareholders vote on changes to certain other investment policies in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies but it won’t hold more than 10% of its assets in any one type of these securities. The Fund may choose not to invest in specific securities described in this Prospectus and in the SAI, although it has the ability to do so.

Portfolio Transaction Costs

The Fund may incur significant transaction costs in addition to the total annual Fund operating expenses disclosed in the Fund’s fee and expense tables. These transaction costs are associated with trading securities for the Fund’s portfolio and include, but are not limited to, brokerage commissions and market spreads and potential changes to the price of a security due to the Fund’s efforts to buy or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund’s transaction costs are not.

Investing in the Columbia Money Market Funds

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in shares of the Columbia Money Market Funds. The Advisor and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker/dealers or other financial intermediaries involved in the loans may be affiliates of Bank of America.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or if your shares are held through a financial intermediary, contact them directly. We will begin sending your individual copies with the next scheduled mailing.

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Columbia Marsico International Opportunities Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short term capital gains to shareholders, which are generally taxable at higher rates than long term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Fund

Primary Service Providers

Affiliates of Bank of America currently provide key services to the Fund and the other Columbia Funds, including investment advisory, investment sub-advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. These primary service relationships are described below.

The Advisor

The Advisor is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of the date of this Prospectus, the Advisor had assets under management of approximately $312 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. While the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates in managing the Fund’s investments.

The Fund pays the Advisor an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.

The following chart shows the maximum investment advisory fees the Advisor can receive, along with the actual investment advisory fees the Advisor received during the Fund’s last fiscal year, after waivers.

Annual Investment Advisory Fee, as a % of Average Daily Net Assets

Maximum Advisory Fee	Actual Fee Paid Last Fiscal Year
[ ]%	[ ]%

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

The Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended February 28.

Marsico Capital Management, LLC

Marsico is the Fund’s investment sub-advisor. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico was organized in 1997 as a registered investment advisor. Marsico is an indirect, wholly owned subsidiary of Bank of America. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico provides investment services to mutual funds and private accounts, and as of December 31, 2006, had approximately $84 billion in assets under management.

16

Management of the Fund

Marsico Portfolio Managers

James G. Gendelman is the Marsico portfolio manager responsible for making the day-to-day investment decisions for the Fund. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

James G. Gendelman

Service with the Fund since August 2000

Investment experience since [            ]

Prior to joining Marsico in May of 2000, Mr. Gendelman spent thirteen years as a Vice President of International Sales for Goldman, Sachs & Co.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution (Rule 12b-1) and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Marsico International Opportunities Fund	[ ]%

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

[Caution Hand Icon] Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

In addition, the Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual or potential conflicts of interest.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by Bank of America and its affiliates related to the management of the Fund and the sale of its shares;

•	the allocation of and competition for investment opportunities among the Fund and other funds and accounts advised by Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts managed by Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of Bank of America and its affiliates and accounts advised by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as certain Columbia Funds structured as “funds of funds;” and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware due to the factors identified above. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI, and are identified by a [Caution/Hand] icon.

The Advisor and Bank of America have adopted various policies and procedures, and disclosures, that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by a [Caution/Hand] icon. Investors in the Fund (or any other Columbia Fund) should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution. As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action - Mehta v AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently

19

Management of the Fund

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. Plaintiffs have appealed the decision dismissing this action to the Court of Appeals for the Eighth Circuit. This appeal is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

20

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this Prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this Prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are only available to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Conversion Features	none

FUNDamentals™

Selling and/or Servicing Agents

The term “selling agent” or “servicing agent” refers to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

About Class Z Shares

Redemption Fees

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The international/global equity funds in the Columbia Funds Family assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, Columbia Funds generally applies a first-in, first-out approach. For shares of a Fund that you acquired by exchange, the period you held shares of another Fund prior to the exchange will not be considered in determining whether the redemption fee applies. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and Columbia Funds has received proper notification of your qualification. We will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify Columbia Funds that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

•	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner;

•

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing and money purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, except where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts;

•

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds);

•

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices;

•

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders;

•	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor;

•	shares that were bought with reinvested distributions;

•	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature or similar affiliated or unaffiliated automated plans; and

•

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an individual retirement account (IRA) or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 .

Columbia Funds also has the discretion to waive the 2.00% redemption fee if a Fund is in jeopardy of failing the 90% income test proscribed by the Internal Revenue Code which must be met to maintain its registered investment company (RIC) status or otherwise losing its RIC qualification for tax purposes.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, please see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with

22

Choosing a Share Class

the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of these financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time periods.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

23

About Class Z Shares

Financial Intermediary Compensation

The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally between 0.02% and 0.10% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund attributable to the financial intermediary. The Distributor or its affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of Columbia Fund assets in the program on an annual basis.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of net assets maintained in such accounts. The amounts in excess of that reimbursed by the Fund will be borne by the Distributor or its affiliates.

The Distributor or its affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor or its affiliates are paid out of the Distributor’s or its affiliates’ own revenues and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Prospectus. Ask your financial intermediary for information about any payments it receives from the Distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending the Fund or a particular share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

24

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	- (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will base the price of the security held by the Fund on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the security’s fair value price.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for Funds that primarily invest in foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

25

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date. See Buying, Selling and Exchanging Shares – Share Price Determination for more information about business days.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell requests. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange requests to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange requests by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares by check via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

26

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares by check through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, Columbia Funds reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy - Accounts Below $250

Columbia Funds will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy - Minimum Balance Fee

Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

27

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

In-Kind Distributions

The Fund reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Fund does not anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject without any prior notice, any buy or exchange order that follows transactions deemed to represent excessive trading. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to and to those accepted by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made either one “material round trip” in the Fund in any 10-day period or two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund (other than a Columbia Money Market Fund, the Columbia Short Term Bond Fund and the Columbia Short Term Municipal Bond Fund).

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a fund-of-funds structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

28

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

While these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments. The Fund reserves the right to reject or restrict buy orders from any investor, and will not be liable for any loss resulting from rejected buy orders.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long term shareholders and may create the following adverse effects:

•	negative impacts on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell requests; and

•	increased brokerage and administrative costs.

To the extent that the Fund significantly invests in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the Fund’s fair value as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund significantly invests in thinly traded high yield bonds (or junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

29

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which are subject to their own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

•

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

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Buying, Selling and Exchanging Shares

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis.

Dividend Diversification

Generally, you may automatically invest dividends distributed by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest dividends distributed by shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in “good form.” You must set up this feature prior to your request.

Other Purchase Rules You Should Know

•

Once the Transfer Agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

•

The Fund reserves the right to cancel your order if we don’t receive payment within three business days of receiving your buy order. We’ll return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to two business days for the sale proceeds to be received by your bank. You must set up this feature prior to your request.

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Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed. All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Other Redemption Rules You Should Know

•

Once the Transfer Agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

•	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.

•	If you hold any shares in certificate form, you will not be able to sell those shares until you have returned the certificates to the Transfer Agent.

•	No interest will be paid on uncashed redemption checks.

•	Columbia Funds can delay payment of the sale proceeds for up to seven days.

•

Under certain circumstances allowed under the 1940 Act, the Fund can pay you in securities or other property rather than in cash when you sell your shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies – In-Kind Distributions for details.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact your financial advisor or Columbia Funds to set up the plan. You can then send your order to the Transfer Agent in writing or by calling Columbia Funds at 800.345.6611. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

32

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value.

•

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply. For example, you may be able to exchange your Class Z shares of the Fund for Class A shares of another Columbia Fund if that other Fund does not offer Class Z shares.

•	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

•	You may only make exchanges into a Columbia Fund that is legally offered and sold in your state of residence.

•	You generally may only make an exchange into a Columbia Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

•	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. If a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short term or long term, depending on whether the fund holds the securities for one year or less.

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shares of the fund. As a shareholder you are entitled to your portion of a fund’s income from interest and dividends as well as from capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax. The Fund distributes any net realized capital gain at least once a year. Normally, the Fund will declare and pay distributions of net investment income on an annual basis. The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, you’ll normally receive any distribution that applies to those shares in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distributions, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying fund shares shortly before a mutual fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

Similarly, if you buy shares of a mutual fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the fund sells those securities and distributes the realized gain. This distribution is also subject to taxes. The Fund may have, or have the potential to build up, high levels of unrealized capital gain. If you buy shares of a mutual fund with capital loss carryforwards, the fund may have the ability to offset future capital gains realized by the fund with such carryforwards, although capital loss carryforwards expire after eight taxable years and may be subject to substantial limitations.

34

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and their federal tax status. In addition, you should be aware of the following:

•	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Distributions of the Fund’s ordinary income and net short term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long term capital gain, if any, generally are taxable to you as long term capital gain.

•

If you are an individual and you meet certain holding-period requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period requirements for the stock producing such dividends.

•	Until December 31, 2010, the highest maximum individual federal income tax rate on net long term capital gain and qualified dividend income is 15%.

•

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Fund that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund has built up, or has potential to build up, high levels of unrealized capital gain.

•

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. You may have capital gain to report as income, or capital loss to deduct, when you complete your federal income tax return.

•

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

•

The Fund is required by federal law to withhold tax on any distributions and sale proceeds paid to you (including amounts paid in securities and exchanges) if: you haven’t given us a correct taxpayer identification number (TIN) or haven’t certified that the TIN is correct and withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs us that you’re otherwise subject to backup withholding.

•

Because it is an international/global equity fund, if in a taxable year more than half of the Fund’s assets consist of foreign securities, and the Fund makes a special election, you will generally be required to treat your proportionate amount of foreign income taxes paid by the Fund as foreign income taxes paid directly by you; generally you will be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular federal tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

35

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Marsico International Opportunities Fund – Class Z Shares

	Period Ended February 28, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003	Year Ended March 31, 2002

Net Asset Value, Beginning of Period
Income from Investment Operations
Net Investment Income/(Loss) (a)
Net Realized and Unrealized Gain/(Loss) on Investments
Total Increase/(Decrease) in Net Asset Value from Investment Operations
Distributions
Dividends from Net Investment Income
Distributions from Net Realized Capital Gains
Total Dividends and Distributions
Net Asset Value, End of Period
Total Return (b)
Ratios/Supplemental Data
Net Assets, End of Period (in 000’s) (c)
Ratio of Total Expenses to Average Net Assets
Ratio of Net Investment Income/(Loss) to Average Net Assets
Portfolio Turnover Rate
Ratio of Operating Expenses to Average Net Assets without Waivers and/or Expense Reimbursements

(a)
(b)
(c)

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Marsico International Opportunities Fund – Class Z Shares

Maximum Sales Charge		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1
2
3
4
5
6
7
8
9
10

Total Gain After Fees and Expenses

Total Annual Fees and Expenses Paid

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

37

Columbia Marsico International Opportunities Fund

For More Information

You’ll find more information about Columbia Marsico International Opportunities Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this Prospectus (it’s incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this Prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.9090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Fund’s investment company registration number is 811-09645.

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

Class A, Class B, Class C, Class R and Class Z Shares

STATEMENT OF ADDITIONAL INFORMATION

July 1, 2007

Domestic Equity Funds

Columbia Convertible Securities Fund

Columbia Large Cap Value Fund

Columbia Marsico 21st Century Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Value Fund II

This SAI is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Funds’ prospectuses. It provides information about the share classes of the Domestic Equity Funds listed above, each of which are series of the Trust. The annual reports for the Funds, which include the Funds’ audited financial statements dated February 28, 2007, are hereby incorporated by reference into this SAI.

Copies of any Fund’s prospectus may be obtained without charge by writing Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiafunds.com.

1

2

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC and includes the Funds’ prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.columbiafunds.com, or by searching the SEC’s website at www.sec.gov. The “Company Name” that investors should search for on the SEC’s website is “Columbia Funds Series Trust.”

The SAI generally contains information about the Funds that the SEC has concluded is not required to be in the Funds’ prospectuses, but that investors may nevertheless find useful. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment advisor sub-advisor(s) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Fund’s brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, sale and pricing of Fund shares; and

•	the application of federal income tax laws.

If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
Administrator	CMA
Advisor	CMA, the Funds’ investment advisor, or a Fund’s Sub-Advisor, as the context may require
AMEX	American Stock Exchange
BA Advisors	Banc of America Advisors, LLC
BACAP	Banc of America Capital Management, LLC
BACAP Distributors B	BACAP Distributors, LLC
BAFT	Banc of America Funds Trust, a registered investment company in the Columbia Funds Family
BAI	Banc of America Investment Services, Inc.
Bank of America	Bank of America Corporation
BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.
BNY	The Bank of New York
Board	The Trust’s Board of Trustees
CFST	The Trust
CFTC	Commodity Futures Trading Commission
CFVIT I	Columbia Funds Variable Insurance Trust I, a registered investment company in the Columbia Funds Family
CMA	Columbia Management Advisors, LLC (formerly known as BACAP)
CMD.	Columbia Management Distributors, Inc. (formerly known as BACAP Distributors)
CMG.	Columbia Management Group, LLC, the primary investment division of Bank of America
CMIT	Columbia Funds Master Investment Trust, a registered investment company in the Columbia Funds Family
CMOs	Collateralized mortgage obligations

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Glossary

CMS	Columbia Management Services, Inc.
Code	Internal Revenue Code of 1986, as amended
Code(s) of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act
Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by CMA or its affiliates and principally underwritten by CMD
Companies	Two or more of BAFT, CFVIT I, CMIT or the Trust, as the context may require
Company	Any one of BAFT, CFVIT I, CMIT or the Trust, as the context may require
Convertible Securities Fund	Columbia Convertible Securities Fund
Custodian	State Street
Distributor	CMD
Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares
Domestic Equity Fund(s)	One or more of the domestic equity Funds in the Columbia Funds Family
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
Feeder Fund(s)	One or more of the series of CFST that invests all of its assets in a corresponding Master Portfolio that is a series of CMIT
Fitch	Fitch Investors Service, Inc.
FNMA	Federal National Mortgage Association
Fund	One of the open-end management investment companies (listed on the front cover of this SAI) that is a series of the Trust
Funds	Two or more of the open-end management investment companies (listed on the front cover of this SAI) that is a series of the Trust
GNMA	Government National Mortgage Association
Index Fund(s)	One or more of the index Funds in the Columbia Funds Family
International/Global Equity Fund(s)	One or more of the international/global equity Funds in the Columbia Funds Family
Investment Advisory Agreement	The investment advisory agreement between the Trust, on behalf of its Funds, and CMA
Investment Sub-Advisory Agreement(s)	The investment sub-advisory agreement(s) among the Trust on behalf of its Fund(s), CMA and a Sub-Advisor, as the context may require
IRS	United States Internal Revenue Service
Large Cap Value Fund	Columbia Large Cap Value Fund
LIBOR	London Interbank Offered Rate
Marsico 21st Century Fund	Columbia Marsico 21st Century Fund
Marsico	Marsico Capital Management, LLC, the Sub-Advisor to certain of the Funds
Master Portfolio(s) )	One or more of the open-end investment companies that is a series of CMIT
Mid Cap Value Fund	Columbia Mid Cap Value Fund
Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family that is not the subject of this SAI
Moody’s	Moody’s Investors Service, Inc.
NRSRO	Nationally recognized statistical ratings organization (such as Moody’s or S&P)
NYSE	New York Stock Exchange
PFPC	PFPC Inc.
Pricing and Bookkeeping Agreement	The pricing and bookkeeping agreement between the Trust, on behalf of its Funds, and CMA
Putnam	Putnam Investment Management, LLC
REIT Re	Real estate investment trust
S&P	Standard & Poor’s Corporation
SAI	This Statement of Additional Information

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Glossary

SEC	United States Securities and Exchange Commission
Selling Agent	Banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor
Servicing Agent	Banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor
Small Cap Value Fund II	Columbia Small Cap Value Fund II
SMBS	Stripped mortgage-backed securities
State Street	State Street Bank and Trust Company
Stephens	Stephens Inc.
Sub-Advisor(s)	One or more of the investment sub-advisors engaged by the Advisor on behalf of a Fund, as the context may require
Transfer Agent	CMS
Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of its Funds, and CMS
The Trust	Columbia Funds Series Trust (or CFST), the registered investment company in the Columbia Funds Family to which this SAI relates
Trustee(s)	One or more Trustees of the Trust

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ABOUT THE TRUST

The Trust is a registered investment company in the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in all major asset classes and has approximate total assets in excess of $312 billion as of [            ], 2007.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

Each Fund identified on the cover of this SAI is a series of the Trust and each has a fiscal year end of February 28th. Prior to August 2006, each Fund had a fiscal year end of March 31st.

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ABOUT THE FUNDS’ INVESTMENTS

Each of the Funds is an open-end management investment company and each of the Funds is diversified.

The investment objectives, principal investment strategies, and the principal investment risks associated with those strategies for each Fund, are discussed in each Fund’s prospectus.

See Capital Stock and Other Securities for a listing and description of the classes of shares that each Fund offers, including shareholder rights.

Certain Investment Activity Limits

The overall investment activities of CMA and its affiliates may limit the investment opportunities for a Fund in certain markets in which limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, a Fund’s activities also may be restricted because of regulatory restrictions applicable to CMA and its affiliates, and/or their internal policies.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for the Funds supplements the discussion in the prospectuses for the Funds. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding a qualitative investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset, except for borrowings and other instruments that may give rise to leverage which are monitored on an ongoing basis.

Fundamental Investment Policies

1.	Each Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

2.	Each Fund may not purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	Each Fund may not purchase or sell commodities, except that a Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4.	Each Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

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5.	Each Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6.	Each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

7.	Each Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Non-Fundamental Investment Policies

1.	Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Any Fund that is purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act or an exemptive order granting relief from Section 12(d)(1)(G) will not purchase shares of a registered open-end investment company in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2.	Each Fund may not invest or hold more than 15% (10% in the case of a Money Market Fund) of the Fund’s net assets in illiquid securities. For this purpose, illiquid securities include, among others: (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale; (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days; and (c) repurchase agreements not terminable within seven days.

3.	Each Fund may invest in futures or options contracts regulated by the CFTC for: (i) bona fide hedging purposes within the meaning of the rules of the CFTC; and (ii) for other purposes if, as a result, no more than 5% of a Fund’s net assets would be invested in initial margin and premiums (excluding amounts “in-the-money”) required to establish the contracts.

4.	Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund’s total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily.

5.	Each Fund may not make investments for the purpose of exercising control of management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

6.	Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (selling securities short “against the box”) or the Fund segregates assets in the amount at least equal to the underlying security or asset.

7.	To the extent a Fund is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to a Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

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Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by CMA may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2.	Pursuant to an exemptive order dated September 5, 2003, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Permissible Investments and Related Risks

Each Fund’s prospectus identifies and summarizes the individual types of securities in which the Fund invests as part of its principal investment strategies and the risks associated with such investments.

The table below identifies for each Fund the types of securities in which it is permitted to invest. If a type of security identified for a Fund is not described in the Fund’s prospectus, the Fund may invest no more than 10% of the Fund’s total assets in such security type. The Fund may invest in the types of securities described in its prospectus without regard to the 10% limitation.

Permissible Fund Investments

Investment Type	Convertible Securities Fund	Large Cap Value Fund	Marsico 21st Century Fund	Mid Cap Value Fund	Small Cap Value Fund II
Asset-Backed Securities	✓	✓	✓	✓	✓
Below Investment Grade Securities	✓	✓	✓	✓	✓
Common Stock	✓	✓		✓	✓
Convertible Securities	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓
Derivatives	✓	✓	✓	✓	✓
Dollar Roll Transactions	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓
Linked Securities and Structured Products	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓
Other Investment Companies	✓	✓	✓	✓	✓
Pass-Through Securities	✓	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓	✓
Private Placements / other Illiquid Securities	✓	✓	✓	✓	✓
REITs and Master Limited Partnerships	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓

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Permissible Fund Investments

Investment Type	Convertible Securities Fund	Large Cap Value Fund	Marsico 21st Century Fund	Mid Cap Value Fund	Small Cap Value Fund II
Stripped Securities	✓	✓	✓	✓	✓
Swap Contracts	✓	✓		✓	✓
Variable- and Floating-Rate Instruments	✓	✓	✓	✓	✓
Warrants	✓	✓	✓	✓	✓
When-Issued Purchases, Delayed Delivery and Forward Commitments	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓		✓	✓

Descriptions of the individual types of securities (including the risks and other considerations associated with them) in which the specified Funds may invest, are set forth below.

Asset-Backed Securities

Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or other parties or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables (CARs) and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted. See also About the Funds’ Investments – Permissible Investments and Related Risks – Mortgage-Backed Securities.

The risks of investing in asset-backed securities depend upon payment of the underlying loans by the individual borrowers (i.e., the backing asset). For example, the underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described under About the Funds’ Investments – Permissible Investments and Related Risks – Mortgage-Backed Securities for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities typically do not have the benefit of the same direct security interest in the underlying collateral as do mortgage-backed securities.

In addition, as a purchaser of an asset-backed security, a Fund generally will have no recourse against the entity that originated the loans in the event of default by a borrower. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

Below Investment Grade Securities

Low investment grade (e.g., BBB by S&P) and below investment grade securities, also known as “junk bonds,” (e.g., BB or lower by S&P) are more speculative in nature than securities with higher ratings, and tend to be more sensitive to

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credit risk, particularly during a downturn in the economy. These types of securities are issued by companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low investment grade, below investment grade and comparable unrated securities: (a) will likely have some quality and protective characteristics that, in the judgment of the NRSRO, are outweighed by large uncertainties or major risk exposures to adverse conditions; and (b) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. See also About the Funds’ Investments – Permissible Investments and Related Risks – Corporate Debt Securities.

A Fund may invest in low investment grade and below investment grade securities that are also convertible securities. See About the Funds’ Investments – Permissible Investments and Related Risks – Convertible Securities.

The yields on low investment grade, below investment grade and comparable unrated securities generally are higher than the yields available on investment grade securities. However, investments in low investment grade, below investment grade and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, with respect to these types of securities, a Fund may be more dependent on credit analysis than is the case for higher quality bonds.

The market values of certain low investment grade, below investment grade and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, issuers of low investment grade, below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default by such issuers is significantly greater because low investment grade, below investment grade and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low investment grade, below investment grade and comparable unrated securities may diminish a Fund’s ability to: (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Although the general market for low investment grade, below investment grade and comparable unrated securities is no longer new, the market for such securities has not yet weathered a major sustained economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could severely disrupt the market for such securities and adversely affect the value of such securities. Any such economic downturn also could severely and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

Because certain low investment grade and below investment grade securities also may be foreign securities, some of which may be considered debt securities from emerging markets countries, there are certain additional risks associated with such investments. See About the Funds’ Investments – Permissible Investments and Related Risks – Foreign Securities.

Common Stock

Common stock are units of equity ownership of a public company. Owners are typically entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. However, ownership of common stock does not entitle the owner to involvement in the day-to-day operations of the company. Common stock of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, like the NYSE, AMEX or the Nasdaq Stock Market. Domestic and foreign corporations may also choose to list their companies, and have their shares traded, on foreign exchanges, like the London Stock Exchange or Tokyo Stock Exchange.

Investments by a Fund in common stocks are subject to stock market risk, which is the risk that the value of the stocks that the Fund holds, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline.

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The value of individual stocks will rise and fall based on factors specific to each company, like changes in earnings or management.

With respect specifically to “common” stock, in the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and “preferred” stock take precedence over the claims of those who own common stock. On the other hand, common stock tends to have greater potential for appreciation.

Common stock investments also present the risk inherent in investing in a particular company. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Common stock of these companies may have a higher potential for gains but also carry more risk. For those Funds that invest primarily in these types of companies, these risks can have a more acute effect on the value of the Fund’s shares.

Common stock investments also present the risks inherent in investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector, which is to say that when market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the common stock of those companies in that industry sector tend to go up. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ common stock to drop. For those Funds that focus their investments in a particular industry, these industry-related risks can have a significant effect on the value of these Funds’ shares.

Convertible Securities

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted within a specified period of time (typically for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. They also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Convertible securities entitle the holder to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security generally is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a comparable nonconvertible fixed income security). The investment value is determined by, among other things, reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock in the sense that its market value will not be influenced greatly by fluctuations in the market price of the underlying security into which it can be converted. Instead, the convertible security’s price will tend to move in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is significantly above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying stock. In that case, the convertible security’s price may be as volatile as that of the common stock. Because both interest rate and market movements can influence its value, a convertible security is not generally as sensitive to interest rates as a similar fixed income security, nor is it generally as sensitive to changes in share price as its underlying stock.

A Fund may invest in convertible securities that are below investment grade (e.g., rated B or below by S&P). See also the sub-sections entitled Below Investment Grade Securities and Warrants and Rights within About the Funds’ Investments – Permissible Investments and Related Risks.

A Fund’s investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid—that is, a Fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the Fund. A Fund’s investments in convertible securities

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may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. For issues where the conversion of the security is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities are often rated below investment grade or are not rated, and therefore may be considered speculative investments. Companies that issue convertible securities are usually small to medium size, and accordingly carry the capitalization risks described in About the Funds’ Investments – Permissible Investments and Related Risks – Common Stock. In addition, the credit rating of a company’s convertible securities is generally lower than that of its conventional debt securities. Convertible securities are normally considered “junior” securities—that is, the company usually must pay interest on its conventional corporate debt before it can make payments on its convertible securities. Some convertible securities are particularly sensitive to interest rate changes when their predetermined conversion price is much higher than the issuing company’s common stock.

See also About the Funds’ Investments – Permissible Investments and Related Risks – Common Stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities usually issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

See also the sub-sections entitled Foreign Securities, Variable- and Floating-Rate Instruments and Money Market Instruments within About the Funds’ Investments – Permissible Investments and Related Risks.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it’s due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while making payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

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Derivatives

Derivatives are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity like gold), or a market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants and swap contracts. For more information about each type of derivative see the sections in this SAI that describe such securities.

A Fund may use derivatives for a variety of reasons, including: to enhance its return, to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); to protect its unrealized gains reflected in the value of its portfolios securities; to facilitate the sale of such securities for investment purposes; and/or to manage the effective maturity or duration of its portfolio.

A Fund may use any or all of these investment techniques and may purchase different types of derivative securities at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as the use of derivatives is a function of numerous variables including market conditions.

See also the sub-sections entitled Linked Securities and Structured Products, Stripped Securities, Warrants and Rights, and Swap Contracts within About the Funds’ Investments – Permissible Investments and Related Risks.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. Also, the Fund’s use of derivatives to leverage risk may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

The most common, traditional types of derivatives are futures and option contracts, which a Fund may utilize for a variety of reasons including for hedging purposes: risk reduction: securities exposure: to enhance return; to enhance liquidity; to reduce transaction costs; or for other reasons.

Futures and options investing are highly specialized activities that entail greater than ordinary investment risks. For example, futures and options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in a future or an option may be subject to greater fluctuation than an investment in the underlying instruments themselves.

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With regard to futures, the risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

With regard to options, an option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument, as described below, until the option expires or the optioned instrument is delivered upon exercise. The writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, the Fund will realize a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If a call option written by a Fund is exercised, the proceeds of the sale of the underlying instrument will be increased by the net premium received when the option was written and the Fund will realize a gain or loss on the sale of the underlying instrument. If a put option written by a Fund is exercised, the Fund’s basis in the underlying instrument will be reduced by the net premium received when the option was written.

With regard to both futures and options contracts, positions may be closed out only on an exchange which provides a secondary market for such contracts. However, there can be no assurance that a liquid secondary market will exist for any particular contract at any specific time. Thus, it may not be possible to close a position. In the case of a futures contract, for example, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

In addition, there is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

The successful use of futures and options on stock indices by a Fund will be subject to the ability of the Advisor or the Sub-Advisor(s) to correctly predict movements in the directions of the stock market. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund therefore bears the risk that future market trends will be incorrectly predicted. In addition, a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, each Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices.

Each Fund will comply with SEC guidelines regarding coverage for these instruments and, if the guidelines so require, maintain cash or liquid securities with its Custodian in the prescribed amount.

Futures: Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security (including a single stock) or index at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures

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exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC, a U.S. Government agency. Although many fixed income futures contracts call for actual delivery or acceptance of the underlying securities at a specified date (stock index futures contracts do not permit delivery of securities), the contracts are normally closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian in order to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. Each Fund expects to earn interest income on its margin deposits.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities currently owned or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities. Regulations of the CFTC applicable to the Funds require that all of their futures transactions constitute bona fide hedging transactions except to the extent that the aggregate and initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the respective Fund’s portfolio.

A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates.

Options: A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

A primary difference between stock options and index options becomes evident when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange, the NYSE, the AMEX, the Pacific Stock Exchange and the Philadelphia Stock Exchange. A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same

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underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

Options on Futures: A Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Dollar Roll Transactions

Under a mortgage “dollar roll,” a Fund sells mortgage-backed securities for delivery in a given month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the “roll” period, a Fund forgoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (the drop) as well as by the interest earned on the cash proceeds of the initial sale. See also About the Funds’ Investments – Permissible Investments and Related Risks – Mortgage-Backed Securities.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under an agreement may decline below the repurchase price. Also, these transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Foreign Securities

Foreign securities include debt, equity or derivative securities determined by an issuer’s domicile, its principal place of business, the source of its revenue or other factors.

Foreign securities may pose risks greater than those typically associated with an equity, debt or derivative security due to: (1) the sometimes extreme volatility of foreign markets; (2) fluctuations in currency exchange rates, which can impact the value of foreign securities denominated in foreign currencies and U.S. dollars; (3) the fact that foreign securities may be less liquid than domestic securities; (4) generally higher brokerage commissions, custodial and other fees; (5) the possibility of limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments; and (6) potentially confiscatory withholding taxes. Other risks include delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls, and that foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

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Certain of the risks associated with investments in foreign securities are heightened with respect to investments in emerging markets countries. Political and economic structures in many emerging market countries, such as those in Eastern Europe, the Middle East, Latin America, Asia and Africa, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Their securities markets may be less developed and more thinly traded and their economies less mature. As such, emerging market securities can be more volatile than securities in more developed markets. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

As noted, foreign securities also involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may purchase or sell forward foreign currency exchange contracts in order to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Fund may also purchase and sell foreign currency futures contracts and related options. See the discussion of futures and options in About the Funds’ Investments – Permissible Investments and Related Risks – Derivatives.

A Fund also may purchase American Depository Receipts (ADRs), Global Depository Receipts (GDRs) and European Depositary Receipts (EDRs) (collectively Depositary Receipts). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in Depositary Receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Forward foreign currency exchange contracts: Forward foreign currency exchange contracts establish an exchange rate at a future date. A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of the security (a “transaction hedge”). In addition, when a foreign currency suffers a substantial decline against the U.S. dollar, a Fund may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. When it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a “position hedge”).

A Fund may, however, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the securities are denominated (a “cross-hedge”).

Foreign currency hedging transactions are attempts to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized should the value of the hedged currency increase.

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Linked Securities and Structured Products

Linked securities, such as index-linked, equity-linked, credit-linked, commodity-linked and currency-linked securities, are types of derivative securities. See generally About the Funds’ Investments – Permissible Investments and Related Risks – Derivatives.

Index-linked, equity-linked, credit-linked and commodity-linked securities can be either equity or debt securities that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments depend on the performance of an underlying stock, index, or a weighted index of commodity futures such as crude oil, gasoline and natural gas. With respect to equity-linked securities, at maturity, the principal amount of the debt is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments that have a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

One common type of linked security is a “structured” product. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Another common type of index-linked security is a S&P Depositary Receipt, or SPDR, which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index.

SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, the Fund would continue to pay its own management and advisory fees and other expenses, as a result of which the Fund and its shareholders in effect would be absorbing duplicate levels of fees with respect to investments in such unit investment trusts.

Like all derivatives, a Fund’s investments in “linked” securities can lead to large losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of the Fund to utilize linked-securities successfully will depend on its ability to correctly predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging markets countries, there are certain additional risks associated with such investments. See About the Funds’ Investments – Permissible Investments and Related Risks – Foreign Securities.

With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also About the Funds’ Investments – Permissible Investments and Related Risks – Private Placement Securities and Other Restricted Securities.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the

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liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (1) bank obligations; (2) funding agreements; (3) repurchase agreements; (4) U.S. Government obligations; and (5) certain corporate debt securities, such as commercial paper, corporate bonds and extendible commercial notes; (6) asset-backed securities; and (7) municipal securities. Such instruments also may be structured to be, what would not otherwise be, a money market instrument by modifying the maturity of a security or interest rate adjustment feature to come within permissible limits.

Money market mutual funds (i.e., funds that comply with Rule 2a-7 of the 1940 Act) are permitted to purchase most money market instruments, subject to certain credit quality, maturity and other restrictions.

See also the sub-sections entitled Corporate Debt Securities, Repurchase Agreements, and Asset-Backed Securities, and U.S. Government Obligations within About the Funds’ Investments – Permissible Investments and Related Risks.

Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans. See About the Funds’ Investments – Permissible Investments and Related Risks – Pass-Through Securities.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (Ginnie Mae or GNMA), Federal National Mortgage Association (Fannie Mae or FNMA) or Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. Its objective is to increase the affordability of home mortgage funds for low- and middle-income home buyers. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the federal government. For example, the pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The corporation’s stock is owned by savings institutions across the U.S. and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of interest and ultimately collection of principal only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

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Collateralized mortgage obligations (CMOs) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively referred to hereinafter as Mortgage Assets). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets. All references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities (SMBS) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including, among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

Other Investment Companies

In seeking to attain their investment objectives, certain Funds may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, its rules and regulations and any exemptive orders obtained by the Funds from the SEC. See also About the Funds’ Investments – Exemptive Orders.

The 1940 Act generally requires that each Fund limit its investments in another investment company or series thereof so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (c) not more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by the Fund or by the company as a whole.

A Fund may purchase shares of exchange-traded funds (ETFs), which are a type of investment company. A Fund may purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts – to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. A Fund may also purchase ETF shares for other purposes, including improving its ability to track its underlying index.

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Each Fund also may purchase shares of the Money Market Funds pursuant to the 1940 Act and the regulations thereunder. These investments are generally on a short-term basis. CMA and its affiliates are entitled to receive fees from the Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds for services provided directly. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information about the Funds’ investments in the Money Market Funds and other Columbia Funds.

A Fund may derive certain advantages from being able to invest in shares of other investment companies; for example, this ability may allow the Fund to gain exposure to a type of security. It also may facilitate a Fund being fully invested. However, there may be certain disadvantages; for example, it may cost more in terms of fees. That is to say, a shareholder may be charged fees not only on the Fund shares held directly, but also on the mutual fund shares that the Fund purchases. Whether any anticipated return from such an investment will outweigh the costs of purchasing such mutual fund shares when deciding to invest will be considered by the Funds.

Feeder Funds and Master Portfolios: The 1940 Act also permits, under certain conditions, a Fund to invest all of its assets in another mutual fund in what is called a master/feeder structure. If a Fund entered into this structure and became a Feeder Fund, it would invest all of its assets in a corresponding Master Portfolio with the same investment objective, principal investment strategies and risks. Each of the Master Portfolios in the Columbia Funds Family is a separate series of CMIT. Other entities (e.g., other investment companies, commingled trust funds, institutional and certain individual investors), along with the Master Portfolios, may invest in the Master Portfolios from time to time. Accordingly, there may also be other investment companies, as well as other investment vehicles, besides the Feeder Funds, through which you can invest in a Master Portfolio, which may have higher or lower fees and expenses than a Feeder Fund, and may therefore have different performance results than a Feeder Fund.

The primary advantages of the master/feeder structure are potential economies of scale—that is to say, the larger asset size of a Master Portfolio may allow it to purchase securities and engage in brokerage transactions on more favorable terms than might otherwise be available to a Feeder Fund alone, as well as to, over time, enjoy other benefits associated with achieving economies of scale.

However, there are certain considerations and risks that are inherent in the master/feeder structure. For example, each Feeder Fund is potentially liable for certain legal obligations of the Master Portfolio in which it invests. The risk of the Feeder Fund’s incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and a Master Portfolio itself is unable to meet its obligations. Accordingly, the Board believes that neither a Feeder Fund nor its shareholders should be adversely affected by reason of the Feeder Fund’s investing in a Master Portfolio. As with any mutual fund, other investors in the Master Portfolios could control the results of voting at the Master Portfolio level in certain instances (e.g., a change in fundamental policies by the Master Portfolio which was not approved by the Fund’s shareholders). This could lead a Feeder Fund to decide to withdraw its investment in the Master Portfolio. A Feeder Fund also may withdraw its investment in a Master Portfolio at any time if the Board determines that it is in the best interest of the Feeder Fund to do so. Upon such withdrawal, the Board would consider what action might be taken, including the investment of all of the assets of the Feeder Fund in another pooled investment entity having the same (or similar) investment objective, principal investment strategies and risks as the Feeder Fund or the hiring of an investment advisor to manage the Feeder Fund’s assets in accordance with its investment objective and principal investment strategies. Further, the withdrawal of other entities that may from time to time invest in the Master Portfolios could have an adverse effect on the performance of such Master Portfolios and their corresponding Feeder Fund, such as decreased economies of scale, and increased per share operating expenses.

When a Feeder Fund is required to vote as an interest holder of the Master Portfolio, current regulations provide that in those circumstances the Feeder Fund may either pass-through the vote to its shareholders or the Feeder Fund may vote its shares in the Master Portfolio in the same proportion of all other security holders in the Master Portfolio.

An investment in an ETF generally presents the same primary risks as an investment in an open-end investment company that is not exchange traded that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities held by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to an open-end investment company that is not exchange-traded: (i) the market price of the ETF’s shares may trade at a discount to their net asset value; (ii) an active

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trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Pass-Through Securities (Participation Interests and Company Receipts)

A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund may purchase modified pass-through GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates and guaranteed mortgage certificates. Participation certificates resemble GNMA Certificates in that the participation certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely payments of interest on the participation certificates and the full return of principal. Guaranteed mortgage certificates also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

FNMA issues guaranteed mortgage pass-through certificates. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by the FNMA as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

Except for guaranteed mortgage certificates, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securities holders, such as the Funds, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. Estimated prepayment rates will be a factor considered in calculating the average weighted maturity of a Fund which owns these securities. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

Preferred Stock

Preferred stock are units of ownership of a public corporation that pay dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. A passed dividend on noncumulative preferred stock is generally gone forever. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of common shares and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond.

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Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined every seven weeks in a dutch auction process by corporate bidders. Shares are typically bought and sold at face values ranging from $100,000 to $500,000 per share. Auction preferred stock is sometimes known by the proprietary name given by the relevant broker, e.g., Merrill Lynch’s AMPS (auction market preferred stock), Salomon Smith Barney’s DARTS or First Boston’s STARS. The potential benefits of APS include:

•	Reduced interest rate risk: Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.

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Preservation of principal: The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently, the share price is not expected to fluctuate from par, however, the reset rate will reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.

•	Credit quality: Most corporate APS carry an investment grade credit rating from both Moody’s and S&P, municipal APS typically carry the highest credit rating from both Moody’s and S&P (Aaa/AAA).

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

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Failed auction: Such a breakdown of the auction process is unlikely; however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectus and is typically influenced by the issuer’s credit rating. In a failed auction, current shareholders are generally unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that ‘unfail’ the process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: Although unlikely, the preferred shares are redeemable at any time, at the issuer’s option, at par plus accrued dividends.

See also the sub-sections entitled Common Stock and Convertible Securities within About the Funds’ Investments – Permissible Investments and Related Risks.

Private Placement Securities and Other Restricted Securities

Although many securities are offered publicly, some are offered privately only to certain qualified investors. Private placements may often offer attractive opportunities for investment not otherwise available on the open market. However, the securities so purchased are often “restricted,” i.e., they cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

Generally speaking, private placements may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Private placements may be considered illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that has been determined to be liquid under procedures approved by the Board). Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions.

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Private placements are generally subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value due to the absence of a trading market.

Unlike public offerings, restricted securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

REITs and Master Limited Partnerships

A real estate investment trust, or REIT, is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls or loans on such properties. An equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A mortgage REIT specializes in lending money to owners of properties, and passes any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies are sometimes organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects.

Generally, a master limited partnership is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in a master limited partnership) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.

REITs may be affected by changes in the value of the underlying property owned or financed by the REIT; mortgage REITs also may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for preferential treatment under the Code.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Mortgage REITs are subject to the risk that mortgagors may not meet their payment obligations. Each investment also has its unique interest rate and payment priority characteristics. In addition, REITs are subject to unique tax requirements which, if not met, could adversely affect dividend payments. Also, in the event of a default of an underlying borrower or lessee, a REIT could experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

The risks of investing in a master limited partnership are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a master limited partnership than investors in a corporation. Additional risks involved with investing in a master limited partnership are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Repurchase Agreements

A repurchase agreement is a money market instrument that is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). Repurchase agreements may be viewed, in effect, as loans made by a Fund which are collateralized by the securities subject to repurchase. Typically, a Fund will enter into repurchase agreements only with commercial banks, registered broker/dealers and the Fixed Income

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Clearinghouse Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest. See About the Funds’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

Repurchase Agreements are generally subject to counterparty risk, which is the risk that the counterparty to the agreement could default on the agreement. If a seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, if the seller becomes involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller or its assigns.

Pursuant to an exemptive order issued by the SEC, the Funds may “combine” uninvested cash balances into a joint account, which may be invested in one or more repurchase agreements.

Reverse Repurchase Agreements

A reverse repurchase agreement is a contract under which a Fund sells a security for cash for a relatively short period (usually not more than one week) subject to the obligation of the Fund to repurchase such security at a fixed time and price (representing the seller’s cost plus interest). Reverse repurchase agreements may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Stripped Securities

Stripped securities are derivatives in which an instrument’s coupon (or interest ) is separated from its corpus (or principal) and then are re-sold separately, usually as zero-coupon bonds. See generally About the Funds’ Investments – Permissible Investments and Related Risks – Derivatives. Because stripped securities are typically products of brokerage houses and the U.S. Government, there are many different types and variations. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through the Federal Book-Entry System. Stripped mortgage-backed securities, or SMBS, can also issued by the U.S. Government or an agency. TIGERS are Treasury securities stripped by brokers. See also About the Funds’ Investments – Permissible Investments and Related Risks – Zero-Coupon Securities.

The Advisor will only purchase stripped securities for Money Market Funds where the securities have a remaining maturity of 397 days or less; therefore, the Money Market Funds may only purchase the interest component parts of U.S. Treasury securities.

If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recovered. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust’s Board if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund’s per share net asset value.

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Swap Contracts

Swap agreements are derivative instruments. See generally About the Funds’ Investments – Permissible Investments and Related Risks – Derivatives. They can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names, including interest rate, index, credit, equity, credit default and currency exchange rate swap agreements. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if the Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Fund’s exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options.

Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap contracts will be successful in furthering its investment objective will depend on the Advisor’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

The Advisor does not believe that a Fund’s obligations under swap contracts are senior securities and, accordingly, a Fund will not treat them as being subject to its borrowing restrictions.

U.S. Government Obligations

U.S. Government obligations include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and FNMA.

Because of their relative liquidity and high credit quality, U.S. Government obligations are often purchased by the Money Market Funds and can in some instances comprise almost all of their portfolios.

In the case of those U.S. Government obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment.

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Variable- and Floating-Rate Instruments

These types of securities have variable- or floating-rates of interest and, under certain limited circumstances, may have varying principal amounts. Unlike a fixed interest rate, a variable or floating interest rate is one that rises and falls based on the movement of an underlying index of interest rates. For example, many credit cards charge variable interest rates, based on a specific spread over the prime rate. Most home equity loans charge variable rates tied to the prime rate.

Variable- and floating-rate instruments pay interest at rates that are adjusted periodically according to a specified formula; for example, some adjust daily and some adjust every six months. The variable- or floating-rate tends to decrease the security’s price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

In order to most effectively use these investments, the Advisor must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the Advisor incorrectly forecasts such movements, a Fund could be adversely affected by the use of variable- or floating-rate obligations.

Warrants and Rights

A warrant is a type of security, usually issued together with a bond or preferred stock, that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common stock, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. A warrant is usually issued as a sweetener in order to enhance the marketability of the accompanying fixed income securities. Warrants are freely transferable and are traded on major exchanges. The prices of warrants do not necessarily correlate with the prices of the underlying securities and are, therefore, generally considered speculative investments.

The purchase of warrants involves the risk that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration, if any. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the level of the underlying security.

When-Issued Purchases, Delayed Delivery and Forward Commitments

A Fund may agree to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities. These types of securities are those for which the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that the buyer enters into the commitment.

A Fund will make commitments to purchase securities on a when-issued or delayed delivery basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of a Fund starting on the date that the Fund agrees to purchase the securities. The Fund does not earn dividends on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment remains in effect.

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Investment in securities on a when-issued or delayed delivery basis may increase the Fund’s exposure to market fluctuation and may increase the possibility that the Fund’s shareholders will suffer adverse federal income tax consequences if the Fund must engage in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous.

In delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but a Fund would not pay for such securities or start earning interest on them until they are delivered. However, when a Fund purchases securities on such a delayed delivery basis, it immediately assumes the risk of ownership, including the risk of price fluctuation. Failure by a counterparty to deliver a security purchased on a delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending upon market conditions, a Fund’s delayed delivery purchase commitments could cause its net asset value to be more volatile, because such securities may increase the amount by which the Fund’s total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceed its net assets.

Zero-Coupon, Pay-In-Kind and Step-Coupon Securities

A zero-coupon security is one that makes no periodic interest payments but instead is sold at a deep discount from its face value. There are many different kinds of zero-coupon securities. The most commonly known is the zero-coupon bond, which either may be issued at a deep discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons off a bond and sells the bond of the note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and the zero-coupon issue is marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGER (Treasury Investor Growth Receipt) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds are also issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages also exist; they work on the same principle as zero-coupon bonds—the CD holder or mortgage holder receives face value at maturity, and no payments until then. See About the Funds’ Investments – Permissible Investments and Related Risks – Stripped Securities.

Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

In general, owners of zero-coupon, step-coupon and pay-in-kind bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of these bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer, and are not required to act in concert with other holders of such bonds.

Generally, the market prices of zero-coupon, step-coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are the most volatile of all fixed income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying out interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than full-coupon bonds, because the bonds have locked in a particular rate of reinvestment that becomes more attractive the further rates fall. The greater the number of years that a zero-coupon security has until maturity, the less an investor has to pay for it, and the more leverage is at work for the investor. For example, a bond maturing in 5 years may double in value, but one maturing in 25 years may increase in value 10 times, depending on the interest rate of the bond.

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Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments – Fundamental and Non-Fundamental Investment Policies.

The Funds participate in committed and uncommitted lines of credit provided by State Street (the Lines of Credit). Any advance under the Lines of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Information about specific borrowings, if any, by any particular Fund under the Uncommitted Line over the last fiscal year, if any, can be found in its Annual Report to Shareholders for the year ended February 28, 2007.

As noted above, pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

A Fund also may borrow money utilizing a reverse repurchase agreement transaction. See About the Funds’ Investments – Permissible Investments and Related Risks – Reverse Repurchase Agreements.

Under the uncommitted line of credit, as opposed to the committed line of credit, State Street is not obligated to lend money to a Fund. Accordingly, it is possible that a Fund may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

Short Sales

Each Fund may engage in short sales, which is the sale of a security or commodity futures contract not owned by the seller. The technique is used in order to take advantage of an anticipated decline in the price or to protect a profit in a long-term position. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

A Fund will sometimes sell securities short when the Fund owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.”

A Fund’s successful use of short sales will be subject to the ability of the Advisor to correctly predict movements in the directions of the relevant market. A Fund that engages in short selling therefore bears the risk that the Advisor will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, the Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that the Fund will not incur significant losses in such a case.

Short sales “against the box” entail many of the same risks and considerations described above. However, when a Fund sells short “against the box” it typically limits the amount of securities that the Fund has leveraged.

Lending Securities

For various reasons, including to enhance a Fund’s return, a Fund may lend its portfolio securities to broker/dealers and other institutional investors. Loans are typically made pursuant to agreements that require the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Such loans may not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the

30

Fund’s total assets. A Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the collateral. However, a Fund will normally pay lending fees to such broker/dealers and related expenses from the interest earned on invested collateral. The Money Market Funds do not engage in securities lending.

Securities lending transactions are generally subject to counterparty risk, which is the risk that the counterparty to the transaction could default. In other words, the risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, loans are made only to borrowers deemed to be of good standing and when, in the Advisor’s judgment, the income to be earned from the loan justifies the attendant risks.

Temporary Defensive Positions

Each Fund may temporarily invest in money market instruments or hold cash while it is investing defensively. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective.

See also About the Funds’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

For each Fund’s portfolio turnover rate, see the Financial Highlights section in the prospectus for that Fund.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings by the Funds, CMA and their affiliates. These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interest of Fund shareholders and to address conflicts between the interests of a Fund’s shareholders, on the one hand, and those of CMA, CMD or any affiliated person of a Fund, on the other. These policies and procedures provide that Fund portfolio holdings information generally may not be disclosed to any party prior to: (1) the business day next following the posting of such information on the Funds’ website, if applicable, or (2) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board will be updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit CMA and the Funds’ other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of funds and include variations tailored to the different categories of funds. Under this tailored approach, some of the provisions described here do not apply to Funds covered by this SAI. CMA has also adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Funds’ portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Funds’ website. This information is available on the Funds’ website as described below.

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•	For equity, convertible, balanced and asset allocation Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•	For fixed income Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•	For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

The Funds also disclose their largest holdings, as a percent of the Funds’ portfolios, as of month-end on their website generally within 15 days after such month-end; with the equity Funds posting their largest 10-15 holdings, the balanced Funds posting their largest 5 equity holdings, and certain fixed income Funds posting their top 5-15 holdings.

The scope of the information provided pursuant to the Funds’ policies relating to each Fund’s portfolio that is made available on the website may change from time to time without prior notice.

The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Fund’s fiscal year). Shareholders may obtain the Funds’ Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, the Funds’ Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

With respect to the variable insurance trusts, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

The Funds, CMA and their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Funds’ website or no earlier than the time the Funds file such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Funds’ policies and procedures provide that no disclosures of the Funds’ portfolio holdings may be made prior to the holdings information being made public unless (1) the Funds have a legitimate business purpose for making such disclosure, (2) the Funds’ chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, are considered: (1) that any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of CMA; (2) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of CMA, CMD or any affiliated person of a Fund, on the other; and (3) that prior disclosure to a third party, although subject to a confidentiality agreement, would not make lawful conduct that is otherwise unlawful.

In addition, the Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to CMA and its affiliates, these service providers include the Funds’ sub-advisors, the Funds’ independent registered public accounting firm, legal counsel, financial printers, the Funds’ proxy solicitor, the Funds’ proxy voting service provider, and rating agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds may also disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Funds currently have ongoing arrangements with certain approved recipients to disclose portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is

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current as of the time of its disclosure and is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Funds’ chief executive officer. These special arrangements are shown in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Electra Information Systems	None	Use of holdings information for trade reconciliation purposes.	Daily
Standard & Poor’s	None	Vendor uses to maintain ratings for certain Money Market Funds.	Weekly
InvestorTools, Inc.	None	Access to holdings granted solely for the purpose of testing back office conversion of trading systems.	Real time
ING Insurance Company	None	Access to holdings granted for specific Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly
Glass-Lewis	None	Glass-Lewis receives holdings information in connection with testing the firm’s proxy services.	Daily
CMS Bondedge	None	CMS Bondedge is the vendor for an application used by CMA’s Fixed Income Portfolio Management team as an analytical and trading tool. CMS Bondedge may receive holdings information to assist in resolving technical difficulties with the application.	Ad-hoc
Linedata Services, Inc.	None	Linedata is the software vendor for the LongView Trade Order Management System. Linedata may receive holdings information to assist in resolving technical difficulties with the application.	Ad-hoc
JP Morgan	None	JP Morgan provides the High Yield team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly
Malaspina Communications	None	Vendor uses to facilitate writing, publishing, and mailing Fund shareholder reports and communications including shareholder letter and management’s discussion of Fund performance.	Quarterly
Data Communique	None	Vendor uses to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.	Quarterly
Evare LLP	None	Evare obtains account information for purposes of standardizing and reformatting data according to CMA’s specifications for use in the reconciliation process.	Daily

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Factset Data Systems, Inc.	None	FactSet provides quantitative analytics, charting and fundamental data to CMA. FactSet requires holdings information to provide the analytics.	Daily
RR Donnelly/WE Andrews	None	Printers for the Funds’ prospectuses, supplements, SAIs, fact sheets, brochures.	Monthly
Merrill and Bowne	None	Printers for the Funds’ prospectuses, supplements, and SAIs.	Monthly
Merrill Corporation	None	Provides fulfillment of the Funds’ prospectuses, supplements, SAIs, and sales materials.	Monthly
Citigroup	None	Citigroup is the software vendor for Yield Book, an analytic software program. CMA uses Yield Book to perform ongoing risk analysis and management of certain fixed income Funds and fixed income separately managed accounts.	Daily
Mellon Analytical Solutions	None	Provides portfolio characteristics to assist in performance reviews and reporting.	Monthly

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INVESTMENT ADVISORY AND OTHER SERVICES

Advisor and Investment Advisory Services

CMA (formerly known as Banc of America Capital Management, LLC or BACAP) is the investment advisor to the Funds. CMA is a wholly owned subsidiary of CMG, which in turn is a wholly owned subsidiary of Bank of America, a financial services holding company organized as a Delaware corporation. The principal offices of CMA are located at 100 Federal Street, Boston MA 02110.

Services Provided

Pursuant to the terms of the Trust’s Investment Advisory Agreement, CMA, as investment advisor to the Funds, is responsible for the overall management and supervision of the investment management of each Fund and individually selects and manages the investments of the Funds for which no sub-advisor is employed. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

The Investment Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Advisory Agreement became effective with respect to each Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The respective Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by CMA on 60 days’ written notice.

Advisory Fee Rates and Fees Paid

The Funds pay CMA an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Fund – Primary Service Providers in each Fund’s prospectus. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. For those Funds that have investment sub-advisors, CMA, in turn, from these fees it receives, pays investment sub-advisors for the services they provide to each Fund based on the percentage of the average daily net assets of each Fund, as set forth in the Investment Sub-Advisory Agreement(s).

CMA also may pay amounts from its own assets to CMD or to selling or servicing agents for services they provide.

CMA received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to CMA, the advisory fees waived and expense reimbursements, where applicable, for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007).

Advisory Fees Paid for the Fiscal Period Ended February 28, 2007

Fund	Amount Paid	Amount Waived	Reimbursed by Advisor
Convertible Securities Fund	$	$	$
Large Cap Value Fund	$	$	$
Marsico 21st Century Fund	$	$	$
Mid Cap Value Fund	$	$	$
Small Cap Value Fund II	$	$	$

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CMA received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to CMA, the advisory fees waived and expense reimbursements, where applicable, for the fiscal year ended March 31, 2006.

Advisory Fees Paid for the Fiscal Year Ended March 31, 2006

Fund	Amount Paid	Amount Waived	Reimbursed by Advisor	Other Reimbursements (a)
Convertible Securities Fund	$	$	$	$
Large Cap Value Fund	$	$	$	$
Marsico 21st Century Fund	$	$	$	$
Mid Cap Value Fund	$	$	$	$
Small Cap Value Fund II	$	$	$	$

(a)	These fees were reimbursed by CMA in connection with a commitment by Bank of America to return certain fees to any Fund that was the subject of a market timing agreement, irrespective or not as to whether or not there was an independent determination of any negative impact to any Fund shareholders.

CMA received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to CMA, the advisory fees waived and expense reimbursements, where applicable, for the fiscal year ended March 31, 2005.

Advisory Fees Paid for the Fiscal Year Ended March 31, 2005

Fund	Amount Paid	Amount Waived	Reimbursed by Advisor	Other Reimbursements (a)
Convertible Securities Fund	$	$	$	$
Large Cap Value Fund	$	$	$	$
Marsico 21st Century Fund	$	$	$	$
Mid Cap Value Fund	$	$	$	$
Small Cap Value Fund II	$	$	$	$

(a)

These fees were reimbursed by CMA in connection with a commitment by Bank of America to return certain fees to any Fund that was the subject of a market timing agreement, irrespective or not as to whether or not there was an independent determination of any negative impact to any Fund shareholders.

Portfolio Manager(s)

The following provides additional information about the CMA portfolio manager(s) responsible for making the day-to-day investment decisions for the Funds, as identified in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus.

Compensation

As of the Funds’ most recent fiscal year end, the CMA portfolio managers received all of their compensation from the Advisor and its parent company, CMG, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A CMA portfolio manager’s bonus is variable and is generally based on (1) an evaluation of the manager’s investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one-, three- and five year performance of mutual funds and other accounts under the portfolio manager’s oversight relative to the benchmarks and peer groups noted below, emphasizing the manager’s three- and five-year performance. The Advisor may also consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For CMA portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

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Performance Benchmarks
Portfolio Manager	Primary Benchmark(s)	Secondary Benchmark	Morningstar Category (Peer Group)
Richard E. Dahlberg	Merrill Lynch All Convertibles All Qualities	N/A	Convertibles
Lori J. Ensinger	Russell 1000 Value TR Russell MidCap Value Total Return	N/A	Large Value Mid Value
Jarl Ginsberg	Russell 2000 Value TR	N/A	Small Value
David I. Hoffman	Russell 1000 Value TR Russell MidCap Value Total Return NAREIT	N/A	Large Value Mid Value Specialty-Real Estate
Yan Jin	Merrill Lynch All Convertibles All Qualities	N/A	Convertibles
Craig Leopold	S & P 500 TR – N	N/A	Large Blend
George Maris	S & P 500 TR – N	N/A	Large Blend
Edward Y. Paik	Merrill Lynch All Convertibles All Qualities	N/A	Convertibles
Noah J. Petrucci	Russell 1000 Value TR Russell Mid Cap Value Total Return	N/A	Large Value Mid Value
Diane L. Sobin	Russell 1000Value TR Russell Mid Cap Value Total Return	N/A	Large Value Mid Value
Christian K. Stadlinger	Russell 2000 Value TR	N/A	Small Value
Yanfang (Emma) Yan	Merrill Lynch All Convertibles All Qualities	N/A	Convertibles

The size of the overall bonus pool each year is determined by CMG and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor’s profitability for the year, which is influenced by assets under management.

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Funds’ CMA portfolio manager(s) managed, as of February 28, 2007.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open -end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Richard E. Dahlberg
Lori J. Ensinger (a)
Lori J. Ensinger (b)
Jarl Ginsberg
David I. Hoffman (c)
David I. Hoffman (d)
Yan Jin
Craig Leopold

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Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
George P. Maris
Edward Y. Paik
Noah J. Petrucci (e)
Noah J. Petrucci (f)
Diane L. Sobin (g)
Diane L. Sobin (h)
Christian K. Stadlinger
Yanfang (Emma) Yan

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Value Fund.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Value Fund.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Value Fund.
(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Value Fund.
(e)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Value Fund.
(f)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Value Fund.
(g)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Value Fund.
(h)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Value Fund.

The following table shows the number and assets of other investment accounts (or portions of investment accounts) for which the Funds’ CMA portfolio manager(s) compensation is based on performance, as of February 28, 2007.

Other Accounts Managed by the Portfolio Manager(s) for which Compensation is Based on Performance

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Richard E. Dahlberg
Lori J. Ensinger (a)
Lori J. Ensinger (b)
Jarl Ginsberg
David I. Hoffman (c)
David I. Hoffman (d)
Yan Jin
Craig Leopold
George P. Maris
Edward Y. Paik
Noah J. Petrucci (e)
Noah J. Petrucci (f)
Diane L. Sobin (g)
Diane L. Sobin (h)
Christian K. Stadlinger
Yanfang (Emma) Yan

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Value Fund.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Value Fund.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Value Fund.

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(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Value Fund.
(e)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Value Fund.
(f)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Value Fund.
(g)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Value Fund.
(h)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Value Fund.

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the CMA portfolio manager(s).

Portfolio Manager Ownership of the Columbia Funds Family as of February 28, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Lori J. Ensinger	Large Cap Value Fund (a) Mid Cap Value Fund
David I. Hoffman	Large Cap Value Fund Mid Cap Value Fund
Noah J. Petrucci	Large Cap Value Fund Mid Cap Value Fund
Diane L. Sobin	Large Cap Value Fund Mid Cap Value Fund
Christian K. Stadlinger	Small Cap Value Fund II
Yanfang (Emma) Yan	Convertible Securities Fund

(a)	Includes notional investments through a deferred compensation account, the value of which are measured by reference to the performance of the fund in which the account is invested.

CMA Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. CMA and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher-fee accounts.

Potential conflicts of interest may also arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to CMA’s Code of Ethics and certain limited exceptions, CMA’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the Funds and the other accounts the portfolio manager oversees.

A potential conflict of interest may arise when a portfolio manager purchases or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, CMA’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage

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commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities purchased or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), may be seen to involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. CMA and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another CMA-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts overseen by its portfolio manager(s). Depending on another account’s objectives or other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. More rarely, a portfolio manager may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest that Advisor’s portfolio managers are subject to are similar to the potential conflicts of interest related to the activities of the Advisor and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

Sub-Advisor(s) and Investment Sub-Advisory Services

Marsico

Marsico is located at 1200 17th Street, Suite 1600, Denver, CO 80202. Marsico was organized in September 1997 as a registered investment advisor and became a wholly owned indirect subsidiary of Bank of America in January 2001. Marsico provides investment management services to other mutual funds and private accounts and, as of December 31, 2005, had approximately $63 billion under management. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico is the Sub-Advisor to: Columbia Marsico 21st Century Fund.

Services Provided

Pursuant to the terms of the Investment Sub-Advisory Agreement, Marsico selects and manages the respective investments of the Funds for which it serves as Sub-Advisor. Marsico performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

The Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Sub-Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Sub-Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by CMA on 60 days’ written notice.

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CMA, from the investment advisory fees it receives, pays Marsico for the services it provides to a Fund based on the percentage of the average daily net assets of that Fund, as set forth in the Investment Sub-Advisory Agreement. CMA also may pay amounts from its own assets to CMD or to selling or servicing agents for services they provide.

Sub-Advisory Rates and Fees Paid

The maximum advisory fee rate payable by each Fund, along with the actual advisory fee rate (after taking into account any waivers) paid by each Fund last fiscal year, is shown in each Fund’s prospectus in the section entitled Management of the Fund – Primary Service Providers. Sub-advisory fees paid to affiliated sub-advisors are not required to be shown. Accordingly, the sub-advisory rates for and sub-advisory fees paid to Marsico are not shown.

Marsico Portfolio Manager(s)

The following provides additional information about the Marsico portfolio manager(s) responsible for making the day-to-day investment decisions for certain of the Funds, as identified in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus.

Compensation

Marsico’s portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, the compensation of the Marsico portfolio managers onsists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico’s overall profitability for the period, and (2) individual achievement and contribution.

Marsico portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Marsico portfolio managers do not receive special consideration based on the performance of particular accounts and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are rewarded through salary readjustments and greater participation in the bonus pool. Marsico portfolio manager compensation comes solely from Marsico. In addition to his salary and bonus, Mr. Marsico may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.

Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, to encourage a long-term horizon for managing portfolios, Marisco evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may be significant in determining Marsico portfolio manager compensation include, without limitation, effectiveness of the manager’s leadership within Marsico’s investment team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

Performance Benchmarks

Portfolio Manager	Primary Benchmark(s)	Secondary Benchmark	Morningstar Category (Peer Group)
Corydon J. Gilchrist

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Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Marsico portfolio manager(s) managed, as of February 28, 2007.

Other Accounts Managed by the Marsico Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets

Corydon J. Gilchrist (a)

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Columbia Marsico 21st Century Fund.

The following table shows the number and assets of other investment accounts (or portions of investment accounts) for which the Marsico portfolio manager(s) compensation is based on performance, as of February 28, 2007.

Other Accounts Managed by the Marsico Portfolio Manager(s) for which Compensation is Based on Performance

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets

Corydon J. Gilchrist (a)

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Columbia Marsico 21st Century Fund.

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Marsico portfolio manager(s).

Marsico Portfolio Manager Ownership of the Columbia Funds Family as of February 28, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Corydon J. Gilchrist

Marsico Portfolio Managers and Potential Conflicts of Interest

As a general matter, Marsico faces the same need to balance the interests of different clients that any investment advisor with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline.

The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security.

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Under Marsico’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, Marisco seeks to allocate such trades to all participating client accounts in a fair and equitable manner. With respect to initial public offerings and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

Administrator

CMA serves as Administrator of the Funds. Prior to August 22, 2005, BACAP Distributors was the Funds’ administrator and BNY was the Funds’ sub-administrator.

Services Provided

Pursuant to the Administration Agreement, CMA has agreed to, among other things, (i) maintain office facilities for the Funds, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Trust, (iii) furnish corporate secretarial services to the Trust, including coordinating the preparation and distribution of materials for Board meetings, (iv) coordinate the provision of legal advice to the Trust with respect to regulatory matters, (v) coordinate the preparation of reports to each Fund’s shareholders and the SEC, including annual and semi-annual reports, (vi) coordinate the provision of services to the Trust by the Transfer Agent and the Custodian, and (vii) generally assist in all aspects of the Trust’s operations, (viii) compute each Fund’s net asset value and net income, (ix) accumulate information required for the Trust’s reports to shareholders and the SEC, (x) prepare and file the Trust’s federal and state tax returns, (xi) perform monthly compliance testing for the Trust, and (xii) prepare and furnish the Trust monthly broker security transaction summaries and transaction listings and performance information. The Administration Agreement provides that CMA shall not be liable to the Funds or to their shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty on the part of either CMA.

The Administration Agreement became effective with respect to each Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Administration Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Administration Agreement may be terminated by a vote of a majority of the Trustees or by CMA, on 60 days’ written notice without penalty. The Administration Agreement is not assignable without the written consent of the other party.

Administration Fee Rates and Fees Paid

The Administrator serves under an Administration Agreement which provides that the Administrator may receive fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the table below.

CMA Administration Fee Rates

Fund	Administration Fee Rate
Convertible Securities Fund
Large Cap Value Fund
Marsico 21st Century Fund
Mid Cap Value Fund
Small Cap Value Fund II

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Each percentage amount is of the average daily net assets of a Fund. CMA also may pay amounts from its own assets to selling or servicing agents for services they provide.

The table set forth below states the net administration fees paid to CMA for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007).

Administration Fees Paid for the Fiscal Period Ended February 28, 2007

Fund	Amount Paid	Amount Waived
Convertible Securities Fund
Large Cap Value Fund
Marsico 21st Century Fund
Mid Cap Value Fund
Small Cap Value Fund II

The table set forth below states the net administration fees paid to BACAP Distributors (the former administrator for the Funds) for the fiscal year ended March 31, 2006.

Administration Fees Paid for the Fiscal Year Ended March 31, 2006

Fund	Amount Paid	Amount Waived
Convertible Securities Fund
Large Cap Value Fund
Marsico 21st Century Fund
Mid Cap Value Fund
Small Cap Value Fund II

The table set forth below states the net administration fees paid to BACAP Distributors (the former administrator for the Funds) for the fiscal year ended March 31, 2005.

Administration Fees Paid for the Fiscal Year Ended March 31, 2005

Fund	Amount Paid	Amount Waived
Convertible Securities Fund
Large Cap Value Fund
Marsico 21st Century Fund
Mid Cap Value Fund
Small Cap Value Fund II

Pricing and Bookkeeping Agent

CMA is responsible for providing certain pricing and bookkeeping services to the Funds.

Services Provided

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with the Advisor pursuant to which the Advisor monitors, budgets and approves Fund expenses, provides oversight of the performance by State Street of accounting and financial reporting services, and provides services

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related to the Sarbanes-Oxley Act of 2002. Under the Services Agreement, the Funds reimburse the Advisor for out-of-pocket expenses, direct internal costs relating to fund accounting oversight, monitoring, budgeting and approving Fund expenses, and direct internal costs incurred in connection with the Sarbanes-Oxley Act of 2002.

Effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with the Advisor and State Street (the “Financial Reporting Services Agreement”) pursuant to which State Street provides financial reporting services, such as the preparation of a Fund’s financial information for shareholder reports and SEC filings. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with the Advisor and State Street (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services, including but not limited to, the recording of general ledger entries and the calculation of daily expenses and income. Under the State Street Agreements, each Fund pays State Street annual fees for these services, payable monthly, totaling $38,000 plus an additional fee based on an annualized percentage rate of such Fund’s assets. Under the State Street Agreements, these fees payable to State Street will not exceed $140,000 annually in the aggregate for such Fund.

Prior to December 15, 2006, the Funds had a Pricing and Bookkeeping Agreement and an amended Administration Agreement with CMA. Under these agreements, the Funds continued to receive substantially the same pricing, bookkeeping and administrative services as they received under the Administration Agreement prior to December 1, 2005.

Pricing and Bookkeeping Fee Rates and Fees Paid

For services provided under the prior Pricing and Bookkeeping Agreement, the Funds paid to CMA, or to such other person(s) as CMA directed, an annual fee, payable monthly, consisting of: (i) a Fund accounting fee of $25,000 plus an additional monthly fee based on a Fund’s net asset value (the “Fund Accounting Fee”); and (ii) a financial reporting service of $13,000 (the “Financial Reporting Fee”). Additionally, the Funds bore certain reimbursable costs and expenses as provided in the Pricing and Bookkeeping Agreement and the Administration Agreement. The aggregate Fund Accounting and Fund Reporting Fees could not exceed $140,000 (exclusive of out-of-pocket expenses and charges) for a Fund.

The table set forth below states the net pricing and bookkeeping fees paid to State Street under the Services Agreement and to CMA under the prior Pricing and Bookkeeping Agreement for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007).

Pricing and Bookkeeping Fees Paid for the Fiscal Period Ended February 28, 2007

Fund	Amount Paid to State Street	Amount Paid to CMA	Amount Waived
Convertible Securities Fund
Large Cap Value Fund
Marsico 21st Century Fund
Mid Cap Value Fund
Small Cap Value Fund II

The table set forth below states the net pricing and bookkeeping fees paid to CMA from December 1, 2005, the date that CMA was engaged as Pricing and Bookkeeping Agent, through March 31, 2006, for the fiscal year ended March 31, 2006. Prior to December 1, 2005, pricing and bookkeeping agency services were provided by CMA under the Administration Agreement.

Pricing and Bookkeeping Fees Paid for the Fiscal Year Ended March 31, 2006

Fund	Amount Paid	Amount Waived
Convertible Securities Fund
Large Cap Value Fund
Marsico 21st Century Fund
Mid Cap Value Fund
Small Cap Value Fund II

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Principal Underwriter/Distributor

CMD is the Principal Underwriter and Distributor of the shares of the Funds. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement became effective with respect to a Fund after approved by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions

The following table shows the underwriting commissions paid to the Distributor by all Columbia Funds it serves, as well as amounts the Distributor retained, during the Funds’ three most recent fiscal years.

Underwriting Commissions Paid by the Columbia Funds

Fund	Amount Paid	Amount Retained by Distributor
Fiscal Period Ended February 28, 2007 *
Fiscal Year Ended March 31, 2006
Fiscal Year Ended March 31, 2005

*	The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown here are for the eleven-month period ended February 28, 2007.

The following table shows all commissions and other compensation received by CMD from each Fund for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007).

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Underwriting Commissions Paid by the Funds as of Fiscal Period Ended February 28, 2007

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Convertible Securities Fund
Large Cap Value Fund
Marsico 21st Century Fund
Mid Cap Value Fund
Small Cap Value Fund II

[Caution Hand Icon]	Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus, the Advisor, Administrator, Distributor and Transfer Agent are all affiliates of Bank of America and receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which is included as an exhibit to Part C of the Funds’ registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses, for example. As relevant, these conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds in connection with their respective products and services. In addition, Part IA of the Advisor’s Form ADV, which it must file with the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. The Part IA of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest that could affect the Funds may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Funds. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. Potential conflicts of interest that may exist include, among others, the following:

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Funds. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other funds and accounts that are similar to those provided to the Funds. The Advisor and Bank of America’s other investment management affiliates (including Marsico and Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other customers and clients of Bank of America and its affiliates are separately and potentially divergently managed and there is no assurance that any investment advice Bank of America and its affiliates give to other clients and customers will also be given simultaneously or otherwise to the Funds.

        A variety of other actual and potential conflicts of interest may arise from the multi-advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to a Fund and/or investment decisions made for a Fund by the Advisor or other Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other funds or accounts. As a result, the performance of a Fund may differ from the performance of other funds or accounts advised by affiliates of Bank of America. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of a Fund. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other funds or accounts, or their own proprietary accounts, that is adverse to companies or other issuers in which a Fund is invested. For example, a Fund may hold equity securities of a company while another fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, the Fund might prefer, for example, that the company reorganize while the other fund or account might prefer the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

        Investment transactions made on behalf of other and funds or accounts advised by Bank of America and its affiliates also may have a negative effect on the value, price or investment strategies of a Fund. For example, this could occur if another fund or account implements an investment decision ahead of, or at the same time as, a Fund and causes the Fund to experience less favorable trading results than it otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by Bank of America and its affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as a Fund. In this situation, the allocation of, and competition for, investment opportunities among a Fund and other funds and/or accounts advised/managed by Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures intended to provide for the fair allocation of investment opportunities among the Funds and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – CMA Portfolio Managers and Potential Conflicts of Interests.

Bank of America and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – CMA Portfolio Managers and Potential Conflicts of Interests.

Certain products and services, so-called “soft dollar services” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials), that the Advisor receives from broker/dealers in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other funds or accounts, as well as the relative compensation paid by a Fund.

Bank of America and its affiliates may act as investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, Bank of America and its affiliates may receive other benefits, including enhancements of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other funds, accounts and relationships could potentially create incentives to favor those other funds and accounts over the Funds. Trades made by Bank of America and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by Bank of America and its affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Similarly, while the Advisor endeavors to make all proxy voting decisions with respect to the possible interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless favor the interests of the other funds and accounts, and/or clients and customers, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients and customers, including the Funds, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

        The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to a Fund. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Funds, Bank of America and its affiliates have adopted policies and procedures, and the Funds, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

        Subject to applicable regulatory requirements, the Fund may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Funds. For example, BAS may sell securities to a Fund from an offering in which it is an underwriter or from securities that it owns as a dealer.

Regulatory restrictions applicable to Bank of America and its affiliates may limit the Funds’ investment activities in various ways. For example, regulations regarding certain industries, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Funds and other funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Funds and/or other funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates implementing these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities.

A client not advised by Bank of America and its affiliates would not be subject to some of these considerations, and generally, as the Advisor’s investment advisory business and the other businesses of Bank of America and its affiliates grow, so does the potential that these internal policies will impact the Funds’ investment transactions. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable regulatory requirements, a Fund may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls) designed to implement legal and regulatory standards. Because of these limitations on the sharing of information between the different funds and accounts advised/managed by Bank of America and its affiliates, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Promoting and Using the Funds as Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Funds as investment options. For example, the Funds may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates. The Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are discussed in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates, where they are identified by a [Caution/Hand icon].

         Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Funds is generally based on the size of the Funds’ assets under Management, and those assets will grow as shares of the Funds are sold, potential conflicts of interest may be raised.

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Other Service Providers

Transfer Agent

CMS, P.O. Box 8081, Boston, Massachusetts 02286-8081, acts as Transfer Agent for each Fund’s shares. Prior to August 22, 2005, PFPC was the Transfer Agent for the Funds’ shares. Under the Transfer Agency Agreement, CMS provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. CMS receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for the Trust during the month and is reimbursed for out-of-pocket expenses, and the Trust may pay CMS the fees and expenses it pays to third-party dealer firms that maintain omnibus accounts with the Funds. In addition, CMS may also retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due CMS from shareholders of a Fund, and credits (net of bank charges) earned with respect to balances in accounts CMS maintains in connection with its services to the Funds.

CMS retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists CMS in carrying out its duties as Transfer Agent.

Custodian

State Street, Two Avenue de Lafayette, LCC/4S, Boston, Massachusetts 02111 acts as the Funds’ Custodian. Prior to June 13, 2005, BNY was the Funds’ Custodian. As Custodian, State Street maintains the Funds’ securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of such Funds for payments of dividends, distributions and redemptions, endorses and collects on behalf of such Funds all checks, and receives all dividends and other distributions made on securities owned by such Funds.

With respect to foreign custody activities, the SEC has amended Rule 17f-5 under the 1940 Act and adopted Rule 17f-7 to permit the Board to delegate certain foreign custody matters to foreign custody managers and to modify the criteria applied in the selection process. Accordingly, State Street serves as Foreign Custody Manager, pursuant to the Custodian Agreement, under which the Board retains the responsibility for selecting foreign compulsory depositories, although State Street agrees to make certain findings with respect to such depositories and to monitor such depositories.

Independent Registered Public Accounting Firm

The Trust issues unaudited financial information semi-annually and audited financial statements annually. The annual financial statements for the Funds fiscal year ended March 31, 2006 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, as the Trust’s independent registered public accounting firm to audit the Trust’s books and review its tax returns for the fiscal year ended February 28, 2008. The Funds’ annual reports for the fiscal period ended February 28, 2007 are incorporated herein by reference into this SAI.

Counsel

Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

Rule 12b-1 Plans

The Trust has adopted a Rule 12b-1, or distribution plan, for the Class A Shares, Class B Shares, Class C Shares and Class R Shares of the Funds that offer those classes. See Capital Stock and Other Securities for information about which Funds offer which classes of shares.

With respect to a Fund’s Class A Shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including

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payments by the Distributor to Selling agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Funds.

With respect to a Fund’s Class B Shares, the Trust has adopted a distribution plan. The Class B Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class B Shares of the Funds.

With respect to a Fund’s Class C Shares, the Trust has adopted a distribution plan. The Class C Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class C Shares of the Funds.

With respect to a Fund’s Class R Shares, the Trust has adopted a distribution plan. The Class R Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.50% (on an annualized basis) of the average daily net asset value of the Class R Shares of the Funds.

Payments under the Class A Distribution and Servicing Plan, the Class A Distribution Plan, the Class B Distribution Plan and the Class C Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor’s or Selling Agents’ unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a Rule 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous fiscal year to be carried over to the current fiscal year.

The Funds participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

For the Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan, the Funds paid the following Rule 12b-1 fees to the Distributor for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007). The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

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Class A Shares – Rule 12b-1 Fees Paid for the Fiscal Period Ended February 28, 2007

Fund	Amount Paid	Amount Waived or Reimbursed
Convertible Securities Fund
Large Cap Value Fund
Marsico 21st Century Fund
Mid Cap Value Fund
Small Cap Value Fund II

For the Class B Distribution Plan, the Funds paid the following Rule 12b-1 fees to the Distributor for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007). The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Class B Shares – Rule 12b-1 Fees Paid for the Fiscal Period Ended February 28, 2007

Fund	Amount Paid	Amount Waived or Reimbursed
Convertible Securities Fund
Large Cap Value Fund
Marsico 21st Century Fund
Mid Cap Value Fund
Small Cap Value Fund II

For the Class C Distribution Plan, the Funds paid the following Rule 12b-1 fees to the Distributor for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007). The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Class C Shares – Rule 12b-1 Fees Paid for the Fiscal Period Ended February 28, 2007

Fund	Amount Paid	Amount Waived or Reimbursed
Convertible Securities Fund
Large Cap Value Fund
Marsico 21st Century Fund
Mid Cap Value Fund
Small Cap Value Fund II

For the Class R Distribution Plan, the Funds paid the following Rule 12b-1 fees to the Distributor for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007). The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

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Class R Shares – Rule 12b-1 Fees Paid for the Fiscal Period Ended February 28, 2007

Fund	Amount Paid	Amount Waived or Reimbursed
Convertible Securities Fund
Large Cap Value Fund
Marsico 21st Century Fund
Mid Cap Value Fund
Small Cap Value Fund II

Expense Limitations

CMA (or its predecessor) and/or CMD has committed to: (i) waive investment advisory fees and/or administration fees payable to it; and (ii) limit certain Fund level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the schedules below.

Contractual Advisory/Administration Fee Waivers - Period from August 1, 2006, to July 31, 2007

Fund	Advisory Fee Waiver	Administration Fee Waiver
Columbia Large Cap Value Fund	(a)	(a)

(a)

CMD has contractually agreed to waive a specified portion (0.04% of net assets) of the administration fees payable to it under the Administration Agreement on assets up to $500 million for a period of one year. Fees will not be waived on assets in excess of $500 million. In addition to such waiver, CMA has contractually agreed to waive administration fees payable to it under the Administration Agreement and/or CMA has contractually agreed to waive advisory fees payable to it under the Investment Advisory Agreement to the extent necessary to ensure that the combined total of such fees does not exceed the following fee schedule: 0.77% up to $500 million; 0.72% in excess of $500 million and up to $1 billion; 0.60% in excess of $1 billion and up to $1.5 billion; 0.60% in excess of $1.5 billion and up to $3 billion; 0.60% in excess of $3 billion and up to $6 billion; 0.58% in excess of $6 billion.

Codes of Ethics

The Trust, the Advisor, the Sub-Advisor(s) and CMD each have adopted a Code of Ethics which contains policies on personal securities transactions by “access persons,” including portfolio managers and investment analysts. These Codes of Ethics substantially comply in all material respects with recently amended Rule 17j-1 under the 1940 Act, which, among other things, provides that the Board must review each Code of Ethics at least annually.

The Codes of Ethics, among other things, prohibit each access person from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Fund, or (ii) was being purchased or sold by a Fund. For purposes of the Codes of Ethics, an access person means (i) a director or officer of the Trust, (ii) any employee of the Trust (or any company in a control relationship with the Trust) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Trust, and (iii) any natural person in a control relationship with the Trust who obtains information concerning recommendations made to the Trust regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Trust any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the Codes of Ethics generally require access persons, other than Independent Trustees, to submit reports to the Trust’s designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The Codes of Ethics for the Trust, the Advisor, the Sub-Advisor(s) and CMD are on public file with, and are available from, the SEC.

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Proxy Voting Policies and Procedures

Information regarding how the Funds (except certain Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be available by August 31 of this year free of charge: (1) through the Funds’ website at www.columbiafunds.com; and (2) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s and any Sub-Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Funds, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Trust, the services of certain officers of the Trust and such other personnel (other than the personnel of the Advisor or the Sub-Advisor(s), if applicable) as are required for the proper conduct of the Trust’s affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Trust’s shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Trust.

The Trust pays or causes to be paid all other expenses of the Trust, including, without limitation: the fees of the Advisor, the Distributor, the Administrator and the Sub-Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Trust; brokerage commissions chargeable to the Trust in connection with Fund securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Trust to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its Funds’ shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Trust (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Trust’s shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Trust’s shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Trust’s operation unless otherwise explicitly assumed by the Advisor), the Administrator or the Sub-Administrator.

Expenses of the Trust which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

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FUND GOVERNANCE

The Board of Trustees

Responsibilities

The Board of Trustees oversees the Funds. All of the Trustees are “independent,” meaning that they have no affiliation with Bank of America, its affiliates, or the Funds, apart from personal investments that most Trustees have made in certain of the Funds as private individuals. The Trustees are charged with the fiduciary duty of protecting shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen	Other Directorships Held by Trustee
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director – E.J. Boudreau & Associates (consulting), through current	79	None

William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	79	Director – Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President, Retail Banking – IndyMac Bancorp, Inc., from September 1999 to August 2003; Retired	79	None

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Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen	Other Directorships Held by Trustee
R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer – Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer – ING Americas, from 1999 to April 2003; and Non-Executive Director & Chairman – Conseco, Inc. (insurance), from September 2004 through current	79	Director – Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation and Mickel Investment Group	79	Board Member – Piedmont Natural Gas

Standing Committees

The Trustee has three standing committees, including the Audit Committee, the Governance Committee and the Investment Committee.

The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Fund’s investment advisor(s), administrator(s) and other key service providers (other than the independent public accountant)) is primarily responsible for the preparation the financial statements of each Fund, and the independent public accountants are responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent public accountants are primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While each Audit Committee has the duties and powers set forth in the Audit Committee charter, each Audit Committee is not responsible for planning or conducting any Fund audit or for determining whether a Fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Funds’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for each Fund prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to each Fund by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the Securities Exchange Act of 1934 or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Fund’s independent auditor to the Fund’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. Each Trustee is a member of the Audit Committee. The Audit Committee members are all not “interested” persons (as defined in the 1940 Act). The Audit Committee met on five occasions during the last fiscal year.

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The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment advisor or sub-advisor or any control affiliate thereof, including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. Each Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. Each Trustee is a member of the Governance Committee. The Governance Committee met on four occasions during the last fiscal year.

The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Advisor on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Funds; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Advisor; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee met on five occasions during the last fiscal year.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, and not on a per registered investment company or per fund basis, as shown in the table below.

Compensation for the Fiscal Period Ended February 28, 2007 *

Name of Trustee	Aggregate Compensation from the Trust (a)	Total Compensation from the Columbia Funds Complex Paid to Directors (b),(c)
Edward J. Boudreau, Jr.
William P. Carmichael
Minor M. Shaw
R. Glenn Hilliard
William A. Hawkins

*	The Funds changed their fiscal year end from March 31st to February 28th. The amounts shown are for the eleven-month period ended February 28, 2007.
(a)	All Trustees receive reasonable reimbursements for expenses related to their attendance at meetings of the Board.
(b)

The Trustees received compensation from four investment companies that are deemed to be part of the Columbia Funds “fund complex,” as that term is defined under Item 12 of Form N-1A: the Trust, BAFT, CFVIT I and CMIT.

(c)

Total compensation amounts include deferred compensation payable to or accrued to the following Trustees: Edward J. Boudreau, Jr., $[xxx,xxx]; William P. Carmichael , $[xxx,xxx]; Minor M. Shaw , $[xxx,xxx]; and R. Glenn Hilliard, $[xxx,xxx].

Columbia Funds Deferred Compensation Plan

Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the Deferred Compensation Plan), each Trustee may elect, on an annual basis, to defer all or any portion of the annual Board fees (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, in generally equal quarterly installments over a period up to ten

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years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee’s termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a lump sum as soon as practicable after the Trustee’s death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his deferral account, the balance of the amounts credited to his deferral account will be distributed to his designated beneficiary over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring Trustees have the status of unsecured creditors of the Trust.

Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Columbia Funds Family, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Edward J. Boudreau, Jr.
William P. Carmichael
William A. Hawkins
R. Glenn Hilliard
Minor M. Shaw

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The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher L. Wilson (Born 1957) One Financial Center Boston, MA 02110	President and Chief Executive Officer	2004	President – Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2004; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (asset management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds

James R. Bordewick, Jr. (Born 1959) One Financial Center Boston, MA 02110	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America, since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management prior to April 2005

J. Kevin Connaughton (Born 1964) One Financial Center Boston, MA 02110	President and Chief Executive Officer	2004	Treasurer – Columbia Funds, since October 2003; Treasurer – the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 - December 2006; Vice President – Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds

Linda J. Wondrack (Born 1964) 100 Federal Street Boston, MA 02110	Senior Vice President, Secretary and Chief Legal Officer	2007	Director of the Advisor and Bank of America Investment Product Group Compliance since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management from August 2004 to May 2005; Managing Director, Deutsche Asset Management prior to August 2004

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Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Michael G. Clarke (Born 1969) One Financial Center Boston, MA 02110	Senior Vice President, Chief Financial Officer and Treasurer	2004	Director of Fund Administration since January 2006; Managing Director of the Advisor from September 2004 to December 2005; Vice President of Fund Administration from June 2002 to September 2004; Vice President of Product Strategy and Development prior to September 2004

Stephen T. Welsh (Born 1957) One Financial Center Boston, MA 02110	Senior Vice President and Chief Compliance Officer	2004	Vice President – the Fund Companies; President – Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller – Columbia Management Services, Inc. prior to July 2004

Barry S. Vallan (Born 1969) One Financial Center Boston, MA 02110	Chief Accounting Officer and Assistant Treasurer	2006	Vice President – Fund Treasury of the Advisor since October 2004: Vice President – Trustee Reporting from April 2002 to October 2004; Management Consultant, PwC (independent registered accounting firm) prior to 2002

[Compensation]

[For three highest paid officers – to come]

[Sales Loads Discounts]

[Sales Loads — to come]

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BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (which in this context refers to the investment sub-advisor(s) who make the day-to-day decisions for a Fund) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions, and for the allocation of brokerage in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The Funds are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interest of customer orders above the specialist’s own interest and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist may make a market in certain securities held by the Funds.

In placing orders for portfolio securities of a Fund, the Advisor gives primary consideration to obtaining the most favorable price and efficient execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instant and other transactions, and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services which are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have purchased any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Advisor with clients other than the Funds. Similarly, any research services received by the Advisor through the placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Funds. The Advisor is of the opinion that this material is

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beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided…viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker/dealer provide an advisor with lawful and appropriate assistance in the performance of its investment decision making responsibilities.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Funds.

Commission rates are established pursuant to negotiations with the broker/dealers based on the quality and quantity of execution services provided by the broker/dealer in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed. Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities which are suitable for more than one Fund as well as for one or more of the other clients of the Advisor. Investment decisions for each Fund and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

The Trust will not execute portfolio transactions through, or purchase or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator, the Administrator or its affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate purchase and sale orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions which are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, a Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that each Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (a) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (b) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (c) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

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Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds purchased by certain of the Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Funds may purchase securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to the Rule.

Particularly given the breadth of the Advisor’s investment management activities, investment decisions for each Fund are not always made independently from those for the other Funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to each Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following describes the types and amounts of brokerage commissions paid by the Funds during their three most recent fiscal years. In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

Fund	Fiscal Period Ended February 28, 2007 *	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Convertible Securities Fund
Large Cap Value Fund
Marsico 21st Century Fund
Mid Cap Value Fund
Small Cap Value Fund II

*	The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown above are for the eleven-month period ended February 28, 2007.

The Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal period ended February 28, 2007 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of February 28, 2007 *

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission	Percentage of Aggregate Brokerage Commissions Paid to Broker/Dealer	Percentage of Aggregate Brokerage Transactions Effected through Broker/Dealer
Convertible Securities Fund

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Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of February 28, 2007 *

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission	Percentage of Aggregate Brokerage Commissions Paid to Broker/Dealer	Percentage of Aggregate Brokerage Transactions Effected through Broker/Dealer
Marsico 21st Century Fund
Mid Cap Value Fund
Small Cap Value Fund II
Large Cap Value Fund

*	The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown above are for the eleven-month period ended February 28, 2007.

The Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2006 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2006

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission	Percentage of Aggregate Brokerage Commissions Paid to Broker/Dealer	Percentage of Aggregate Brokerage Transactions Effected through Broker/Dealer
Convertible Securities Fund
Marsico 21st Century Fund
Mid Cap Value Fund
Small Cap Value Fund II
Large Cap Value Fund

The following Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2005 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2006

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission	Percentage of Aggregate Brokerage Commissions Paid to Broker/Dealer	Percentage of Aggregate Brokerage Transactions Effected through Broker/Dealer
Convertible Securities Fund
Marsico 21st Century Fund
Mid Cap Value Fund
Small Cap Value Fund II
Large Cap Value Fund

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Directed Brokerage

A Fund or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Fund’s brokerage transactions to a broker/dealer because of the research services it provides the Fund or the Advisor.

During the fiscal period ended February 28, 2007, no Fund directed brokerage transactions.

Securities of Regular Broker/Dealers

In certain cases, the Funds as part of their principal investment strategy, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of February 28, 2007, the Funds owned securities of its “regular brokers or dealers” or their parents, as defined in Rule 10b-1 of the 1940 Act, shown in the table below.

Investments in Securities of Regular Broker/Dealers as of February 28, 2007

Fund	Broker/Dealer	Dollar Amount of Securities Held
Convertible Securities Fund
Large Cap Value Fund
Marsico 21st Century Fund
Mid Cap Value Fund
Small Cap Value Fund II

Additional Investor Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor may pay significant amounts to financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a Fund’s transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a Rule 12b-1 Plan. As of September 1, 2005, the Trust’s Board has authorized the Funds to pay up to 0.11% of this amount. Such payments will be made by the Fund to its transfer agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Fund’s transfer agent, distributor or their affiliates will pay, from their own resources, amounts in excess of the amount paid by the Fund to financial intermediaries in connection with the provision of these additional shareholder services and other services (See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information including a list of the financial intermediaries, as of the date of this SAI, receiving such payments).

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For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with CMD or one of its affiliates.

The Funds may also make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described below under Brokerage Allocation and Other Practices – Investor Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with CMD or one of its affiliates.

CMD and its affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary may also receive payments described above in Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, CMD and its affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as more fully described below), and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by CMD or its affiliates are made pursuant to agreements between CMD and its affiliates and financial intermediaries and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales, or the distribution (Rule 12b-1) fees and expenses paid by the Fund as shown under the heading Fees and Expenses in the Fund’s prospectus.

Marketing Support Payments

CMD or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying a Fund as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing, and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by CMD attributable to that financial intermediary, gross sales of the mutual funds distributed by CMD attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary are generally expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the Money Market Funds) attributable to the financial intermediary. CMD or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in the Fund.

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As of the date of this SAI, CMD or its affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments from CMD or its Affiliates

• G. Edwards & Sons, Inc.	• Linsco/Private Ledger Corp. (LPL)

• AIG Advisor Group	• Mellon Financial Markets, LLC

• Ameriprise Financial Services, Inc.	• Merrill Lynch, Pierce, Fenner & Smith Incorporated

• AXA Advisors, LLC	• Money Market One

• Banc of America Securities LLC	• Morgan Stanley & Co. Incorporated

• Banc of America Securities Limited	• National Financial Services LLC

• Bank of America, N.A.	• New York State Deferred Compensation Board

• Bank of New York	• Pershing LLC

• Bear Stearns Securities Corporation	• PNC Bank, N.A.

• BMO Nesbitt Burns	• Raymond James & Associates, Inc.

• Brown Brothers Harriman & Co.	• Raymond James Financial Services, Inc.

• Chicago Mercantile Exchange	• Security Benefit Life Insurance Company

• Citicorp Investment Services	• SEI Investments Inc.

• Citigroup Global Markets Inc.	• SVB Securities

• Commonwealth Financial Network	• Silicon Valley Bank

• Custodial Trust Company	• Summit Bank

• FAS Corp.	• Sungard Institutional Brokerage Inc.

• Fidelity Brokerage Services, Inc.	• Sun Life Assurance Company of Canada

• Financial Oxygen, Inc.	• TIAA-CREF Life Insurance Company

• Genworth Financial, Inc.	• Transamerica Corporation

• Goldman, Sachs & Co.	• UBS Financial Services Inc.

• Harris Corp.	• US Bank National Association

• Huntington Capital Corp.	• Wachovia Securities LLC

• Independent Financial Markets Group, Inc.	• Webster Investment Services, Inc.

• ING Group	• Wells Fargo Management LLC

• J.J.B. Hilliard, W.L. Lyons, Inc.	• Wells Fargo Corporate Trust Services

• Lincoln Financial Advisors Corp.

CMD or its affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Investor Servicing Payments

CMD or its affiliates may also make payments to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for a variety of services they provide to such programs. These amounts are in addition to amounts that may be paid on behalf of the Funds (see Brokerage Allocation and Other Practices – Additional Investor Servicing Payments) and may be in addition to the marketing support payments paid by CMD described above. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These investor services may include sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. Payments by CMD or its affiliates for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a Rule 12b-1 Plan. In addition, CMD or its affiliates may make lump sum payments to selected financial intermediaries receiving investor servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

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As of the date of this SAI, CMD or its affiliates had agreed to make investor servicing payments to the financial intermediaries or their affiliates shown below.

Recipients of Investor Servicing Payments from CMD or its Affiliates

• ABR Retirement Plan Services, Inc.	• Lincoln Financial Group

• ACS HR Solutions LLC	• Linsco/Private Ledger Corp.

• ADP Retirement Services	• M&T Securities, Inc.

• American Century Investments	• Marquette Trust Company

• Ameriprise Financial Services, Inc.	• Massachusetts Mutual Life Insurance Company

• AMG Service Corp.	• Matrix Settlement & Clearance Services

• AST Trust Company	• Mercer HR Services, LLC

• Benefit Plan Administrators	• Merrill Lynch, Pierce, Fenner & Smith Incorporated

• Bisys Retirement Services	• Mid Atlantic Capital Corporation

• Ceridian Retirement Plan Services	• National Deferred Compensation, Inc.

• Charles Schwab & Co.	• National Investor Services Corp.

• Citigroup Global Markets Inc.	• Nationwide Investment Services

• CitiStreet LLC	• New York State Deferred Compensation, Inc.

• City National Bank	• NYLife Distributors LLC

• CNA Trust Corporation	• PNC Advisors

• Compensation & Capital Administrative Services, Inc.	• Princeton Retirement Group

• CompuSys Erisa Group of Companies	• RBC Dain Rauscher Inc.

• Crown Point Trust Company	• Robert W. Baird & Co., Inc.

• Daily Access Concepts, Inc.	• Stanton Trust

• Digital Retirement Solutions	• Strong Funds Distributors, Inc.

• Edgewood Services, Inc.	• Sungard Investment Products, Inc.

• E*Trade Group, Inc.	• The 401k Company

• ExpertPlan	• T. Rowe Price Group, Inc.

• Fidelity Investments Institutional Operations Co.	• The Gem Group, L.P.

• Fiserv Trust Company	• The Principal Financial Group

• Great West Life & Annuity Co.	• The Vanguard Group, Inc.

• GWFS Equities, Inc.	• Unified Trust Company, N.A.

• Hartford Life Insurance Company	• Wachovia Securities, LLC

• Hewitt Associates LLC	• Wells Fargo Bank, N.A.

• Invesmart, Inc.	• Wells Fargo Funds Management, LLC

• John Hancock Life Insurance Company (USA)	• Wespac Plan Services, Inc.

• John Hancock Life Insurance Company of New York	• Wilmington Trust Corporation

• JP Morgan Retirement Plan Services LLC

CMD or its affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, CMD, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of a Fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by CMD may include financial assistance to financial intermediaries that enable CMD to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment, and other financial intermediary-sponsored events, and travel expenses, including lodging

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incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. CMD makes payments for entertainment events it deems appropriate, subject to CMD’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Statement of Additional Information. You can ask your financial intermediary for information about any payments it receives from CMD and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds of the Trust offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in a Fund’s prospectuses, a Fund may no longer be accepting new investments from current or prospective investors. The Trust, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Z Shares
Convertible Securities Fund	✓	✓	✓		✓
Marsico 21st Century Fund	✓	✓	✓	✓	✓
Mid Cap Value Fund	✓	✓	✓	✓	✓
Small Cap Value Fund II	✓	✓	✓	✓	✓
Large Cap Value Fund	✓	✓	✓	✓	✓

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Fund’s shares, other than the possible future termination of the Fund. The Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund’s debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

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Voting Rights

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in the Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Investment Advisory Agreement or Investment Sub-Advisory Agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or a Fund, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in the Funds’ prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectus under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to redeem shares when permitted or required to do so by law, or compel redemptions of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase, Redemption and Exchange

An investor may purchase, redeem and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements that which can be found in the Funds’ prospectuses.

Purchases and Redemptions

The Funds have authorized one or more broker-dealers to accept purchase and redemption orders on the Funds’ behalf. These broker-dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker-dealer, or, if applicable, a broker-dealer’s authorized designee, accepts the order. Customer orders will be priced at the Fund’s net asset value next computed after they are accepted by an authorized broker-dealer or the broker’s authorized designee.

The Trust may redeem shares involuntarily in order to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for Investor Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Investor Shares as provided in the related prospectuses from time to time. The Trust also may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Front-End Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•	Full-time employees and retired employees of Bank of America (and its predecessors), its affiliates and subsidiaries and the immediate families of these people.

•	Banks, trust companies and thrift institutions acting as fiduciaries.

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in a Columbia Fund within 90 days of the date of distribution.

•	Columbia Funds’ Trustees, Directors and employees of its investment sub-advisors.

•

Registered broker/dealer firms that have entered into a Columbia Funds dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•

Registered personnel and employees of these broker/dealers and their family members may buy Class A shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes.

•	Employees or partners of any service provider to the Funds.

•	Investors who buy through accounts established with certain fee-based investment advisors or financial planners, wrap fee accounts and other managed agency/asset allocation accounts.

•	Shareholders of certain Funds that reorganized into the Columbia Funds who were entitled to buy shares at net asset value.

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The plans listed below can buy Class A shares without paying a front-end sales charge.

•	Health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

•	Pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the Code.

•

Employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must: have at least $500,000 invested in Class A shares of Columbia Funds (except Money Market Funds); or sign a letter of intent to buy at least $500,000 of Class A shares of Columbia Funds (except Money Market Funds), or be an employer-sponsored plan with at least 100 eligible participants; or be a participant in an alliance program that has signed an agreement with a Fund or a selling agent; or certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Fund. This is called the reinstatement privilege and allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are redeemed.

Contingent Deferred Sales Charges (Class A, Class B and Class C Shares)

Shareholders won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on redemptions following the death of: (1) the sole shareholder on an individual account; (2) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (3) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfer to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any redemption from the estate account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

Automatic Withdrawal Plan (AWP): CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual AWP established with the Transfer Agent, to the extent that the redemptions do not exceed, on an annual basis, 12% of the account’s value at the time that the AWP is established. Otherwise a CDSC will be charged on AWP redemptions until this requirement is met; this requirement does not apply if the AWP is set up at the time the account is established, and distributions are being reinvested.

Disability: CDSCs may be waived on redemptions after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (1) the disability must arise after the purchase of shares; (2) the disabled shareholder must have been under the age of 65 at the time of the initial determination of disability; and (3) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are redeemed, the applicable CDSC will be charged.

Death of a trustee: CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (1) the grantor of the trust is the sole trustee and the sole life beneficiary, and (2) death occurs following the purchase, and (3) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the Financial Services Firm (FSF) agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

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Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Nations Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-US investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

Plans of reorganization: At the Funds’ discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

A CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the Code in connection with the Banc of America Capital Management Charitable Giving Program.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Offering Price

The share price of each Fund is based on the Fund’s net asset value per share, which is calculated for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. unless the NYSE closes earlier) on each day a Fund is open for business, unless a Board determines otherwise.

The value of a Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on Nasdaq will generally be valued at the Nasdaq Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to Nasdaq’s best bid price if the last trade price is below such bid price and down to Nasdaq’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on Nasdaq prior to the calculation

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of the NAV of the Fund. If no sale price is shown on Nasdaq, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures. Securities traded on a foreign securities exchange will generally be valued at their last traded sale prices on a primary exchange. In the absence of a reported sale on a particular day, the securities will generally be valued at the mean between the latest bid and asked prices.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in a Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as WEBS.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

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TAXATION

The following information supplements and should be read in conjunction with the section in each prospectus entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through a tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

Qualification as a Regulated Investment Company

The Trust intends to continue to qualify each Fund as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code, as long as such qualification is in the best interests of the Fund’s shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each regulated investment company is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future Treasury Regulations, the IRS may limit qualifying income from foreign currency gains that are directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)) or the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment

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company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

Excise Tax

A 4% nondeductible excise tax will be imposed on each Fund’s net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gain (adjusted for ordinary losses) for the 12 month period ending on October 31 of that year, and all of its ordinary income and net capital gain from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

Capital Loss Carry-Forwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations or may engage in reorganizations in the future.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

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Taxation of Fund Investments

In general, realized gains or losses on the sale of portfolio securities will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount (OID), such as a zero-coupon bond, the Fund may be required to annually include in its distributable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. In general, inflation-protection bonds can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark-to-market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain future contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into “straddles” by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as

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“mixed straddles” if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

“Passive foreign investment corporations” (PFICs) are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on “excess distributions” received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives.

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In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements. In addition, payments received by the Funds in connection with securities lending and repurchase agreements will not qualify for reductions in individual federal income tax on certain dividends and so may be taxable as ordinary income.

Taxation of Distributions

Except for exempt-interest distributions paid out by the Tax-Exempt Funds, discussed below, all distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in Government National Mortgage Association (Ginnie Mae) or Federal National Mortgage Association (Fannie Mae) securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss may be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a

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long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. Only an International/Global Equity Fund may qualify for and make the election; however, even if an International/Global Equity Fund qualifies for the election for a year, it may not make the election for such year. An International/Global Equity Fund will notify each shareholder within 60 days after the close of the Fund’s taxable year whether it has elected for the foreign taxes paid by the Fund to “pass-through” for that year.

Even if an International/Global Equity Fund qualifies for the election, foreign income and similar taxes will only pass-through to the Fund’s shareholders if the Fund and its shareholders meet certain holding period requirements. Specifically, (i) the shareholders must have held the Fund shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the shareholders became entitled to receive Fund distributions corresponding with the pass-through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund must have held the shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. An International/Global Equity Fund may choose not to make the election if the International/Global Equity Fund has not satisfied its holding requirement.

If an International/Global Equity Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period requirements shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If such shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder’s federal income tax attributable to foreign source taxable income or the amount specified in the notice mailed to that shareholder within 60 days after the close of the year. If the credit is attributable, wholly or in part, to qualified dividend income (as defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.

In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may only be claimed by shareholders that itemize their deductions.

Federal Income Tax Rates

As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received from certain domestic and foreign corporations on or after January 1, 2003, as long as certain holding period requirements are met. If 95% or more of a Fund’s gross income

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constitutes qualified dividend income, all of its distributions generally will be treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date. If less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Trust may be required to withhold, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN), generally the shareholder’s social security or employer identification number, if (when required to do so), the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. If backup withholding provisions are applicable, any distributions or proceeds, whether paid in cash or received in additional shares, will be reduced by the amounts required to be withheld. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under “sunset” provisions of law enacted in 2001.

Tax-Deferred Plans

The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund attributable to domestic corporations if received directly by the corporate shareholder, would qualify for such a deduction. The dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if certain holding period requirements are met. These requirements are complex, and, therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

Foreign Shareholders

With respect to taxable years beginning on or after January 1, 2005 and before January 1, 2008, distributions designated by a Fund as “interest-related distributions” generally attributable to the Fund’s net interest income earned on certain debt obligations paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to

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control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a foreign shareholder) generally will be exempt from federal income tax withholding tax, provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder (exempt foreign shareholder). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). However, this tax generally will not apply to exempt-interest distributions from a Fund, described below. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning on or after January 1, 2005 and before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income tax withholding, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) with respect to taxable years of a Fund beginning on or after January 1, 2005, and before January 1, 2008, such gains or distributions are attributable to gain from the sale or exchange of a U.S. real property interest. If such gains or distributions are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If more than half of a Fund’s assets are invested directly or indirectly in U.S. real property holding companies or REITs, distributions attributable to gain from the Fund’s sale or exchange of U.S. real property interests will be taxed to a foreign shareholder as if that gain were effectively connected with the shareholder’s conduct of a U.S. trade or business. Such gains or distributions may be required to be reported by a foreign shareholder on a U.S. federal income tax return and will be subject to U.S. income tax at the rates applicable to U.S. holders and/or may be subject to federal income tax withholding at a rate of 35% (or less to the extent provided in Treasury Regulations). If a foreign shareholder disposes its Fund shares prior to a distribution and the Fund has income attributable to a U.S. real property interest, under certain circumstances the foreign shareholder may be treated as having received a distribution attributable to gain from the Fund’s sale or exchange of U.S. real property interests. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions. “Short-term capital gain distributions” are distributions designated as such from a Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year generally attributable to its net short-term capital gain.

Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder’s death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). Under recently enacted tax legislation, with respect to estates of decedents dying after December 31, 2004, and before January 1, 2008, if a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder’s death, Fund shares will not be deemed property situated in the United States in the proportion that, at the end of the quarter of the Fund’s taxable year immediately preceding the shareholder’s date of death, the assets of the Fund that were “qualifying assets” (i.e., bank deposits, debt obligations or property not within the United States) with respect to the decedent bore to the total assets of the Fund. In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

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The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships. If an International/Global Equity Fund qualifies and makes an election to pass-through foreign taxes to its shareholders, foreign shareholders of the Fund generally will be subject to increased federal income taxation without a corresponding benefit for the pass-through.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of [June 1, 2007], the name, address and percentage of ownership of each person who may be deemed to be a principal holder (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Portfolio’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds
Fund / Share Class	Shareholder Account Registration	Share Balance	Percent of Class
CONVERTIBLE SECURITIES FUND – Class [ ]

COLUMBIA LARGE CAP VALUE FUND – Class [ ]

COLUMBIA MARSICO 21ST CENTURY FUND – Class [ ]

COLUMBIA MID CAP VALUE FUND – Class [ ]

COLUMBIA SMALL CAP VALUE FUND II – Class [ ]

As of [June 1, 2007], the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of the Portfolios in that it is deemed to beneficially own greater than 25% of the outstanding shares either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below.

Control Person Ownership of the Funds
Fund	Shareholder Account Registration	Share Balance	Percent of Fund
CONVERTIBLE SECURITIES FUND – Class [ ]

COLUMBIA LARGE CAP VALUE FUND – Class [ ]

COLUMBIA MARSICO 21ST CENTURY FUND – Class [ ]

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Control Person Ownership of the Funds
Fund	Shareholder Account Registration	Share Balance	Percent of Fund
COLUMBIA MID CAP VALUE FUND – Class [ ]

COLUMBIA SMALL CAP VALUE FUND II – Class [ ]

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APPENDIX A—DESCRIPTION OF SECURITY RATINGS

S&P

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

•	AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

•	AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

•

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

•

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

•

BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

•

To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by S&P for short-term municipal notes.

•	SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a “plus” (+) designation.

•	SP-2 - Indicates satisfactory capacity to pay principal and interest.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

Moody’s

The following summarizes the highest six ratings used by Moody’s for corporate and municipal bonds. The first four denote investment grade securities.

•

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-1

•

A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

•

Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

•

B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

The following summarizes the two highest ratings used by Moody’s for short-term municipal notes and variable-rate demand obligations:

•

MIG-1/VMIG-1 — Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•	MIG-2/VMIG-2 — Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

•

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

•

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

•

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

•

BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

A-2

•

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

•	F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

•	F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

•

F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

For commercial paper, Fitch uses the short-term debt ratings described above.

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APPENDIX B—PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”) - Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

*Form N-PX

*ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.	Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

B-1

Means of achieving compliance

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Funds’ shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B – Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

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III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any

[1]

Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

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actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

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4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6. Accounts Managed by CMA’s Quantitative Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

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•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

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CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•

Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

¡	Established governance standards and guidelines.

¡	Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

¡	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

¡

A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

¡

Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

¡

The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

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•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

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•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

¡	Whether the company has attained benefits from being publicly traded.

¡	Cash-out value

¡	Balanced interests of continuing vs. cashed-out shareholders

¡	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

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Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

¡	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

¡

Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

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•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

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Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

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CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

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CMA will vote AGAINST:

•	Proposals enabling the Board to:

o	Change, without shareholder approval the domicile of the fund

o	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

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CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

Name:
Signed:
Date:

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

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CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Cutoff Date and Meeting Date:

Proxy Agenda Item:

Description of Item:

(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

        FOR

        AGAINST

        WITHHOLD

        ABSTAIN

Brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

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MARSICO CAPITAL MANAGEMENT, LLC

PROXY VOTING POLICY AND PROCEDURES

Statement of Policy

1. It is the policy of Marsico Capital Management, LLC (“MCM”) to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of MCM’s clients, as summarized here.

•

MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of most companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).

•

In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation based on its analysis if such a vote appears consistent with the best interests of clients.

•

MCM may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that MCM has decided to sell, proxies issued for securities that MCM did not select for a client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client’s account, money market securities, or other securities selected by clients or their representatives other than MCM), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive.

•

In circumstances when there may be an apparent material conflict of interest between MCM’s interests and clients’ interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be “echo voted” or “mirror voted” in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. In other cases, MCM might use other procedures to resolve an apparent material conflict.

•

MCM may use an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. MCM’s Proxy Voting policy and reports describing the voting of a client’s proxies are available to the client on request.

•

MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under MCM’s Proxy Voting policy and procedures. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.

Definitions

2. By “best interests of MCM’s clients,” MCM means clients’ best economic interests over the long term — that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interests are generally uniform.

3.a. By “material conflict of interest,” MCM means circumstances when MCM itself knowingly does business with a particular proxy issuer, other proponent of a proposal, or a closely affiliated entity, or other circumstances in which

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MCM may appear to have a significant conflict of interest between its own interests and the interests of clients in how proxies are voted. A material conflict of interest might also exist in unusual circumstances when MCM has actual knowledge of a material business arrangement between a particular proxy issuer, other proponent of a proposal, or a closely affiliated entity and MCM’s parent company, Bank of America Corporation (“BAC”) or another BAC subsidiary, or when MCM has actual knowledge that MCM or BAC or another BAC subsidiary may have a significant interest in the subject matter or outcome of a proxy vote.

3.b. A material conflict of interest ordinarily does not exist when BAC or a BAC subsidiary other than MCM does business with a particular proxy issuer or closely affiliated entity, because: (i) MCM is separately managed from BAC and other subsidiaries; (ii) MCM’s employees work in a separate location from BAC and other subsidiaries and do not routinely communicate with them; (iii) MCM generally is not aware of a proxy issuer’s (or affiliated entity’s) business arrangements with BAC or other subsidiaries, and is not aware of the materiality of such arrangements to BAC or other subsidiaries; and (iv) MCM has no direct interest in any such business arrangements.

Procedures: MCM Invests in Companies With Management Teams That Seek Shareholders’ Best Interests, and Usually Votes Proxies with Management Recommendations

4. MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors). Therefore, when portfolio companies issue proxy proposals, MCM usually votes the proxies with management recommendations, because it believes that recommendations by these companies’ managements generally are in shareholders’ best interests, and therefore in the best economic interests of MCM’s clients.

5. In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. For example, in some circumstances, certain proxy proposals or recommendations by management, shareholders, or other proponents — such as, without limitation, proposals that would effect changes in corporate governance relating to anti-takeover measures, board election requirements, director qualifications, shared board and management responsibilities, capitalization changes, compensation programs, or other matters – could present circumstances in which management recommendations may not appear as closely aligned with shareholder interests as MCM in its sole discretion may deem desirable. In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation based on MCM’s analysis if in MCM’s view such a vote appears consistent with the best interests of clients. As further examples, in MCM’s sole discretion, it may vote against a management recommendation in order to, without limitation, support a shareholder proposal favoring safeguards against potential overreaching by management or enhancements of shareholder control that MCM believes are reasonable or appropriate, or vote against management in order to oppose management proposals that are not shareholder-friendly in MCM’s view.

6. MCM periodically reassesses its views of the management teams of the companies that it invests in for clients. A decision to vote against a particular management recommendation or to otherwise abstain or take no action on a proxy proposal does not necessarily signal a departure from MCM’s general view that a management team is serving the best interests of shareholders. If MCM concludes, in its sole discretion, that a company’s management team no longer appears to be serving shareholders’ best interests, MCM may take any action it deems appropriate, including, without limitation, awaiting further developments, voting against selected management recommendations, or selling shares of the company.

Procedures: Use of an Independent Service Provider

7. MCM may engage an independent service provider to assist with the administrative and ministerial aspects of proxy voting. The independent service provider may perform functions that include, without limitation, voting proxies for MCM in accordance with MCM’s instructions based on MCM’s Proxy Voting policy, maintaining records of proxy votes, and assisting in preparing certain reports. To avoid the possibility that MCM’s proxy votes could be affected by potential conflicts of interest that may exist between an independent service provider and a proxy issuer, MCM generally does not cause such a service provider to vote proxies for MCM based on the service provider’s recommendations (although MCM may do so in certain circumstances discussed in “Alternative Procedures for Potential Material Conflicts of Interest” below).

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Procedures: Voting/Abstention/No Action/Other Exceptions

8. MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed as intended under MCM’s Proxy Voting policy and procedures. MCM employs a number of measures, including certain reconciliations and other cross-check procedures, to attempt to verify that proxies are voted or otherwise processed as intended, although such checks may not be feasible or reliable in some cases because of the complexity of the proxy voting process. MCM’s ability to vote or otherwise process proxies may be limited by many factors, including MCM’s dependence on custodians and independent proxy voting service providers to assist in processing proxies. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by a client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.

9.a MCM may process some proxies without voting them, such as by making a decision to abstain or take no action on such proxies (or on certain proposals within such proxies). For example, if MCM has decided to sell the shares of a company, MCM generally may abstain from voting proxies or may take no action on proxies issued by the company. If MCM receives proxies relating to securities acquired as a result of an account transition (such as, without limitation, securities delivered into a newly opened MCM account that were selected by the client or by a previous adviser), MCM generally may choose to abstain or take no action on the proxies because the related shares may not be retained in the account for a substantial period of time. MCM also may abstain or take no action on proxies issued for other securities that MCM did not select for a client portfolio (such as, without limitation, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM).

9.b. MCM may abstain or take no action on proxies (or on certain proposals within such proxies) in other circumstances. MCM may determine, for example, that abstaining or taking no action on proxies is appropriate if voting may be unduly burdensome or expensive, such as when foreign proxy issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain or take no action when voting may not be in the best interests of clients in MCM’s view, or as an alternative to voting with (or against) management.

10. The procedures in this policy generally apply to all proxy voting matters over which MCM has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.

Alternative Procedures for Potential Material Conflicts of Interest

11. In certain circumstances, such as when the issuer or other proponent of a proxy proposal is also a client of MCM, an appearance might arise of a potential conflict between MCM’s interests and the interests of affected clients in how the proxies of that issuer are voted.

12. MCM seeks to vote or otherwise process proxies in the best interests of its clients, and believes that any potential conflict of interest would not actually affect MCM’s voting of the proxies.

13. Nevertheless, when MCM is aware that a material conflict of interest (as defined in section 3.a. and 3.b. above) between MCM’s interests and clients’ interests may appear to exist, MCM generally will, to avoid any appearance concerns, follow an alternative procedure rather than vote or otherwise process ballots in accordance with its own determinations. Such an alternative procedure generally would involve either:

(i) Directing an independent service provider to cause the proxies of those MCM client accounts that MCM is responsible for processing to be “echo voted” or “mirror voted” in the same proportion as the votes of other proxy holders if the service provider indicates it can do so; or

B-19

(ii) Directing the proxies of those MCM client accounts that MCM is responsible for processing to be voted in accordance with the recommendations of an independent service provider that MCM may use to assist in voting proxies. This procedure will only be used if it can be determined that the independent service provider appears able to make such recommendations and vote in an impartial manner. In making this determination, MCM may (1) require the independent service provider to represent or otherwise demonstrate that the service provider faces no conflict of interest with respect to the vote, or (2) ask the independent service provider to disclose to MCM relevant facts concerning the firm’s relationship with the proxy issuer or other persons and certify that the service provider has taken steps to ensure that no actual conflicts exist.

MCM will document the identification of any material conflict of interest and its procedure for resolving the particular conflict.

14. In unusual cases, MCM may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:

(i) Notifying affected clients of the conflict of interest (if it is reasonably feasible to do so), and seeking a waiver of the conflict to permit MCM to vote the proxies;

(ii) Abstaining or taking no action on the proxies; or

(iii) Forwarding the proxies to clients so that clients may vote the proxies themselves.

Voting by Client Instead of MCM

15. An MCM client may vote its own proxies instead of directing MCM to do so. MCM recommends this approach if a client believes that proxies should be voted based on political or social interests or other client-specific considerations.

16. MCM generally cannot implement client proxy voting guidelines (and may instead encourage the client to vote its own proxies) if the client seeks to impose client-specific voting guidelines that may be inconsistent with MCM’s policy or with MCM’s vote-by-vote analysis.

17. MCM generally may abstain or will take no action on proxy votes relating to legal proceedings such as shareholder class actions or bankruptcy proceedings, or may refer such votes to clients

Persons Responsible for Implementing MCM’s Policy

18. MCM’s Client Services staff has primary responsibility for implementing MCM’s Proxy Voting policy and procedures, including ensuring that proxies are timely submitted. MCM also generally uses a service provider to assist in voting proxies, recordkeeping, and other matters.

19. Members of MCM’s Investment staff, such as security analysts generally review proxy proposals as part of their ongoing assessment of companies.

Recordkeeping

20.a. MCM or a service provider maintains, in accordance with Rule 204-2 under the Investment Advisers Act:

(i) Copies of all proxy voting policies and procedures;

(ii) Copies of proxy statements received (unless maintained elsewhere as described below);

(iii) Records of proxy votes cast on behalf of clients;

(iv) Documents prepared by MCM that are material to a decision on how to vote or memorializing the basis for a decision;

(v) Written client requests for proxy voting information, and

(vi) Written responses by MCM to written or oral client requests.

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20.b. MCM will document instances in which it identifies a material conflict of interest, as well as the procedure utilized for resolving the particular conflict. MCM’s Client Services Department also documents certain other non-routine proxy voting issues, including: (1) the basis for any decision in which MCM determines to vote against a management recommendation that does not involve general matters relating to corporate governance issues discussed in section 5 above; and (2) any decision to abstain or take no action on a proxy that is intended by MCM to demonstrate divergence from a management recommendation.

20.c. MCM will not document other, more routine instances in which it may take certain actions with respect to a particular proxy, including certain situations identified in this Proxy Voting policy and procedures. MCM generally will not document, for example, the basis for routine decisions to vote against general corporate governance issues, or to abstain or take no action on proxies in circumstances when foreign issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, when MCM has sold or determined to sell a security, when MCM did not select the securities for the client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM), or in other routine situations identified in section 9 above. MCM also cannot document decisions not to vote or otherwise process proxies that were not received in good order, not received in a timely fashion, or otherwise not processed for reasons beyond MCM’s control, such as in certain situations addressed in section 8 above.

21. MCM will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if MCM relies on the service provider to maintain related records.

22. MCM or its service provider may rely on the SEC’s EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S.-based issuers).

23. All proxy-related records will be maintained in an easily accessible place for five years (and at an appropriate office of MCM or a service provider for the first two years).

Availability of Policy and Proxy Voting Records to Clients

24. MCM will initially inform clients of this policy and provide information regarding how a client may learn of MCM’s voting record for the client’s securities through summary disclosure in Part II of MCM’s Form ADV. Upon receipt of a client’s request for more information, MCM will provide the client with a copy of this Proxy Voting policy. Reports describing how MCM voted proxies for the client during the period since this policy was adopted are also available upon request.

*         *         *

MCM’s Chief Compliance Officer will review this policy at least annually to determine whether it should be amended or updated. Any amendments to this policy require the written approval of the Chief Compliance Officer.

Approved by:	/s/ Steven Carlson
Title:	Chief Compliance Officer
Effective Date:	October 1, 2004

Policy Amended:	February 10, 2006
Approved by:	/s/ Steven Carlson
Title:	Chief Compliance Officer
Effective Date:	February 10, 2006

Policy Amended:	July 19, 2006
Approved by:	/s/ Steven Carlson
Title:	Chief Compliance Officer
Effective Date:	July 19, 2006

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Columbia Management®

COLUMBIA FUNDS SERIES TRUST

Class A, Class B, Class C, Class R and Class Z Shares

STATEMENT OF ADDITIONAL INFORMATION

July 1, 2007

International/Global Equity Funds Columbia Global Value Fund Columbia Marsico International Opportunities Fund Columbia Multi-Advisor International Equity Fund

This SAI is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Funds’ prospectuses. It provides information about the share classes of the International/Global Equity Funds listed above, each of which are series of the Trust. The annual reports for the Funds, which include the Funds’ audited financial statements dated February 28, 2007, are hereby incorporated by reference into this SAI.

Copies of any Fund’s prospectus may be obtained without charge by writing Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiafunds.com.

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC and includes the Funds’ prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.columbiafunds.com, or by searching the SEC’s website at www.sec.gov. The “Company Name” that investors should search for on the SEC’s website is “Columbia Funds Series Trust.”

The SAI generally contains information about the Funds that the SEC has concluded is not required to be in the Funds’ prospectuses, but that investors may nevertheless find useful. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment advisor sub-advisor(s) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Fund’s brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, sale and pricing of Fund shares; and

•	the application of federal income tax laws.

If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
Administrator	CMA
Advisor	CMA, the Funds’ investment advisor, or a Fund’s Sub-Advisor, as the context may require
AMEX	American Stock Exchange
BA Advisors	Banc of America Advisors, LLC
BACAP	Banc of America Capital Management, LLC
BACAP Distributors	BACAP Distributors, LLC
BAFT	Banc of America Funds Trust, a registered investment company in the Columbia Funds Family
BAI	Banc of America Investment Services, Inc.
Bank of America	Bank of America Corporation
BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.
BNY	The Bank of New York
Board	The Trust’s Board of Trustees
Brandes	Brandes Investment Partners, L.P., the Sub-Advisor to certain of the Funds
Causeway	Causeway Capital Management LLC, the Sub-Advisor to certain of the Funds
CFST	The Trust
CFTC	Commodity Futures Trading Commission
CFVIT I	Columbia Funds Variable Insurance Trust I, a registered investment company in the Columbia Funds Family
CMA	Columbia Management Advisors, LLC (formerly known as BACAP)
CMD	Columbia Management Distributors, Inc. (formerly known as BACAP Distributors)
CMG	Columbia Management Group, LLC, the primary investment division of Bank of America

Glossary

CMIT	Columbia Funds Master Investment Trust, a registered investment company in the Columbia Funds Family
CMOs	Collateralized mortgage obligations
CMS	Columbia Management Services, Inc.
Code	Internal Revenue Code of 1986, as amended
Code(s) of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act
Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by CMA or its affiliates and principally underwritten by CMD
Companies	Two or more of BAFT, CFVIT I, CMIT or the Trust, as the context may require
Company	Any one of BAFT, CFVIT I, CMIT or the Trust, as the context may require
Custodian	State Street
Distributor	CMD
Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares
Domestic Equity Fund(s)	One or more of the domestic equity Funds in the Columbia Funds Family
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
Feeder Fund(s)	One or more of the series of CFST that invests all of its assets in a corresponding Master Portfolio that is a series of CMIT
Fitch	Fitch Investors Service, Inc.
FNMA	Federal National Mortgage Association
Fund	One of the open-end management investment companies (listed on the front cover of this SAI) that is a series of the Trust
Funds	Two or more of the open-end management investment companies (listed on the front cover of this SAI) that is a series of the Trust
Global Value Fund	Columbia Global Value Fund
GNMA	Government National Mortgage Association
Index Fund(s)	One or more of the index Funds in the Columbia Funds Family
International/Global Equity Fund(s)	One or more of the international/global equity Funds in the Columbia Funds Family
Investment Advisory Agreement	The investment advisory agreement between the Trust, on behalf of its Funds, and CMA
Investment Sub-Advisory Agreement(s)	The investment sub-advisory agreement(s) among the Trust on behalf of its Fund(s), CMA and a Sub-Advisor, as the context may require
IRS	United States Internal Revenue Service
LIBOR	London Interbank Offered Rate
Marsico	Marsico Capital Management, LLC, the Sub-Advisor to certain of the Funds
Marsico International Opportunities Fund	Columbia Marsico International Opportunities Fund
Master Portfolio(s) )	One or more of the open-end investment companies that is a series of CMIT
Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family that is not the subject of this SAI
Moody’s	Moody’s Investors Service, Inc.
Multi-Advisor International Equity Fund	Columbia Multi-Advisor International Equity Fund
NRSRO	Nationally recognized statistical ratings organization (such as Moody’s or S&P)
NYSE	New York Stock Exchange
PFPC	PFPC Inc.
Pricing and Bookkeeping Agreement	The pricing and bookkeeping agreement between the Trust, on behalf of its Funds, and CMA
Putnam	Putnam Investment Management, LLC
REIT	Real estate investment trust

Glossary

S&P	Standard & Poor’s Corporation
SAI	This Statement of Additional Information
SEC	United States Securities and Exchange Commission
Selling Agent	Banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor
Servicing Agent	Banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor
SMBS	Stripped mortgage-backed securities
State Street	State Street Bank and Trust Company
Stephens	Stephens Inc.
Sub-Advisor(s)	One or more of the investment sub-advisors engaged by the Advisor on behalf of a Fund, as the context may require
Transfer Agent	CMS
Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of its Funds, and CMS
The Trust	Columbia Funds Series Trust (or CFST), the registered investment company in the Columbia Funds Family to which this SAI relates
Trustee(s)	One or more Trustees of the Trust

ABOUT THE TRUST

The Trust is a registered investment company in the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in all major asset classes and has approximate total assets in excess of $312 billion as of [            ], 2007.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

Each Fund identified on the cover of this SAI is a series of the Trust and each has a fiscal year end of February 28th. Prior to August 2006, each Fund had a fiscal year end of March 31st.

ABOUT THE FUNDS’ INVESTMENTS

Each of the Funds is an open-end management investment company and each of the Funds is diversified.

The investment objectives, principal investment strategies, and the principal investment risks associated with those strategies for each Fund, are discussed in each Fund’s prospectus.

See Capital Stock and Other Securities for a listing and description of the classes of shares that each Fund offers, including shareholder rights.

Certain Investment Activity Limits

The overall investment activities of CMA and its affiliates may limit the investment opportunities for a Fund in certain markets in which limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, a Fund’s activities also may be restricted because of regulatory restrictions applicable to CMA and its affiliates, and/or their internal policies.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for the Funds supplements the discussion in the prospectuses for the Funds. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding a qualitative investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset, except for borrowings and other instruments that may give rise to leverage which are monitored on an ongoing basis.

Fundamental Investment Policies

1.	Each Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

2.	Each Fund may not purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	Each Fund may not purchase or sell commodities, except that a Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4.	Each Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

5.	Each Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6.	Each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

7.	Each Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Non-Fundamental Investment Policies

1.	Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Any Fund that is purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act or an exemptive order granting relief from Section 12(d)(1)(G) will not purchase shares of a registered open-end investment company in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2.	Each Fund may not invest or hold more than 15% (10% in the case of a Money Market Fund) of the Fund’s net assets in illiquid securities. For this purpose, illiquid securities include, among others: (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale; (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days; and (c) repurchase agreements not terminable within seven days.

3.	Each Fund may invest in futures or options contracts regulated by the CFTC for: (i) bona fide hedging purposes within the meaning of the rules of the CFTC; and (ii) for other purposes if, as a result, no more than 5% of a Fund’s net assets would be invested in initial margin and premiums (excluding amounts “in-the-money”) required to establish the contracts.

4.	Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund’s total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily.

5.	Each Fund may not make investments for the purpose of exercising control of management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

6.	Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (selling securities short “against the box”) or the Fund segregates assets in the amount at least equal to the underlying security or asset.

7.	To the extent a Fund is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to a Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by CMA may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2.	Pursuant to an exemptive order dated September 5, 2003, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Permissible Investments and Related Risks

Each Fund’s prospectus identifies and summarizes the individual types of securities in which the Fund invests as part of its principal investment strategies and the risks associated with such investments.

The table below identifies for each Fund the types of securities in which it is permitted to invest. If a type of security identified for a Fund is not described in the Fund’s prospectus, the Fund may invest no more than 10% of the Fund’s total assets in such security type. The Fund may invest in the types of securities described in its prospectus without regard to the 10% limitation.

Permissible Fund Investments

Investment Type	Global Value Fund	Marsico International Opportunities Fund	Multi-Advisor International Equity Fund
Asset-Backed Securities		✓
Below Investment Grade Securities	✓	✓	✓
Common Stock		✓
Convertible Securities	✓	✓	✓
Corporate Debt Securities	✓	✓	✓
Derivatives	✓	✓	✓
Dollar Roll Transactions	✓	✓
Foreign Securities		✓	✓
Mortgage-Backed Securities		✓
Other Investment Companies		✓	✓
Pass-Through Securities	✓	✓
Preferred Stock		✓	✓
Private Placements / other Illiquid Securities	✓	✓	✓
REITs and Master Limited Partnerships	✓	✓	✓
Reverse Repurchase Agreements	✓	✓
Variable- and Floating-Rate Instruments	✓	✓
When-Issued Purchases, Delayed Delivery and	✓	✓	✓
Forward Commitments
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓

Descriptions of the individual types of securities (including the risks and other considerations associated with them) in which the specified Funds may invest, are set forth below.

Asset-Backed Securities

Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or other parties or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables (CARs) and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted. See also About the Funds’ Investments – Permissible Investments and Related Risks – Mortgage-Backed Securities.

The risks of investing in asset-backed securities depend upon payment of the underlying loans by the individual borrowers (i.e., the backing asset). For example, the underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described under About the Funds’ Investments – Permissible Investments and Related Risks – Mortgage-Backed Securities for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities typically do not have the benefit of the same direct security interest in the underlying collateral as do mortgage-backed securities.

In addition, as a purchaser of an asset-backed security, a Fund generally will have no recourse against the entity that originated the loans in the event of default by a borrower. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

Below Investment Grade Securities

Low investment grade (e.g., BBB by S&P) and below investment grade securities, also known as “junk bonds,” (e.g., BB or lower by S&P) are more speculative in nature than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities are issued by companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low investment grade, below investment grade and comparable unrated securities: (a) will likely have some quality and protective characteristics that, in the judgment of the NRSRO, are outweighed by large uncertainties or major risk exposures to adverse conditions; and (b) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. See also About the Funds’ Investments – Permissible Investments and Related Risks – Corporate Debt Securities.

A Fund may invest in low investment grade and below investment grade securities that are also convertible securities. See About the Funds’ Investments – Permissible Investments and Related Risks – Convertible Securities.

The yields on low investment grade, below investment grade and comparable unrated securities generally are higher than the yields available on investment grade securities. However, investments in low investment grade, below investment grade and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, with respect to these types of securities, a Fund may be more dependent on credit analysis than is the case for higher quality bonds.

The market values of certain low investment grade, below investment grade and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, issuers of low investment grade, below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default by such issuers is significantly greater because low investment grade, below investment grade and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low investment grade, below investment grade and comparable unrated securities may diminish a Fund’s ability to: (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Although the general market for low investment grade, below investment grade and comparable unrated securities is no longer new, the market for such securities has not yet weathered a major sustained economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could severely disrupt the market for such securities and adversely affect the value of such securities. Any such economic downturn also could severely and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

Because certain low investment grade and below investment grade securities also may be foreign securities, some of which may be considered debt securities from emerging markets countries, there are certain additional risks associated with such investments. See About the Funds’ Investments – Permissible Investments and Related Risks – Foreign Securities.

Common Stock

Common stock are units of equity ownership of a public company. Owners are typically entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. However, ownership of common stock does not entitle the owner to involvement in the day-to-day operations of the company. Common stock of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, like the NYSE, AMEX or the Nasdaq Stock Market. Domestic and foreign corporations may also choose to list their companies, and have their shares traded, on foreign exchanges, like the London Stock Exchange or Tokyo Stock Exchange.

Investments by a Fund in common stocks are subject to stock market risk, which is the risk that the value of the stocks that the Fund holds, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, like changes in earnings or management.

With respect specifically to “common” stock, in the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and “preferred” stock take precedence over the claims of those who own common stock. On the other hand, common stock tends to have greater potential for appreciation.

Common stock investments also present the risk inherent in investing in a particular company. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Common stock of these companies may have a higher potential for gains but also carry more risk. For those Funds that invest primarily in these types of companies, these risks can have a more acute effect on the value of the Fund’s shares.

Common stock investments also present the risks inherent in investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector, which is to say that when market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the common stock of those companies in that industry sector tend to go up. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ common stock to drop. For those Funds that focus their investments in a particular industry, these industry-related risks can have a significant effect on the value of these Funds’ shares.

Convertible Securities

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted within a specified period of time (typically for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. They also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Convertible securities entitle the holder to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security generally is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a comparable nonconvertible fixed income security). The investment value is determined by, among other things, reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock in the sense that its market value will not be influenced greatly by fluctuations in the market price of the underlying security into which it can be converted. Instead, the convertible security’s price will tend to move in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is significantly above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying stock. In that case, the convertible security’s price may be as volatile as that of the common stock. Because both interest rate and market movements can influence its value, a convertible security is not generally as sensitive to interest rates as a similar fixed income security, nor is it generally as sensitive to changes in share price as its underlying stock.

A Fund may invest in convertible securities that are below investment grade (e.g., rated B or below by S&P). See also About the Funds’ Investments – Permissible Investments and Related Risks – Below Investment Grade Securities.

A Fund’s investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid—that is, a Fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the Fund. A Fund’s investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. For issues where the conversion of the security is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities are often rated below investment grade or are not rated, and therefore may be considered speculative investments. Companies that issue convertible securities are usually small to medium size, and accordingly carry the capitalization risks described in About the Funds’ Investments – Permissible Investments and Related Risks – Common Stock. In addition, the credit rating of a company’s convertible securities is generally lower than that of its conventional debt securities. Convertible securities are normally considered “junior” securities—that is, the company usually must pay interest on its conventional corporate debt before it can make payments on its convertible securities. Some convertible securities are particularly sensitive to interest rate changes when their predetermined conversion price is much higher than the issuing company’s common stock.

See also About the Funds’ Investments – Permissible Investments and Related Risks – Common Stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities usually issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

See also the sub-sections entitled Foreign Securities, Variable- and Floating-Rate Instruments and Money Market Instruments within About the Funds’ Investments – Permissible Investments and Related Risks.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it’s due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while making payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Derivatives

Derivatives are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity like gold), or a market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants and swap contracts. For more information about each type of derivative see the sections in this SAI that describe such securities.

A Fund may use derivatives for a variety of reasons, including: to enhance its return, to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); to protect its unrealized gains reflected in the value of its portfolios securities; to facilitate the sale of such securities for investment purposes; and/or to manage the effective maturity or duration of its portfolio.

A Fund may use any or all of these investment techniques and may purchase different types of derivative securities at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as the use of derivatives is a function of numerous variables including market conditions.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. Also, the Fund’s use of derivatives to leverage risk may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

The most common, traditional types of derivatives are futures and option contracts, which a Fund may utilize for a variety of reasons including for hedging purposes: risk reduction: securities exposure: to enhance return; to enhance liquidity; to reduce transaction costs; or for other reasons.

Futures and options investing are highly specialized activities that entail greater than ordinary investment risks. For example, futures and options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in a future or an option may be subject to greater fluctuation than an investment in the underlying instruments themselves.

With regard to futures, the risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss

(or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

With regard to options, an option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument, as described below, until the option expires or the optioned instrument is delivered upon exercise. The writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, the Fund will realize a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If a call option written by a Fund is exercised, the proceeds of the sale of the underlying instrument will be increased by the net premium received when the option was written and the Fund will realize a gain or loss on the sale of the underlying instrument. If a put option written by a Fund is exercised, the Fund’s basis in the underlying instrument will be reduced by the net premium received when the option was written.

With regard to both futures and options contracts, positions may be closed out only on an exchange which provides a secondary market for such contracts. However, there can be no assurance that a liquid secondary market will exist for any particular contract at any specific time. Thus, it may not be possible to close a position. In the case of a futures contract, for example, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

In addition, there is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

The successful use of futures and options on stock indices by a Fund will be subject to the ability of the Advisor or the Sub-Advisor(s) to correctly predict movements in the directions of the stock market. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund therefore bears the risk that future market trends will be incorrectly predicted. In addition, a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, each Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices.

Each Fund will comply with SEC guidelines regarding coverage for these instruments and, if the guidelines so require, maintain cash or liquid securities with its Custodian in the prescribed amount.

Futures: Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security (including a single stock) or index at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC, a U.S. Government agency. Although many fixed income futures contracts call for actual delivery or acceptance of the underlying securities at a specified date (stock index futures contracts do not permit delivery of securities), the contracts are normally closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian in order to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. Each Fund expects to earn interest income on its margin deposits.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities currently owned or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities. Regulations of the CFTC applicable to the Funds require that all of their futures transactions constitute bona fide hedging transactions except to the extent that the aggregate and initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the respective Fund’s portfolio.

A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates.

Options: A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

A primary difference between stock options and index options becomes evident when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange, the NYSE, the AMEX, the Pacific Stock Exchange and the Philadelphia Stock Exchange. A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

Options on Futures: A Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Dollar Roll Transactions

Under a mortgage “dollar roll,” a Fund sells mortgage-backed securities for delivery in a given month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the “roll” period, a Fund forgoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (the drop) as well as by the interest earned on the cash proceeds of the initial sale. See also About the Funds’ Investments – Permissible Investments and Related Risks – Mortgage-Backed Securities.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under an agreement may decline below the repurchase price. Also, these transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Foreign Securities

Foreign securities include debt, equity or derivative securities determined by an issuer’s domicile, its principal place of business, the source of its revenue or other factors.

Foreign securities may pose risks greater than those typically associated with an equity, debt or derivative security due to: (1) the sometimes extreme volatility of foreign markets; (2) fluctuations in currency exchange rates, which can impact the value of foreign securities denominated in foreign currencies and U.S. dollars; (3) the fact that foreign securities may be less liquid than domestic securities; (4) generally higher brokerage commissions, custodial and other fees; (5) the possibility of limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments; and (6) potentially confiscatory withholding taxes. Other risks include delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls, and that foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

Certain of the risks associated with investments in foreign securities are heightened with respect to investments in emerging markets countries. Political and economic structures in many emerging market countries, such as those in Eastern Europe, the Middle East, Latin America, Asia and Africa, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Their securities markets may be less developed and more thinly traded and their economies less mature. As such, emerging market securities can be more volatile than securities in more developed markets. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

As noted, foreign securities also involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may purchase or sell forward foreign currency exchange contracts in order to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Fund may also purchase and sell foreign currency futures contracts and related options. See the discussion of futures and options in About the Funds’ Investments – Permissible Investments and Related Risks – Derivatives.

A Fund also may purchase American Depository Receipts (ADRs), Global Depository Receipts (GDRs) and European Depositary Receipts (EDRs) (collectively Depositary Receipts). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in Depositary Receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Forward foreign currency exchange contracts: Forward foreign currency exchange contracts establish an exchange rate at a future date. A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of the security (a “transaction hedge”). In addition, when a foreign currency suffers a substantial decline against the U.S. dollar, a Fund may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. When it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a “position hedge”).

A Fund may, however, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the securities are denominated (a “cross-hedge”).

Foreign currency hedging transactions are attempts to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized should the value of the hedged currency increase.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (1) bank obligations; (2) funding agreements; (3) repurchase agreements; (4) U.S. Government obligations; and (5) certain corporate debt securities, such as commercial paper, corporate bonds and extendible commercial notes; (6) asset-backed securities; and (7) municipal securities. Such instruments also may be structured to be, what would not otherwise be, a money market instrument by modifying the maturity of a security or interest rate adjustment feature to come within permissible limits.

Money market mutual funds (i.e., funds that comply with Rule 2a-7 of the 1940 Act) are permitted to purchase most money market instruments, subject to certain credit quality, maturity and other restrictions.

See also the sub-sections entitled Corporate Debt Securities, Repurchase Agreements, and Asset-Backed Securities, and U.S. Government Obligations within About the Funds’ Investments – Permissible Investments and Related Risks.

Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans. See About the Funds’ Investments – Permissible Investments and Related Risks – Pass-Through Securities.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (Ginnie Mae or GNMA), Federal National Mortgage Association (Fannie Mae or FNMA) or Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. Its objective is to increase the affordability of home mortgage funds for low- and middle-income home buyers. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the federal government. For example, the pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The corporation’s stock is owned by savings institutions across the U.S. and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of interest and ultimately collection of principal only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations (CMOs) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively referred to hereinafter as Mortgage Assets). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets. All references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities (SMBS) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including, among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

Other Investment Companies

In seeking to attain their investment objectives, certain Funds may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, its rules and regulations and any exemptive orders obtained by the Funds from the SEC. See also About the Funds’ Investments – Exemptive Orders.

The 1940 Act generally requires that each Fund limit its investments in another investment company or series thereof so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (c) not more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by the Fund or by the company as a whole.

A Fund may purchase shares of exchange-traded funds (ETFs), which are a type of investment company. A Fund may purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts – to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. A Fund may also purchase ETF shares for other purposes, including improving its ability to track its underlying index.

Each Fund also may purchase shares of the Money Market Funds pursuant to the 1940 Act and the regulations thereunder. These investments are generally on a short-term basis. CMA and its affiliates are entitled to receive fees from the Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds for services provided directly. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information about the Funds’ investments in the Money Market Funds and other Columbia Funds.

A Fund may derive certain advantages from being able to invest in shares of other investment companies; for example, this ability may allow the Fund to gain exposure to a type of security. It also may facilitate a Fund being fully invested. However, there may be certain disadvantages; for example, it may cost more in terms of fees. That is to say, a shareholder may be charged fees not only on the Fund shares held directly, but also on the mutual fund shares that the Fund purchases. Whether any anticipated return from such an investment will outweigh the costs of purchasing such mutual fund shares when deciding to invest will be considered by the Funds.

Feeder Funds and Master Portfolios: The 1940 Act also permits, under certain conditions, a Fund to invest all of its assets in another mutual fund in what is called a master/feeder structure. If a Fund entered into this structure and became a Feeder Fund, it would invest all of its assets in a corresponding Master Portfolio with the same investment objective, principal investment strategies and risks. Each of the Master Portfolios in the Columbia Funds Family is a separate series of CMIT. Other entities (e.g., other investment companies, commingled trust funds, institutional and certain individual investors), along with the Master Portfolios, may invest in the Master Portfolios from time to time. Accordingly, there may also be other investment companies, as well as other investment vehicles, besides the Feeder Funds, through which you can invest in a Master Portfolio, which may have higher or lower fees and expenses than a Feeder Fund, and may therefore have different performance results than a Feeder Fund.

The primary advantages of the master/feeder structure are potential economies of scale—that is to say, the larger asset size of a Master Portfolio may allow it to purchase securities and engage in brokerage transactions on more favorable terms than might otherwise be available to a Feeder Fund alone, as well as to, over time, enjoy other benefits associated with achieving economies of scale.

However, there are certain considerations and risks that are inherent in the master/feeder structure. For example, each Feeder Fund is potentially liable for certain legal obligations of the Master Portfolio in which it invests. The risk of the Feeder Fund’s incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and a Master Portfolio itself is unable to meet its obligations. Accordingly, the Board believes that neither a Feeder Fund nor its shareholders should be adversely affected by reason of the Feeder Fund’s investing in a Master Portfolio. As with any mutual fund, other investors in the Master Portfolios could control the results of voting at the Master Portfolio level in certain instances (e.g., a change in fundamental policies by the Master Portfolio which was not approved by the Fund’s shareholders). This could lead a Feeder Fund to decide to withdraw its investment in the Master Portfolio. A Feeder Fund also may withdraw its investment in a Master Portfolio at any time if the Board determines that it is in the best interest of the Feeder Fund to do so. Upon such withdrawal, the Board would consider what action might be taken, including the investment of all of the assets of the Feeder Fund in another pooled investment entity having the same (or similar) investment objective, principal investment strategies and risks as the Feeder Fund or the hiring of an investment advisor to manage the Feeder Fund’s assets in accordance with its investment objective and principal investment strategies. Further, the withdrawal of other entities that may from time to time invest in the Master Portfolios could have an adverse effect on the performance of such Master Portfolios and their corresponding Feeder Fund, such as decreased economies of scale, and increased per share operating expenses.

When a Feeder Fund is required to vote as an interest holder of the Master Portfolio, current regulations provide that in those circumstances the Feeder Fund may either pass-through the vote to its shareholders or the Feeder Fund may vote its shares in the Master Portfolio in the same proportion of all other security holders in the Master Portfolio.

An investment in an ETF generally presents the same primary risks as an investment in an open-end investment company that is not exchange traded that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities held by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to an open-end investment company that is not exchange-traded: (i) the market price of the ETF’s shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Pass-Through Securities (Participation Interests and Company Receipts)

A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund may purchase modified pass-through GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates and guaranteed mortgage certificates. Participation certificates resemble GNMA Certificates in that the participation certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely payments of interest on the participation certificates and the full return of principal. Guaranteed mortgage certificates also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

FNMA issues guaranteed mortgage pass-through certificates. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by the FNMA as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

Except for guaranteed mortgage certificates, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securities holders, such as the Funds, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. Estimated prepayment rates will be a factor considered in calculating the average weighted maturity of a Fund which owns these securities. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

Preferred Stock

Preferred stock are units of ownership of a public corporation that pay dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. A passed dividend on noncumulative preferred stock is generally gone forever. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of common shares and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined every seven weeks in a dutch auction process by corporate bidders. Shares are typically bought and sold at face values ranging from $100,000 to $500,000 per share. Auction preferred stock is sometimes known by the proprietary name given by the relevant broker, e.g., Merrill Lynch’s AMPS (auction market preferred stock), Salomon Smith Barney’s DARTS or First Boston’s STARS. The potential benefits of APS include:

•	Reduced interest rate risk: Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.

•

Preservation of principal: The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently, the share price is not expected to fluctuate from par, however, the reset rate will reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.

•	Credit quality: Most corporate APS carry an investment grade credit rating from both Moody’s and S&P, municipal APS typically carry the highest credit rating from both Moody’s and S&P (Aaa/AAA).

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

•

Failed auction: Such a breakdown of the auction process is unlikely; however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectus and is typically influenced by the issuer’s credit rating. In a failed auction, current shareholders are generally unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that ‘unfail’ the process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: Although unlikely, the preferred shares are redeemable at any time, at the issuer’s option, at par plus accrued dividends.

See also the sub-sections entitled Common Stock and Convertible Securities within About the Funds’ Investments – Permissible Investments and Related Risks.

Private Placement Securities and Other Restricted Securities

Although many securities are offered publicly, some are offered privately only to certain qualified investors. Private placements may often offer attractive opportunities for investment not otherwise available on the open market. However, the securities so purchased are often “restricted,” i.e., they cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

Generally speaking, private placements may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Private placements may be considered illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that has been determined to be liquid under procedures approved by the Board). Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions.

Private placements are generally subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value due to the absence of a trading market.

Unlike public offerings, restricted securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

REITs and Master Limited Partnerships

A real estate investment trust, or REIT, is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls or loans on such properties. An equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A mortgage REIT specializes in lending money to owners of properties, and passes any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies are sometimes organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects.

Generally, a master limited partnership is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in a master limited partnership) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.

REITs may be affected by changes in the value of the underlying property owned or financed by the REIT; mortgage REITs also may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for preferential treatment under the Code.

The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Mortgage REITs are subject to the risk that mortgagors may not meet their payment obligations. Each investment also has its unique interest rate and payment priority characteristics. In addition, REITs are subject to unique tax requirements which, if not met, could adversely affect dividend payments. Also, in the event of a default of an underlying borrower or lessee, a REIT could experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

The risks of investing in a master limited partnership are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a master limited partnership than investors in a corporation. Additional risks involved with investing in a master limited partnership are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Repurchase Agreements

A repurchase agreement is a money market instrument that is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). Repurchase agreements may be viewed, in effect, as loans made by a Fund which are collateralized by the securities subject to repurchase. Typically, a Fund will enter into repurchase agreements only with commercial banks, registered broker/dealers and the Fixed Income

Clearinghouse Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest. See About the Funds’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

Repurchase Agreements are generally subject to counterparty risk, which is the risk that the counterparty to the agreement could default on the agreement. If a seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, if the seller becomes involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller or its assigns.

Pursuant to an exemptive order issued by the SEC, the Funds may “combine” uninvested cash balances into a joint account, which may be invested in one or more repurchase agreements.

Reverse Repurchase Agreements

A reverse repurchase agreement is a contract under which a Fund sells a security for cash for a relatively short period (usually not more than one week) subject to the obligation of the Fund to repurchase such security at a fixed time and price (representing the seller’s cost plus interest). Reverse repurchase agreements may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

U.S. Government Obligations

U.S. Government obligations include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and FNMA.

Because of their relative liquidity and high credit quality, U.S. Government obligations are often purchased by the Money Market Funds and can in some instances comprise almost all of their portfolios.

In the case of those U.S. Government obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment.

Variable- and Floating-Rate Instruments

These types of securities have variable- or floating-rates of interest and, under certain limited circumstances, may have varying principal amounts. Unlike a fixed interest rate, a variable or floating interest rate is one that rises and falls based on the movement of an underlying index of interest rates. For example, many credit cards charge variable interest rates, based on a specific spread over the prime rate. Most home equity loans charge variable rates tied to the prime rate.

Variable- and floating-rate instruments pay interest at rates that are adjusted periodically according to a specified formula; for example, some adjust daily and some adjust every six months. The variable- or floating-rate tends to decrease the security’s price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

In order to most effectively use these investments, the Advisor must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the Advisor incorrectly forecasts such movements, a Fund could be adversely affected by the use of variable- or floating-rate obligations.

When-Issued Purchases, Delayed Delivery and Forward Commitments

A Fund may agree to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities. These types of securities are those for which the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that the buyer enters into the commitment.

A Fund will make commitments to purchase securities on a when-issued or delayed delivery basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of a Fund starting on the date that the Fund agrees to purchase the securities. The Fund does not earn dividends on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment remains in effect.

Investment in securities on a when-issued or delayed delivery basis may increase the Fund’s exposure to market fluctuation and may increase the possibility that the Fund’s shareholders will suffer adverse federal income tax consequences if the Fund must engage in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous.

In delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but a Fund would not pay for such securities or start earning interest on them until they are delivered. However, when a Fund purchases securities on such a delayed delivery basis, it immediately assumes the risk of ownership, including the risk of price fluctuation. Failure by a counterparty to deliver a security purchased on a delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending upon market conditions, a Fund’s delayed delivery purchase commitments could cause its net asset value to be more volatile, because such securities may increase the amount by which the Fund’s total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceed its net assets.

Zero-Coupon, Pay-In-Kind and Step-Coupon Securities

A zero-coupon security is one that makes no periodic interest payments but instead is sold at a deep discount from its face value. There are many different kinds of zero-coupon securities. The most commonly known is the zero-coupon bond, which either may be issued at a deep discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons off a bond and sells the bond of the note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and the zero-coupon issue is marketed under such names as CATS (Certificate of

Accrual on Treasury Securities), TIGER (Treasury Investor Growth Receipt) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds are also issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages also exist; they work on the same principle as zero-coupon bonds—the CD holder or mortgage holder receives face value at maturity, and no payments until then.

Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

In general, owners of zero-coupon, step-coupon and pay-in-kind bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of these bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer, and are not required to act in concert with other holders of such bonds.

Generally, the market prices of zero-coupon, step-coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are the most volatile of all fixed income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying out interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than full-coupon bonds, because the bonds have locked in a particular rate of reinvestment that becomes more attractive the further rates fall. The greater the number of years that a zero-coupon security has until maturity, the less an investor has to pay for it, and the more leverage is at work for the investor. For example, a bond maturing in 5 years may double in value, but one maturing in 25 years may increase in value 10 times, depending on the interest rate of the bond.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments – Fundamental and Non-Fundamental Investment Policies.

The Funds participate in committed and uncommitted lines of credit provided by State Street (the Lines of Credit). Any advance under the Lines of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Information about specific borrowings, if any, by any particular Fund under the Uncommitted Line over the last fiscal year, if any, can be found in its Annual Report to Shareholders for the year ended February 28, 2007.

As noted above, pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

A Fund also may borrow money utilizing a reverse repurchase agreement transaction. See About the Funds’ Investments – Permissible Investments and Related Risks – Reverse Repurchase Agreements.

Under the uncommitted line of credit, as opposed to the committed line of credit, State Street is not obligated to lend money to a Fund. Accordingly, it is possible that a Fund may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

Short Sales

Each Fund may engage in short sales, which is the sale of a security or commodity futures contract not owned by the seller. The technique is used in order to take advantage of an anticipated decline in the price or to protect a profit in a long-term position. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

A Fund will sometimes sell securities short when the Fund owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.”

A Fund’s successful use of short sales will be subject to the ability of the Advisor to correctly predict movements in the directions of the relevant market. A Fund that engages in short selling therefore bears the risk that the Advisor will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, the Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that the Fund will not incur significant losses in such a case.

Short sales “against the box” entail many of the same risks and considerations described above. However, when a Fund sells short “against the box” it typically limits the amount of securities that the Fund has leveraged.

Lending Securities

For various reasons, including to enhance a Fund’s return, a Fund may lend its portfolio securities to broker/dealers and other institutional investors. Loans are typically made pursuant to agreements that require the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Such loans may not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the Fund’s total assets. A Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the collateral. However, a Fund will normally pay lending fees to such broker/dealers and related expenses from the interest earned on invested collateral. The Money Market Funds do not engage in securities lending.

Securities lending transactions are generally subject to counterparty risk, which is the risk that the counterparty to the transaction could default. In other words, the risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, loans are made only to borrowers deemed to be of good standing and when, in the Advisor’s judgment, the income to be earned from the loan justifies the attendant risks.

Temporary Defensive Positions

Each Fund may temporarily invest in money market instruments or hold cash while it is investing defensively. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective.

See also About the Funds’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

For each Fund’s portfolio turnover rate, see the Financial Highlights section in the prospectus for that Fund.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings by the Funds, CMA and their affiliates. These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interest of Fund shareholders and to address conflicts between the interests of a Fund’s shareholders, on the one hand, and those of CMA, CMD or any affiliated person of a Fund, on the other. These policies and procedures provide that Fund portfolio holdings information generally may not be disclosed to any party prior to: (1) the business day next following the posting of such information on the Funds’ website, if applicable, or (2) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board will be updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit CMA and the Funds’ other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of funds and include variations tailored to the different categories of funds. Under this tailored approach, some of the provisions described here do not apply to Funds covered by this SAI. CMA has also adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Funds’ portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Funds’ website. This information is available on the Funds’ website as described below.

•	For equity, convertible, balanced and asset allocation Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•	For fixed income Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•	For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

The Funds also disclose their largest holdings, as a percent of the Funds’ portfolios, as of month-end on their website generally within 15 days after such month-end; with the equity Funds posting their largest 10-15 holdings, the balanced Funds posting their largest 5 equity holdings, and certain fixed income Funds posting their top 5-15 holdings.

The scope of the information provided pursuant to the Funds’ policies relating to each Fund’s portfolio that is made available on the website may change from time to time without prior notice.

The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Fund’s fiscal year). Shareholders may obtain the Funds’ Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, the Funds’ Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

With respect to the variable insurance trusts, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

The Funds, CMA and their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Funds’ website or no earlier than the time the Funds file such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Funds’ policies and procedures provide that no disclosures of the Funds’ portfolio holdings may be made prior to the holdings information being made public unless (1) the Funds have a legitimate business purpose for making such disclosure, (2) the Funds’ chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, are considered: (1) that any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of CMA; (2) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of CMA, CMD or any affiliated person of a Fund, on the other; and (3) that prior disclosure to a third party, although subject to a confidentiality agreement, would not make lawful conduct that is otherwise unlawful.

In addition, the Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to CMA and its affiliates, these service providers include the Funds’ sub-advisors, the Funds’ independent registered public accounting firm, legal counsel, financial printers, the Funds’ proxy solicitor, the Funds’ proxy voting service provider, and rating agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds may also disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Funds currently have ongoing arrangements with certain approved recipients to disclose portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure and is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Funds’ chief executive officer. These special arrangements are shown in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Electra Information Systems	None	Use of holdings information for trade reconciliation purposes.	Daily
Standard & Poor’s	None	Vendor uses to maintain ratings for certain Money Market Funds.	Weekly
InvestorTools, Inc.	None	Access to holdings granted solely for the purpose of testing back office conversion of trading systems.	Real time
ING Insurance Company	None	Access to holdings granted for specific Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

ONGOING PORTFOLIO HOLDINGS DISCLOSURE ARRANGEMENTS

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Glass-Lewis	None	Glass-Lewis receives holdings information in connection with testing the firm’s proxy services.	Daily
CMS Bondedge	None

CMS Bondedge is the vendor for an application used by CMA’s Fixed Income Portfolio Management team as an analytical and trading tool. CMS Bondedge may receive holdings information to assist in resolving technical difficulties with the application.

Ad-hoc
Linedata Services, Inc.	None	Linedata is the software vendor for the LongView Trade Order Management System. Linedata may receive holdings information to assist in resolving technical difficulties with the application.	Ad-hoc
JP Morgan	None	JP Morgan provides the High Yield team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly
Malaspina Communications	None	Vendor uses to facilitate writing, publishing, and mailing Fund shareholder reports and communications including shareholder letter and management’s discussion of Fund performance.	Quarterly
Data Communique	None	Vendor uses to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.	Quarterly
Evare LLP	None	Evare obtains account information for purposes of standardizing and reformatting data according to CMA’s specifications for use in the reconciliation process.	Daily
Factset Data Systems, Inc.	None	FactSet provides quantitative analytics, charting and fundamental data to CMA. FactSet requires holdings information to provide the analytics.	Daily
RR Donnelly/WE Andrews	None	Printers for the Funds’ prospectuses, supplements, SAIs, fact sheets, brochures.	Monthly
Merrill and Bowne	None	Printers for the Funds’ prospectuses, supplements, and SAIs.	Monthly
Merrill Corporation	None	Provides fulfillment of the Funds’ prospectuses, supplements, SAIs, and sales materials.	Monthly
Citigroup	None	Citigroup is the software vendor for Yield Book, an analytic software program. CMA uses Yield Book to perform ongoing risk analysis and management of certain fixed income Funds and fixed income separately managed accounts.	Daily
Mellon Analytical Solutions	None	Provides portfolio characteristics to assist in performance reviews and reporting.	Monthly

INVESTMENT ADVISORY AND OTHER SERVICES

Advisor and Investment Advisory Services

CMA (formerly known as Banc of America Capital Management, LLC or BACAP) is the investment advisor to the Funds. CMA is a wholly owned subsidiary of CMG, which in turn is a wholly owned subsidiary of Bank of America, a financial services holding company organized as a Delaware corporation. The principal offices of CMA are located at 100 Federal Street, Boston MA 02110.

Services Provided

Pursuant to the terms of the Trust’s Investment Advisory Agreement, CMA, as investment advisor to the Funds, is responsible for the overall management and supervision of the investment management of each Fund and individually selects and manages the investments of the Funds for which no sub-advisor is employed. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

The Investment Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Advisory Agreement became effective with respect to each Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The respective Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by CMA on 60 days’ written notice.

Advisory Fee Rates and Fees Paid

The Funds pay CMA an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Fund – Primary Service Providers in each Fund’s prospectus. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. For those Funds that have investment sub-advisors, CMA, in turn, from these fees it receives, pays investment sub-advisors for the services they provide to each Fund based on the percentage of the average daily net assets of each Fund, as set forth in the Investment Sub-Advisory Agreement(s).

CMA also may pay amounts from its own assets to CMD or to selling or servicing agents for services they provide.

CMA received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to CMA, the advisory fees waived and expense reimbursements, where applicable, for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007).

Advisory Fees Paid for the Fiscal Period Ended February 28, 2007

Fund	Amount Paid	Amount Waived	Reimbursed by Advisor
Global Value Fund	$	$	$

Marsico International Opportunities Fund	$	$	$

Multi-Advisor International Equity Fund	$	$	$

CMA received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to CMA, the advisory fees waived and expense reimbursements, where applicable, for the fiscal year ended March 31, 2006.

Advisory Fees Paid for the Fiscal Year Ended March 31, 2006

Fund	Amount Paid		Amount Waived		Reimbursed by Advisor		Other Reimbursements (a)
Global Value Fund		$		$		$		$

Marsico International Opportunities Fund	$		$		$		$

Multi-Advisor International Equity Fund	$		$		$		$

(a)

These fees were reimbursed by CMA in connection with a commitment by Bank of America to return certain fees to any Fund that was the subject of a market timing agreement, irrespective or not as to whether or not there was an independent determination of any negative impact to any Fund shareholders.

CMA received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to CMA, the advisory fees waived and expense reimbursements, where applicable, for the fiscal year ended March 31, 2005.

Advisory Fees Paid for the Fiscal Year Ended March 31, 2005

Fund	Amount Paid	Amount Waived	Reimbursed by Advisor	Other Reimbursements (a)

Global Value Fund	$	$	$	$

Marsico International Opportunities Fund	$	$	$	$

Multi-Advisor International Equity Fund	$	$	$	$

(a)

These fees were reimbursed by CMA in connection with a commitment by Bank of America to return certain fees to any Fund that was the subject of a market timing agreement, irrespective or not as to whether or not there was an independent determination of any negative impact to any Fund shareholders.

Portfolio Manager(s)

The following provides additional information about the CMA portfolio manager(s) responsible for making the day-to-day investment decisions for the Funds as identified in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus.

Compensation

As of the Funds’ most recent fiscal year end, the CMA portfolio managers received all of their compensation from the Advisor and its parent company, CMG, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A CMA portfolio manager’s bonus is variable and is generally based on (1) an evaluation of the manager’s investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one-, three- and five year performance of mutual funds and other accounts under the portfolio manager’s oversight relative to the benchmarks and peer groups noted below, emphasizing the manager’s three- and five-year performance. The Advisor may also consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For CMA portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

The size of the overall bonus pool each year is determined by CMG and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor’s profitability for the year, which is influenced by assets under management.

CMA Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. CMA and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher-fee accounts.

Potential conflicts of interest may also arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to CMA’s Code of Ethics and certain limited exceptions, CMA’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the Funds and the other accounts the portfolio manager oversees.

A potential conflict of interest may arise when a portfolio manager purchases or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, CMA’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities purchased or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), may be seen to involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. CMA and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another CMA-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts overseen by its portfolio manager(s). Depending on another account’s objectives or other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for other accounts at the same time. More rarely, a portfolio manager may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest that Advisor’s portfolio managers are subject to are similar to the potential conflicts of interest related to the activities of the Advisor and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

Sub-Advisor(s) and Investment Sub-Advisory Services

Marsico

Marsico is located at 1200 17th Street, Suite 1600, Denver, CO 80202. Marsico was organized in September 1997 as a registered investment advisor and became a wholly owned indirect subsidiary of Bank of America in January 2001. Marsico provides investment management services to other mutual funds and private accounts and, as of December 31, 2005, had approximately $63 billion under management. Thomas F. Marsico is the founder and Chief Executive Officer of Marsico. Marsico is the Sub-Advisor to Marsico International Opportunities Fund and a portion of the Multi-Advisor International Equity Fund.

Services Provided

Pursuant to the terms of the Investment Sub-Advisory Agreement, Marsico selects and manages the respective investments of the Funds for which it serves as sub-advisor. Marsico performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

The Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of a the Sub-Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Sub-Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by CMA on 60 days’ written notice.

CMA, from the investment advisory fees it receives, pays Marsico for the services it provides to a Fund based on the percentage of the average daily net assets of that Fund, as set forth in the Investment Sub-Advisory Agreement. CMA also may pay amounts from its own assets to CMD or to selling or servicing agents for services they provide.

Sub-Advisory Rates and Fees Paid

The maximum advisory fee rate payable by each Fund, along with the actual advisory fee rate (after taking into account any waivers) paid by a Fund last fiscal year, are shown in the Funds’ prospectuses in the section entitled Management of the Fund – Primary Service Providers. Sub-advisory fees paid to affiliated sub-advisors are not required to be shown. Accordingly, the sub-advisory rates for and sub-advisory fees paid to Marsico are not shown.

Marsico Portfolio Manager(s)

The following provides additional information about the Marsico portfolio manager(s) responsible for making the day-to-day investment decisions for certain of the Funds, as identified in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus.

Compensation

Marsico’s portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, the compensation of the Marsico portfolio managers consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico’s overall profitability for the period, and (2) individual achievement and contribution.

Marsico portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Marsico portfolio managers do not receive special consideration based on the performance of particular accounts and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are rewarded through salary readjustments and greater participation in the bonus pool. Marsico portfolio manager compensation comes solely from Marsico. In addition to his salary and bonus, Mr. Marsico may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.

Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, to encourage a long-term horizon for managing portfolios, Marisco evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may be significant in determining Marsico portfolio manager compensation include, without limitation, effectiveness of the manager’s leadership within Marsico’s investment team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

Performance Benchmarks

Portfolio Manager	Primary Benchmark(s)	Secondary Benchmark	Morningstar Category (Peer Group)
James G. Gendelman

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Marsico portfolio manager(s) managed, as of February 28, 2007.

Other Accounts Managed by the Marsico Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets

James G. Gendelman (a)

James G. Gendelman (b)

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Marsico International Opportunities Fund.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Multi-Advisor International Equity Fund.

The following table shows the number and assets of other investment accounts (or portions of investment accounts) for which the Marsico portfolio manager(s) compensation is based on performance, as of February 28, 2007.

Other Accounts Managed by the Marsico Portfolio Manager(s) for which Compensation is Based on Performance

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets

James G. Gendelman (a)

James G. Gendelman (b)

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Marsico International Opportunities Fund.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Multi-Advisor International Equity Fund.

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Marsico portfolio manager(s).

Marsico Portfolio Manager Ownership of the Columbia Funds Family as of February 28, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
James G. Gendelman

Marsico Portfolio Managers and Potential Conflicts of Interest

As a general matter, Marsico faces the same need to balance the interests of different clients that any investment advisor with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline.

The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, Marisco seeks to allocate such trades to all participating client accounts in a fair and equitable manner. With respect to initial public offerings and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

Brandes

Brandes is the Sub-Advisor to Global Value Fund. Brandes is 100% beneficially owned either directly or indirectly, by senior professionals of the firm. The principal offices of Brandes are located at 11988 El Camino Real, Suite 500, San Diego, California 92130.

Services Provided

Pursuant to the terms of the Investment Sub-Advisory Agreement, Brandes selects and manages the respective investments of each Fund for which it serves as Sub-Advisor. Brandes performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

The Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Sub-Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Sub-Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by CMA on 60 days’ written notice.

CMA, from the investment advisory fees it receives, pays Brandes for the services it provides to a Fund based on the percentage of the average daily net assets of that Fund, as set forth in the Investment Sub-Advisory Agreement. CMA also may pay amounts from its own assets to CMD or to selling or servicing agents for services they provide.

Sub-Advisory Rates and Fees Paid

The maximum advisory fee rate payable by each Fund, along with the actual advisory fee rate (after taking into account any waivers) paid by each Fund last fiscal year, is shown in each Fund’s prospectus in the section entitled Management of the Fund – Primary Service Providers.

Brandes received sub-advisory fees from CMA for its services as reflected in the following chart, which shows the net sub-advisory fees paid to Brandes, the advisory fees waived and expense reimbursements where applicable for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007).

Sub-Advisory Fees Paid for the Fiscal Period Ended February 28, 2007

	Amount Paid	Amount Waived	Reimbursed by Advisor
Global Value Fund

Brandes received sub-advisory fees from CMA for its services as reflected in the following chart, which shows the net sub-advisory fees paid to Brandes, the advisory fees waived and expense reimbursements where applicable for the fiscal year ended March 31, 2005.

Sub-Advisory Fees Paid for the Fiscal Year Ended March 31, 2006

	Amount Paid	Amount Waived	Reimbursed by Advisor
Global Value Fund

Brandes received sub-advisory fees from CMA for its services as reflected in the following chart, which shows the net sub-advisory fees paid to Brandes, the advisory fees waived and expense reimbursements where applicable for the fiscal year ended March 31, 2005.

Sub-Advisory Fees Paid for the Fiscal Year Ended March 31, 2005

	Amount Paid	Amount Waived	Reimbursed by Advisor
Global Value Fund

Brandes Portfolio Manager(s)

The following provides additional information about the Brandes portfolio manager(s) responsible for making the day-to-day investment decisions for certain of the Funds, as identified in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus.

Compensation

Brandes’ compensation structure for portfolio managers/analysts is three-fold: competitive base salaries, participation in an annual bonus plan, and eligibility for participation in the firm’s equity through partnership or phantom equity. Compensation is fixed. Participation in the annual bonus plan is linked to a number of qualitative and quantitative evaluation criteria. The criteria include research productivity, performance of portfolio management professionals, and the attainment of client service goals.

Performance Benchmarks

Portfolio Manager	Primary Benchmark(s)	Secondary Benchmark	Morningstar Category (Peer Group)
W. James Brown
Glenn R. Carlson
Keith Colestock
Brent V. Woods
William Pickering
Douglas C. Edman
Amelia M. Morris
Brent Fredberg

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Brandes portfolio manager(s) managed, as of February 28, 2007.

Other Accounts Managed by the Brandes Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
W. James Brown
Glenn R. Carlson
Keith Colestock
Brent V. Woods
William Pickering
Douglas C. Edman
Amelia M. Morris
Brent Fredberg

The following table shows the number and assets of other investment accounts (or portions of investment accounts) for which the Brandes portfolio manager(s) compensation is based on performance, as of February 28, 2007.

Other Accounts Managed by the Brandes Portfolio Manager(s) for which Compensation is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
W. James Brown
Glenn R. Carlson
Keith Colestock
Brent V. Woods
William Pickering
Douglas C. Edman
Amelia M. Morris
Brent Fredberg

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Brandes portfolio manager(s).

Brandes Portfolio Manager Ownership of the Columbia Funds Family as of February 28, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
W. James Brown
Glenn R. Carlson
Keith Colestock
Brent V. Woods
William Pickering
Douglas C. Edman
Amelia M. Morris
Brent Fredberg

Brandes Portfolio Managers and Potential Conflicts of Interest

For a small number of accounts, Brandes may be compensated based on the profitability of the account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Brandes with regard to other accounts where the Advisor is paid based on a percentage of assets in that the Brandes portfolio manager may have an incentive to allocate securities preferentially to the accounts where Brandes might share in investment gains. In order to address these potential conflicts, Brandes’ investment decision-making and trade allocation policies and procedures are designed to ensure that none of Brandes’ clients are disadvantaged in Brandes’ management of accounts. Additionally, Brandes’ internal controls are tested on a routine schedule as part of the firm’s Compliance Monitoring Program

It is possible that at times identical securities will be held by more than one fund and/or account. If the Brandes portfolio managers identify a limited investment opportunity that may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, Brandes has adopted procedures for allocating portfolio transactions across multiple accounts. For client accounts, including the Fund, that are able to participate in aggregated transactions, Brandes utilizes a rotational trading system to execute client transactions in order to provide, over the long-run, fair treatment for each client account.

Brandes portfolio managers may invest in a fund or other account that they are involved in the management of and a conflict may arise where they may therefore have an incentive to treat the fund that they invest in preferentially as compared to other accounts. In order to address this potential conflict, Brandes’ investment decision-making and trade allocation policies and procedures are designed to ensure that none of Brandes’ clients are disadvantaged in Brandes’ management of accounts.

Causeway

Causeway is co-investment Sub-Advisor to approximately half of the assets of Multi-Advisor International Equity Fund. Causeway is a registered investment advisor with approximately $16.158 billion in assets under management as of June 30, 2006. Causeway has its principal offices at 11111 Santa Monica Boulevard, Suite 1550, Los Angeles, CA 90025.

Services Provided

Pursuant to the terms of the Investment Sub-Advisory Agreement, Causeway selects and manages the respective investments of each Fund for which it serves as Sub-Advisor. Causeway performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

The Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Sub-Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Sub-Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by CMA on 60 days’ written notice.

CMA, from the investment advisory fees it receives, pays Causeway for the services it provides to a Fund based on the percentage of the average daily net assets of that Fund, as set forth in the Investment Sub-Advisory Agreement. CMA also may pay amounts from its own assets to CMD or to selling or servicing agents for services they provide.

Sub-Advisory Rates and Fees Paid

The maximum advisory fee rate payable by each Fund, along with the actual advisory fee rate (after taking into account any waivers) paid by each Fund last fiscal year, is shown in each Fund’s prospectus in the section entitled Management of the Fund – Primary Service Providers.

Causeway received sub-advisory fees from CMA for its services as reflected in the following chart, which shows the net sub-advisory fees paid to Causeway, the advisory fees waived and expense reimbursements where applicable for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007). Sub-advisory fees paid to affiliated Sub-Advisors are not required to be shown; accordingly, sub-advisory fees paid to Marsico on behalf of the Multi-Advisor International Equity Fund are not shown separately.

Sub-Advisor Fees Paid for the Fiscal Period Ended February 28, 2007

	Amount Paid	Amount Waived	Reimbursed by Advisor
Multi-Advisor International Equity Fund

Causeway received sub-advisory fees from CMA for its services as reflected in the following chart, which shows the net sub-advisory fees paid to Causeway, the advisory fees waived and expense reimbursements where applicable for the fiscal year ended March 31, 2006. Sub-advisory fees paid to affiliated Sub-Advisors are not required to be shown; accordingly, sub-advisory fees paid to Marsico on behalf of the Multi-Advisor International Equity Fund are not shown separately.

Sub-Advisory Fees Paid for the Fiscal Year Ended March 31, 2006

	Amount Paid	Amount Waived	Reimbursed by Advisor
Multi-Advisor International Equity Fund

Causeway (or its predecessors) received sub-advisory fees from CMA for its services as reflected in the following chart, which shows the net sub-advisory fees paid to Causeway, the advisory fees waived and expense reimbursements where applicable for the fiscal year ended March 31, 2005. Sub-advisory fees paid to affiliated Sub-Advisors are not required to be shown; accordingly, sub-advisory fees paid to Marsico on behalf of the Multi-Advisor International Equity Fund are not shown separately.

Sub-Advisory Fees Paid for the Fiscal Year Ended March 31, 2005

	Amount Paid	Amount Waived	Reimbursed by Advisor
Multi-Advisor International Equity Fund
(INVESCO) (a)
(Causeway) (b)

(a)	The sub-advisory agreement with INVESCO was terminated as of May 10, 2004.
(b)	Causeway became an investment sub-advisor to the Fund effective May 11, 2004.

Causeway Portfolio Manager(s)

The following provides additional information about the Causeway portfolio manager(s) responsible for making the day-to-day investment decisions for certain of the Funds, as identified in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus.

Compensation

Ms. Ketterer and Mr. Hartford, the Chief Executive Officer and President of Causeway, respectively, and Causeway’s two senior portfolio managers, receive annual salary and are entitled, as controlling owners of the firm, to distributions of the firm’s profits based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng and Durkin receive salary, incentive compensation and distributions of firm profits based on their minority ownership interests. Salary and incentive compensation are determined by the firm’s Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. No specific formula is used and salary and incentive compensation are not based on the specific performance of Causeway’s portion of the Multi-Advisor International Equity Fund or any single client account managed by Causeway. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution and client service contribution.

Performance Benchmarks

Portfolio Manager	Primary Benchmark(s)	Secondary Benchmark	Morningstar Category (Peer Group)
Harry W. Hartford
Sarah H. Ketterer
James A. Doyle
Kevin V. Durkin
Jonathan P. Eng

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Causeway portfolio manager(s) managed, as of February 28, 2007.

Other Accounts Managed by the Causeway Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Harry W. Hartford
Sarah H. Ketterer
James A. Doyle
Kevin V. Durkin
Jonathan P. Eng

The following table shows the number and assets of other investment accounts (or portions of investment accounts) for which the Causeway portfolio manager(s) compensation is based on performance, as of February 28, 2007.

Other Accounts Managed by the Causeway Portfolio Manager(s) for which Compensation is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Harry W. Hartford
Sarah H. Ketterer
James A. Doyle
Kevin V. Durkin
Jonathan P. Eng

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Causeway portfolio manager(s).

Causeway Portfolio Manager Ownership of the Columbia Funds Family as of February 28, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Harry W. Hartford
Sarah H. Ketterer
James A. Doyle
Kevin V. Durkin
Jonathan P. Eng

Causeway Portfolio Managers and Potential Conflicts of Interest

The Causeway portfolio managers also provide investment management services to other accounts, including corporate, pension, public, Taft-Hartley, endowment and foundation, mutual fund, charitable, private trust, wrap fee program, and other institutional and individual accounts including their personal accounts (collectively, “Other Accounts”). In managing the Other Accounts, the Causeway portfolio managers may employ an investment strategy similar to that used in managing the Causeway portion of the Multi-Advisor International Equity Fund, subject to certain variations in investment restrictions. The Causeway portfolio managers purchase and sell securities for the Causeway portion of the Multi-Advisor International Equity Fund that they may also recommend to Other Accounts. The Causeway portfolio managers may at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts may pay higher management fee rates than the Causeway Segment or pay performance-based fees to Causeway. All of the Causeway portfolio managers have personal investments in Causeway International Value Fund, which is managed and sponsored by Causeway. Ms. Ketterer and Mr. Hartford hold a controlling interest in Causeway’s equity and Messrs. Doyle, Eng and Durkin have minority interests in Causeway’s equity.

Actual or potential conflicts of interest may arise from the Causeway portfolio managers’ management responsibilities with respect to Other Accounts. These responsibilities may cause Causeway portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts may provide an incentive to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest, including policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information, as well as a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.

Administrator

CMA serves as Administrator of the Funds. Prior to August 22, 2005, BACAP Distributors was the Funds’ administrator and BNY was the Funds’ sub-administrator.

Services Provided

Pursuant to the Administration Agreement, CMA has agreed to, among other things, (i) maintain office facilities for the Funds, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Trust, (iii) furnish corporate secretarial services to the Trust, including coordinating the preparation and distribution of materials for Board meetings, (iv) coordinate the provision of legal advice to the Trust with respect to regulatory matters, (v) coordinate the preparation of reports to each Fund’s shareholders and the SEC, including annual and semi-annual reports, (vi) coordinate the provision of services to the Trust by the Transfer Agent and the Custodian, and (vii) generally assist in all aspects of the Trust’s operations, (viii) compute each Fund’s net asset value and net income, (ix) accumulate information required for the Trust’s reports to shareholders and the SEC, (x) prepare and file the Trust’s federal and state tax returns, (xi) perform monthly compliance testing for the Trust, and (xii) prepare and furnish the Trust monthly broker security transaction summaries and transaction listings and performance information. The Administration Agreement provides that CMA shall not be liable to the Funds or to their shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty on the part of either CMA.

The Administration Agreement became effective with respect to each Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Administration Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Administration Agreement may be terminated by a vote of a majority of the Trustees or by CMA, on 60 days’ written notice without penalty. The Administration Agreement is not assignable without the written consent of the other party.

Administration Fee Rates and Fees Paid

The Administrator serves under an Administration Agreement which provides that the Administrator may receive fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the table below.

CMA Administration Fee Rates

Fund	Administration Fee Rate
Global Value Fund
Marsico International Opportunities Fund
Multi-Advisor International Equity Fund

Each percentage amount is of the average daily net assets of a Fund. CMA also may pay amounts from its own assets to selling or servicing agents for services they provide.

The table set forth below states the net administration fees paid to CMA for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007).

Administration Fees Paid for the Fiscal Period Ended February 28, 2007

Fund	Amount Paid	Amount Waived
Global Value Fund
Marsico International Opportunities Fund
Multi-Advisor International Equity Fund

The table set forth below states the net administration fees paid to BACAP Distributors (the former administrator for the Funds) for the fiscal year ended March 31, 2006.

Administration Fees Paid for the Fiscal Year Ended March 31, 2006

Fund	Amount Paid	Amount Waived
Global Value Fund
Marsico International Opportunities Fund
Multi-Advisor International Equity Fund

The table set forth below states the net administration fees paid to BACAP Distributors (the former administrator for the Funds) for the fiscal year ended March 31, 2005.

Administration Fees Paid for the Fiscal Year Ended March 31, 2005

Fund	Amount Paid	Amount Waived
Global Value Fund
Marsico International Opportunities Fund
Multi-Advisor International Equity Fund

Pricing and Bookkeeping Agent

CMA is responsible for providing certain pricing and bookkeeping services to the Funds.

Services Provided

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with the Advisor pursuant to which the Advisor monitors, budgets and approves Fund expenses, provides oversight of the performance by State Street of accounting and financial reporting services, and provides services related to the Sarbanes-Oxley Act of 2002. Under the Services Agreement, the Funds reimburse the Advisor for out-of-pocket expenses, direct internal costs relating to fund accounting oversight, monitoring, budgeting and approving Fund expenses, and direct internal costs incurred in connection with the Sarbanes-Oxley Act of 2002.

Effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with the Advisor and State Street (the “Financial Reporting Services Agreement”) pursuant to which State Street provides financial reporting services, such as the preparation of a Fund’s financial information for shareholder reports and SEC filings. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with the Advisor and State Street (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services, including but not limited to, the recording of general ledger entries and the calculation of daily expenses and income. Under the State Street Agreements, each Fund pays State Street annual fees for these services, payable monthly, totaling $38,000 plus an additional fee based on an annualized percentage rate of such Fund’s assets. Under the State Street Agreements, these fees payable to State Street will not exceed $140,000 annually in the aggregate for such Fund.

Prior to December 15, 2006, the Funds had a Pricing and Bookkeeping Agreement and an amended Administration Agreement with CMA. Under these agreements, the Funds continued to receive substantially the same pricing, bookkeeping and administrative services as they received under the Administration Agreement prior to December 1, 2005.

Pricing and Bookkeeping Fee Rates and Fees Paid

For services provided under the prior Pricing and Bookkeeping Agreement, the Funds paid to CMA, or to such other person(s) as CMA directed, an annual fee, payable monthly, consisting of: (i) a Fund accounting fee of $25,000 plus an additional monthly fee based on a Fund’s net asset value (the “Fund Accounting Fee”); and (ii) a financial reporting service of $13,000 (the “Financial Reporting Fee”). Additionally, the Funds bore certain reimbursable costs and expenses as provided in the Pricing and Bookkeeping Agreement and the Administration Agreement. The aggregate Fund Accounting and Fund Reporting Fees could not exceed $140,000 (exclusive of out-of-pocket expenses and charges) for a Fund.

The table set forth below states the net pricing and bookkeeping fees paid to State Street under the Services Agreement and to CMA under the prior Pricing and Bookkeeping Agreement for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007).

Pricing and Bookkeeping Fees Paid for the Fiscal Period Ended February 28, 2007

Fund	Amount Paid to State Street	Amount Paid to CMA	Amount Waived
Global Value Fund
Marsico International Opportunities Fund
Multi-Advisor International Equity Fund

The table set forth below states the net pricing and bookkeeping fees paid to CMA from December 1, 2005, the date that CMA was engaged as Pricing and Bookkeeping Agent, through March 31, 2006, for the fiscal year ended March 31, 2006. Prior to December 1, 2005, pricing and bookkeeping agency services were provided by CMA under the Administration Agreement.

Pricing and Bookkeeping Fees Paid for the Fiscal Year Ended March 31, 2006

Fund	Amount Paid	Amount Waived
Global Value Fund
Marsico International Opportunities Fund
Multi-Advisor International Equity Fund

Principal Underwriter/Distributor

CMD is the Principal Underwriter and Distributor of the shares of the Funds. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement became effective with respect to a Fund after approved by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions

The following table shows the underwriting commissions paid to the Distributor by all Columbia Funds it serves, as well as amounts the Distributor retained, during the Funds’ three most recent fiscal years.

Underwriting Commissions Paid by the Columbia Funds

Fund	Amount Paid	Amount Retained by Distributor
Fiscal Period Ended February 28, 2007 *
Fiscal Year Ended March 31, 2006
Fiscal Year Ended March 31, 2005

*	The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown here are for the eleven-month period ended February 28, 2007.

The following table shows all commissions and other compensation received by CMD from each Fund for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007).

Underwriting Commissions Paid by the Funds as of Fiscal Period Ended February 28, 2007

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Global Value Fund
Marsico International Opportunities Fund
Multi-Advisor International Equity Fund

[Caution Hand Icon] Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus, the Advisor, Administrator, Distributor and Transfer Agent are all affiliates of Bank of America and receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which is included as an exhibit to Part C of the Funds’ registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses, for example. As relevant, these conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds in connection with their respective products and services. In addition, Part IA of the Advisor’s Form ADV, which it must file with the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. The Part IA of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest that could affect the Funds may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory management services it provides for clients and customers other than the Funds. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. Potential conflicts of interest that may exist include, among others, the following:

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Funds. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to funds and accounts that are similar to those provided to the Funds. The Advisor and Bank of America’s other investment management affiliates (including Marsico and Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other customers and clients of Bank of America and its affiliates are separately and potentially divergently managed and there is no assurance that any investment advice Bank of America and its affiliates give to other clients and customers will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the multi-advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to a Fund and/or investment decisions made for a Fund by the Advisor or other Bank of America affiliate may differ from, or may conflict with, advice given to and/or investment decisions made for other funds or accounts. As a result, the performance of a Fund may differ from the performance of other funds or accounts advised by affiliates of Bank of America. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of a Fund. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other funds or accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which a Fund is invested. For example, a Fund may hold equity securities of a company while another fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, the Fund might, for example, prefer that the company reorganize while the other fund or account might prefer the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

        Investment transactions made on behalf of other funds or accounts advised by Bank of America and its affiliates also may have a negative effect on the value, price or investment strategies of a Fund. For example, this could occur if another fund or account implements an investment decision ahead of, or at the same time as, a Fund and causes the Fund to experience less favorable trading results than it otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by Bank of America and its affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as a Fund. In this situation, the allocation of, and competition for, investment opportunities among a Fund and other funds and/or accounts advised/managed by Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures intended to provide for the fair allocation of investment opportunities among the Funds and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – CMA Portfolio Managers and Potential Conflicts of Interests.

Bank of America and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – CMA Portfolio Managers and Potential Conflicts of Interests.

Certain products and services, so-called “soft dollar services” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials), that the Advisor receives from broker/dealers in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other funds or accounts, as well as the relative compensation paid by a Fund.

Bank of America and its affiliates may act as investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, Bank of America and its affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other funds, accounts and relationships could potentially create incentives to favor those other funds and accounts over the Funds. Trades made by Bank of America and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by Bank of America and its affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Similarly, while the Advisor endeavors to make all proxy voting decisions with respect to the possible interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless favor the interests of the other funds and accounts, and/or clients and customers, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients and customers, including the Funds, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to a Fund. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Funds, Bank of America and its affiliates have adopted policies and procedures, and the Funds, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

        Subject to applicable regulatory requirements, the Fund may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Funds. For example, BAS may sell securities to a Fund from an offering in which it is an underwriter or from securities that it owns as a dealer.

Regulatory restrictions applicable to Bank of America and its affiliates may limit the Funds’ investment activities in various ways. For example, regulations regarding certain industries, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Funds and other funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Funds and/or other funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates implementing these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities.

A client not advised by Bank of America and its affiliates would not be subject to some of these considerations, and generally, as the Advisor’s investment advisory business and the other businesses of Bank of America and its affiliates grow, so does the potential that these internal policies will impact the Funds’ investment transactions. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable regulatory requirements, a Fund may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls) designed to implement legal and regulatory standards. Because of these limitations on the sharing of information between the different funds and accounts advised/managed by Bank of America and its affiliates, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Promoting and Using the Funds as Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Funds as investment options. For example, the Funds may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates. The Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are discussed in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates, where they are identified by a [Caution/Hand icon].

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Funds is generally based on the size of the Fund’s assets under management, and those assets will grow as shares of the Funds are sold, potential conflicts of interest may be raised.

Other Service Providers

Transfer Agent

CMS, P.O. Box 8081, Boston, Massachusetts 02286-8081, acts as Transfer Agent for each Fund’s shares. Prior to August 22, 2005, PFPC was the Transfer Agent for the Funds’ shares. Under the Transfer Agency Agreement, CMS provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. CMS receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for the Trust during the month and is reimbursed for out-of-pocket expenses, and the Trust may pay CMS the fees and expenses it pays to third-party dealer firms that maintain omnibus accounts with the Funds. In addition, CMS may also retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due CMS from shareholders of a Fund, and credits (net of bank charges) earned with respect to balances in accounts CMS maintains in connection with its services to the Funds.

CMS retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists CMS in carrying out its duties as Transfer Agent.

Custodian

State Street, Two Avenue de Lafayette, LCC/4S, Boston, Massachusetts 02111 acts as the Funds’ Custodian. Prior to June 13, 2005, BNY was the Funds’ Custodian. As Custodian, State Street maintains the Funds’ securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of such Funds for payments of dividends, distributions and redemptions, endorses and collects on behalf of such Funds all checks, and receives all dividends and other distributions made on securities owned by such Funds.

With respect to foreign custody activities, the SEC has amended Rule 17f-5 under the 1940 Act and adopted Rule 17f-7 to permit the Board to delegate certain foreign custody matters to foreign custody managers and to modify the criteria applied in the selection process. Accordingly, State Street serves as Foreign Custody Manager, pursuant to the Custodian Agreement, under which the Board retains the responsibility for selecting foreign compulsory depositories, although State Street agrees to make certain findings with respect to such depositories and to monitor such depositories.

Independent Registered Public Accounting Firm

The Trust issues unaudited financial information semi-annually and audited financial statements annually. The annual financial statements for the Funds fiscal year ended March 31, 2006 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, as the Trust’s independent registered public accounting firm to audit the Trust’s books and review its tax returns for the fiscal year ended February 28, 2008. The Funds’ annual reports for the fiscal period ended February 28, 2007 are incorporated herein by reference into this SAI.

Counsel

Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

Rule 12b-1 Plans

The Trust has adopted a Rule 12b-1, or distribution plan, for the Class A Shares, Class B Shares, Class C Shares and Class R Shares of the Funds that offer those classes. See Capital Stock and Other Securities for information about which Funds offer which classes of shares.

With respect to a Fund’s Class A Shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Funds.

With respect to a Fund’s Class B Shares, the Trust has adopted a distribution plan. The Class B Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class B Shares of the Funds.

With respect to a Fund’s Class C Shares, the Trust has adopted a distribution plan. The Class C Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class C Shares of the Funds.

With respect to a Fund’s Class R Shares, the Trust has adopted a distribution plan. The Class R Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.50% (on an annualized basis) of the average daily net asset value of the Class R Shares of the Funds.

Payments under the Class A Distribution and Servicing Plan, the Class A Distribution Plan, the Class B Distribution Plan and the Class C Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor’s or Selling Agents’ unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a Rule 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous fiscal year to be carried over to the current fiscal year.

The Funds participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

For the Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan, the Funds paid the following Rule 12b-1 fees to the Distributor for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007). The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Class A Shares – Rule 12b-1 Fees Paid for the Fiscal Period Ended February 28, 2007

Fund	Amount Paid	Amount Waived or Reimbursed
Global Value Fund
Marsico International Opportunities Fund
Multi-Advisor International Equity Fund

For the Class B Distribution Plan, the Funds paid the following Rule 12b-1 fees to the Distributor for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007). The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Class B Shares – Rule 12b-1 Fees Paid for the Fiscal Period Ended February 28, 2007

Fund	Amount Paid	Amount Waived or Reimbursed
Global Value Fund
Marsico International Opportunities Fund
Multi-Advisor International Equity Fund

For the Class C Distribution Plan, the Funds paid the following Rule 12b-1 fees to the Distributor for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007). The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Class C Shares – Rule 12b-1 Fees Paid for the Fiscal Period Ended February 28, 2007

Fund	Amount Paid	Amount Waived or Reimbursed
Global Value Fund
Marsico International Opportunities Fund
Multi-Advisor International Equity Fund

For the Class R Distribution Plan, the Funds paid the following Rule 12b-1 fees to the Distributor for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007). The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Class R Shares – Rule 12b-1 Fees Paid for the Fiscal Period Ended February 28, 2007

Fund	Amount Paid	Amount Waived or Reimbursed
Marsico International Opportunities Fund
Multi-Advisor International Equity Fund

Expense Limitations

CMA (or its predecessor) and/or CMD has committed to: (i) waive investment advisory fees and/or administration fees payable to it; and (ii) limit certain Fund level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the schedules below.

Fund Level Expense Commitment* - Period from August 1, 2006, to July 31, 2007

Fund
Global Value Fund**
Marsico International Opportunities Fund

*	Waivers of CMA advisory and/or administration fees and/or other expense reimbursements will result in the listed fund level expense commitments (excluding 12b-1 distribution/shareholder servicing/shareholder administration fees and the Board approved class specific account expense relating to R Shares).
**	CMA and CMD are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Codes of Ethics

The Trust, the Advisor, the Sub-Advisor(s) and CMD each have adopted a Code of Ethics which contains policies on personal securities transactions by “access persons,” including portfolio managers and investment analysts. These Codes of Ethics substantially comply in all material respects with recently amended Rule 17j-1 under the 1940 Act, which, among other things, provides that the Board must review each Code of Ethics at least annually.

The Codes of Ethics, among other things, prohibit each access person from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Fund, or (ii) was being purchased or sold by a Fund. For purposes of the Codes of Ethics, an access person means (i) a director or officer of the Trust, (ii) any employee of the Trust (or any company in a control relationship with the Trust) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Trust, and (iii) any natural person in a control relationship with the Trust who obtains information concerning recommendations made to the Trust regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Trust any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the Codes of Ethics generally require access persons, other than Independent Trustees, to submit reports to the Trust’s designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The Codes of Ethics for the Trust, the Advisor, the Sub-Advisor(s) and CMD are on public file with, and are available from, the SEC.

Proxy Voting Policies and Procedures

Information regarding how the Funds (except certain Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be available by August 31 of this year free of charge: (1) through the Funds’ website at www.columbiafunds.com; and (2) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s and any Sub-Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Funds, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Trust, the services of certain officers of the Trust and such other personnel (other than the personnel of the Advisor or the Sub-Advisor(s), if applicable) as are required for the proper conduct of the Trust’s affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Trust’s shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Trust.

The Trust pays or causes to be paid all other expenses of the Trust, including, without limitation: the fees of the Advisor, the Distributor, the Administrator and the Sub-Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Trust; brokerage commissions chargeable to the Trust in connection with Fund securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Trust to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its Funds’ shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Trust (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Trust’s shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Trust’s shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Trust’s operation unless otherwise explicitly assumed by the Advisor), the Administrator or the Sub-Administrator.

Expenses of the Trust which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

FUND GOVERNANCE

The Board of Trustees

Responsibilities

The Board of Trustees oversees the Funds. All of the Trustees are “independent,” meaning that they have no affiliation with Bank of America, its affiliates, or the Funds, apart from personal investments that most Trustees have made in certain of the Funds as private individuals. The Trustees are charged with the fiduciary duty of protecting shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen	Other Directorships Held by Trustee
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director – E.J. Boudreau & Associates (consulting), through current	79	None

William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	79	Director – Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President, Retail Banking – IndyMac Bancorp, Inc., from September 1999 to August 2003; Retired	79	None

R. Glenn Hilliard (Born 1943)Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer – Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer – ING Americas, from 1999 to April 2003; and Non-Executive Director & Chairman – Conseco, Inc. (insurance), from September 2004 through current	79	Director – Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation and Mickel Investment Group	79	Board Member – Piedmont Natural Gas

Standing Committees

The Trustee has three standing committees, including the Audit Committee, the Governance Committee and the Investment Committee.

The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Fund’s investment advisor(s), administrator(s) and other key service providers (other than the independent public accountant)) is primarily responsible for the preparation the financial statements of each Fund, and the independent public accountants are responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent public accountants are primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While each Audit Committee has the duties and powers set forth in the Audit Committee charter, each Audit Committee is not responsible for planning or conducting any Fund audit or for determining whether a Fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Funds’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for each Fund prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to each Fund by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the Securities Exchange Act of 1934 or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Fund’s independent auditor to the Fund’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. Each Trustee is a member of the Audit Committee. The Audit Committee members are all not “interested” persons (as defined in the 1940 Act). The Audit Committee met on five occasions during the last fiscal year.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment advisor or sub-advisor or any control affiliate thereof, including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. Each Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. Each Trustee is a member of the Governance Committee. The Governance Committee met on four occasions during the last fiscal year.

The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Advisor on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Funds; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Advisor; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee met on five occasions during the last fiscal year.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, and not on a per registered investment company or per fund basis, as shown in the table below.

Compensation for the Fiscal Period Ended February 28, 2007 *
Name of Trustee	Aggregate Compensation from the Trust (a)	Total Compensation from the Columbia Funds Complex Paid to Directors (b),(c)
Edward J. Boudreau, Jr.
William P. Carmichael
Minor M. Shaw
R. Glenn Hilliard
William A. Hawkins

*	The Funds changed their fiscal year end from March 31st to February 28th. The amounts shown are for the eleven-month period ended February 28, 2007.
(a)	All Trustees receive reasonable reimbursements for expenses related to their attendance at meetings of the Board.
(b)

The Trustees received compensation from four investment companies that are deemed to be part of the Columbia Funds “fund complex,” as that term is defined under Item 12 of Form N-1A: the Trust, BAFT, CFVIT I and CMIT.

(c)

Total compensation amounts include deferred compensation payable to or accrued to the following Trustees: Edward J. Boudreau, Jr., $[xxx,xxx]; William P. Carmichael , $[xxx,xxx]; Minor M. Shaw , $[xxx,xxx]; and R. Glenn Hilliard, $[xxx,xxx].

Columbia Funds Deferred Compensation Plan

Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the Deferred Compensation Plan), each Trustee may elect, on an annual basis, to defer all or any portion of the annual Board fees (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, in generally equal quarterly installments over a period up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee’s termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a lump sum as soon as practicable after the Trustee’s death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his deferral account, the balance of the amounts credited to his deferral account will be distributed to his designated beneficiary over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring Trustees have the status of unsecured creditors of the Trust.

Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Columbia Funds Family, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Edward J. Boudreau, Jr.
William P. Carmichael
William A. Hawkins
R. Glenn Hilliard
Minor M. Shaw

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years

Christopher L. Wilson (Born 1957) One Financial Center Boston, MA 02110	President and Chief Executive Officer	2004	President – Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2004; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (asset management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds

James R. Bordewick, Jr. (Born 1959) One Financial Center Boston, MA 02110	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America, since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management prior to April 2005

J. Kevin Connaughton (Born 1964) One Financial Center Boston, MA 02110	President and Chief Executive Officer	2004	Treasurer – Columbia Funds, since October 2003; Treasurer – the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 - December 2006; Vice President – Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds

Linda J. Wondrack (Born 1964) 100 Federal Street Boston, MA 02110	Senior Vice President, Secretary and Chief Legal Officer	2007	Director of the Advisor and Bank of America Investment Product Group Compliance since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management from August 2004 to May 2005; Managing Director, Deutsche Asset Management prior to August 2004

Officer Biographical Information

Name Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Michael G. Clarke (Born 1969) One Financial Center Boston, MA 02110	Senior Vice President, Chief Financial Officer and Treasurer	2004	Director of Fund Administration since January 2006; Managing Director of the Advisor from September 2004 to December 2005; Vice President of Fund Administration from June 2002 to September 2004; Vice President of Product Strategy and Development prior to September 2004

Stephen T. Welsh (Born 1957) One Financial Center Boston, MA 02110	Senior Vice President and Chief Compliance Officer	2004	Vice President – the Fund Companies; President – Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller – Columbia Management Services, Inc. prior to July 2004

Barry S. Vallan (Born 1969) One Financial Center Boston, MA 02110	Chief Accounting Officer and Assistant Treasurer	2006	Vice President – Fund Treasury of the Advisor since October 2004: Vice President – Trustee Reporting from April 2002 to October 2004; Management Consultant, PwC (independent registered accounting firm) prior to 2002

[Compensation]

[For three highest paid officers – to come]

[Sales Loads Discounts]

[Sales Loads — to come]

BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (which in this context refers to the investment sub-advisor(s) who make the day-to-day decisions for a Fund) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions, and for the allocation of brokerage in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The Funds are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interest of customer orders above the specialist’s own interest and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist may make a market in certain securities held by the Funds.

In placing orders for portfolio securities of a Fund, the Advisor gives primary consideration to obtaining the most favorable price and efficient execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instant and other transactions, and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services which are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have purchased any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Advisor with clients other than the Funds. Similarly, any research services received by the Advisor through the placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Funds. The Advisor is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided…viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker/dealer provide an advisor with lawful and appropriate assistance in the performance of its investment decision making responsibilities.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Funds.

Commission rates are established pursuant to negotiations with the broker/dealers based on the quality and quantity of execution services provided by the broker/dealer in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed. Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities which are suitable for more than one Fund as well as for one or more of the other clients of the Advisor. Investment decisions for each Fund and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

The Trust will not execute portfolio transactions through, or purchase or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator, the Administrator or its affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate purchase and sale orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions which are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, a Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that each Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (a) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (b) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (c) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds purchased by certain of the Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Funds may purchase securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to the Rule.

Particularly given the breadth of the Advisor’s investment management activities, investment decisions for each Fund are not always made independently from those for the other Funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to each Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following describes the types and amounts of brokerage commissions paid by the Funds during their three most recent fiscal years. In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

Fund	Fiscal Period Ended February 28, 2007 *	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Global Value Fund

Marsico International Opportunities Fund

Multi-Advisor International Equity Fund

*	The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown above are for the eleven-month period ended February 28, 2007.

The Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal period ended February 28, 2007 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of February 28, 2007 *

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission	Percentage of Aggregate Brokerage Commissions Paid to Broker/Dealer	Percentage of Aggregate Brokerage Transactions Effected through Broker/Dealer
Global Value Fund

Marsico International Opportunities Fund

Multi-Advisor International Equity Fund

*	The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown above are for the eleven-month period ended February 28, 2007.

The Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2006 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2006

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission	Percentage of Aggregate Brokerage Commissions Paid to Broker/Dealer	Percentage of Aggregate Brokerage Transactions Effected through Broker/Dealer
Global Value Fund

Marsico International Opportunities Fund

Multi-Advisor International Equity Fund

The following Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2005 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2006

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission	Percentage of Aggregate Brokerage Commissions Paid to Broker/Dealer	Percentage of Aggregate Brokerage Transactions Effected through Broker/Dealer
Global Value Fund

Marsico International Opportunities Fund

Multi-Advisor International Equity Fund

Directed Brokerage

A Fund or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Fund’s brokerage transactions to a broker/dealer because of the research services it provides the Fund or the Advisor.

During the fiscal period ended February 28, 2007, no Fund directed brokerage transactions.

Securities of Regular Broker/Dealers

In certain cases, the Funds as part of their principal investment strategy, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of February 28, 2007, the Funds owned securities of its “regular brokers or dealers” or their parents, as defined in Rule 10b-1 of the 1940 Act, shown in the table below.

Investments in Securities of Regular Broker/Dealers as of February 28, 2007

Fund	Broker/Dealer	Dollar Amount of Securities Held
Global Value Fund

Marsico International Opportunities Fund

Multi-Advisor International Equity Fund

Additional Investor Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor may pay significant amounts to financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a Fund’s transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a Rule 12b-1 Plan. As of September 1, 2005, the Trust’s Board has authorized the Funds to pay up to 0.11% of this amount. Such payments will be made by the Fund to its transfer agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Fund’s transfer agent, distributor or their affiliates will pay, from their own resources, amounts in excess of the amount paid by the Fund to financial intermediaries in connection with the provision of these additional shareholder services and other services (See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information including a list of the financial intermediaries, as of the date of this SAI, receiving such payments).

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with CMD or one of its affiliates.

The Funds may also make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described below under Brokerage Allocation and Other Practices – Investor Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with CMD or one of its affiliates.

CMD and its affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary may also receive payments described above in Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, CMD and its affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as more fully described below), and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by CMD or its affiliates are made pursuant to agreements between CMD and its affiliates and financial intermediaries and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales, or the distribution (Rule 12b-1) fees and expenses paid by the Fund as shown under the heading Fees and Expenses in the Fund’s prospectus.

Marketing Support Payments

CMD or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying a Fund as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing, and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by CMD attributable to that financial intermediary, gross sales of the mutual funds distributed by CMD attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary are generally expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the Money Market Funds) attributable to the financial intermediary. CMD or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in the Fund.

As of the date of this SAI, CMD or its affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments from CMD or its Affiliates

• G. Edwards & Sons, Inc.	• Linsco/Private Ledger Corp. (LPL)
• AIG Advisor Group	• Mellon Financial Markets, LLC
• Ameriprise Financial Services, Inc.	• Merrill Lynch, Pierce, Fenner & Smith Incorporated
• AXA Advisors, LLC	• Money Market One
• Banc of America Securities LLC	• Morgan Stanley & Co. Incorporated
• Banc of America Securities Limited	• National Financial Services LLC

Recipients of Marketing Support Payments from CMD or its Affiliates

• Bank of America, N.A.	• New York State Deferred Compensation Board
• Bank of New York	• Pershing LLC
• Bear Stearns Securities Corporation	• PNC Bank, N.A.
• BMO Nesbitt Burns	• Raymond James & Associates, Inc.
• Brown Brothers Harriman & Co.	• Raymond James Financial Services, Inc.
• Chicago Mercantile Exchange	• Security Benefit Life Insurance Company
• Citicorp Investment Services	• SEI Investments Inc.
• Citigroup Global Markets Inc.	• SVB Securities
• Commonwealth Financial Network	• Silicon Valley Bank
• Custodial Trust Company	• Summit Bank
• FAS Corp.	• Sungard Institutional Brokerage Inc.
• Fidelity Brokerage Services, Inc.	• Sun Life Assurance Company of Canada
• FinancialOxygen, Inc.	• TIAA-CREF Life Insurance Company
• Genworth Financial, Inc.	• Transamerica Corporation
• Goldman, Sachs & Co.	• UBS Financial Services Inc.
• Harris Corp.	• US Bank National Association
• Huntington Capital Corp.	• Wachovia Securities LLC
• Independent Financial Markets Group, Inc.	• Webster Investment Services, Inc.
• ING Group	• Wells Fargo Management LLC
• J.J.B. Hilliard, W.L. Lyons, Inc.	• Wells Fargo Corporate Trust Services
• Lincoln Financial Advisors Corp.

CMD or its affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Investor Servicing Payments

CMD or its affiliates may also make payments to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for a variety of services they provide to such programs. These amounts are in addition to amounts that may be paid on behalf of the Funds (see Brokerage Allocation and Other Practices – Additional Investor Servicing Payments) and may be in addition to the marketing support payments paid by CMD described above. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These investor services may include sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. Payments by CMD or its affiliates for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a Rule 12b-1 Plan. In addition, CMD or its affiliates may make lump sum payments to selected financial intermediaries receiving investor servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, CMD or its affiliates had agreed to make investor servicing payments to the financial intermediaries or their affiliates shown below.

Recipients of Investor Servicing Payments from CMD or its Affiliates

• ABR Retirement Plan Services, Inc.	• Lincoln Financial Group
• ACS HR Solutions LLC	• Linsco/Private Ledger Corp.
• ADP Retirement Services	• M&T Securities, Inc.
• American Century Investments	• Marquette Trust Company
• Ameriprise Financial Services, Inc.	• Massachusetts Mutual Life Insurance Company
• AMG Service Corp.	• Matrix Settlement & Clearance Services
• AST Trust Company	• Mercer HR Services, LLC
• Benefit Plan Administrators	• Merrill Lynch, Pierce, Fenner & Smith Incorporated
• Bisys Retirement Services	• Mid Atlantic Capital Corporation
• Ceridian Retirement Plan Services	• National Deferred Compensation, Inc.
• Charles Schwab & Co.	• National Investor Services Corp.
• Citigroup Global Markets Inc.	• Nationwide Investment Services
• CitiStreet LLC	• New York State Deferred Compensation, Inc.
• City National Bank	• NYLife Distributors LLC
• CNA Trust Corporation	• PNC Advisors
• Compensation & Capital Administrative Services, Inc.	• Princeton Retirement Group
• CompuSys Erisa Group of Companies	• RBC Dain Rauscher Inc.
• Crown Point Trust Company	• Robert W. Baird & Co., Inc.
• Daily Access Concepts, Inc.	• Stanton Trust
• Digital Retirement Solutions	• Strong Funds Distributors, Inc.
• Edgewood Services, Inc.	• Sungard Investment Products, Inc.
• E*Trade Group, Inc.	• The 401k Company
• ExpertPlan	• T. Rowe Price Group, Inc.
• Fidelity Investments Institutional Operations Co.	• The Gem Group, L.P.
• Fiserv Trust Company	• The Principal Financial Group
• Great West Life & Annuity Co.	• The Vanguard Group, Inc.
• GWFS Equities, Inc.	• Unified Trust Company, N.A.
• Hartford Life Insurance Company	• Wachovia Securities, LLC
• Hewitt Associates LLC	• Wells Fargo Bank, N.A.
• Invesmart, Inc.	• Wells Fargo Funds Management, LLC
• John Hancock Life Insurance Company (USA)	• Wespac Plan Services, Inc.
• John Hancock Life Insurance Company of New York	• Wilmington Trust Corporation
• JP Morgan Retirement Plan Services LLC

CMD or its affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, CMD, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of a Fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by CMD may include financial assistance to financial intermediaries that enable CMD to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment, and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. CMD makes payments for entertainment events it deems appropriate, subject to CMD’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Statement of Additional Information. You can ask your financial intermediary for information about any payments it receives from CMD and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds of the Trust offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in a Fund’s prospectuses, a Fund may no longer be accepting new investments from current or prospective investors. The Trust, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Z Shares
Global Value Fund	✓	✓	✓		✓

Marsico International Opportunities Fund	✓	✓	✓	✓	✓

Multi-Advisor International Equity Fund	✓	✓	✓	✓	✓

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Fund’s shares, other than the possible future termination of the Fund. The Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund’s debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in the Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Investment Advisory Agreement or Investment Sub-Advisory Agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or a Fund, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in the Funds’ prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectus under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to redeem shares when permitted or required to do so by law, or compel redemptions of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase, Redemption and Exchange

An investor may purchase, redeem and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements that which can be found in the Funds’ prospectuses.

Purchases and Redemptions

The Funds have authorized one or more broker-dealers to accept purchase and redemption orders on the Funds’ behalf. These broker-dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker-dealer, or, if applicable, a broker-dealer’s authorized designee, accepts the order. Customer orders will be priced at the Fund’s net asset value next computed after they are accepted by an authorized broker-dealer or the broker’s authorized designee.

The Trust may redeem shares involuntarily in order to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for Investor Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Investor Shares as provided in the related prospectuses from time to time. The Trust also may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Front-End Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•	Full-time employees and retired employees of Bank of America (and its predecessors), its affiliates and subsidiaries and the immediate families of these people.

•	Banks, trust companies and thrift institutions acting as fiduciaries.

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in a Columbia Fund within 90 days of the date of distribution.

•	Columbia Funds’ Trustees, Directors and employees of its investment sub-advisors.

•

Registered broker/dealer firms that have entered into a Columbia Funds dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•

Registered personnel and employees of these broker/dealers and their family members may buy Class A shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes.

•	Employees or partners of any service provider to the Funds.

•	Investors who buy through accounts established with certain fee-based investment advisors or financial planners, wrap fee accounts and other managed agency/asset allocation accounts.

•	Shareholders of certain Funds that reorganized into the Columbia Funds who were entitled to buy shares at net asset value.

The plans listed below can buy Class A shares without paying a front-end sales charge.

•	Health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

•	Pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the Code.

•

Employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must: have at least $500,000 invested in Class A shares of Columbia Funds (except Money Market Funds); or sign a letter of intent to buy at least $500,000 of Class A shares of Columbia Funds (except Money Market Funds), or be an employer-sponsored plan with at least 100 eligible participants; or be a participant in an alliance program that has signed an agreement with a Fund or a selling agent; or certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Fund. This is called the reinstatement privilege and allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are redeemed.

Contingent Deferred Sales Charges (Class A, Class B and Class C Shares)

Shareholders won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on redemptions following the death of: (1) the sole shareholder on an individual account; (2) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (3) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfer to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any redemption from the estate account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

Automatic Withdrawal Plan (AWP): CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual AWP established with the Transfer Agent, to the extent that the redemptions do not exceed, on an annual basis, 12% of the account’s value at the time that the AWP is established. Otherwise a CDSC will be charged on AWP redemptions until this requirement is met; this requirement does not apply if the AWP is set up at the time the account is established, and distributions are being reinvested.

Disability: CDSCs may be waived on redemptions after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (1) the disability must arise after the purchase of shares; (2) the disabled shareholder must have been under the age of 65 at the time of the initial determination of disability; and (3) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are redeemed, the applicable CDSC will be charged.

Death of a trustee: CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (1) the grantor of the trust is the sole trustee and the sole life beneficiary, and (2) death occurs following the purchase, and (3) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the Financial Services Firm (FSF) agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Nations Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-US investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

Plans of reorganization: At the Funds’ discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

A CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the Code in connection with the Banc of America Capital Management Charitable Giving Program.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Offering Price

The share price of each Fund is based on the Fund’s net asset value per share, which is calculated for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. unless the NYSE closes earlier) on each day a Fund is open for business, unless a Board determines otherwise.

The value of a Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on Nasdaq will generally be valued at the Nasdaq Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to Nasdaq’s best bid price if the last trade price is below such bid price and down to Nasdaq’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on Nasdaq prior to the calculation of the NAV of the Fund. If no sale price is shown on Nasdaq, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures. Securities traded on a foreign securities exchange will generally be valued at their last traded sale prices on a primary exchange. In the absence of a reported sale on a particular day, the securities will generally be valued at the mean between the latest bid and asked prices.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in a Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as WEBS.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

TAXATION

The following information supplements and should be read in conjunction with the section in each prospectus entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through a tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

Qualification as a Regulated Investment Company

The Trust intends to continue to qualify each Fund as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code, as long as such qualification is in the best interests of the Fund’s shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each regulated investment company is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future Treasury Regulations, the IRS may limit qualifying income from foreign currency gains that are directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)) or the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

Excise Tax

A 4% nondeductible excise tax will be imposed on each Fund’s net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gain (adjusted for ordinary losses) for the 12 month period ending on October 31 of that year, and all of its ordinary income and net capital gain from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

Capital Loss Carry-Forwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations or may engage in reorganizations in the future.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments

In general, realized gains or losses on the sale of portfolio securities will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount (OID), such as a zero-coupon bond, the Fund may be required to annually include in its distributable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. In general, inflation-protection bonds can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark-to-market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain future contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into “straddles” by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as

“mixed straddles” if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

“Passive foreign investment corporations” (PFICs) are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on “excess distributions” received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements. In addition, payments received by the Funds in connection with securities lending and repurchase agreements will not qualify for reductions in individual federal income tax on certain dividends and so may be taxable as ordinary income.

Taxation of Distributions

Except for exempt-interest distributions paid out by the Tax-Exempt Funds, discussed below, all distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in Government National Mortgage Association (Ginnie Mae) or Federal National Mortgage Association (Fannie Mae) securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss may be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. Only an International/Global Equity Fund may qualify for and make the election; however, even if an International/Global Equity Fund qualifies for the election for a year, it may not make the election for such year. An International/Global Equity Fund will notify each shareholder within 60 days after the close of the Fund’s taxable year whether it has elected for the foreign taxes paid by the Fund to “pass-through” for that year.

Even if an International/Global Equity Fund qualifies for the election, foreign income and similar taxes will only pass-through to the Fund’s shareholders if the Fund and its shareholders meet certain holding period requirements. Specifically, (i) the shareholders must have held the Fund shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the shareholders became entitled to receive Fund distributions corresponding with the pass-through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund must have held the shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. An International/Global Equity Fund may choose not to make the election if the International/Global Equity Fund has not satisfied its holding requirement.

If an International/Global Equity Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period requirements shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If such shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder’s federal income tax attributable to foreign source taxable income or the amount specified in the notice mailed to that shareholder within 60 days after the close of the year. If the credit is attributable, wholly or in part, to qualified dividend income (as defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.

In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may only be claimed by shareholders that itemize their deductions.

Federal Income Tax Rates

As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received from certain domestic and foreign corporations on or after January 1, 2003, as long as certain holding period requirements are met. If 95% or more of a Fund’s gross income constitutes qualified dividend income, all of its distributions generally will be treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date. If less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Trust may be required to withhold, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN), generally the shareholder’s social security or employer identification number, if (when required to do so), the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. If backup withholding provisions are applicable, any distributions or proceeds, whether paid in cash or received in additional shares, will be reduced by the amounts required to be withheld. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under “sunset” provisions of law enacted in 2001.

Tax-Deferred Plans

The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund attributable to domestic corporations if received directly by the corporate shareholder, would qualify for such a deduction. The dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if certain holding period requirements are met. These requirements are complex, and, therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

Foreign Shareholders

With respect to taxable years beginning on or after January 1, 2005 and before January 1, 2008, distributions designated by a Fund as “interest-related distributions” generally attributable to the Fund’s net interest income earned on certain debt obligations paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a foreign shareholder) generally will be exempt from federal income tax withholding tax, provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder (exempt foreign shareholder). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). However, this tax generally will not apply to exempt-interest distributions from a Fund, described below. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning on or after January 1, 2005 and before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income tax withholding, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) with respect to taxable years of a Fund beginning on or after January 1, 2005, and before January 1, 2008, such gains or distributions are attributable to gain from the sale or exchange of a U.S. real property interest. If such gains or distributions are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If more than half of a Fund’s assets are invested directly or indirectly in U.S. real property holding companies or REITs, distributions attributable to gain from the Fund’s sale or exchange of U.S. real property interests will be taxed to a foreign shareholder as if that gain were effectively connected with the shareholder’s conduct of a U.S. trade or business. Such gains or distributions may be required to be reported by a foreign shareholder on a U.S. federal income tax return and will be subject to U.S. income tax at the rates applicable to U.S. holders and/or may be subject to federal income tax withholding at a rate of 35% (or less to the extent provided in Treasury Regulations). If a foreign shareholder disposes its Fund shares prior to a distribution and the Fund has income attributable to a U.S. real property interest, under certain circumstances the foreign shareholder may be treated as having received a distribution attributable to gain from the Fund’s sale or exchange of U.S. real property interests. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions. “Short-term capital gain distributions” are distributions designated as such from a Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year generally attributable to its net short-term capital gain.

Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder’s death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). Under recently enacted tax legislation, with respect to estates of decedents dying after December 31, 2004, and before January 1, 2008, if a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder’s death, Fund shares will not be deemed property situated in the United States in the proportion that, at the end of the quarter of the Fund’s taxable year immediately preceding the shareholder’s date of death, the assets of the Fund that were “qualifying assets” (i.e., bank deposits, debt obligations or property not within the United States) with respect to the decedent bore to the total assets of the Fund. In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships. If an International/Global Equity Fund qualifies and makes an election to pass-through foreign taxes to its shareholders, foreign shareholders of the Fund generally will be subject to increased federal income taxation without a corresponding benefit for the pass-through.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of [June 1, 2007], the name, address and percentage of ownership of each person who may be deemed to be a principal holder (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Portfolio’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds

Fund / Share Class	Shareholder Account Registration	Share Balance	Percent of Class
GLOBAL VALUE FUND

MARSICO INTERNATIONAL OPPORTUNITIES FUND

MULTI-ADVISOR INTERNATIONAL EQUITY FUND

As of [June 1, 2007], the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of the Portfolios in that it is deemed to beneficially own greater than 25% of the outstanding shares either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below.

Control Person Ownership of the Funds

Fund	Shareholder Account Registration	Share Balance	Percent of Fund
GLOBAL VALUE FUND

MARSICO INTERNATIONAL OPPORTUNITIES FUND

MULTI-ADVISOR INTERNATIONAL EQUITY FUND

APPENDIX A—DESCRIPTION OF SECURITY RATINGS

S&P

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

•	AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

•	AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

•

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

•

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

•

BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

•

To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by S&P for short-term municipal notes.

•	SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a “plus” (+) designation.

•	SP-2 - Indicates satisfactory capacity to pay principal and interest.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

Moody’s

The following summarizes the highest six ratings used by Moody’s for corporate and municipal bonds. The first four denote investment grade securities.

•

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

•

A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

•

Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

•

B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baal, respectively.

The following summarizes the two highest ratings used by Moody’s for short-term municipal notes and variable-rate demand obligations:

•

MIG-1/VMIG-1 — Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•	MIG-2/VMIG-2 — Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

•

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

•

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

•

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

•

BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

•

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

•	F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

•	F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

•

F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

For commercial paper, Fitch uses the short-term debt ratings described above.

APPENDIX B—PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”) - Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

*Form N-PX

*ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.	Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

Means of achieving compliance

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Funds’ shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B - Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any

[1]

Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6. Accounts Managed by CMA’s Quantitative Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

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Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards. However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

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Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

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Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

¡	Established governance standards and guidelines.

¡	Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

¡	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

¡

A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

¡

Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

¡

The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

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Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

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Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

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Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

¡	Whether the company has attained benefits from being publicly traded.

¡	Cash-out value

¡	Balanced interests of continuing vs. cashed-out shareholders

¡	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

Supermajority vote

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CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

¡	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

¡

Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

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Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

•	Proposals enabling the Board to:

¡	Change, without shareholder approval the domicile of the fund

¡	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals

Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

Name:
Signed:
Date:

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Cutoff Date and Meeting Date:

Proxy Agenda Item:

Description of Item:
(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

            FOR

            AGAINST

            WITHHOLD

            ABSTAIN

Brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

MARSICO CAPITAL MANAGEMENT, LLC

PROXY VOTING POLICY AND PROCEDURES

Statement of Policy

1. It is the policy of Marsico Capital Management, LLC (“MCM”) to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of MCM’s clients, as summarized here.

•

MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of most companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).

•

In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation based on its analysis if such a vote appears consistent with the best interests of clients.

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MCM may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that MCM has decided to sell, proxies issued for securities that MCM did not select for a client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client’s account, money market securities, or other securities selected by clients or their representatives other than MCM), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive.

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In circumstances when there may be an apparent material conflict of interest between MCM’s interests and clients’ interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be “echo voted” or “mirror voted” in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. In other cases, MCM might use other procedures to resolve an apparent material conflict.

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MCM may use an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. MCM’s Proxy Voting policy and reports describing the voting of a client’s proxies are available to the client on request.

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MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under MCM’s Proxy Voting policy and procedures. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.

Definitions

2. By “best interests of MCM’s clients,” MCM means clients’ best economic interests over the long term — that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interests are generally uniform.

3.a. By “material conflict of interest,” MCM means circumstances when MCM itself knowingly does business with a particular proxy issuer, other proponent of a proposal, or a closely affiliated entity, or other circumstances in which MCM may appear to have a significant conflict of interest between its own interests and the interests of clients in how proxies are voted. A material conflict of interest might also exist in unusual circumstances when MCM has actual knowledge of a material business arrangement between a particular proxy issuer, other proponent of a proposal, or a closely affiliated entity and MCM’s parent company, Bank of America Corporation (“BAC”) or another BAC subsidiary, or when MCM has actual knowledge that MCM or BAC or another BAC subsidiary may have a significant interest in the subject matter or outcome of a proxy vote.

3.b. A material conflict of interest ordinarily does not exist when BAC or a BAC subsidiary other than MCM does business with a particular proxy issuer or closely affiliated entity, because: (i) MCM is separately managed from BAC and other subsidiaries; (ii) MCM’s employees work in a separate location from BAC and other subsidiaries and do not routinely communicate with them; (iii) MCM generally is not aware of a proxy issuer’s (or affiliated entity’s) business arrangements with BAC or other subsidiaries, and is not aware of the materiality of such arrangements to BAC or other subsidiaries; and (iv) MCM has no direct interest in any such business arrangements.

Procedures: MCM Invests in Companies With Management Teams That Seek Shareholders’ Best Interests, and Usually Votes Proxies with Management Recommendations

4. MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors). Therefore, when portfolio companies issue proxy proposals, MCM usually votes the proxies with management recommendations, because it believes that recommendations by these companies’ managements generally are in shareholders’ best interests, and therefore in the best economic interests of MCM’s clients.

5. In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. For example, in some circumstances, certain proxy proposals or recommendations by management, shareholders, or other proponents — such as, without limitation, proposals that would effect changes in corporate governance relating to anti-takeover measures, board election requirements, director qualifications, shared board and management responsibilities, capitalization changes, compensation programs, or other matters – could present circumstances in which management recommendations may not appear as closely aligned with shareholder interests as MCM in its sole discretion may deem desirable. In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation based on MCM’s analysis if in MCM’s view such a vote appears consistent with the best interests of clients. As further examples, in MCM’s sole discretion, it may vote against a management recommendation in order to, without limitation, support a shareholder proposal favoring safeguards against potential overreaching by management or enhancements of shareholder control that MCM believes are reasonable or appropriate, or vote against management in order to oppose management proposals that are not shareholder-friendly in MCM’s view.

6. MCM periodically reassesses its views of the management teams of the companies that it invests in for clients. A decision to vote against a particular management recommendation or to otherwise abstain or take no action on a proxy proposal does not necessarily signal a departure from MCM’s general view that a management team is serving the best interests of shareholders. If MCM concludes, in its sole discretion, that a company’s management team no longer appears to be serving shareholders’ best interests, MCM may take any action it deems appropriate, including, without limitation, awaiting further developments, voting against selected management recommendations, or selling shares of the company.

Procedures: Use of an Independent Service Provider

7. MCM may engage an independent service provider to assist with the administrative and ministerial aspects of proxy voting. The independent service provider may perform functions that include, without limitation, voting proxies for MCM in accordance with MCM’s instructions based on MCM’s Proxy Voting policy, maintaining records of proxy votes, and assisting in preparing certain reports. To avoid the possibility that MCM’s proxy votes could be affected by potential conflicts of interest that may exist between an independent service provider and a proxy issuer, MCM generally does not cause such a service provider to vote proxies for MCM based on the service provider’s recommendations (although MCM may do so in certain circumstances discussed in “Alternative Procedures for Potential Material Conflicts of Interest” below).

Procedures: Voting/Abstention/No Action/Other Exceptions

8. MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed as intended under MCM’s Proxy Voting policy and procedures. MCM employs a number of measures, including certain reconciliations and other cross-check procedures, to attempt to verify that proxies are voted or otherwise processed as intended, although such checks may not be feasible or reliable in some cases because of the complexity of the proxy voting process. MCM’s ability to vote or otherwise process proxies may be limited by many factors, including MCM’s dependence on custodians and independent proxy voting service providers to assist in processing proxies. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by a client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.

9.a. MCM may process some proxies without voting them, such as by making a decision to abstain or take no action on such proxies (or on certain proposals within such proxies). For example, if MCM has decided to sell the shares of a company, MCM generally may abstain from voting proxies or may take no action on proxies issued by the company. If MCM receives proxies relating to securities acquired as a result of an account transition (such as, without limitation, securities delivered into a newly opened MCM account that were selected by the client or by a previous adviser), MCM generally may choose to abstain or take no action on the proxies because the related shares may not be retained in the account for a substantial period of time. MCM also may abstain or take no action on proxies issued for other securities that MCM did not select for a client portfolio (such as, without limitation, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM).

9.b. MCM may abstain or take no action on proxies (or on certain proposals within such proxies) in other circumstances. MCM may determine, for example, that abstaining or taking no action on proxies is appropriate if voting may be unduly burdensome or expensive, such as when foreign proxy issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain or take no action when voting may not be in the best interests of clients in MCM’s view, or as an alternative to voting with (or against) management.

10. The procedures in this policy generally apply to all proxy voting matters over which MCM has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.

Alternative Procedures for Potential Material Conflicts of Interest

11. In certain circumstances, such as when the issuer or other proponent of a proxy proposal is also a client of MCM, an appearance might arise of a potential conflict between MCM’s interests and the interests of affected clients in how the proxies of that issuer are voted.

12. MCM seeks to vote or otherwise process proxies in the best interests of its clients, and believes that any potential conflict of interest would not actually affect MCM’s voting of the proxies.

13. Nevertheless, when MCM is aware that a material conflict of interest (as defined in section 3.a. and 3.b. above) between MCM’s interests and clients’ interests may appear to exist, MCM generally will, to avoid any appearance concerns, follow an alternative procedure rather than vote or otherwise process ballots in accordance with its own determinations. Such an alternative procedure generally would involve either:

(i) Directing an independent service provider to cause the proxies of those MCM client accounts that MCM is responsible for processing to be “echo voted” or “mirror voted” in the same proportion as the votes of other proxy holders if the service provider indicates it can do so; or

(ii) Directing the proxies of those MCM client accounts that MCM is responsible for processing to be voted in accordance with the recommendations of an independent service provider that MCM may use to assist in voting proxies. This procedure will only be used if it can be determined that the independent service provider appears able to make such recommendations and vote in an impartial manner. In making this determination, MCM may (1) require the independent service provider to represent or otherwise demonstrate that the service provider faces no conflict of interest with respect to the vote, or (2) ask the independent service provider to disclose to MCM relevant facts concerning the firm’s relationship with the proxy issuer or other persons and certify that the service provider has taken steps to ensure that no actual conflicts exist.

MCM will document the identification of any material conflict of interest and its procedure for resolving the particular conflict.

14. In unusual cases, MCM may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:

(i) Notifying affected clients of the conflict of interest (if it is reasonably feasible to do so), and seeking a waiver of the conflict to permit MCM to vote the proxies;

(ii) Abstaining or taking no action on the proxies; or

(iii) Forwarding the proxies to clients so that clients may vote the proxies themselves.

Voting by Client Instead of MCM

15. An MCM client may vote its own proxies instead of directing MCM to do so. MCM recommends this approach if a client believes that proxies should be voted based on political or social interests or other client-specific considerations.

16. MCM generally cannot implement client proxy voting guidelines (and may instead encourage the client to vote its own proxies) if the client seeks to impose client-specific voting guidelines that may be inconsistent with MCM’s policy or with MCM’s vote-by-vote analysis.

17. MCM generally may abstain or will take no action on proxy votes relating to legal proceedings such as shareholder class actions or bankruptcy proceedings, or may refer such votes to clients

Persons Responsible for Implementing MCM’s Policy

18. MCM’s Client Services staff has primary responsibility for implementing MCM’s Proxy Voting policy and procedures, including ensuring that proxies are timely submitted. MCM also generally uses a service provider to assist in voting proxies, recordkeeping, and other matters.

19. Members of MCM’s Investment staff, such as security analysts generally review proxy proposals as part of their ongoing assessment of companies.

Recordkeeping

20.a. MCM or a service provider maintains, in accordance with Rule 204-2 under the Investment Advisers Act:

(i) Copies of all proxy voting policies and procedures;

(ii) Copies of proxy statements received (unless maintained elsewhere as described below);

(iii) Records of proxy votes cast on behalf of clients;

(iv) Documents prepared by MCM that are material to a decision on how to vote or memorializing the basis for a decision;

(v) Written client requests for proxy voting information, and

(vi) Written responses by MCM to written or oral client requests.

20.b. MCM will document instances in which it identifies a material conflict of interest, as well as the procedure utilized for resolving the particular conflict. MCM’s Client Services Department also documents certain other non-routine proxy voting issues, including: (1) the basis for any decision in which MCM determines to vote against a management recommendation that does not involve general matters relating to corporate governance issues discussed in section 5 above; and (2) any decision to abstain or take no action on a proxy that is intended by MCM to demonstrate divergence from a management recommendation.

20.c. MCM will not document other, more routine instances in which it may take certain actions with respect to a particular proxy, including certain situations identified in this Proxy Voting policy and procedures. MCM generally will not document, for example, the basis for routine decisions to vote against general corporate governance issues, or to abstain or take no action on proxies in circumstances when foreign issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, when MCM has sold or determined to sell a security, when MCM did not select the securities for the client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM), or in other routine situations identified in section 9 above. MCM also cannot document decisions not to vote or otherwise process proxies that were not received in good order, not received in a timely fashion, or otherwise not processed for reasons beyond MCM’s control, such as in certain situations addressed in section 8 above.

21. MCM will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if MCM relies on the service provider to maintain related records.

22. MCM or its service provider may rely on the SEC’s EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S.-based issuers).

23. All proxy-related records will be maintained in an easily accessible place for five years (and at an appropriate office of MCM or a service provider for the first two years).

Availability of Policy and Proxy Voting Records to Clients

24. MCM will initially inform clients of this policy and provide information regarding how a client may learn of MCM’s voting record for the client’s securities through summary disclosure in Part II of MCM’s Form ADV. Upon receipt of a client’s request for more information, MCM will provide the client with a copy of this Proxy Voting policy. Reports describing how MCM voted proxies for the client during the period since this policy was adopted are also available upon request.

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MCM’s Chief Compliance Officer will review this policy at least annually to determine whether it should be amended or updated. Any amendments to this policy require the written approval of the Chief Compliance Officer.

Approved by:	Steven Carlson /s/
Title:	Chief Compliance Officer
Effective Date:	October 1, 2004

Policy Amended:	February 10, 2006
Approved by:	Steven Carlson /s/
Title:	Chief Compliance Officer
Effective Date:	February 10, 2006

Policy Amended:	July 19, 2006
Approved by:	Steven Carlson /s/
Title:	Chief Compliance Officer
Effective Date:	July 19, 2006

BRANDES INVESTMENT PARTNERS, L.P. – Summary of Our Proxy Voting Policy

Brandes Investment Partners, L.P. generally votes proxies for securities we have selected that are held in client accounts, unless the client has directed us to the contrary in writing. We have adopted written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients. You may obtain information from us about how we voted proxies for securities in your account, on request. You also may obtain a copy of our proxy voting policies and procedures upon request.

How we vote polices:

We generally vote proxies with a view to enhancing the value of the shares of stock held in client accounts. The financial interest of our clients is the primary consideration in determining how proxies should be voted. In the case of social and political responsibility issues that in our view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of our clients. Unless a client has given us other instructions, we generally vote in accordance with the recommendations of Institutional Shareholder Services, Inc. (“ISS”) on these social and political issues and we consider the Ceres, MacBride and Burma Principles when applicable, although we sometimes abstain from voting on these issues.

We have developed Proxy Voting Guidelines, which our Corporate Governance Committee and the relevant investment research team(s) and/or investment committee(s) use in deciding how to vote proxies. The Guidelines, which have been developed with reference to the positions of ISS, set forth our positions on recurring proxy issues and criteria for addressing non-recurring issues and incorporates many of ISS’s standard operating policies. Our proxy voting policy and procedures set out these Guidelines.

Client Proxy Voting Policies

If a client has a proxy-voting policy and instructs us to follow it, we will comply with that policy except when doing so would be contrary to the client’s economic interests or otherwise imprudent or unlawful. As a fiduciary to ERISA plans, we are required to discharge our duties in accordance with the documents governing the plan (insofar as they are consistent with ERISA), including statements of proxy voting policy. We will, to the extent possible, comply with each client’s proxy voting policy. If client policies conflict, we may vote proxies to reflect each policy in proportion to the respective client’s interest in any pooled account (unless voting in such a manner would be imprudent or otherwise inconsistent with applicable law).

Arrangements with Outside Firms

We use three outside firms, ISS, Investor Responsibility Research Center, and ADP Financial Services, Inc. to assist us in voting proxies. These firms keep us informed of shareholder meeting dates, forward proxy materials to us, translate proxy materials printed in a foreign language, provide us with research on proxy proposals and voting recommendations, and vote proxies in accordance with our instructions. Although we may consider ISS’s and others’ recommendations on proxy issues, we are ultimately responsible for proxy voting decisions.

Conflicts

From time to time, proxy voting proposals may raise conflicts between the interests of our clients and the interests of Brandes and its employees. For example, we may have a conflict when a company that is soliciting a proxy is an advisory client of Brandes, or when Brandes personnel have a business or personal relationship with participants in proxy contests, corporate directors or director candidates. Our Corporate Governance Committee is responsible for identifying proxy voting proposals that present a conflict of interest. If the Committee identifies such a proposal, the Committee will decide whether it presents a material conflict of interest.

Proxy proposals that are “routine,” such as uncontested elections of directors, meeting formalities, and approval of an annual report/financial statements are presumed not to involve a material conflict of interest, unless the Corporate Governance Committee has actual knowledge that a routine proposal should be treated as material. Non-routine proxy proposals are presumed to involve a material conflict of interest, unless the Corporate Governance Committee determines that neither Brandes nor its personnel have such a conflict of interest. Non-routine proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, and retirement plans).

If the Corporate Governance Committee determines that Brandes has a material conflict of interest, we may vote a proxy regarding that proposal using any of the following methods:

We may obtain instructions from the client on how to vote the proxy.

If we are able to disclose the conflict to the client, we may do so and obtain the client’s consent as to how we will vote on the proposal (or otherwise obtain instructions from the client on how the proxy should be voted).

We may vote according to our Guidelines or, if applicable, the client’s proxy voting policies.

Subject to any client imposed proxy voting policies, we may follow the recommendations of an independent third party, such as ISS, for all proxies.

Subject to any client imposed proxy voting policies, we may follow the recommendations of an independent third party only for the proposals that involve a material conflict of interest.

When We Do Not Vote Proxies

We generally do not vote proxies for securities we have not selected but that are held in a client account, or where we do not have discretionary authority over securities held in a client account.

We generally do not vote proxies when the cost of voting on a particular proxy proposal could exceed the expected benefit to a client, and thus it would not be prudent to vote the proxy. For example, we generally will not vote securities loaned to another party when the costs to the client and/or administrative inconvenience of retrieving these securities outweighs the benefit of voting. Also, voting proxies for shares of foreign stocks may involve significantly greater effort and corresponding costs, such as translation of proxy materials. Some countries have laws that prevent us from selling shares for a period of time before or after a shareholder meeting. We may decide not to vote shares of foreign stocks subject to these restrictions when we believe the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares.

For More Information

Please contact your Brandes portfolio management team for more information about our proxy voting policy and procedures, or to obtain a copy of the policy and procedures, which describe our positions on proxy voting issues such as the election of directors, the appointment of auditors, defenses for proxy contests, tender offer defenses (such as poison pills), corporate governance matters, executive and director compensation, and mergers and restructurings. In addition, please contact your Brandes portfolio management team for information concerning how securities in your account were voted.

CAUSEWAY CAPITAL MANAGEMENT LLC

PROXY VOTING POLICIES AND PROCEDURES

Overview

As an investment adviser with fiduciary responsibilities to its clients, Causeway Capital Management LLC (“Causeway”) votes the proxies of companies owned by Causeway International Value Fund (the “Fund”), for which it serves as investment adviser. In addition, Causeway votes the proxies of companies owned by institutional and private clients who have granted Causeway such voting authority. Causeway has adopted these Proxy Voting Policies and Procedures to govern how it performs and documents its fiduciary duty regarding the voting of proxies.

Proxies are voted solely in the best interests of the client, the Fund shareholders or, where employee benefit assets are involved, in the best interests of plan participants and beneficiaries (collectively “clients”). Causeway’s intent has always been to vote proxies, wherever possible to do so, in a manner consistent with its fiduciary obligations. Practicalities involved in international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

The Chief Operating Officer of Causeway supervises the proxy voting process. Portfolio managers have final decision-making authority over case-by-case votes. To assist in fulfilling its responsibility for voting proxies, Causeway uses independent research and recordkeeping software provided by third parties. Causeway uses Institutional Shareholder Services (“ISS”) ProxyMaster for research, which assists the decision-making process, and ProxyEdge software, which organizes and tracks pending proxies, communicates voting decisions to custodian banks and maintains records.

Proxy Voting Guidelines

Causeway will generally vote on specific matters in accordance with the proxy voting guidelines set forth below. However, Causeway reserves the right to vote proxies on behalf of clients on a case-by-case basis if the facts and circumstances so warrant.

Causeway’s proxy voting guidelines are designed to ensure, to the extent feasible, that votes cast are consistent with certain basic principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing a strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution. Causeway’s guidelines also recognize that a company’s management is charged with the day-to-day operations and, therefore, Causeway generally votes on routine business matters in favor of management’s proposals or positions.

Causeway generally votes for:

•	distributions of income

•	appointment of auditors

•	director compensation, unless deemed excessive

•

boards of directors – Causeway generally votes for management’s slate of director nominees. However, it votes against incumbent nominees with poor attendance records, or who have otherwise acted in a manner Causeway believes is not in the best interests of shareholders.

Causeway generally opposes attempts to classify boards of directors or to eliminate cumulative voting.

•	financial results/director and auditor reports

•	share repurchase plans

•	changing corporate names and other similar matters

Causeway generally votes the following matters on a case-by-case basis:

•	amendments to articles of association or other governing documents

•	changes in board or corporate governance structure

•	changes in authorized capital including proposals to issue shares

•

compensation – Causeway believes that it is important that a company’s equity-based compensation plans, including stock option or restricted stock plans, are aligned with the interests of shareholders, including Causeway’s clients. Causeway evaluates compensation plans on a case-by-case basis. Causeway generally opposes packages that it believes provide excessive awards or create excessive shareholder dilution. Causeway generally opposes proposals to reprice options because the underlying stock has fallen in value.

•	debt issuance requests

•	mergers, acquisitions and other corporate reorganizations or restructurings

•	changes in state or country of incorporation

•	related party transactions

Causeway generally votes against:

•

anti-takeover mechanisms – Causeway generally opposes anti-takeover mechanisms including poison pills, unequal voting rights plans, staggered boards, provisions requiring supermajority approval of a merger and other matters that are designed to limit the ability of shareholders to approve merger transactions.

Causeway generally votes with management regarding:

•

social issues – Causeway believes that it is management’s responsibility to handle such issues, and generally votes with management on these types of issues, or abstains. Causeway will oppose social proposals that it believes will be a detriment to the investment performance of a portfolio company.

Conflicts of Interest

Causeway’s interests may, in certain proxy voting situations, be in conflict with the interests of clients. Causeway may have a conflict if a company that is soliciting a proxy is a client of Causeway or is a major vendor for Causeway. Causeway may also have a conflict if Causeway personnel have a significant business or personal relationship with participants in proxy contests, corporate directors or director candidates.

The Chief Operating Officer will determine the issuers with which Causeway may have a significant business relationship. For this purpose, a “significant business relationship” is one that: (1) represents 1.5% or $1,000,000 of Causeway’s revenues reasonably expected for the current fiscal year, whichever is less; (2) represents 2.5% or $2,000,000 of revenues of an affiliate reasonably expected for the current fiscal year, whichever is less; or (3) may not directly involve revenue to Causeway or its affiliates but is otherwise determined by the Chief Operating Officer to be significant to Causeway or its affiliates, such as a significant relationship with the company that might create an incentive for Causeway to vote in favor of management.

The Chief Operating Officer will identify issuers with which Causeway’s employees who are involved in the proxy voting process may have a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how Causeway votes proxies.

The Chief Operating Officer will reasonably investigate information relating to conflicts of interest. For purposes of identifying conflicts under this policy, the Chief Operating Officer will rely on publicly available information about Causeway and its affiliates, information about Causeway and its affiliates that is generally known by Causeway’s employees, and other information actually known by the Chief Operating Officer. Absent actual knowledge, the Chief Operating Officer is not required to investigate possible conflicts involving Causeway where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Chief Operating Officer.

The Chief Operating Officer will maintain a list of issuers with which there may be a conflict and will monitor for potential conflicts of interest on an ongoing basis.

Proxy proposals that are “routine,” such as uncontested elections of directors, meeting formalities and approvals of annual reports/financial statements are presumed not to involve material conflicts of interest. For non-routine proposals, the Chief Operating Officer in consultation with Causeway’s General Counsel decides if they involve a material conflict of interest.

If a proposal is determined to involve a material conflict of interest, Causeway may, but is not required to, obtain instructions from the client on how to vote the proxy or obtain the client’s consent for Causeway’s vote. If Causeway does not seek the client’s instructions or consent, Causeway will vote as follows:

•	If a “for” or “against” or “with management” guideline applies to the proposal, Causeway will vote in accordance with that guideline.

•	If a “for” or “against” or “with management” guideline does not apply to the proposal, Causeway will follow the recommendation of an independent third party such as ISS.

Voting Proxies for Non-US Companies; Inadequate Information

While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, may involve a number of problems that may restrict or prevent Causeway’s ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with powers of attorney to facilitate Causeway’s voting instructions. As a result, clients’ non-US proxies will be voted on a best efforts basis only.

In addition, regarding US and non-US companies, Causeway will not vote proxies if it does not receive adequate information from the client’s custodian in sufficient time to cast the vote.

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

Class A, Class B, Class R and Class Z Shares

STATEMENT OF ADDITIONAL INFORMATION

July 1, 2007

Index Funds

Columbia Large Cap Index Fund

Columbia Mid Cap Index Fund

Columbia Small Cap Index Fund

Columbia Large Cap Enhanced Core Fund

This SAI is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Funds’ prospectuses. It provides information about the share classes of the Index Funds listed above, each of which are series of the Trust. The annual reports for the Funds, which include the Funds’ audited financial statements dated February 28, 2007, are hereby incorporated by reference into this SAI.

Copies of any Fund’s prospectus may be obtained without charge by writing Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiafunds.com.

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SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC and includes the Funds’ prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.columbiafunds.com, or by searching the SEC’s website at www.sec.gov. The “Company Name” that investors should search for on the SEC’s website is “Columbia Funds Series Trust.”

The SAI generally contains information about the Funds that the SEC has concluded is not required to be in the Funds’ prospectuses, but that investors may nevertheless find useful. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment advisor sub-advisor(s) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Fund’s brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, sale and pricing of Fund shares; and

•	the application of federal income tax laws.

If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administrator	CMA

Advisor	CMA, the Funds’ investment advisor, or a Fund’s Sub-Advisor, as the context may require

AMEX	American Stock Exchange

BA Advisors	Banc of America Advisors, LLC

BACAP	Banc of America Capital Management, LLC

BACAP Distributors	BACAP Distributors, LLC

BAFT	Banc of America Funds Trust, a registered investment company in the Columbia Funds Family

BAI	Banc of America Investment Services, Inc.

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

BNY	The Bank of New York

Board	The Trust’s Board of Trustees

CFST	The Trust

CFTC	Commodity Futures Trading Commission

CFVIT I	Columbia Funds Variable Insurance Trust I, a registered investment company in the Columbia Funds Family

CMA	Columbia Management Advisors, LLC (formerly known as BACAP)

CMD	Columbia Management Distributors, Inc. (formerly known as BACAP Distributors)

CMG	Columbia Management Group, LLC, the primary investment division of Bank of America

CMIT	Columbia Funds Master Investment Trust, a registered investment company in the Columbia Funds Family

CMOs	Collateralized mortgage obligations

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Glossary

CMS	Columbia Management Services, Inc.

Code	Internal Revenue Code of 1986, as amended

Code(s) of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by CMA or its affiliates and principally underwritten by CMD

Companies	Two or more of BAFT, CFVIT I, CMIT or the Trust, as the context may require

Company	Any one of BAFT, CFVIT I, CMIT or the Trust, as the context may require

Custodian	State Street

Distributor	CMD

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

Domestic Equity Fund (s)	One or more of the domestic equity Funds in the Columbia Funds Family

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

Feeder Fund(s)	One or more of the series of CFST that invests all of its assets in a corresponding Master Portfolio that is a series of CMIT

Fitch	Fitch Investors Service, Inc.

FNMA	Federal National Mortgage Association

Fund	One of the open-end management investment companies (listed on the front cover of this SAI) that is a series of the Trust

Funds	Two or more of the open-end management investment companies (listed on the front cover of this SAI) that is a series of the Trust

GNMA	Government National Mortgage Association

Index Fund (s)	One or more of the index Funds in the Columbia Funds Family

International/Global Equity Fund(s)	One or more of the international/global equity Funds in the Columbia Funds Family

Investment Advisory Agreement	The investment advisory agreement between the Trust, on behalf of its Funds, and CMA

Investment Sub-Advisory Agreement(s)	The investment sub-advisory agreement(s) among the Trust on behalf of its Fund(s), CMA and a Sub-Advisor, as the context may require

IRS	United States Internal Revenue Service

Large Cap Enhanced Core Fund	Columbia Large Cap Enhanced Core Fund

Large Cap Index Fund	Columbia Large Cap Index Fund

LIBOR	London Interbank Offered Rate

Master Portfolio(s)	One or more of the open-end investment companies that is a series of CMIT

Mid Cap Index Fund	Columbia Mid Cap Index Fund

Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family that is not the subject of this SAI

Moody’s	Moody’s Investors Service, Inc.

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s or S&P)

NYSE	New York Stock Exchange

PFPC	PFPC Inc.

Pricing and Bookkeeping Agreement	The pricing and bookkeeping agreement between the Trust, on behalf of its Funds, and CMA

Putnam	Putnam Investment Management, LLC

REIT	Real estate investment trust

S&P	Standard & Poor’s Corporation

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

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Glossary

Selling Agent	Banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Servicing Agent	Banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

Small Cap Index Fund	Columbia Small Cap Index Fund

SMBS	Stripped mortgage-backed securities

State Street	State Street Bank and Trust Company

Stephens	Stephens Inc.

Sub-Advisor(s)	One or more of the investment sub-advisors engaged by the Advisor on behalf of a Fund, as the context may require

Transfer Agent	CMS

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of its Funds, and CMS

The Trust	Columbia Funds Series Trust (or CFST), the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more Trustees of the Trust

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ABOUT THE TRUST

The Trust is a registered investment company in the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in all major asset classes and has approximate total assets in excess of $312 billion as of [                    ], 2007.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

Each Fund identified on the cover of this SAI is a series of the Trust and each has a fiscal year end of February 28th. Prior to August 2006, each Fund had a fiscal year end of March 31st.

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ABOUT THE FUNDS’ INVESTMENTS

Each of the Funds is an open-end management investment company and each of the Funds is diversified.

The investment objectives, principal investment strategies, and the principal investment risks associated with those strategies for each Fund, are discussed in each Fund’s prospectus.

See Capital Stock and Other Securities for a listing and description of the classes of shares that each Fund offers, including shareholder rights.

Certain Investment Activity Limits

The overall investment activities of CMA and its affiliates may limit the investment opportunities for a Fund in certain markets in which limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, a Fund’s activities also may be restricted because of regulatory restrictions applicable to CMA and its affiliates, and/or their internal policies.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for the Funds supplements the discussion in the prospectuses for the Funds. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding a qualitative investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset, except for borrowings and other instruments that may give rise to leverage which are monitored on an ongoing basis.

Fundamental Investment Policies

1.	Each Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

2.	Each Fund may not purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	Each Fund may not purchase or sell commodities, except that a Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4.	Each Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

5.	Each Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

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6.	Each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

7.	Each Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Non-Fundamental Investment Policies

1.	Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Any Fund that is purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act or an exemptive order granting relief from Section 12(d)(1)(G) will not purchase shares of a registered open-end investment company in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2.	Each Fund may not invest or hold more than 15% (10% in the case of a Money Market Fund) of the Fund’s net assets in illiquid securities. For this purpose, illiquid securities include, among others: (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale; (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days; and (c) repurchase agreements not terminable within seven days.

3.	Each Fund may invest in futures or options contracts regulated by the CFTC for: (i) bona fide hedging purposes within the meaning of the rules of the CFTC; and (ii) for other purposes if, as a result, no more than 5% of a Fund’s net assets would be invested in initial margin and premiums (excluding amounts “in-the-money”) required to establish the contracts.

4.	Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund’s total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily.

5.	Each Fund may not make investments for the purpose of exercising control of management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

6.	Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (selling securities short “against the box”) or the Fund segregates assets in the amount at least equal to the underlying security or asset.

7.	To the extent a Fund is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to a Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

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Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by CMA may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2.	Pursuant to an exemptive order dated September 5, 2003, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Permissible Investments and Related Risks

Each Fund’s prospectus identifies and summarizes the individual types of securities in which the Fund invests as part of its principal investment strategies and the risks associated with such investments.

The table below identifies for each Fund the types of securities in which it is permitted to invest. If a type of security identified for a Fund is not described in the Fund’s prospectus, the Fund may invest no more than 10% of the Fund’s total assets in such security type. The Fund may invest in the types of securities described in its prospectus without regard to the 10% limitation.

Permissible Fund Investments

Investment Type	Large Cap Index Fund	Mid Cap Index Fund	Small Cap Index Fund	Large Cap Enhanced Core Fund
Asset-Backed Securities	✓	✓	✓	✓
Below Investment Grade Securities	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓
Derivatives	✓	✓	✓	✓
Dollar Roll Transactions	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓
Pass-Through Securities	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓
Private Placements / other Illiquid Securities	✓	✓	✓	✓
REITs and Master Limited Partnerships	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓
Variable- and Floating- Rate Instruments	✓	✓	✓	✓

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Permissible Fund Investments

Investment Type	Large Cap Index Fund	Mid Cap Index Fund	Small Cap Index Fund	Large Cap Enhanced Core Fund
When-Issued Purchases, Delayed Delivery and Forward Commitments	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓

Descriptions of the individual types of securities (including the risks and other considerations associated with them) in which the specified Funds may invest, are set forth below.

Asset-Backed Securities

Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or other parties or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables (CARs) and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted. See also About the Funds’ Investments – Permissible Investments and Related Risks – Mortgage-Backed Securities.

The risks of investing in asset-backed securities depend upon payment of the underlying loans by the individual borrowers (i.e., the backing asset). For example, the underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described under About the Funds’ Investments – Permissible Investments and Related Risks – Mortgage-Backed Securities for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities typically do not have the benefit of the same direct security interest in the underlying collateral as do mortgage-backed securities.

In addition, as a purchaser of an asset-backed security, a Fund generally will have no recourse against the entity that originated the loans in the event of default by a borrower. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

Below Investment Grade Securities

Low investment grade (e.g., BBB by S&P) and below investment grade securities, also known as “junk bonds,” (e.g., BB or lower by S&P) are more speculative in nature than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities are issued by companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low investment grade, below investment grade and comparable unrated securities: (a) will likely have some quality and protective characteristics that, in the judgment of the NRSRO, are outweighed by large uncertainties or major risk exposures to adverse

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conditions; and (b) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. See also About the Funds’ Investments – Permissible Investments and Related Risks – Corporate Debt Securities.

A Fund may invest in low investment grade and below investment grade securities that are also convertible securities. See About the Funds’ Investments – Permissible Investments and Related Risks – Convertible Securities.

The yields on low investment grade, below investment grade and comparable unrated securities generally are higher than the yields available on investment grade securities. However, investments in low investment grade, below investment grade and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, with respect to these types of securities, a Fund may be more dependent on credit analysis than is the case for higher quality bonds.

The market values of certain low investment grade, below investment grade and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, issuers of low investment grade, below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default by such issuers is significantly greater because low investment grade, below investment grade and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low investment grade, below investment grade and comparable unrated securities may diminish a Fund’s ability to: (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Although the general market for low investment grade, below investment grade and comparable unrated securities is no longer new, the market for such securities has not yet weathered a major sustained economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could severely disrupt the market for such securities and adversely affect the value of such securities. Any such economic downturn also could severely and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

Because certain low investment grade and below investment grade securities also may be foreign securities, some of which may be considered debt securities from emerging markets countries, there are certain additional risks associated with such investments. See About the Funds’ Investments – Permissible Investments and Related Risks – Foreign Securities.

Common Stock

Common stock are units of equity ownership of a public company. Owners are typically entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. However, ownership of common stock does not entitle the owner to involvement in the day-to-day operations of the company. Common stock of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, like the NYSE, AMEX or the Nasdaq Stock Market. Domestic and foreign corporations may also choose to list their companies, and have their shares traded, on foreign exchanges, like the London Stock Exchange or Tokyo Stock Exchange.

Investments by a Fund in common stocks are subject to stock market risk, which is the risk that the value of the stocks that the Fund holds, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, like changes in earnings or management.

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With respect specifically to “common” stock, in the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and “preferred” stock take precedence over the claims of those who own common stock. On the other hand, common stock tends to have greater potential for appreciation.

Common stock investments also present the risk inherent in investing in a particular company. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Common stock of these companies may have a higher potential for gains but also carry more risk. For those Funds that invest primarily in these types of companies, these risks can have a more acute effect on the value of the Fund’s shares.

Common stock investments also present the risks inherent in investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector, which is to say that when market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the common stock of those companies in that industry sector tend to go up. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ common stock to drop. For those Funds that focus their investments in a particular industry, these industry-related risks can have a significant effect on the value of these Funds’ shares.

Convertible Securities

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted within a specified period of time (typically for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. They also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Convertible securities entitle the holder to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security generally is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a comparable nonconvertible fixed income security). The investment value is determined by, among other things, reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock in the sense that its market value will not be influenced greatly by fluctuations in the market price of the underlying security into which it can be converted. Instead, the convertible security’s price will tend to move in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is significantly above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying stock. In that case, the convertible security’s price may be as volatile as that of the common stock. Because both interest rate and market movements can influence its value, a convertible security is not generally as sensitive to interest rates as a similar fixed income security, nor is it generally as sensitive to changes in share price as its underlying stock.

A Fund may invest in convertible securities that are below investment grade (e.g., rated B or below by S&P). See also the sub-section entitled Below Investment Grade Securities within About the Funds’ Investments – Permissible Investments and Related Risks.

A Fund’s investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid—that is, a Fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the Fund. A Fund’s investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. For issues where the conversion of the security is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

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In addition, some convertible securities are often rated below investment grade or are not rated, and therefore may be considered speculative investments. Companies that issue convertible securities are usually small to medium size, and accordingly carry the capitalization risks described in About the Funds’ Investments – Permissible Investments and Related Risks – Common Stock. In addition, the credit rating of a company’s convertible securities is generally lower than that of its conventional debt securities. Convertible securities are normally considered “junior” securities—that is, the company usually must pay interest on its conventional corporate debt before it can make payments on its convertible securities. Some convertible securities are particularly sensitive to interest rate changes when their predetermined conversion price is much higher than the issuing company’s common stock.

See also About the Funds’ Investments – Permissible Investments and Related Risks – Common Stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities usually issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend maturity to 390 days. ECNs are issued at a discount rate with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

See also the sub-sections entitled Foreign Securities, Variable- and Floating-Rate Instruments and Money Market Instruments within About the Funds’ Investments – Permissible Investments and Related Risks.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it’s due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while making payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Derivatives

Derivatives are financial contracts whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity like gold), or a market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated

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exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants and swap contracts. For more information about each type of derivative see the sections in this SAI that describe such securities.

A Fund may use derivatives for a variety of reasons, including: to enhance its return, to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); to protect its unrealized gains reflected in the value of its portfolios securities; to facilitate the sale of such securities for investment purposes; and/or to manage the effective maturity or duration of its portfolio.

A Fund may use any or all of these investment techniques and may purchase different types of derivative securities at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as the use of derivatives is a function of numerous variables including market conditions.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by the Fund. There is also a risk that the derivative will not correlate well with the security that it is substituting. Also, the Fund’s use of derivatives to leverage risk may exaggerate a loss, potentially causing the Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not always exist at times when the Fund may wish to terminate or sell them. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, are standardized contracts that generally can easily be bought and sold and whose market values are determined and published daily. Non-standardized derivatives tend to be more specialized or complex and may be more difficult to value. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

The most common, traditional types of derivatives are futures and option contracts, which a Fund may utilize for a variety of reasons including for hedging purposes: risk reduction: securities exposure: to enhance return; to enhance liquidity; to reduce transaction costs; or for other reasons.

Futures and options investing are highly specialized activities that entail greater than ordinary investment risks. For example, futures and options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in a future or an option may be subject to greater fluctuation than an investment in the underlying instruments themselves.

With regard to futures, the risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

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With regard to options, an option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument, as described below, until the option expires or the optioned instrument is delivered upon exercise. The writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, the Fund will realize a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If a call option written by a Fund is exercised, the proceeds of the sale of the underlying instrument will be increased by the net premium received when the option was written and the Fund will realize a gain or loss on the sale of the underlying instrument. If a put option written by a Fund is exercised, the Fund’s basis in the underlying instrument will be reduced by the net premium received when the option was written.

With regard to both futures and options contracts, positions may be closed out only on an exchange which provides a secondary market for such contracts. However, there can be no assurance that a liquid secondary market will exist for any particular contract at any specific time. Thus, it may not be possible to close a position. In the case of a futures contract, for example, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

In addition, there is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

The successful use of futures and options on stock indices by a Fund will be subject to the ability of the Advisor or the Sub-Advisor(s) to correctly predict movements in the directions of the stock market. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund therefore bears the risk that future market trends will be incorrectly predicted. In addition, a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, each Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices.

Each Fund will comply with SEC guidelines regarding coverage for these instruments and, if the guidelines so require, maintain cash or liquid securities with its Custodian in the prescribed amount.

Futures: Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security (including a single stock) or index at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC, a U.S. Government agency. Although many fixed income futures contracts call for actual delivery or acceptance of the underlying securities at a specified date (stock index futures contracts do not permit delivery of securities), the contracts are normally closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

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Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian in order to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. Each Fund expects to earn interest income on its margin deposits.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities currently owned or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities. Regulations of the CFTC applicable to the Funds require that all of their futures transactions constitute bona fide hedging transactions except to the extent that the aggregate and initial margins and premiums required to establish any non-hedging positions do not exceed five percent of the value of the respective Fund’s portfolio.

A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates.

Options: A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

A primary difference between stock options and index options becomes evident when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange, the NYSE, the AMEX, the Pacific Stock Exchange and the Philadelphia Stock Exchange. A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

Options on Futures: A Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures

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contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Dollar Roll Transactions

Under a mortgage “dollar roll,” a Fund sells mortgage-backed securities for delivery in a given month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the “roll” period, a Fund forgoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (the drop) as well as by the interest earned on the cash proceeds of the initial sale. See also About the Funds’ Investments – Permissible Investments and Related Risks – Mortgage-Backed Securities.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under an agreement may decline below the repurchase price. Also, these transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Foreign Securities

Foreign securities include debt, equity or derivative securities determined by an issuer’s domicile, its principal place of business, the source of its revenue or other factors.

Foreign securities may pose risks greater than those typically associated with an equity, debt or derivative security due to: (1) the sometimes extreme volatility of foreign markets; (2) fluctuations in currency exchange rates, which can impact the value of foreign securities denominated in foreign currencies and U.S. dollars; (3) the fact that foreign securities may be less liquid than domestic securities; (4) generally higher brokerage commissions, custodial and other fees; (5) the possibility of limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments; and (6) potentially confiscatory withholding taxes. Other risks include delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; possible imposition of currency exchange controls, and that foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

Certain of the risks associated with investments in foreign securities are heightened with respect to investments in emerging markets countries. Political and economic structures in many emerging market countries, such as those in Eastern Europe, the Middle East, Latin America, Asia and Africa, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Their securities markets may be less developed and more thinly traded and their economies less mature. As such, emerging market securities can be more volatile than securities in more developed markets. Many of these countries are dependent on international trade, which makes them sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies

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may not be traded internationally and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

As noted, foreign securities also involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may purchase or sell forward foreign currency exchange contracts in order to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Fund may also purchase and sell foreign currency futures contracts and related options. See the discussion of futures and options in About the Funds’ Investments – Permissible Investments and Related Risks – Derivatives.

A Fund also may purchase American Depository Receipts (ADRs), Global Depository Receipts (GDRs) and European Depositary Receipts (EDRs) (collectively Depositary Receipts). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in Depositary Receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Forward foreign currency exchange contracts: Forward foreign currency exchange contracts establish an exchange rate at a future date. A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of the security (a “transaction hedge”). In addition, when a foreign currency suffers a substantial decline against the U.S. dollar, a Fund may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. When it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a “position hedge”).

A Fund may, however, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the securities are denominated (a “cross-hedge”).

Foreign currency hedging transactions are attempts to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized should the value of the hedged currency increase.

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Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (1) bank obligations; (2) funding agreements; (3) repurchase agreements; (4) U.S. Government obligations; and (5) certain corporate debt securities, such as commercial paper, corporate bonds and extendible commercial notes; (6) asset-backed securities; and (7) municipal securities. Such instruments also may be structured to be, what would not otherwise be, a money market instrument by modifying the maturity of a security or interest rate adjustment feature to come within permissible limits.

Money market mutual funds (i.e., funds that comply with Rule 2a-7 of the 1940 Act) are permitted to purchase most money market instruments, subject to certain credit quality, maturity and other restrictions.

See also the sub-sections entitled Corporate Debt Securities, Repurchase Agreements, and Asset-Backed Securities, and U.S. Government Obligations within About the Funds’ Investments – Permissible Investments and Related Risks.

Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans. See About the Funds’ Investments – Permissible Investments and Related Risks – Pass-Through Securities.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (Ginnie Mae or GNMA), Federal National Mortgage Association (Fannie Mae or FNMA) or Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. Its objective is to increase the affordability of home mortgage funds for low- and middle-income home buyers. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the federal government. For example, the pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The corporation’s stock is owned by savings institutions across the U.S. and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of interest and ultimately collection of principal only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations (CMOs) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively referred to hereinafter as Mortgage Assets). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets. All references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

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Stripped mortgage-backed securities (SMBS) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including, among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

Pass-Through Securities (Participation Interests and Company Receipts)

A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund may purchase modified pass-through GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates and guaranteed mortgage certificates. Participation certificates resemble GNMA Certificates in that the participation certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely payments of interest on the participation certificates and the full return of principal. Guaranteed mortgage certificates also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

FNMA issues guaranteed mortgage pass-through certificates. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by the FNMA as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

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Except for guaranteed mortgage certificates, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securities holders, such as the Funds, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. Estimated prepayment rates will be a factor considered in calculating the average weighted maturity of a Fund which owns these securities. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund’s ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

Preferred Stock

Preferred stock are units of ownership of a public corporation that pay dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. A passed dividend on noncumulative preferred stock is generally gone forever. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of common shares and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined every seven weeks in a dutch auction process by corporate bidders. Shares are typically bought and sold at face values ranging from $100,000 to $500,000 per share. Auction preferred stock is sometimes known by the proprietary name given by the relevant broker, e.g., Merrill Lynch’s AMPS (auction market preferred stock), Salomon Smith Barney’s DARTS or First Boston’s STARS. The potential benefits of APS include:

•	Reduced interest rate risk: Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.

•

Preservation of principal: The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently, the share price is not expected to fluctuate from par, however, the reset rate will reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.

•	Credit quality: Most corporate APS carry an investment grade credit rating from both Moody’s and S&P, municipal APS typically carry the highest credit rating from both Moody’s and S&P (Aaa/AAA).

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

•

Failed auction: Such a breakdown of the auction process is unlikely; however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectus and is typically influenced by the issuer’s credit rating. In a failed auction, current shareholders are generally unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that ‘unfail’ the process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: Although unlikely, the preferred shares are redeemable at any time, at the issuer’s option, at par plus accrued dividends.

See also the sub-sections entitled Common Stock and Convertible Securities within About the Funds’ Investments – Permissible Investments and Related Risks.

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Private Placement Securities and Other Restricted Securities

Although many securities are offered publicly, some are offered privately only to certain qualified investors. Private placements may often offer attractive opportunities for investment not otherwise available on the open market. However, the securities so purchased are often “restricted,” i.e., they cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

Generally speaking, private placements may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Private placements may be considered illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that has been determined to be liquid under procedures approved by the Board). Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions.

Private placements are generally subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value due to the absence of a trading market.

Unlike public offerings, restricted securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

REITs and Master Limited Partnerships

A real estate investment trust, or REIT, is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls or loans on such properties. An equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A mortgage REIT specializes in lending money to owners of properties, and passes any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies are sometimes organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects.

Generally, a master limited partnership is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in a master limited partnership) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.

REITs may be affected by changes in the value of the underlying property owned or financed by the REIT; mortgage REITs also may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for preferential treatment under the Code.

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The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer’s management skills. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Mortgage REITs are subject to the risk that mortgagors may not meet their payment obligations. Each investment also has its unique interest rate and payment priority characteristics. In addition, REITs are subject to unique tax requirements which, if not met, could adversely affect dividend payments. Also, in the event of a default of an underlying borrower or lessee, a REIT could experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

The risks of investing in a master limited partnership are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a master limited partnership than investors in a corporation. Additional risks involved with investing in a master limited partnership are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Repurchase Agreements

A repurchase agreement is a money market instrument that is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). Repurchase agreements may be viewed, in effect, as loans made by a Fund which are collateralized by the securities subject to repurchase. Typically, a Fund will enter into repurchase agreements only with commercial banks, registered broker/dealers and the Fixed Income Clearinghouse Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest. See About the Funds’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

Repurchase Agreements are generally subject to counterparty risk, which is the risk that the counterparty to the agreement could default on the agreement. If a seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, if the seller becomes involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller or its assigns.

Pursuant to an exemptive order issued by the SEC, the Funds may “combine” uninvested cash balances into a joint account, which may be invested in one or more repurchase agreements.

Reverse Repurchase Agreements

A reverse repurchase agreement is a contract under which a Fund sells a security for cash for a relatively short period (usually not more than one week) subject to the obligation of the Fund to repurchase such security at a fixed time and price (representing the seller’s cost plus interest). Reverse repurchase agreements may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

U.S. Government Obligations

U.S. Government obligations include securities that are issued or guaranteed by the United States Treasury, by

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various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and FNMA.

Because of their relative liquidity and high credit quality, U.S. Government obligations are often purchased by the Money Market Funds and can in some instances comprise almost all of their portfolios.

In the case of those U.S. Government obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment.

Variable- and Floating-Rate Instruments

These types of securities have variable- or floating-rates of interest and, under certain limited circumstances, may have varying principal amounts. Unlike a fixed interest rate, a variable or floating interest rate is one that rises and falls based on the movement of an underlying index of interest rates. For example, many credit cards charge variable interest rates, based on a specific spread over the prime rate. Most home equity loans charge variable rates tied to the prime rate.

Variable- and floating-rate instruments pay interest at rates that are adjusted periodically according to a specified formula; for example, some adjust daily and some adjust every six months. The variable- or floating-rate tends to decrease the security’s price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

In order to most effectively use these investments, the Advisor must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the Advisor incorrectly forecasts such movements, a Fund could be adversely affected by the use of variable- or floating-rate obligations.

When-Issued Purchases, Delayed Delivery and Forward Commitments

A Fund may agree to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities. These types of securities are those for which the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that the buyer enters into the commitment.

A Fund will make commitments to purchase securities on a when-issued or delayed delivery basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of a Fund starting on the date that the Fund agrees to purchase the securities. The Fund does not earn dividends on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment remains in effect.

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Investment in securities on a when-issued or delayed delivery basis may increase the Fund’s exposure to market fluctuation and may increase the possibility that the Fund’s shareholders will suffer adverse federal income tax consequences if the Fund must engage in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous.

In delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but a Fund would not pay for such securities or start earning interest on them until they are delivered. However, when a Fund purchases securities on such a delayed delivery basis, it immediately assumes the risk of ownership, including the risk of price fluctuation. Failure by a counterparty to deliver a security purchased on a delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending upon market conditions, a Fund’s delayed delivery purchase commitments could cause its net asset value to be more volatile, because such securities may increase the amount by which the Fund’s total assets, including the value of when-issued and delayed delivery securities held by the Fund, exceed its net assets.

Zero-Coupon, Pay-In-Kind and Step-Coupon Securities

A zero-coupon security is one that makes no periodic interest payments but instead is sold at a deep discount from its face value. There are many different kinds of zero-coupon securities. The most commonly known is the zero-coupon bond, which either may be issued at a deep discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons off a bond and sells the bond of the note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and the zero-coupon issue is marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGER (Treasury Investor Growth Receipt) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds are also issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages also exist; they work on the same principle as zero-coupon bonds—the CD holder or mortgage holder receives face value at maturity, and no payments until then.

Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

In general, owners of zero-coupon, step-coupon and pay-in-kind bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of these bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer, and are not required to act in concert with other holders of such bonds.

Generally, the market prices of zero-coupon, step-coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are the most volatile of all fixed income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying out interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than full-coupon bonds, because the bonds have locked in a particular rate of reinvestment that becomes more attractive the further rates fall. The greater the number of years that a zero-coupon security has until maturity, the less an investor has to pay for it, and the more leverage is at work for the investor. For example, a bond maturing in 5 years may double in value, but one maturing in 25 years may increase in value 10 times, depending on the interest rate of the bond.

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Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments – Fundamental and Non-Fundamental Investment Policies.

The Funds participate in committed and uncommitted lines of credit provided by State Street (the Lines of Credit). Any advance under the Lines of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Information about specific borrowings, if any, by any particular Fund under the Uncommitted Line over the last fiscal year, if any, can be found in its Annual Report to Shareholders for the year ended February 28, 2007.

As noted above, pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

A Fund also may borrow money utilizing a reverse repurchase agreement transaction. See About the Funds’ Investments – Permissible Investments and Related Risks – Reverse Repurchase Agreements.

Under the uncommitted line of credit, as opposed to the committed line of credit, State Street is not obligated to lend money to a Fund. Accordingly, it is possible that a Fund may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

Short Sales

Each Fund may engage in short sales, which is the sale of a security or commodity futures contract not owned by the seller. The technique is used in order to take advantage of an anticipated decline in the price or to protect a profit in a long-term position. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

A Fund will sometimes sell securities short when the Fund owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.”

A Fund’s successful use of short sales will be subject to the ability of the Advisor to correctly predict movements in the directions of the relevant market. A Fund that engages in short selling therefore bears the risk that the Advisor will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, the Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that the Fund will not incur significant losses in such a case.

Short sales “against the box” entail many of the same risks and considerations described above. However, when a Fund sells short “against the box” it typically limits the amount of securities that the Fund has leveraged.

Lending Securities

For various reasons, including to enhance a Fund’s return, a Fund may lend its portfolio securities to broker/dealers and other institutional investors. Loans are typically made pursuant to agreements that require the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Such loans may not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the

26

Fund’s total assets. A Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the collateral. However, a Fund will normally pay lending fees to such broker/dealers and related expenses from the interest earned on invested collateral. The Money Market Funds do not engage in securities lending.

Securities lending transactions are generally subject to counterparty risk, which is the risk that the counterparty to the transaction could default. In other words, the risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, loans are made only to borrowers deemed to be of good standing and when, in the Advisor’s judgment, the income to be earned from the loan justifies the attendant risks.

Temporary Defensive Positions

Each Fund may temporarily invest in money market instruments or hold cash while it is investing defensively. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective.

See also About the Funds’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

For each Fund’s portfolio turnover rate, see the Financial Highlights section in the prospectus for that Fund.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings by the Funds, CMA and their affiliates. These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interest of Fund shareholders and to address conflicts between the interests of a Fund’s shareholders, on the one hand, and those of CMA, CMD or any affiliated person of a Fund, on the other. These policies and procedures provide that Fund portfolio holdings information generally may not be disclosed to any party prior to: (1) the business day next following the posting of such information on the Funds’ website, if applicable, or (2) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board will be updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit CMA and the Funds’ other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of funds and include variations tailored to the different categories of funds. Under this tailored approach, some of the provisions described here do not apply to Funds covered by this SAI. CMA has also adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Funds’ portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Funds’ website. This information is available on the Funds’ website as described below.

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•	For equity, convertible, balanced and asset allocation Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•	For fixed income Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•	For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

The Funds also disclose their largest holdings, as a percent of the Funds’ portfolios, as of month-end on their website generally within 15 days after such month-end; with the equity Funds posting their largest 10-15 holdings, the balanced Funds posting their largest 5 equity holdings, and certain fixed income Funds posting their top 5-15 holdings.

The scope of the information provided pursuant to the Funds’ policies relating to each Fund’s portfolio that is made available on the website may change from time to time without prior notice.

The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Fund’s fiscal year). Shareholders may obtain the Funds’ Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, the Funds’ Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

With respect to the variable insurance trusts, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

The Funds, CMA and their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Funds’ website or no earlier than the time the Funds file such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Funds’ policies and procedures provide that no disclosures of the Funds’ portfolio holdings may be made prior to the holdings information being made public unless (1) the Funds have a legitimate business purpose for making such disclosure, (2) the Funds’ chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, are considered: (1) that any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of CMA; (2) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of CMA, CMD or any affiliated person of a Fund, on the other; and (3) that prior disclosure to a third party, although subject to a confidentiality agreement, would not make lawful conduct that is otherwise unlawful.

In addition, the Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to CMA and its affiliates, these service providers include the Funds’ sub-advisors, the Funds’ independent registered public accounting firm, legal counsel, financial printers, the Funds’ proxy solicitor, the Funds’ proxy voting service provider, and rating agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds may also disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Funds currently have ongoing arrangements with certain approved recipients to disclose portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is

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current as of the time of its disclosure and is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Funds’ chief executive officer. These special arrangements are shown in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Electra Information Systems	None	Use of holdings information for trade reconciliation purposes.	Daily

Standard & Poor’s	None	Vendor uses to maintain ratings for certain Money Market Funds.	Weekly

InvestorTools, Inc.	None	Access to holdings granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access to holdings granted for specific Funds for ING’s creation of client/ shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis	None	Glass-Lewis receives holdings information in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	CMS Bondedge is the
vendor for an application
used by CMA’s Fixed
Income Portfolio
Management team as an
analytical and trading tool.
CMS Bondedge may
receive holdings
information to assist in
resolving technical
difficulties with the
		application.	Ad-hoc

Linedata Services, Inc.	None	Linedata is the software vendor for the LongView Trade Order Management System. Linedata may receive holdings information to assist in resolving technical difficulties with the application.	Ad-hoc

JP Morgan	None	JP Morgan provides the High Yield team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Vendor uses to facilitate writing, publishing, and mailing Fund shareholder reports and communications including shareholder letter and management’s discussion of Fund performance.	Quarterly

Data Communique	None	Vendor uses to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.	Quarterly

Evare LLP	None	Evare obtains account information for purposes of standardizing and reformatting data according to CMA’s specifications for use in the reconciliation process.	Daily

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Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Factset Data Systems, Inc.	None	FactSet provides quantitative analytics, charting and fundamental data to CMA. FactSet requires holdings information to provide the analytics.	Daily

RR Donnelly/WE Andrews	None	Printers for the Funds’ prospectuses, supplements, SAIs, fact sheets, brochures.	Monthly

Merrill and Bowne	None	Printers for the Funds’ prospectuses, supplements, and SAIs.	Monthly

Merrill Corporation	None	Provides fulfillment of the Funds’ prospectuses, supplements, SAIs, and sales materials.	Monthly

Citigroup	None	Citigroup is the software vendor for Yield Book, an analytic software program. CMA uses Yield Book to perform ongoing risk analysis and management of certain fixed income Funds and fixed income separately managed accounts.	Daily

Mellon Analytical Solutions	None	Provides portfolio characteristics to assist in performance reviews and reporting.	Monthly

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INVESTMENT ADVISORY AND OTHER SERVICES

Advisor and Investment Advisory Services

CMA (formerly known as Banc of America Capital Management, LLC or BACAP) is the investment advisor to the Funds. CMA is a wholly owned subsidiary of CMG, which in turn is a wholly owned subsidiary of Bank of America, a financial services holding company organized as a Delaware corporation. The principal offices of CMA are located at 100 Federal Street, Boston MA 02110.

Services Provided

Pursuant to the terms of the Trust’s Investment Advisory Agreement, CMA, as investment advisor to the Funds, is responsible for the overall management and supervision of the investment management of each Fund and individually selects and manages the investments of the Funds for which no sub-advisor is employed. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

The Investment Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Advisory Agreement became effective with respect to each Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The respective Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by CMA on 60 days’ written notice.

Advisory Fee Rates and Fees Paid

The Funds pay CMA an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Fund – Primary Service Providers in each Fund’s prospectus. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. For those Funds that have investment sub-advisors, CMA, in turn, from these fees it receives, pays investment sub-advisors for the services they provide to each Fund based on the percentage of the average daily net assets of each Fund, as set forth in the Investment Sub-Advisory Agreement(s).

CMA also may pay amounts from its own assets to CMD or to selling or servicing agents for services they provide.

CMA received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to CMA, the advisory fees waived and expense reimbursements, where applicable, for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007).

Advisory Fees Paid for the Fiscal Period Ended February 28, 2007

Fund	Amount Paid	Amount Waived	Reimbursed by Advisor
Large Cap Index Fund	$	$	$
Mid Cap Index Fund	$	$	$
Small Cap Index Fund	$	$	$
Large Cap Enhanced Core Fund	$	$	$

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CMA received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to CMA, the advisory fees waived and expense reimbursements, where applicable, for the fiscal year ended March 31, 2006.

Advisory Fees Paid for the Fiscal Year Ended March 31, 2006
Fund	Amount Paid	Amount Waived	Reimbursed by Advisor	Other Reimbursements (a)

Large Cap Index Fund	$	$	$	$

Mid Cap Index Fund	$	$	$	$

Small Cap Index Fund	$	$	$	$

Large Cap Enhanced Core Fund	$	$	$	$

(a)

These fees were reimbursed by CMA in connection with a commitment by Bank of America to return certain fees to any Fund that was the subject of a market timing agreement, irrespective or not as to whether or not there was an independent determination of any negative impact to any Fund shareholders.

CMA received fees from the Funds for its services as reflected in the following chart, which shows the net advisory fees paid to CMA, the advisory fees waived and expense reimbursements, where applicable, for the fiscal year ended March 31, 2005.

Advisory Fees Paid for the Fiscal Year Ended March 31, 2005
Fund	Amount Paid	Amount Waived	Reimbursed by Advisor	Other Reimbursements (a)
Large Cap Index Fund	$	$	$	$
Mid Cap Index Fund	$	$	$	$
Small Cap Index Fund	$	$	$	$
Large Cap Enhanced Core Fund	$	$	$	$

(a)

These fees were reimbursed by CMA in connection with a commitment by Bank of America to return certain fees to any Fund that was the subject of a market timing agreement, irrespective or not as to whether or not there was an independent determination of any negative impact to any Fund shareholders.

Portfolio Manager(s)

The following provides additional information about the CMA portfolio manager(s) responsible for making the day-to-day investment decisions for the Funds, as identified in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus.

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Compensation

As of the Funds’ most recent fiscal year end, the CMA portfolio managers received all of their compensation from the Advisor and its parent company, CMG, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A CMA portfolio manager’s bonus is variable and is generally based on (1) an evaluation of the manager’s investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one-, three- and five year performance of mutual funds and other accounts under the portfolio manager’s oversight relative to the benchmarks and peer groups noted below, emphasizing the manager’s three- and five-year performance. The Advisor may also consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For CMA portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Performance Benchmarks

Portfolio Manager	Primary Benchmark(s)	Secondary Benchmark	Morningstar Category (Peer Group)
Vikram J. Kuriyan	S&P 500 Index S&P MidCap 400 Index S&P SmallCap 600 Index	N/A	Large Blend Mid-Cap Blend Small Blend

The size of the overall bonus pool each year is determined by CMG and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor’s profitability for the year, which is influenced by assets under management.

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Funds’ CMA portfolio manager(s) managed, as of February 28, 2007.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Vikram J. Kuriyan (a)
Vikram J. Kuriyan (b)
Vikram J. Kuriyan (c)
Vikram J. Kuriyan (d)

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Index Fund.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Index Fund.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than Small Cap Index Fund.
(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Enhanced Core Fund.

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The following table shows the number and assets of other investment accounts (or portions of investment accounts) for which the Funds’ CMA portfolio manager(s) compensation is based on performance, as of February 28, 2007.

Other Accounts Managed by the Portfolio Manager(s) for which Compensation is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Vikram J. Kuriyan (a)
Vikram J. Kuriyan (b)
Vikram J. Kuriyan (c)
Vikram J. Kuriyan (d)

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Index Fund.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mid Cap Index Fund.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than Small Cap Index Fund.
(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Enhanced Core Fund.

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the CMA portfolio manager(s).

Portfolio Manager Ownership of the Columbia Funds Family as of February 28, 2007
Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Vikram J. Kuriyan	Large Cap Index Fund
Mid Cap Index Fund
Small Cap Index Fund
Large Cap Enhanced Core Fund

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CMA Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. CMA and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher-fee accounts.

Potential conflicts of interest may also arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to CMA’s Code of Ethics and certain limited exceptions, CMA’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the Funds and the other accounts the portfolio manager oversees.

A potential conflict of interest may arise when a portfolio manager purchases or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, CMA’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities purchased or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), may be seen to involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. CMA and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another CMA-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts overseen by its portfolio manager(s). Depending on another account’s objectives or other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. More rarely, a portfolio manager may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest that Advisor’s portfolio managers are subject to are similar to the potential conflicts of interest related to the activities of the Advisor and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

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Administrator

CMA serves as Administrator of the Funds. Prior to August 22, 2005, BACAP Distributors was the Funds’ administrator and BNY was the Funds’ sub-administrator.

Services Provided

Pursuant to the Administration Agreement, CMA has agreed to, among other things, (i) maintain office facilities for the Funds, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Trust, (iii) furnish corporate secretarial services to the Trust, including coordinating the preparation and distribution of materials for Board meetings, (iv) coordinate the provision of legal advice to the Trust with respect to regulatory matters, (v) coordinate the preparation of reports to each Fund’s shareholders and the SEC, including annual and semi-annual reports, (vi) coordinate the provision of services to the Trust by the Transfer Agent and the Custodian, and (vii) generally assist in all aspects of the Trust’s operations, (viii) compute each Fund’s net asset value and net income, (ix) accumulate information required for the Trust’s reports to shareholders and the SEC, (x) prepare and file the Trust’s federal and state tax returns, (xi) perform monthly compliance testing for the Trust, and (xii) prepare and furnish the Trust monthly broker security transaction summaries and transaction listings and performance information. The Administration Agreement provides that CMA shall not be liable to the Funds or to their shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty on the part of either CMA.

The Administration Agreement became effective with respect to each Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Administration Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Administration Agreement may be terminated by a vote of a majority of the Trustees or by CMA, on 60 days’ written notice without penalty. The Administration Agreement is not assignable without the written consent of the other party.

Administration Fee Rates and Fees Paid

The Administrator serves under an Administration Agreement which provides that the Administrator may receive fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the table below.

CMA Administration Fee Rates

Fund	Administration Fee Rate

Large Cap Index Fund
Mid Cap Index Fund
Small Cap Index Fund
Large Cap Enhanced Core Fund

Each percentage amount is of the average daily net assets of a Fund. CMA also may pay amounts from its own assets to selling or servicing agents for services they provide.

The table set forth below states the net administration fees paid to CMA for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007).

Administration Fees Paid for the Fiscal Period Ended February 28, 2007

Fund	Amount Paid	Amount Waived
Large Cap Index Fund

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Administration Fees Paid for the Fiscal Period Ended February 28, 2007

Fund	Amount Paid	Amount Waived
Mid Cap Index Fund
Small Cap Index Fund
Large Cap Enhanced Core Fund

The table set forth below states the net administration fees paid to BACAP Distributors (the former administrator for the Funds) for the fiscal year ended March 31, 2006.

Administration Fees Paid for the Fiscal Year Ended March 31, 2006

Fund	Amount Paid	Amount Waived
Large Cap Index Fund
Mid Cap Index Fund
Small Cap Index Fund
Large Cap Enhanced Core Fund

The table set forth below states the net administration fees paid to BACAP Distributors (the former administrator for the Funds) for the fiscal year ended March 31, 2005.

Administration Fees Paid for the Fiscal Year Ended March 31, 2005

Fund	Amount Paid	Amount Waived
Large Cap Index Fund
Mid Cap Index Fund
Small Cap Index Fund
Large Cap Enhanced Core Fund

Pricing and Bookkeeping Agent

CMA is responsible for providing certain pricing and bookkeeping services to the Funds.

Services Provided

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with the Advisor pursuant to which the Advisor monitors, budgets and approves Fund expenses, provides oversight of the performance by State Street of accounting and financial reporting services, and provides services related to the Sarbanes-Oxley Act of 2002. Under the Services Agreement, the Funds reimburse the Advisor for out-of-pocket expenses, direct internal costs relating to fund accounting oversight, monitoring, budgeting and approving Fund expenses, and direct internal costs incurred in connection with the Sarbanes-Oxley Act of 2002.

Effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with the Advisor and State Street (the “Financial Reporting Services Agreement”) pursuant to which State Street provides financial reporting services, such as the preparation of a Fund’s financial information for shareholder reports and SEC filings. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with the Advisor and State Street (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services, including but not limited to, the recording of general ledger entries and the calculation of daily expenses and income. Under the State Street Agreements, each Fund pays State Street annual fees for these services, payable monthly, totaling $38,000 plus an additional fee based on an annualized percentage rate of such Fund’s assets. Under the State Street Agreements, these fees payable to State Street will not exceed $140,000 annually in the aggregate for such Fund.

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Prior to December 15, 2006, the Funds had a Pricing and Bookkeeping Agreement and an amended Administration Agreement with CMA. Under these agreements, the Funds continued to receive substantially the same pricing, bookkeeping and administrative services as they received under the Administration Agreement prior to December 1, 2005.

Pricing and Bookkeeping Fee Rates and Fees Paid

For services provided under the prior Pricing and Bookkeeping Agreement, the Funds paid to CMA, or to such other person(s) as CMA directed, an annual fee, payable monthly, consisting of: (i) a Fund accounting fee of $25,000 plus an additional monthly fee based on a Fund’s net asset value (the “Fund Accounting Fee”); and (ii) a financial reporting service of $13,000 (the “Financial Reporting Fee”). Additionally, the Funds bore certain reimbursable costs and expenses as provided in the Pricing and Bookkeeping Agreement and the Administration Agreement. The aggregate Fund Accounting and Fund Reporting Fees could not exceed $140,000 (exclusive of out-of-pocket expenses and charges) for a Fund.

The table set forth below states the net pricing and bookkeeping fees paid to State Street under the Services Agreement and to CMA under the prior Pricing and Bookkeeping Agreement for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007).

Pricing and Bookkeeping Fees Paid for the Fiscal Period Ended February 28, 2007
Fund	Amount Paid to State Street	Amount Paid to CMA	Amount Waived
Large Cap Index Fund
Mid Cap Index Fund
Small Cap Index Fund
Large Cap Enhanced Core Fund

The table set forth below states the net pricing and bookkeeping fees paid to CMA from December 1, 2005, the date that CMA was engaged as Pricing and Bookkeeping Agent, through March 31, 2006, for the fiscal year ended March 31, 2006. Prior to December 1, 2005, pricing and bookkeeping agency services were provided by CMA under the Administration Agreement.

Pricing and Bookkeeping Fees Paid for the Fiscal Year Ended March 31, 2006

Fund	Amount Paid	Amount Waived
Large Cap Index Fund
Mid Cap Index Fund
Small Cap Index Fund
Large Cap Enhanced Core Fund

Principal Underwriter/Distributor

CMD is the Principal Underwriter and Distributor of the shares of the Funds. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has

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agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement became effective with respect to a Fund after approved by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions

The following table shows the underwriting commissions paid to the Distributor by all Columbia Funds it serves, as well as amounts the Distributor retained, during the Funds’ three most recent fiscal years.

Underwriting Commissions Paid by the Columbia Funds

Fund	Amount Paid	Amount Retained by Distributor
Fiscal Period Ended February 28, 2007 *
Fiscal Year Ended March 31, 2006
Fiscal Year Ended March 31, 2005

*	The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown here are for the eleven-month period ended February 28, 2007.

The following table shows all commissions and other compensation received by CMD from each Fund for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007).

Underwriting Commissions Paid by the Funds as of Fiscal Period Ended February 28, 2007

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Large Cap Index Fund
Mid Cap Index Fund
Small Cap Index Fund
Large Cap Enhanced Core Fund

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[ Caution	Other Roles and Relationships of Bank of America and its
Hand Icon]	Affiliates, Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus, the Advisor, Administrator, Distributor and Transfer Agent are all affiliates of Bank of America and receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which is included as an exhibit to Part C of the Funds’ registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses, for example. As relevant, these conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds in connection with their respective products and services. In addition, Part IA of the Advisor’s Form ADV, which it must file with the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. The Part IA of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest that could affect the Funds may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Funds. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates involve potential multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. Potential conflicts of interest that may exist include, among others, the following:

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Funds. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to funds and accounts that are similar to those provided to the Funds. The Advisor and Bank of America’s other investment management affiliates (including Marsico and Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other customers and clients of Bank of America and its affiliates are separately and potentially divergently managed and there is no assurance that any investment advice Bank of America and its affiliates give to other clients and customers will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the multi-advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to a Fund and/or investment decisions made for a Fund by the Advisor or other Bank of America affiliate may differ from, or may conflict with, advice given to and/or investment decisions made for other funds or accounts. As a result, the performance of a Fund may differ from the performance of other funds or accounts advised by affiliates of Bank of America. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of a Fund. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other funds or accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which a Fund is invested. For example, a Fund may hold equity securities of a company while another fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, the Fund might, for example, prefer that the company reorganize while the other fund or account might prefer the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

        Investment transactions made on behalf of other funds or accounts advised by Bank of America and its affiliates also may have a negative effect on the value, price or investment strategies of a Fund. For example, this could occur if another fund or account implements an investment decision ahead of, or at the same time as, a Fund and causes the Fund to experience less favorable trading results than it otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by Bank of America and its affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as a Fund. In this situation, the allocation of, and competition for, investment opportunities among a Fund and other funds and/or accounts advised/managed by Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures intended to provide for the fair allocation of investment opportunities among the Funds and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – CMA Portfolio Managers and Potential Conflicts of Interests.

Bank of America and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with a Fund. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – CMA Portfolio Managers and Potential Conflicts of Interests.

Certain products and services, so-called “soft dollar services” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials), that the Advisor receives from broker/dealers in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other funds or accounts, as well as the relative compensation paid by a Fund.

Bank of America and its affiliates may act as investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, Bank of America and its affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other funds, accounts and relationships could potentially create incentives to favor those other funds and accounts over the Funds. Trades made by Bank of America and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by Bank of America and its affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Similarly, while the Advisor endeavors to make all proxy voting decisions with respect to the possible interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless favor the interests of the other funds and accounts, and/or clients and customers, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients and customers, including the Funds, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to a Fund. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Funds, Bank of America and its affiliates have adopted policies and procedures, and the Funds, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

        Subject to applicable regulatory requirements, the Fund may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Funds. For example BAS may sell securities to a Fund from an offering in which it is an underwriter or from securities that it owns as a dealer.

        Regulatory restrictions applicable to Bank of America and its affiliates may limit the Funds’ investment activities in various ways. For example, regulations regarding certain industries, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Funds and other funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Funds and/or other funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates implementing these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities.

A client not advised by Bank of America and its affiliates would not be subject to some of these considerations, and generally, as the Advisor’s investment advisory business and the other businesses of Bank of America and its affiliates grow, so does the potential that these internal policies will impact the Funds’ investment transactions. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The lending, investment banking and other relationships that Bank of America and it affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable regulatory requirements, a Fund may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls) designed to implement legal and regulatory standards. Because of these limitations on the sharing of information between the different funds and accounts advised/managed by Bank of America and its affiliates, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Promoting and Using the Funds as Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Funds as investment options. For example, the Funds may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by the Bank of America Private Bank, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates. The Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are discussed in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates, where they are identified by a [Caution/Hand icon].

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Funds is generally based on the size of the Funds’ assets under Management, and those assets will grow as shares of the Funds are sold, potential conflicts of interest may be raised.

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Other Service Providers

Transfer Agent

CMS, P.O. Box 8081, Boston, Massachusetts 02286-8081, acts as Transfer Agent for each Fund’s shares. Prior to August 22, 2005, PFPC was the Transfer Agent for the Funds’ shares. Under the Transfer Agency Agreement, CMS provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. CMS receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for the Trust during the month and is reimbursed for out-of-pocket expenses, and the Trust may pay CMS the fees and expenses it pays to third-party dealer firms that maintain omnibus accounts with the Funds. In addition, CMS may also retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due CMS from shareholders of a Fund, and credits (net of bank charges) earned with respect to balances in accounts CMS maintains in connection with its services to the Funds.

CMS retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists CMS in carrying out its duties as Transfer Agent.

Custodian

State Street, Two Avenue de Lafayette, LCC/4S, Boston, Massachusetts 02111 acts as the Funds’ Custodian. Prior to June 13, 2005, BNY was the Funds’ Custodian. As Custodian, State Street maintains the Funds’ securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of such Funds for payments of dividends, distributions and redemptions, endorses and collects on behalf of such Funds all checks, and receives all dividends and other distributions made on securities owned by such Funds.

With respect to foreign custody activities, the SEC has amended Rule 17f-5 under the 1940 Act and adopted Rule 17f-7 to permit the Board to delegate certain foreign custody matters to foreign custody managers and to modify the criteria applied in the selection process. Accordingly, State Street serves as Foreign Custody Manager, pursuant to the Custodian Agreement, under which the Board retains the responsibility for selecting foreign compulsory depositories, although State Street agrees to make certain findings with respect to such depositories and to monitor such depositories.

Independent Registered Public Accounting Firm

The Trust issues unaudited financial information semi-annually and audited financial statements annually. The annual financial statements for the Funds fiscal year ended March 31, 2006 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, as the Trust’s independent registered public accounting firm to audit the Trust’s books and review its tax returns for the fiscal year ended February 28, 2008. The Funds’ annual reports for the fiscal period ended February 28, 2007 are incorporated herein by reference into this SAI.

Counsel

Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

Rule 12b-1 Plans

The Trust has adopted a Rule 12b-1, or distribution plan, for the Class A Shares, Class B Shares and Class R Shares of the Funds that offer those classes. See Capital Stock and Other Securities for information about which Funds offer which classes of shares.

With respect to a Fund’s Class A Shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including

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payments by the Distributor to Selling agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Funds.

With respect to a Fund’s Class B Shares, the Trust has adopted a distribution plan. The Class B Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class B Shares of the Funds.

With respect to a Fund’s Class R Shares, the Trust has adopted a distribution plan. The Class R Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.50% (on an annualized basis) of the average daily net asset value of the Class R Shares of the Funds.

Payments under the Class A Distribution and Servicing Plan, the Class A Distribution Plan and the Class B Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor’s or Selling Agents’ unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a Rule 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous fiscal year to be carried over to the current fiscal year.

The Funds participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

For the Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan, the Funds paid the following Rule 12b-1 fees to the Distributor for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007). The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Class A Shares – Rule 12b-1 Fees Paid for the Fiscal Period Ended February 28, 2007

Fund	Amount Paid	Amount Waived or Reimbursed
Large Cap Index Fund
Mid Cap Index Fund
Small Cap Index Fund
Large Cap Enhanced Core Fund

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For the Class B Distribution Plan, the Funds paid the following Rule 12b-1 fees to the Distributor for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007). The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Class B Shares – Rule 12b-1 Fees Paid for the Fiscal Period Ended February 28, 2007

Fund	Amount Paid	Amount Waived or Reimbursed
Large Cap Index Fund

For the Class R Distribution Plan, the Funds paid the following Rule 12b-1 fees to the Distributor for the fiscal period ended February 28, 2007. (The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown below are for the eleven-month period ended February 28, 2007). The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Class R Shares – Rule 12b-1 Fees Paid for the Fiscal Period Ended February 28, 2007

Fund	Amount Paid	Amount Waived or Reimbursed
Large Cap Enhanced Core Fund

Expense Limitations

CMA (or its predecessor) and/or CMD has committed to: (i) waive investment advisory fees and/or administration fees payable to it; and (ii) limit certain Fund level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the schedules below.

Fund Level Expense Commitment* - Period from August 1, 2006, to July 31, 2007

Fund
Large Cap Index Fund**
Mid Cap Index Fund
Small Cap Index Fund
Large Cap Enhanced Core Fund**

*	Waivers of CMA advisory and/or administration fees and/or other expense reimbursements will result in the listed fund level expense commitments (excluding 12b-1 distribution/shareholder servicing/shareholder administration fees and the Board approved class specific account expense relating to R Shares).
**	CMA and CMD are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

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Codes of Ethics

The Trust, the Advisor, the Sub-Advisor(s) and CMD each have adopted a Code of Ethics which contains policies on personal securities transactions by “access persons,” including portfolio managers and investment analysts. These Codes of Ethics substantially comply in all material respects with recently amended Rule 17j-1 under the 1940 Act, which, among other things, provides that the Board must review each Code of Ethics at least annually.

The Codes of Ethics, among other things, prohibit each access person from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Fund, or (ii) was being purchased or sold by a Fund. For purposes of the Codes of Ethics, an access person means (i) a director or officer of the Trust, (ii) any employee of the Trust (or any company in a control relationship with the Trust) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Trust, and (iii) any natural person in a control relationship with the Trust who obtains information concerning recommendations made to the Trust regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Trust any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the Codes of Ethics generally require access persons, other than Independent Trustees, to submit reports to the Trust’s designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The Codes of Ethics for the Trust, the Advisor, the Sub-Advisor(s) and CMD are on public file with, and are available from, the SEC.

Proxy Voting Policies and Procedures

Information regarding how the Funds (except certain Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be available by August 31 of this year free of charge: (1) through the Funds’ website at www.columbiafunds.com; and (2) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s and any Sub-Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Funds, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Trust, the services of certain officers of the Trust and such other personnel (other than the personnel of the Advisor or the Sub-Advisor(s), if applicable) as are required for the proper conduct of the Trust’s affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Trust’s shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Trust.

The Trust pays or causes to be paid all other expenses of the Trust, including, without limitation: the fees of the Advisor, the Distributor, the Administrator and the Sub-Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Trust; brokerage commissions chargeable to the Trust in connection with Fund securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Trust to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its Funds’ shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Trust (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Trust’s shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Trust’s shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on

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Trust borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Trust’s operation unless otherwise explicitly assumed by the Advisor), the Administrator or the Sub-Administrator.

Expenses of the Trust which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

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FUND GOVERNANCE

The Board of Trustees

Responsibilities

The Board of Trustees oversees the Funds. All of the Trustees are “independent,” meaning that they have no affiliation with Bank of America, its affiliates, or the Funds, apart from personal investments that most Trustees have made in certain of the Funds as private individuals. The Trustees are charged with the fiduciary duty of protecting shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen	Other Directorships Held by Trustee
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director –E.J. Boudreau & Associates (consulting), through current	79	None
William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	79	Director – Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)
William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President, Retail Banking – IndyMac Bancorp, Inc., from September 1999 to August 2003; Retired	79	None

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Trustee Biographical Information
Name, Year of Birth and Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen	Other Directorships Held by Trustee

R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer –Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer –ING Americas, from 1999 to April 2003; and Non-Executive Director & Chairman –Conseco, Inc. (insurance), from September 2004 through current	79	Director – Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation and Mickel Investment Group	79	Board Member – Piedmont Natural Gas

Standing Committees

The Trustee has three standing committees, including the Audit Committee, the Governance Committee and the Investment Committee.

The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Fund’s investment advisor(s), administrator(s) and other key service providers (other than the independent public accountant)) is primarily responsible for the preparation the financial statements of each Fund, and the independent public accountants are responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent public accountants are primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While each Audit Committee has the duties and powers set forth in the Audit Committee charter, each Audit Committee is not responsible for planning or conducting any Fund audit or for determining whether a Fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Funds’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for each Fund prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to each Fund by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the Securities Exchange Act of 1934 or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Fund’s independent auditor to the Fund’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. Each Trustee is a member of the Audit Committee. The Audit Committee members are all not “interested” persons (as defined in the 1940 Act). The Audit Committee met on five occasions during the last fiscal year.

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The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment advisor or sub-advisor or any control affiliate thereof, including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. Each Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. Each Trustee is a member of the Governance Committee. The Governance Committee met on four occasions during the last fiscal year.

The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Advisor on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Funds; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Advisor; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee met on five occasions during the last fiscal year.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, and not on a per registered investment company or per fund basis, as shown in the table below.

Compensation for the Fiscal Period Ended February 28, 2007 *
Name of Trustee	Aggregate Compensation from the Trust (a)	Total Compensation from the Columbia Funds Complex Paid to Directors (b),(c)
Edward J. Boudreau, Jr.
William P. Carmichael
Minor M. Shaw
R. Glenn Hilliard
William A. Hawkins

*	The Funds changed their fiscal year end from March 31st to February 28th. The amounts shown are for the eleven-month period ended February 28, 2007.
(a)	All Trustees receive reasonable reimbursements for expenses related to their attendance at meetings of the Board.
(b)

The Trustees received compensation from four investment companies that are deemed to be part of the Columbia Funds “fund complex,” as that term is defined under Item 12 of Form N-1A: the Trust, BAFT, CFVIT I and CMIT.

(c)

Total compensation amounts include deferred compensation payable to or accrued to the following Trustees: Edward J. Boudreau, Jr., $[xxx,xxx]; William P. Carmichael , $[xxx,xxx]; Minor M. Shaw , $[xxx,xxx]; and R. Glenn Hilliard, $[xxx,xxx].

Columbia Funds Deferred Compensation Plan

Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the Deferred Compensation Plan), each Trustee may elect, on an annual basis, to defer all or any portion of the annual Board fees (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, in generally equal quarterly installments over a period up to ten

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years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee’s termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a lump sum as soon as practicable after the Trustee’s death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his deferral account, the balance of the amounts credited to his deferral account will be distributed to his designated beneficiary over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring Trustees have the status of unsecured creditors of the Trust.

Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Columbia Funds Family, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Trustee Ownership for the Calendar Year Ended December 31, 2006
Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Edward J. Boudreau, Jr.
William P. Carmichael
William A. Hawkins
R. Glenn Hilliard
Minor M. Shaw

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The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher L. Wilson (Born 1957) One Financial Center Boston, MA 02110	President and Chief Executive Officer	2004	President – Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2004; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (asset management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds

James R. Bordewick, Jr. (Born 1959) One Financial Center Boston, MA 02110	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America, since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management prior to April 2005

J. Kevin Connaughton (Born 1964) One Financial Center Boston, MA 02110	President and Chief Executive Officer	2004	Treasurer – Columbia Funds, since October 2003; Treasurer – the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 - December 2006; Vice President – Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds

Linda J. Wondrack (Born 1964) 100 Federal Street Boston, MA 02110	Senior Vice President, Secretary and Chief Legal Officer	2007	Director of the Advisor and Bank of America Investment Product Group Compliance since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management from August 2004 to May 2005; Managing Director, Deutsche Asset Management prior to August 2004

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Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Michael G. Clarke (Born 1969) One Financial Center Boston, MA 02110	Senior Vice President, Chief Financial Officer and Treasurer	2004	Director of Fund Administration since January 2006; Managing Director of the Advisor from September 2004 to December 2005; Vice President of Fund Administration from June 2002 to September 2004; Vice President of Product Strategy and Development prior to September 2004

Stephen T. Welsh (Born 1957) One Financial Center Boston, MA 02110	Senior Vice President and Chief Compliance Officer	2004	Vice President – the Fund Companies; President – Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller – Columbia Management Services, Inc. prior to July 2004

Barry S. Vallan (Born 1969) One Financial Center Boston, MA 02110	Chief Accounting Officer and Assistant Treasurer	2006	Vice President – Fund Treasury of the Advisor since October 2004: Vice President – Trustee Reporting from April 2002 to October 2004; Management Consultant, PwC (independent registered accounting firm) prior to 2002

[Compensation]

[For three highest paid officers – to come]

[Sales Loads Discounts]

[Sales Loads — to come]

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BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (which in this context refers to the investment sub-advisor(s) who make the day-to-day decisions for a Fund) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions, and for the allocation of brokerage in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The Funds are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interest of customer orders above the specialist’s own interest and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist may make a market in certain securities held by the Funds.

In placing orders for portfolio securities of a Fund, the Advisor gives primary consideration to obtaining the most favorable price and efficient execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instant and other transactions, and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services which are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have purchased any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Advisor with clients other than the Funds. Similarly, any research services received by the Advisor through the placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Funds. The Advisor is of the opinion that this material is

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beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided…viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker/dealer provide an advisor with lawful and appropriate assistance in the performance of its investment decision making responsibilities.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Funds.

Commission rates are established pursuant to negotiations with the broker/dealers based on the quality and quantity of execution services provided by the broker/dealer in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed. Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities which are suitable for more than one Fund as well as for one or more of the other clients of the Advisor. Investment decisions for each Fund and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

The Trust will not execute portfolio transactions through, or purchase or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator, the Administrator or its affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate purchase and sale orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions which are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, a Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that each Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (a) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (b) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (c) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

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Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds purchased by certain of the Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Funds may purchase securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to the Rule.

Particularly given the breadth of the Advisor’s investment management activities, investment decisions for each Fund are not always made independently from those for the other Funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to each Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following describes the types and amounts of brokerage commissions paid by the Funds during their three most recent fiscal years. In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

Fund	Fiscal Period Ended February 28, 2007 *	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Large Cap Index Fund
Mid Cap Index Fund
Small Cap Index Fund
Large Cap Enhanced Core Fund

*	The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown above are for the eleven-month period ended February 28, 2007.

The Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal period ended February 28, 2007 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of February 28, 2007 *

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission	Percentage of Aggregate Brokerage Commissions Paid to Broker/Dealer	Percentage of Aggregate Brokerage Transactions Effected through Broker/Dealer
Large Cap Index Fund
Mid Cap Index Fund

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Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of February 28, 2007 *

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission	Percentage of Aggregate Brokerage Commissions Paid to Broker/Dealer	Percentage of Aggregate Brokerage Transactions Effected through Broker/Dealer
Small Cap Index Fund
Large Cap Enhanced Core Fund

*	The Funds changed their fiscal year end from March 31st to February 28th; the amounts shown above are for the eleven-month period ended February 28, 2007.

The Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2006 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2006

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission	Percentage of Aggregate Brokerage Commissions Paid to Broker/Dealer	Percentage of Aggregate Brokerage Transactions Effected through Broker/Dealer
Large Cap Index Fund
Mid Cap Index Fund
Small Cap Index Fund
Large Cap Enhanced Core Fund

The following Funds have paid brokerage commissions to the indicated affiliated broker/dealers for the fiscal year ended March 31, 2005 as shown in the table below.

Brokerage Commissions Paid by the Funds to Affiliated Broker/Dealers as of March 31, 2006

Fund	Broker/Dealer (relationship to Fund)	Aggregate Brokerage Commission	Percentage of Aggregate Brokerage Commissions Paid to Broker/Dealer	Percentage of Aggregate Brokerage Transactions Effected through Broker/Dealer
Large Cap Index Fund
Mid Cap Index Fund
Small Cap Index Fund
Large Cap Enhanced Core Fund

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Directed Brokerage

A Fund or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Fund’s brokerage transactions to a broker/dealer because of the research services it provides the Fund or the Advisor.

During the fiscal period ended February 28, 2007, no Fund directed brokerage transactions.

Securities of Regular Broker/Dealers

In certain cases, the Funds as part of their principal investment strategy, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of February 28, 2007, the Funds owned securities of its “regular brokers or dealers” or their parents, as defined in Rule 10b-1 of the 1940 Act, shown in the table below.

Investments in Securities of Regular Broker/Dealers as of February 28, 2007

Fund	Broker/Dealer	Dollar Amount of Securities Held
Large Cap Index Fund
Mid Cap Index Fund
Small Cap Index Fund
Large Cap Enhanced Core Fund

Additional Investor Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor may pay significant amounts to financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a Fund’s transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a Rule 12b-1 Plan. As of September 1, 2005, the Trust’s Board has authorized the Funds to pay up to 0.11% of this amount. Such payments will be made by the Fund to its transfer agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Fund’s transfer agent, distributor or their affiliates will pay, from their own resources, amounts in excess of the amount paid by the Fund to financial intermediaries in connection with the provision of these additional shareholder services and other services (See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information including a list of the financial intermediaries, as of the date of this SAI, receiving such payments).

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with CMD or one of its affiliates.

The Funds may also make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

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Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described below under Brokerage Allocation and Other Practices – Investor Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with CMD or one of its affiliates.

CMD and its affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary may also receive payments described above in Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, CMD and its affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as more fully described below), and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by CMD or its affiliates are made pursuant to agreements between CMD and its affiliates and financial intermediaries and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales, or the distribution (Rule 12b-1) fees and expenses paid by the Fund as shown under the heading Fees and Expenses in the Fund’s prospectus.

Marketing Support Payments

CMD or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying a Fund as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing, and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by CMD attributable to that financial intermediary, gross sales of the mutual funds distributed by CMD attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary are generally expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the Money Market Funds) attributable to the financial intermediary. CMD or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in the Fund.

As of the date of this SAI, CMD or its affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

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Recipients of Marketing Support Payments from CMD or its Affiliates

•      G. Edwards & Sons, Inc.

•      AIG Advisor Group

•      Ameriprise Financial Services, Inc.

•      AXA Advisors, LLC

•      Banc of America Securities LLC

•      Banc of America Securities Limited

•      Bank of America, N.A.

•      Bank of New York

•      Bear Stearns Securities Corporation

•      BMO Nesbitt Burns

•      Brown Brothers Harriman & Co.

•      Chicago Mercantile Exchange

•      Citicorp Investment Services

•      Citigroup Global Markets Inc.

•      Commonwealth Financial Network

•      Custodial Trust Company

•      FAS Corp.

•      Fidelity Brokerage Services, Inc.

•      FinancialOxygen, Inc.

•      Genworth Financial, Inc.

•      Goldman, Sachs & Co.

•      Harris Corp.

•      Huntington Capital Corp.

•      Independent Financial Markets Group, Inc.

•      ING Group

•      J.J.B. Hilliard, W.L. Lyons, Inc.

•      Lincoln Financial Advisors Corp.

•      Linsco/Private Ledger Corp. (LPL)

•      Mellon Financial Markets, LLC

•      Merrill Lynch, Pierce, Fenner & Smith Incorporated

•      Money Market One

•      Morgan Stanley & Co. Incorporated

•      National Financial Services LLC

•      New York State Deferred Compensation Board

•      Pershing LLC

•      PNC Bank, N.A.

•      Raymond James & Associates, Inc.

•      Raymond James Financial Services, Inc.

•      Security Benefit Life Insurance Company

•      SEI Investments Inc.

•      SVB Securities

•      Silicon Valley Bank

•      Summit Bank

•      Sungard Institutional Brokerage Inc.

•      Sun Life Assurance Company of Canada

•      TIAA-CREF Life Insurance Company

•      Transamerica Corporation

•      UBS Financial Services Inc.

•      US Bank National Association

•      Wachovia Securities LLC

•      Webster Investment Services, Inc.

•      Wells Fargo Management LLC

•      Wells Fargo Corporate Trust Services

CMD or its affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Investor Servicing Payments

CMD or its affiliates may also make payments to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for a variety of services they provide to such programs. These amounts are in addition to amounts that may be paid on behalf of the Funds (see Brokerage Allocation and Other Practices – Additional Investor Servicing Payments) and may be in addition to the marketing support payments paid by CMD described above. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These investor services may include sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. Payments by CMD or its affiliates for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a Rule 12b-1 Plan. In addition, CMD or its affiliates may make lump sum payments to selected financial intermediaries receiving investor servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, CMD or its affiliates had agreed to make investor servicing payments to the financial intermediaries or their affiliates shown below.

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Recipients of Investor Servicing Payments from CMD or its Affiliates

•      ABR Retirement Plan Services, Inc.

•      ACS HR Solutions LLC

•      ADP Retirement Services

•      American Century Investments

•      Ameriprise Financial Services, Inc.

•      AMG Service Corp.

•      AST Trust Company

•      Benefit Plan Administrators

•      Bisys Retirement Services

•      Ceridian Retirement Plan Services

•      Charles Schwab & Co.

•      Citigroup Global Markets Inc.

•      CitiStreet LLC

•      City National Bank

•      CNA Trust Corporation

•      Compensation & Capital Administrative Services, Inc.

•      CompuSys Erisa Group of Companies

•      Crown Point Trust Company

•      Daily Access Concepts, Inc.

•      Digital Retirement Solutions

•      Edgewood Services, Inc.

•      E*Trade Group, Inc.

•      ExpertPlan

•      Fidelity Investments Institutional Operations Co.

•      Fiserv Trust Company

•      Great West Life & Annuity Co.

•      GWFS Equities, Inc.

•      Hartford Life Insurance Company

•      Hewitt Associates LLC

•      Invesmart, Inc.

•      John Hancock Life Insurance Company (USA)

•      John Hancock Life Insurance Company of New York

•      JP Morgan Retirement Plan Services LLC

•      Lincoln Financial Group

•      Linsco/Private Ledger Corp.

•      M&T Securities, Inc.

•      Marquette Trust Company

•      Massachusetts Mutual Life Insurance Company

•      Matrix Settlement & Clearance Services

•      Mercer HR Services, LLC

•      Merrill Lynch, Pierce, Fenner & Smith Incorporated

•      Mid Atlantic Capital Corporation

•      National Deferred Compensation, Inc.

•      National Investor Services Corp.

•      Nationwide Investment Services

•      New York State Deferred Compensation, Inc.

•      NYLife Distributors LLC

•      PNC Advisors

•      Princeton Retirement Group

•      RBC Dain Rauscher Inc.

•      Robert W. Baird & Co., Inc.

•      Stanton Trust

•      Strong Funds Distributors, Inc.

•      Sungard Investment Products, Inc.

•      The 401k Company

•      T. Rowe Price Group, Inc.

•      The Gem Group, L.P.

•      The Principal Financial Group

•      The Vanguard Group, Inc.

•      Unified Trust Company, N.A.

•      Wachovia Securities, LLC

•      Wells Fargo Bank, N.A.

•      Wells Fargo Funds Management, LLC

•      Wespac Plan Services, Inc.

•      Wilmington Trust Corporation

CMD or its affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, CMD, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of a Fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by CMD may include financial assistance to financial intermediaries that enable CMD to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment, and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. CMD makes payments for entertainment events it deems appropriate, subject to CMD’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this Statement of Additional Information. You can ask your financial intermediary for information about any payments it receives from CMD

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and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds of the Trust offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in a Fund’s prospectuses, a Fund may no longer be accepting new investments from current or prospective investors. The Trust, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A Shares	Class B Shares	Class R Shares	Class Z Shares
Large Cap Index Fund	✓	✓		✓
Mid Cap Index Fund	✓			✓
Small Cap Index Fund	✓			✓
Large Cap Enhanced Core Fund	✓		✓	✓

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Fund’s shares, other than the possible future termination of the Fund. The Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund’s debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

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Voting Rights

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in the Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Investment Advisory Agreement or Investment Sub-Advisory Agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or a Fund, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in the Funds’ prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectus under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to redeem shares when permitted or required to do so by law, or compel redemptions of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase, Redemption and Exchange

An investor may purchase, redeem and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements that which can be found in the Funds’ prospectuses.

Purchases and Redemptions

The Funds have authorized one or more broker-dealers to accept purchase and redemption orders on the Funds’ behalf. These broker-dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker-dealer, or, if applicable, a broker-dealer’s authorized designee, accepts the order. Customer orders will be priced at the Fund’s net asset value next computed after they are accepted by an authorized broker-dealer or the broker’s authorized designee.

The Trust may redeem shares involuntarily in order to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for Investor Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Investor Shares as provided in the related prospectuses from time to time. The Trust also may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Front-End Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•	Full-time employees and retired employees of Bank of America (and its predecessors), its affiliates and subsidiaries and the immediate families of these people.

•	Banks, trust companies and thrift institutions acting as fiduciaries.

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in a Columbia Fund within 90 days of the date of distribution.

•	Columbia Funds’ Trustees, Directors and employees of its investment sub-advisors.

•

Registered broker/dealer firms that have entered into a Columbia Funds dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•

Registered personnel and employees of these broker/dealers and their family members may buy Class A shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes.

•	Employees or partners of any service provider to the Funds.

•	Investors who buy through accounts established with certain fee-based investment advisors or financial planners, wrap fee accounts and other managed agency/asset allocation accounts.

•	Shareholders of certain Funds that reorganized into the Columbia Funds who were entitled to buy shares at net asset value.

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The plans listed below can buy Class A shares without paying a front-end sales charge.

•	Health savings accounts sponsored by third party platforms, including those sponsored by Bank of America and its affiliates.

•	Pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the Code.

•

Employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must: have at least $500,000 invested in Class A shares of Columbia Funds (except Money Market Funds); or sign a letter of intent to buy at least $500,000 of Class A shares of Columbia Funds (except Money Market Funds), or be an employer-sponsored plan with at least 100 eligible participants; or be a participant in an alliance program that has signed an agreement with a Fund or a selling agent; or certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Fund. This is called the reinstatement privilege and allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are redeemed.

Contingent Deferred Sales Charges (Class A and Class B Shares)

Shareholders won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on redemptions following the death of: (1) the sole shareholder on an individual account; (2) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (3) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfer to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any redemption from the estate account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

Automatic Withdrawal Plan (AWP): CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual AWP established with the Transfer Agent, to the extent that the redemptions do not exceed, on an annual basis, 12% of the account’s value at the time that the AWP is established. Otherwise a CDSC will be charged on AWP redemptions until this requirement is met; this requirement does not apply if the AWP is set up at the time the account is established, and distributions are being reinvested.

Disability: CDSCs may be waived on redemptions after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (1) the disability must arise after the purchase of shares; (2) the disabled shareholder must have been under the age of 65 at the time of the initial determination of disability; and (3) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are redeemed, the applicable CDSC will be charged.

Death of a trustee: CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (1) the grantor of the trust is the sole trustee and the sole life beneficiary, and (2) death occurs following the purchase, and (3) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the Financial Services Firm (FSF) agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

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Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Nations Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-US investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A or Class B shares held in the account is less than the minimum account size.

Plans of reorganization: At the Funds’ discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Offering Price

The share price of each Fund is based on the Fund’s net asset value per share, which is calculated for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. unless the NYSE closes earlier) on each day a Fund is open for business, unless a Board determines otherwise.

The value of a Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on Nasdaq will generally be valued at the Nasdaq Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to Nasdaq’s best bid price if the last trade price is below such bid price and down to Nasdaq’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on Nasdaq prior to the calculation of the NAV of the Fund. If no sale price is shown on Nasdaq, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures. Securities traded on a foreign securities exchange will generally be valued at their last traded sale prices on a primary exchange. In the absence of a reported sale on a particular day, the securities will generally be valued at the mean between the latest bid and asked prices.

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Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in a Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as WEBS.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

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TAXATION

The following information supplements and should be read in conjunction with the section in each prospectus entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through a tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

Qualification as a Regulated Investment Company

The Trust intends to continue to qualify each Fund as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code, as long as such qualification is in the best interests of the Fund’s shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each regulated investment company is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future Treasury Regulations, the IRS may limit qualifying income from foreign currency gains that are directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)) or the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment

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company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

Excise Tax

A 4% nondeductible excise tax will be imposed on each Fund’s net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gain (adjusted for ordinary losses) for the 12 month period ending on October 31 of that year, and all of its ordinary income and net capital gain from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

Capital Loss Carry-Forwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations or may engage in reorganizations in the future.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

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Taxation of Fund Investments

In general, realized gains or losses on the sale of portfolio securities will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount (OID), such as a zero-coupon bond, the Fund may be required to annually include in its distributable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. In general, inflation-protection bonds can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark-to-market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain future contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into “straddles” by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as

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“mixed straddles” if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

“Passive foreign investment corporations” (PFICs) are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on “excess distributions” received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives.

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In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements. In addition, payments received by the Funds in connection with securities lending and repurchase agreements will not qualify for reductions in individual federal income tax on certain dividends and so may be taxable as ordinary income.

Taxation of Distributions

Except for exempt-interest distributions paid out by the Tax-Exempt Funds, discussed below, all distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in Government National Mortgage Association (Ginnie Mae) or Federal National Mortgage Association (Fannie Mae) securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss may be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a

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long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. Only an International/Global Equity Fund may qualify for and make the election; however, even if an International/Global Equity Fund qualifies for the election for a year, it may not make the election for such year. An International/Global Equity Fund will notify each shareholder within 60 days after the close of the Fund’s taxable year whether it has elected for the foreign taxes paid by the Fund to “pass-through” for that year.

Even if an International/Global Equity Fund qualifies for the election, foreign income and similar taxes will only pass-through to the Fund’s shareholders if the Fund and its shareholders meet certain holding period requirements. Specifically, (i) the shareholders must have held the Fund shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the shareholders became entitled to receive Fund distributions corresponding with the pass-through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund must have held the shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. An International/Global Equity Fund may choose not to make the election if the International/Global Equity Fund has not satisfied its holding requirement.

If an International/Global Equity Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period requirements shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If such shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder’s federal income tax attributable to foreign source taxable income or the amount specified in the notice mailed to that shareholder within 60 days after the close of the year. If the credit is attributable, wholly or in part, to qualified dividend income (as defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.

In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may only be claimed by shareholders that itemize their deductions.

Federal Income Tax Rates

As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received from certain domestic and foreign corporations on or after January 1, 2003, as long as certain holding period requirements are met. If 95% or more of a Fund’s gross income

73

constitutes qualified dividend income, all of its distributions generally will be treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date. If less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Trust may be required to withhold, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN), generally the shareholder’s social security or employer identification number, if (when required to do so), the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. If backup withholding provisions are applicable, any distributions or proceeds, whether paid in cash or received in additional shares, will be reduced by the amounts required to be withheld. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under “sunset” provisions of law enacted in 2001.

Tax-Deferred Plans

The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund attributable to domestic corporations if received directly by the corporate shareholder, would qualify for such a deduction. The dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if certain holding period requirements are met. These requirements are complex, and, therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

Foreign Shareholders

With respect to taxable years beginning on or after January 1, 2005 and before January 1, 2008, distributions designated by a Fund as “interest-related distributions” generally attributable to the Fund’s net interest income earned on certain debt obligations paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to

74

control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a foreign shareholder) generally will be exempt from federal income tax withholding tax, provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder (exempt foreign shareholder). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). However, this tax generally will not apply to exempt-interest distributions from a Fund, described below. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning on or after January 1, 2005 and before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income tax withholding, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) with respect to taxable years of a Fund beginning on or after January 1, 2005, and before January 1, 2008, such gains or distributions are attributable to gain from the sale or exchange of a U.S. real property interest. If such gains or distributions are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If more than half of a Fund’s assets are invested directly or indirectly in U.S. real property holding companies or REITs, distributions attributable to gain from the Fund’s sale or exchange of U.S. real property interests will be taxed to a foreign shareholder as if that gain were effectively connected with the shareholder’s conduct of a U.S. trade or business. Such gains or distributions may be required to be reported by a foreign shareholder on a U.S. federal income tax return and will be subject to U.S. income tax at the rates applicable to U.S. holders and/or may be subject to federal income tax withholding at a rate of 35% (or less to the extent provided in Treasury Regulations). If a foreign shareholder disposes its Fund shares prior to a distribution and the Fund has income attributable to a U.S. real property interest, under certain circumstances the foreign shareholder may be treated as having received a distribution attributable to gain from the Fund’s sale or exchange of U.S. real property interests. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions. “Short-term capital gain distributions” are distributions designated as such from a Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year generally attributable to its net short-term capital gain.

Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder’s death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). Under recently enacted tax legislation, with respect to estates of decedents dying after December 31, 2004, and before January 1, 2008, if a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder’s death, Fund shares will not be deemed property situated in the United States in the proportion that, at the end of the quarter of the Fund’s taxable year immediately preceding the shareholder’s date of death, the assets of the Fund that were “qualifying assets” (i.e., bank deposits, debt obligations or property not within the United States) with respect to the decedent bore to the total assets of the Fund. In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

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The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships. If an International/Global Equity Fund qualifies and makes an election to pass-through foreign taxes to its shareholders, foreign shareholders of the Fund generally will be subject to increased federal income taxation without a corresponding benefit for the pass-through.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of [June 1, 2007], the name, address and percentage of ownership of each person who may be deemed to be a principal holder (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Portfolio’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds

Fund / Share Class	Shareholder Account Registration	Share Balance	Percent of Class
LARGE CAP INDEX FUND – Class [ ]
MID CAP INDEX FUND – Class [ ]
SMALL CAP INDEX FUND – Class [ ]
LARGE CAP ENHANCED CORE FUND – Class [ ]

As of [June 1, 2007], the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of the Portfolios in that it is deemed to beneficially own greater than 25% of the outstanding shares either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below.

Control Person Ownership of the Funds
Fund	Shareholder Account Registration	Share Balance	Percent of Fund
LARGE CAP INDEX FUND – Class [ ]
MID CAP INDEX FUND – Class [ ]
SMALL CAP INDEX FUND – Class [ ]
LARGE CAP ENHANCED CORE FUND – Class [ ]

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APPENDIX A—DESCRIPTION OF SECURITY RATINGS

S&P

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

•	AAA—This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

•	AA—Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

•

A—Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

•

BBB—Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

•

BB, B—Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

•

To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest ratings used by S&P for short-term municipal notes.

•	SP-1—Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a “plus” (+) designation.

•	SP-2—Indicates satisfactory capacity to pay principal and interest.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

Moody’s

The following summarizes the highest six ratings used by Moody’s for corporate and municipal bonds. The first four denote investment grade securities.

•

Aaa—Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•

Aa—Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-1

•

A—Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

•

Baa—Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•

Ba—Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

•

B—Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

The following summarizes the two highest ratings used by Moody’s for short-term municipal notes and variable-rate demand obligations:

•

MIG-1/VMIG-1 — Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•	MIG-2/VMIG-2 — Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

•

AAA—Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

•

AA—Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

•

A—Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

•

BBB—Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

•

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

•	F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

•	F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

•

F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

For commercial paper, Fitch uses the short-term debt ratings described above.

APPENDIX B—PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”)—Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

*Form N-PX

*ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.
2.	Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

B-1

Means of achieving compliance

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Funds’ shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B—Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any

[1]

Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6. Accounts Managed by CMA’s Quantitative Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•	Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•

Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

•	Established governance standards and guidelines.

•	Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

•	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

•

A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

•

Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

•

The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

•	Whether the company has attained benefits from being publicly traded.

•	Cash-out value

•	Balanced interests of continuing vs. cashed-out shareholders

•	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

•	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

•

Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or
•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

•	Proposals enabling the Board to:

•	Change, without shareholder approval the domicile of the fund

•	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals

Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

Name:

Signed:

Date:

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Cutoff Date and Meeting Date:

Proxy Agenda Item:

Description of Item:

(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

            FOR

            AGAINST

            WITHHOLD

            ABSTAIN

Brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

COLUMBIA FUNDS SERIES TRUST

One Financial Center

Boston, Massachusetts 02111

1-800-345-6611

FORM N-1A

PART C

OTHER INFORMATION

ITEM 23. Exhibits

All references to the registration statement (the Registration Statement) in the following list of exhibits refer to the Registration Statement for Columbia Funds Series Trust (the Registrant) on Form N-1A (File Nos. 333-89661; 811-09645)

Exhibit Letter	Description
(a)	Articles of Incorporation:

(a)(1)	Certificate of Trust dated October 22, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(a)(2)	Certificate of Amendment of Certificate of Trust dated September 26, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(a)(3)	Amended and Restated Declaration of Trust dated September 26, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(b)	Bylaws:

Not Applicable.

(c)	Instruments Defining Rights of Securities Holders: Not Applicable.

Exhibit Letter	Description
(d)	Investment Advisory Contracts:

(d)(1)	Investment Advisory Agreement between Columbia Management Advisors, LLC (CMA) and the Registrant dated September 30, 2005, Schedule I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(d)(2)	CMA Assumption Agreement on behalf of the LifeGoal Portfolios dated September 30, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(d)(3)	Investment Advisory Agreement between CMA and the Registrant on behalf of the Fixed Income Sector Portfolios dated September 30, 2005, Schedule I current as of October 1, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(d)(4)	CMA Assumption Agreement on behalf of the Fixed Income Sector Portfolios dated September 30, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(d)(5)	Investment Advisory Agreement between CMA and the Registrant on behalf of Columbia Multi-Advisor International Equity Fund dated September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(d)(6)	Investment Sub-Advisory Agreement among CMA, Brandes Investment Partners, L.P. (Brandes) and the Registrant dated September 30, 2005, Schedule I current as of October 1, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(d)(7)	Investment Sub-Advisory Agreement among CMA, Marsico Capital Management, LLC (Marsico) and the Registrant dated September 30, 2005, Schedule I current as of October 1, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(d)(8)	Investment Sub-Advisory Agreement among CMA, Causeway Capital Management LLC (Causeway) and the Registrant on behalf of Columbia Multi-Advisor International Equity Fund dated September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

Exhibit Letter	Description
(e)	Underwriting Contract:

(e)(1)	Distribution Agreement with Columbia Management Distributors, Inc. (CMD) dated September 26, 2005, Schedules I and II current as of September 26, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(f)	Bonus or Profit Sharing Contracts:

(f)(1)	Deferred Compensation Plan adopted December 9, 1999, last amended November 19, 2003, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(g)	Custodian Agreements:

(g)(1)	Master Custodian Agreement between the Registrant and State Street Bank and Trust Company (State Street) dated June 13, 2005, Appendix A last amended September 26, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(g)(2)	Amendment No. 1 to the Master Custodian Agreement between the Registrant and State Street, dated June 1, 2006, incorporated by reference to Post-Effective Amendment 45, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)	Other Material Contracts:

(h)(1)	Administration Agreement between the Registrant and CMA, dated December 1, 2005, Schedules A and B current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(2)	Pricing and Bookkeeping Agreement between the Registrant and CMA, dated December 1, 2005, Schedule A current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(3)	Shareholder Servicing Plan relating to all share classes of the Registrant, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

Exhibit Letter	Description
(h)(4)	Shareholder Administration Plan relating to Class A Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(5)	Shareholder Administration Plan relating to Class B and Class C Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(6)	Shareholder Administration Plan relating to Institutional Class Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(7)	Shareholder Administration Plan relating to Marsico Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(8)	Shareholder Administration Plan relating to Trust Class Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(9)	Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement among Columbia Management Services, Inc. (formerly, Columbia Fund Services, Inc.) (CMS), CMA and the Registrant dated September 30, 2005, Appendix I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(10)	Cross Indemnification Agreement between Columbia Funds Master Investment Trust (the Master Trust) and the Registrant dated September 26, 2005, incorporated by reference to Post-Effective Amendment 45, filed June 14, 2006.

(h)(11)	Form of Mutual Fund Fee and Expense Agreement among the Registrant, the Master Trust, Columbia Funds Variable Insurance Trust I (the Variable Trust), Banc of America Funds Trust, CMA and CMD dated October 18, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

Exhibit Letter	Description
(i)	Legal Opinion

(i)(1)	Opinion of Morrison & Foerster LLP, filed herewith.

(j)	Other Opinions

(j)(1)	Not Applicable.

(k)	Omitted Financial Statements

Not Applicable.

(l)	Initial Capital Agreements:

(l)(1)	Investor Letter, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(m)	Rule 12b-1 Plans:

(m)(1)	Shareholder Servicing and Distribution Plan relating to Class A Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(m)(2)	Distribution Plan relating to all share classes of the Registrant, Exhibits I and II current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(n)	Financial Data Schedule:

Not Applicable.

(o)	Rule 18f-3 Plan:

(o)(1)	Rule 18f-3 Multi-Class Plan, incorporated by reference to Post-Effective Amendment No. 45, filed June 14, 2006.

(p)	Codes of Ethics:

(p)(1)	Columbia Management Group Code of Ethics, effective July 1, 2006, incorporated by reference to Post-Effective Amendment No. 46, filed July 28, 2006.

Exhibit Letter	Description
(p)(2)	Brandes Code of Ethics, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.

(p)(3)	Marsico Code of Ethics, filed herewith.

(p)(4)	Causeway Code of Ethics, incorporated by reference to Post-Effective Amendment No. 48 filed February 28, 2007.

(q)(1)	Powers of Attorney for Minor Mickel Shaw, Edward J. Boudreau, Jr., William A. Hawkins, R. Glenn Hilliard and William P. Carmichael, incorporated by reference to Post-Effective Amendment 45, filed June 14, 2006.

(q)(2)	Power of Attorney for Keith Banks, incorporated by reference to Post-Effective Amendment No. 34, filed June 29, 2004.

ITEM 24. Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 25. Indemnification

Article VII of the Registrant’s Declaration of Trust provides for the indemnification of the Registrant’s trustees, officers, employees and other agents. Indemnification of the Registrant’s administrators, distributor, custodian and transfer agents is provided for, respectively, in the Registrant’s:

1.	Administration Agreement with CMA;

2.	Distribution Agreement with CMD;

3.	Custody Agreement with State Street; and

4.	Transfer Agency and Services Agreement with CFS and CMA.

The Registrant has entered into a Cross Indemnification Agreement with the Master Trust dated September 26, 2005. The Master Trust will indemnify and hold harmless the Trust against any losses, claims, damages or liabilities to which the Trust may become subject under the Securities Act of 1933 (the 1933 Act), the Investment Company Act of 1940 (the 1940 Act), or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the Securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the “Offering Documents”), or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust by the Master Trust expressly for use therein; and will reimburse the Trust for any legal or other expenses reasonably incurred by the Trust in connection with investigating or defending any such action or claim; provided, however, that the Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Master Trust by the Trust for use in the Offering Documents.

The Trust will indemnify and hold harmless the Master Trust against any losses, claims, damages or liabilities to which the Master Trust may become subject under the 1933 Act, the 1940 Act, or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in the Offering Documents or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Master Trust by the Trust expressly for use therein; and will reimburse the Master Trust for any legal or other expenses reasonably incurred by the Master Trust in connection with investigating or defending any such action or claim; provided, however, that the Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust by the Master Trust for use in the Offering Documents.

Promptly after receipt by an indemnified party under subsection (a) or (b) above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against an indemnifying party or parties under such subsection, notify the indemnifying party or parties in writing of the commencement thereof; but the omission to so notify the indemnifying party or parties shall not relieve it or them from any liability which it or they may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party or parties of the commencement thereof, the indemnifying party or parties shall be entitled to participate therein and, to the extent that either indemnifying party or both shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party or parties to such indemnified part of its or their election so to assume the defense thereof, the indemnifying party or parties shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

The Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (SEC) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. Business and Other Connections of the Investment Advisor

To the knowledge of the Registrant, none of the directors or officers of CMA, the investment advisor to the Registrant’s portfolios, or Brandes, Marsico or Causeway, the investment sub-advisors to certain portfolios, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors’ qualifying shares) of CMA or Marsico, or other subsidiaries of Bank of America Corporation.

(a) CMA performs investment advisory services for the Registrant and certain other customers. CMA is a wholly owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-advisor is incorporated by reference to Form ADV filed by CMA (formerly, Banc of America Capital Management, LLC (BACAP)) with the SEC pursuant to the Investment Advisers Act of 1940 (the Advisers Act) (File No. 801-50372).

(b) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-advisor is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (File No. 801-24986).

(c) Marsico performs investment sub-advisory services for the Registrant and certain other customers. Marsico is a wholly owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-advisor is incorporated by reference to Form ADV filed by Marsico with the SEC pursuant to the Advisers Act (File No. 801-54914).

(d) Causeway performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-advisor is incorporated by reference to Form ADV filed by Causeway with the SEC pursuant to the Advisers Act (File No. 801-60343).

ITEM 27. Principal Underwriters

(a) CMD is the Registrant’s principal underwriter. CMD acts in such capacity for each series of Columbia Funds Series Trust I, Columbia Funds Variable Insurance Trust, Columbia Acorn Trust and Wanger Acorn Trust. CMD also acts as distributor for the Registrant, the Variable Trust and Banc of America Funds Trust, and as placement agent for the Master Trust.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
Ahmed, Yaqub	V.P.	None

Aldi, Andrew	V.P.	None

Anderson, Judith M.	V.P.	None

Ash, James R.	V.P.	None

Banks, Keith T.	Director	None

Ballou, Richard J.	Sr. V.P.	None

Bartlett, John	Managing Director	None

Berretta, Frederick R.	Director and Managing Director	None

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
Bozek, James	Sr. V.P.	None

Brantley, Thomas M.	Sr. V.P.-Tax	None

Brown, Beth Ann	Sr. V.P.	None

Claiborne, Douglas	Sr. V.P.	None

Climer, Quentin	V.P.	None

Conley, Brook	V.P.	None

Davis, W. Keith	Sr. V.P.-Tax	None

DeFao, Michael	Chief Legal Officer	None

Desilets, Marian	V.P.	None

Devaney, James	Sr. V.P.	None

Dolan, Kevin	V.P.	None

Donovan, M. Patrick	Chief Compliance Officer	None

Doyle, Matthew	V.P.	None

Emerson, Kim P.	Sr. V.P.	None

Feldman, David	Managing Director	None

Feloney, Joseph	Sr. V.P.	None

Ferullo, Jeanne	V.P.	None

Fisher, James F.	V.P.	None

Ford, David C.	V.P.	None

Gellman, Laura D.	Conflicts of Interest Officer	None

Gentile, Russell	V.P.	None

Goldberg, Matthew	Sr. V.P.	None

Gubala, Jeffrey	V.P.	None

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
Guenard, Brian	V.P.	None

Jones, Michael A.	Chief Executive Officer, President and Director	None

Lynch, Andrew R.	Managing Director	None

Marcelonis, Sheila	V.P.	None

Martin, William W.	Operational Risk Officer	None

Miller, Anthony	V.P.	None

Miller, Gregory M.	V.P.	None

Moberly, Ann R.	Sr. V.P.	None

Mroz, Gregory S.	Sr. V.P.-Tax	None

Nigrosh, Diane J.	V.P.	None

Owen, Stephanie	V.P.	None

Piken, Keith A.	Sr. V.P.	None

Pryor, Elizabeth A.	Secretary	None

Ratto, Gregory	V.P.	None

Reed, Christopher B.	Sr. V.P.	None

Roberts, Amy S.	Director	None

Ross, Gary	Sr. V.P.	None

Scully-Power, Adam	V.P.	None

Seller, Gregory	V.P.	None

Shea, Terence	V.P.	None

Sideropoulos, Lou	Sr. V.P.	None

Studer, Eric	Sr. V.P.	None

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
Waldron, Thomas	V.P.	None

Walsh, Brian	V.P.	None

Wasp, Kevin	Corporate Ombudsman	None

Weidner, Donna M.	Treasurer and Chief Financial Officer	None

Wess, Valerie	Sr. V.P.	None

Wilson, Christopher L.	Sr. V.P.	President

Winn, Keith	Sr. V.P.	None

Yates, Susan	V.P.	None

*	The address for each individual is One Financial Center, Boston, MA 02111.

(c)	Not applicable.

ITEM 28. Location of Accounts and Records

(1)	CMA, One Financial Center, Boston, MA 02111 (records relating to its function as investment advisor and administrator).

(2)	Brandes, 11988 El Camino Real, San Diego, CA 92130 (records relating to its function as investment sub-advisor).

(3)	Marsico, 1200 17th Street, Suite 1600, Denver, CO 80202 (records relating to its function as investment sub-advisor).

(4)	Causeway, 1111 Santa Monica Boulevard, Suite 1150, Los Angeles, CA 90025 (records relating to its function as investment sub-advisor).

(5)	CMS (formerly, Columbia Funds Services, Inc.), P.O. Box 8081, Boston, MA 02266-8081 (records relating to its function as transfer agent).

(6)	CMD, One Financial Center, Boston, MA 02110 (records relating to its function as distributor and principal underwriter).

(7)	State Street, Two Avenue de Lafayette, LCC/4S, Boston, MA 02111-2900 (records relating to its function as custodian).

ITEM 29. Management Services

Not Applicable.

ITEM 30. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 30th day of April, 2007.

COLUMBIA FUNDS SERIES TRUST

By:	/s/ Christopher L. Wilson
Christopher L. Wilson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE
/s/ Christopher L. Wilson (Christopher L. Wilson)	President and Chief Executive Officer (Principal Executive Officer)	April 30, 2007

/s/ J. Kevin Connaughton (J. Kevin Connaughton)	Senior Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)	April 30, 2007

/s/ Michael G. Clarke (Michael G. Clarke)	Assistant Treasurer and Chief Accounting Officer (Principal Accounting Officer)	April 30, 2007

* (William P. Carmichael)	Chairman of the Board of Trustees	April 30, 2007

* (Edward J. Boudreau, Jr.)	Trustee	April 30, 2007

* (William A. Hawkins)	Trustee	April 30, 2007

* (R. Glenn Hilliard)	Trustee	April 30, 2007

* (Minor Mickel Shaw)	Trustee	April 30, 2007

*/s/ James R. Bordewick, Jr.
James R. Bordewick, Jr.**

*	Attorney-in-Fact for each Trustee
**	Executed by James R. Bordewick, Jr. on behalf of those indicated pursuant to a Power of Attorney dated May 16, 2006 incorporated herein by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR on June 14, 2006.